[MAS FRONT COVER]

MAS Funds is pleased to present the Annual Report for the Portfolios as of September 30, 1998. Please call your Miller Anderson & Sherrerd service contact at 800-354-8185 with any questions regarding these Financial Statements.

TABLE OF CONTENTS

MAS Overview and Statement of Net Assets
   Value Portfolio..........................    1
   Equity Portfolio.........................    3
   Small Cap Value Portfolio................    7
   International Equity Portfolio...........   10
   Mid Cap Growth Portfolio.................   13
   Mid Cap Value Portfolio..................   15
   Emerging Markets Value Portfolio
      (formerly Emerging Markets
      Portfolio)............................   18
   Small Cap Growth Portfolio...............   20
   Fixed Income Portfolio...................   22
   Domestic Fixed Income Portfolio..........   32
   High Yield Portfolio.....................   38
   Cash Reserves Portfolio..................   44
   Fixed Income Portfolio II................   46
   Mortgage-Backed Securities Portfolio.....   54
   Limited Duration Portfolio...............   57
   Special Purpose Fixed Income Portfolio...   63
   Municipal Portfolio......................   71
   PA Municipal Portfolio...................   75
   Global Fixed Income Portfolio............   79
   International Fixed Income Portfolio.....   83
   Intermediate Duration Portfolio..........   85
   Multi-Market Fixed Income Portfolio......   92
   Balanced Portfolio.......................  100
   Multi-Asset-Class Portfolio..............  111
Statement of Operations.....................  124
Statement of Changes in Net Assets..........  129
Financial Highlights........................  137
Notes to Financial Statements...............  156
Report of Independent Accountants...........  170

THIS ANNUAL REPORT CONTAINS CERTAIN INVESTMENT RETURN INFORMATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH EITHER MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

VALUE
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCKS (90.4%)

-----------------------------------------------------
                                             VALUE
      SEPTEMBER 30, 1998         SHARES      (000)+
-----------------------------------------------------
BANKS (12.1%)
Banc One Corp.                    908,400  $   38,720
BankBoston Corp.                  326,800      10,784
Chase Manhattan Corp.           1,324,707      57,294
First Union Corp.               1,355,713      69,396
NationsBank Corp.                 787,100      42,110
PNC Bank Corp.                    866,500      38,992
Republic New York Corp.           572,402      22,610
Washington Mutual, Inc.         1,151,700      38,870
-----------------------------------------------------
GROUP TOTAL                                   318,776
-----------------------------------------------------
BASIC RESOURCES (6.2%)
Air Products & Chemicals, Inc.    729,700      21,709
Cabot Oil & Gas Corp., Class A    305,742       7,625
IMC Global, Inc.                  920,894      17,842
Inland Steel Industries, Inc.   1,255,600      27,309
Lubrizol Corp.                  1,277,400      33,931
Rohm & Haas Co.                   964,468      26,824
* W.R. Grace & Co.              1,329,900      16,541
Westvaco Corp.                    509,220      12,221
-----------------------------------------------------
GROUP TOTAL                                   164,002
-----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (0.3%)
Tupperware Corp.                  662,076       7,779
-----------------------------------------------------
CONSUMER DURABLES (9.8%)
Dana Corp.                        686,651      25,621
Ford Motor Co.                  1,355,130      63,606
General Motors Corp.            1,356,409      74,179
Goodyear Tire & Rubber Co.      1,047,513      53,816
Owens Corning                   1,280,641      41,701
-----------------------------------------------------
GROUP TOTAL                                   258,923
-----------------------------------------------------
CONSUMER SERVICES (0.5%)
Standard Register Co.             397,811      10,815
-----------------------------------------------------
ENERGY (3.5%)
* Cooper Cameron Corp.            145,400       4,089
* Nabors Industries, Inc.       1,486,800      22,581
Phillips Petroleum Co.            427,695      19,300
Ultramar Diamond Shamrock
  Corp.                           900,390      20,484
YPF S.A. ADR                    1,003,438      26,089
-----------------------------------------------------
GROUP TOTAL                                    92,543
-----------------------------------------------------
FOOD, TOBACCO & OTHER (6.3%)
Dole Food Co., Inc.               282,500      10,205
IBP, Inc.                         941,403      19,063
Philip Morris Cos., Inc.        1,321,505      60,872

                                             VALUE
                                 SHARES      (000)+
-----------------------------------------------------
-----------------------------------------------------
RJR Nabisco Holdings Corp.      1,582,690  $   39,864
Universal Foods Corp.           1,691,494      35,310
-----------------------------------------------------
GROUP TOTAL                                   165,314
-----------------------------------------------------
HEALTH CARE (7.2%)
Beckman Coulter, Inc.             682,899      35,255
Columbia/HCA Healthcare Corp.   1,276,361      25,607
* Foundation Health Systems,
  Inc., Class A                 1,883,884      17,661
* HEALTHSOUTH Corp.             1,591,500      16,810
Mallinckrodt, Inc.                501,051      10,178
* Tenet Healthcare Corp.        1,734,900      49,878
United HealthCare Corp.           994,300      34,801
-----------------------------------------------------
GROUP TOTAL                                   190,190
-----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (13.8%)
Aeroquip-Vickers, Inc.          1,302,176      37,438
* AMR Corp.                       460,480      25,528
Burlington Northern Santa Fe,
  Inc.                            263,400       8,429
Case Corp.                      1,274,826      27,727
CSX Corp.                         537,796      22,621
++ Cummins Engine Co., Inc.     1,408,386      41,899
Delta Air Lines, Inc.             258,900      25,178
Eaton Corp.                       244,502      15,327
* FMC Corp.                       392,565      20,242
Harnischfeger Industries, Inc.  1,498,001      16,853
Kennametal, Inc.                  750,338      20,212
Olsten Corp.                    2,127,560      12,100
Parker Hannifin Corp.           1,071,537      31,811
Tecumseh Products Co., Class A    627,376      30,781
TRW, Inc.                         640,618      28,428
-----------------------------------------------------
GROUP TOTAL                                   364,574
-----------------------------------------------------
INSURANCE (10.6%)
Allstate Corp.                  1,199,140      49,989
American General Corp.            309,855      19,792
CIGNA Corp.                       691,300      45,712
Everest Reinsurance Holdings,
  Inc.                            807,291      30,122
Hartford Financial Services
  Group, Inc.                     680,706      32,291
Old Republic International
  Corp.                         1,288,900      29,000
ReliaStar Financial Corp.         655,358      25,559
St. Paul Cos., Inc.               713,400      23,186
Transatlantic Holdings, Inc.      299,258      24,764
-----------------------------------------------------
GROUP TOTAL                                   280,415
-----------------------------------------------------
RETAIL (8.0%)
Dillard's, Inc., Class A          959,409      27,163
* Federated Department Stores,
  Inc.                            232,900       8,472
Liz Claiborne, Inc.             1,235,400      32,352
Sears, Roebuck & Co.              822,800      36,357
Springs Industries, Inc.,
  Class A                         624,318      21,695
* Toys 'R' Us, Inc.             2,074,551      33,582

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

VALUE
PORTFOLIO

                                             VALUE
(CONT'D)                         SHARES      (000)+
-----------------------------------------------------
V.F. Corp.                      1,004,006  $   37,274
* Venator Group, Inc.           1,688,500      14,669
-----------------------------------------------------
GROUP TOTAL                                   211,564
-----------------------------------------------------
TECHNOLOGY (5.4%)
* Arrow Electronics, Inc.         926,500      12,160
Avnet, Inc.                       563,400      20,740
Electronic Data Systems Corp.     795,300      26,394
International Business
  Machines Corp.                  472,144      60,435
Tektronix, Inc.                 1,455,317      22,557
-----------------------------------------------------
GROUP TOTAL                                   142,286
-----------------------------------------------------
UTILITIES (6.7%)
Bell Atlantic Corp.               967,400      46,858
Cinergy Corp.                     398,407      15,239
DTE Energy Co.                    645,140      29,152
Duke Energy Corp.                 338,622      22,413
Entergy Corp.                     659,645      20,284
GPU, Inc.                         564,504      23,992
Southern Co.                      634,800      18,687
-----------------------------------------------------
GROUP TOTAL                                   176,625
-----------------------------------------------------
TOTAL COMMON STOCKS (Cost $2,600,800)       2,383,806
-----------------------------------------------------
STRUCTURED INVESTMENT (1.3%)
-----------------------------------------------------
                                     FACE
                                   AMOUNT
                                    (000)
                                  -------
(b) Merrill Lynch & Co., Inc.
  Single Stock Linked Note,
  3.00% plus dividends on Case
  Corp. stock, 8/13/99 (Cost
  $51,118)                      $   1,610      35,018
-----------------------------------------------------
CASH EQUIVALENTS (16.1%)
-----------------------------------------------------
Short-term Investments Held as
  Collateral For Loaned
  Securities (9.5%)               251,040     251,040
-----------------------------------------------------
COMMERCIAL PAPER (1.9%)
E.I. DuPont de Nemours & Co.
   5.42%, 11/6/98                  20,000      19,891
General Electric Capital Corp.
   5.42%, 11/19/98                 30,000      29,779
-----------------------------------------------------
GROUP TOTAL                                    49,670
-----------------------------------------------------
REPURCHASE AGREEMENT (4.7%)
Chase Securities, Inc. 5.40%,
  dated 9/30/98, due 10/1/98,
  to be repurchased at
  $123,866 collateralized by
  various U.S. Government
  Obligations, due
  10/1/98-8/31/00 valued at
  $125,086                        123,847     123,847
-----------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $424,557)        424,557
-----------------------------------------------------
TOTAL INVESTMENTS (107.8%)
  (Cost $3,076,475)                         2,843,381
-----------------------------------------------------

                                             VALUE
                                             (000)+
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-7.8%)
Cash                                       $        1
Dividends Receivable                            4,375
Interest Receivable                             1,552
Receivable for Investments Sold                70,384
Receivable for Fund Shares Sold                 2,260
Receivable for Daily Variation on Futures
  Contracts                                     4,016
Other Assets                                      105
Payable for Investments Purchased             (24,300)
Payable for Fund Shares Redeemed               (8,229)
Payable for Investment Advisory Fees           (3,972)
Payable for Administrative Fees                  (180)
Payable for Shareholder Servicing
  Fees-Investment Class                            (3)
Payable for Distribution Fee-Adviser
  Class                                           (68)
Payable for Trustees' Deferred
  Compensation Plan-Note F                       (103)
Collateral on Securities Loaned, at Value    (251,040)
Other Liabilities                                (144)
                                           ----------
                                             (205,346)
-----------------------------------------------------
NET ASSETS (100%)                          $2,638,035
-----------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 150,951,613 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $2,288,236
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    15.16
-----------------------------------------------------
INVESTMENT CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 1,619,077 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $   24,527
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    15.15
-----------------------------------------------------
ADVISER CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 21,496,980 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $  325,272
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    15.13
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                            $2,458,157
Undistributed Net Investment Income
  (Loss)                                       13,250
Undistributed Realized Net Gain (Loss)        396,104
Unrealized Appreciation (Depreciation)
  on: Investment Securities                  (233,094)
  Futures                                       3,618
-----------------------------------------------------
NET ASSETS                                 $2,638,035
-----------------------------------------------------

+     See Note A1 to Financial Statements.
++    A portion of these securities was pledged to cover
       margin requirements for futures contracts.
*     Non-income producing security.
ADR   American Depositary Receipt
(b)   Security is linked to the performance of the common
       stock of Case Corp.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

EQUITY
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCKS (94.3%)

----------------------------------------------------
                                             VALUE
       SEPTEMBER 30, 1998          SHARES    (000)+
----------------------------------------------------
BANKS (4.6%)
Banc One Corp.                     159,400  $  6,795
BankBoston Corp.                   465,300    15,355
Chase Manhattan Corp.              286,800    12,404
Citicorp                            56,900     5,288
----------------------------------------------------
GROUP TOTAL                                   39,842
----------------------------------------------------
BASIC RESOURCES (3.7%)
Air Products & Chemicals, Inc.     231,300     6,881
Bowater, Inc.                      124,500     4,435
Praxair, Inc.                      130,300     4,259
Rohm & Haas Co.                    281,000     7,815
Solutia, Inc.                      144,700     3,265
* W.R. Grace & Co.                 448,000     5,572
----------------------------------------------------
GROUP TOTAL                                   32,227
----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (2.1%)
Anheuser-Busch Cos., Inc.          209,300    11,302
Dial Corp.                         153,900     3,174
PepsiCo, Inc.                      122,500     3,606
----------------------------------------------------
GROUP TOTAL                                   18,082
----------------------------------------------------
CONSUMER DURABLES (7.3%)
Ford Motor Co.                     438,900    20,601
General Motors Corp.               303,817    16,615
Goodyear Tire & Rubber Co.         109,500     5,626
LucasVarity plc ADR                386,600    12,081
Owens Corning                      283,800     9,241
----------------------------------------------------
GROUP TOTAL                                   64,164
----------------------------------------------------
CONSUMER SERVICES (5.6%)
* Clear Channel Communications,
  Inc.                             176,000     8,360
* Liberty Media Group, Class A     271,513     9,961
News Corp., Ltd. ADR               348,100     7,789
Service Corp. International        241,400     7,695
* Tele-Communications, Inc.,
  Class A                          377,824    14,782
----------------------------------------------------
GROUP TOTAL                                   48,587
----------------------------------------------------
CREDIT & FINANCE/
  INVESTMENT COMPANIES (2.2%)
Ambac Financial Group, Inc.        265,600    12,749
Household International, Inc.      178,600     6,697
----------------------------------------------------
GROUP TOTAL                                   19,446
----------------------------------------------------
ENERGY (2.7%)
Coastal Corp.                      332,400    11,219
* Nabors Industries, Inc.          205,100     3,115
Phillips Petroleum Co.             108,800     4,910

                                             VALUE
                                   SHARES    (000)!
----------------------------------------------------
----------------------------------------------------
Transocean Offshore, Inc.           31,000  $  1,075
USX-Marathon Group, Inc.           101,400     3,593
----------------------------------------------------
GROUP TOTAL                                   23,912
----------------------------------------------------
FOOD, TOBACCO & OTHER (3.8%)
General Mills, Inc.                107,400     7,518
Philip Morris Cos., Inc.           386,170    17,788
RJR Nabisco Holdings Corp.         311,980     7,858
----------------------------------------------------
GROUP TOTAL                                   33,164
----------------------------------------------------
HEALTH CARE (8.7%)
Abbott Laboratories                176,700     7,675
American Home Products Corp.       189,000     9,899
Baxter International, Inc.         271,800    16,172
Bristol-Myers Squibb Co.            70,372     7,310
* Health Management Associates,
  Inc., Class A                    326,225     5,954
* HEALTHSOUTH Corp.                347,100     3,666
* Lincare Holdings, Inc.           235,500     9,126
Merck & Co., Inc.                   50,700     6,569
Mylan Labs, Inc.                   130,800     3,859
* Tenet Healthcare Corp.           205,100     5,897
----------------------------------------------------
GROUP TOTAL                                   76,127
----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (7.4%)
Aeroquip-Vickers, Inc.              85,200     2,449
* Allied Waste Industries, Inc.    345,300     8,071
* AMR Corp.                         62,100     3,443
Case Corp.                         294,300     6,401
Cummins Engine Co., Inc.           308,500     9,178
* FMC Corp.                        145,700     7,513
* Loral Space & Communications
  Ltd.                             294,200     4,339
Waste Management, Inc.             279,027    13,411
York International Corp.           291,200     9,719
----------------------------------------------------
GROUP TOTAL                                   64,524
----------------------------------------------------
INSURANCE (7.0%)
Allstate Corp.                     138,362     5,768
Conseco, Inc.                      409,120    12,504
Everest Reinsurance Holdings,
  Inc.                             252,700     9,429
* EXEL Ltd., Class A                21,800     1,373
Hartford Financial Services
  Group, Inc.                      146,500     6,950
Loews Corp.                         67,900     5,729
Travelers Property Casualty
  Corp., Class A                   313,300    10,006
UNUM Corp.                         195,100     9,694
----------------------------------------------------
GROUP TOTAL                                   61,453
----------------------------------------------------
MID CAP GROWTH (3.0%)
* AES Corp.                          3,700       137
* Allied Waste Industries, Inc.     18,300       428
America Online, Inc.                 7,300       812
* American Disposal Services,
  Inc.                               8,600       335
* American Tower Corp., Class A     12,600       321

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

EQUITY
PORTFOLIO

                                             VALUE
(CONT'D)                           SHARES    (000)+
----------------------------------------------------
* Arterial Vascular Engineering,
  Inc.                               9,200  $    340
* At Home Corp., Series A            9,100       436
* Beringer Wine Estates
  Holdings, Inc., Class B            7,400       284
* BMC Software, Inc.                10,100       607
* Borders Group, Inc.               13,800       307
* Broadcom Corp., Class A            4,300       305
* Cablevision Systems Corp.,
  Class A                           10,900       471
* Cellular Communications
  International, Inc.                6,800       369
* Cinar Films, Inc., Class B        20,900       375
Cintas Corp.                        10,200       511
Comcast Corp., Class A Special       9,000       422
* Computer Horizons Corp.           10,100       252
Computer Sciences Corp.              6,900       376
* Compuware Corp.                    8,800       518
* Concord EFS, Inc.                 13,450       347
CVS Corp.                           14,600       640
Danaher Corp.                        7,700       231
* Diamond Technology Partners,
  Inc.                               7,800       129
Earthgrains Co.                      8,200       254
* eBay, Inc.                         5,800       261
* EEX Corp.                         43,600       213
Estee Lauder Cos., Class A           5,800       297
FINOVA Group, Inc.                   7,100       355
* Fiserv, Inc.                      11,475       529
* General Instrument Corp.          18,000       389
* Global Crossing Ltd.              11,200       234
* Globalstar Telecommunications
  Ltd.                              35,500       410
HBO & Co.                            9,500       274
* Health Management Associates,
  Inc., Class A                     42,388       774
* Heftel Broadcasting Corp.,
  Class A                            8,300       313
* Imax Corp.                        14,800       296
* Intermedia Communications,
  Inc.                              11,200       275
* J. Ray McDermott, S.A.             2,600        78
* Jacor Communications, Inc.        10,400       527
Koninklijke Ahold NV ADR            10,800       314
* Lason, Inc.                        4,100       210
* Level 3 Communications, Inc.       9,300       297
* Liberty Media Group, Class A      13,387       491
* Lincare Holdings, Inc.            21,000       814
Linear Technology Corp.              5,400       270
* Loral Space & Communications
  Ltd.                              12,400       183
* Mail-Well, Inc.                   17,700       152
* MAPICS, Inc.                      14,300       316
* Metro-Goldwyn-Mayer, Inc.         12,600       175
* Micro Warehouse, Inc.             11,700       176
* Micron Electronics, Inc.          18,200       318
* Network Associates, Inc.           6,987       248
Newcourt Credit Group, Inc.          7,200       188
* NEXTLINK Communications, Inc.,
  Class A                            8,300       194
* Novell, Inc.                      32,700       401
* Ocean Energy, Inc.                12,600       165
* Omnipoint Corp.                   12,400        92
* ONIX Systems, Inc.                18,500       162
* Orbital Sciences Corp.             3,900       109

                                             VALUE
                                   SHARES    (000)+
----------------------------------------------------
* Orthodontic Centers of
  America, Inc.                     18,600  $    310
* Outdoor Systems, Inc.             18,675       364
* Pixar, Inc.                        7,700       301
* Premier Parks, Inc.               11,000       193
Prologis Trust                      12,390       280
Providian Financial Corp.            6,200       526
* Qwest Communications
  International, Inc.                8,526       267
* Rational Software Corp.           22,500       378
* Rental Service Corp.               3,900        70
Ross Stores, Inc.                    6,500       186
* Safeway, Inc.                     10,100       468
* SFX Entertainment, Inc.,
    Class A                          4,600       143
Stewart Enterprises, Inc.,
    Class A                         17,700       297
* Tele-Communications TCI
  Ventures Group, Class A           32,910       590
* Tellabs, Inc.                      4,300       171
* Trans World Entertainment
  Corp.                             16,500       301
* United Rentals, Inc.              20,000       479
* United Video Satellite Group,
  Inc.                              23,400       347
* Western Wireless Corp., Class
  A                                 19,900       356
* Yahoo! Inc.                        2,300       298
Zions Bancorporation                 6,500       265
----------------------------------------------------
GROUP TOTAL                                   26,297
----------------------------------------------------
RETAIL (5.1%)
* Consolidated Stores Corp.        294,700     5,783
CVS Corp.                          220,600     9,665
Dayton-Hudson Corp.                156,900     5,609
* Jones Apparel Group, Inc.         85,700     1,966
* Office Depot, Inc.               246,900     5,540
Ross Stores, Inc.                  205,300     5,877
Wal-Mart Stores, Inc.              194,200    10,608
----------------------------------------------------
GROUP TOTAL                                   45,048
----------------------------------------------------
TECHNOLOGY (14.9%)
* BMC Software, Inc.               240,800    14,463
* Cisco Systems, Inc.              214,350    13,250
Compaq Computer Corp.              302,200     9,557
* General Instrument Corp.         243,900     5,274
Intel Corp.                        135,300    11,602
International Business
  Machines Corp.                    51,300     6,566
* Micron Technology, Inc.          145,200     4,420
* Microsoft Corp.                  364,100    40,074
* Network Associates, Inc.         185,250     6,576
Northern Telecom Ltd.              163,200     5,222
* SCI Systems, Inc.                110,300     2,971
* Tellabs, Inc.                     98,800     3,933
Xerox Corp.                         70,800     6,000
* Yahoo! Inc.                          500        65
----------------------------------------------------
GROUP TOTAL                                  129,973
----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                             VALUE
                                   SHARES    (000)+
----------------------------------------------------
UTILITIES (9.3%)
* Airtouch Communications, Inc.    134,500  $  7,667
Ameritech Corp.                    165,900     7,860
Carolina Power & Light Co.         127,000     5,866
Columbia Energy Group               74,050     4,341
Energy East Corp.                   69,800     3,560
* MCI WorldCom, Inc.               558,018    27,273
SBC Communications, Inc.           219,600     9,758
Southern Co.                       204,100     6,008
Sprint Corp.                       130,800     9,418
----------------------------------------------------
GROUP TOTAL                                   81,751
----------------------------------------------------
VALUE (6.9%)
Aeroquip-Vickers, Inc.              35,700     1,026
Air Products & Chemicals, Inc.       7,600       226
American General Corp.              14,000       894
* AMR Corp.                          7,600       421
* Arrow Electronics, Inc.           17,600       231
Avnet, Inc.                          5,700       210
Banc One Corp.                      18,600       793
Beckman Coulter, Inc.                8,700       449
Bell Atlantic Corp.                 15,400       746
Cabot Oil & Gas Corp., Class A      18,600       464
Case Corp.                          57,900     1,259
Chase Manhattan Corp.               24,000     1,038
Chubb Corp.                          4,000       252
CIGNA Corp.                         16,600     1,098
Citicorp                             5,700       530
Columbia/HCA Healthcare Corp.       12,200       245
CSX Corp.                           18,300       770
Cummins Engine Co., Inc.            29,500       878
Delta Air Lines, Inc.                8,500       827
Dillard's, Inc., Class A            17,700       501
Duke Energy Corp.                    7,668       508
Eaton Corp.                          4,300       270
Entergy Corp.                       20,767       639
First Union Corp.                   39,999     2,047
* FMC Corp.                         12,800       660
Ford Motor Co.                      47,600     2,234
* Foundation Health Systems,
  Inc., Class A                     29,710       279
General Motors Corp.                22,332     1,221
Goodyear Tire & Rubber Co.          25,800     1,325
GPU, Inc.                           22,700       965
Harnischfeger Industries, Inc.      23,000       259
Hartford Financial Services
  Group, Inc.                       18,400       873
IBP, Inc.                           27,400       555
IMC Global, Inc.                    17,100       331
Inland Steel Industries, Inc.       16,300       355
International Business
  Machines Corp.                     9,500     1,216
Kennametal, Inc.                    10,625       286

                                             VALUE
                                   SHARES    (000)+
----------------------------------------------------
Liz Claiborne, Inc.                 19,100  $    500
Lubrizol Corp.                      10,500       279
Mallinckrodt, Inc.                  18,900       384
* Nabors Industries, Inc.           19,900       302
NationsBank Corp.                  248,700    13,305
* Octel Corp.                        3,950        54
Old Republic International Corp.    29,250       658
Olsten Corp.                        35,900       204
Owens Corning                       17,400       567
Parker-Hannifin Corp.               20,150       598
Philip Morris Cos., Inc.            35,200     1,621
Phillips Petroleum Co.              14,500       654
PNC Bank Corp.                      12,800       576
ReliaStar Financial Corp.           17,318       675
Republic New York Corp.             14,600       577
RJR Nabisco Holdings Corp.          32,200       811
Rohm & Haas Co.                     40,200     1,118
Sears, Roebuck & Co.                19,800       875
Springs Industries, Inc., Class
  A                                 17,100       594
Standard Register Co.               12,700       345
Tecumseh Products Co., Class A      28,600     1,403
Tektronix, Inc.                     36,750       570
* Tenet Healthcare Corp.            16,600       477
* Toys 'R' Us, Inc.                 24,000       388
Transatlantic Holdings, Inc.         9,600       794
TRW, Inc.                           14,100       626
Tupperware Corp.                    15,600       183
Ultramar Diamond
  Shamrock Corp.                    19,900       453
United HealthCare Corp.             19,900       697
* Venator Group, Inc.               38,200       332
V.F. Corp.                          30,000     1,114
Washington Mutual, Inc.             21,000       709
* W.R. Grace & Co.                  21,400       266
YPF S.A. ADR                        30,000       780
----------------------------------------------------
GROUP TOTAL                                   60,370
----------------------------------------------------
TOTAL COMMON STOCKS (Cost $774,858)          824,967
----------------------------------------------------
STRUCTURED INVESTMENT (0.7%)
----------------------------------------------------
                                      FACE
                                    AMOUNT
                                     (000)
                                   -------
(b) Merrill Lynch & Co., Inc.
  Single Stock Linked Note,
  3.00% plus dividends on Case
  Corp. stock, 8/13/99 (Cost
  $9,366)                         $    295     6,416
----------------------------------------------------
CASH EQUIVALENTS (18.3%)
----------------------------------------------------
Short-term Investments Held as
  Collateral for Loaned
  Securities (12.1%)               106,300   106,300
----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

EQUITY
PORTFOLIO

                                    FACE
                                   AMOUNT    VALUE
(CONT'D)                           (000)     (000)+
----------------------------------------------------
REPURCHASE AGREEMENT (6.2%)
Chase Securities, Inc. 5.40%,
  dated 9/30/98, due 10/1/98, to
  be repurchased at $54,105,
  collateralized by various U.S.
  Government Obligations, due
  10/1/98-8/31/00, valued at
  $54,638                         $ 54,097  $ 54,097
----------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $160,397)       160,397
----------------------------------------------------
TOTAL INVESTMENTS (113.3%) (Cost $944,621)   991,780
----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-13.3%)
Cash                                               7
Dividends Receivable                           1,047
Interest Receivable                              289
Receivable for Investments Sold               11,924
Receivable for Fund Shares Sold                1,525
Other Assets                                      57
Payable for Investments Purchased             (7,254)
Payable for Fund Shares Redeemed             (16,548)
Payable for Investment Advisory Fees          (1,258)
Payable for Administrative Fees                  (59)
Payable for Trustees' Deferred
  Compensation Plan-Note F                       (56)
Collateral on Securities Loaned, at Value   (106,300)
Other Liabilities                                (90)
                                            --------
                                            (116,716)
----------------------------------------------------
NET ASSETS (100%)                           $875,064
----------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------
NET ASSETS
Applicable to 42,692,157 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $872,662
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  20.44
----------------------------------------------------

                                             VALUE
                                             (000)+
----------------------------------------------------
----------------------------------------------------
INVESTMENT CLASS
----------------------------------------------------
NET ASSETS
Applicable to 99,354 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)              $  2,029
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  20.42
----------------------------------------------------
ADVISER CLASS
----------------------------------------------------
NET ASSETS
Applicable to 18,246 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)              $    373
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  20.42
----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                             $609,333
Undistributed Net Investment Income (Loss)     2,137
Undistributed Realized Net Gain (Loss)       216,435
Unrealized Appreciation (Depreciation) on
  Investment Securities                       47,159
----------------------------------------------------
NET ASSETS                                  $875,064
----------------------------------------------------

+    See Note A1 to Financial Statements.
*    Non-income producing security
ADR  American Depositary Receipt
(b)  Security is linked to the performance of the common
      stock of Case Corp.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP VALUE
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCKS (89.0%)

----------------------------------------------------
                                             VALUE
      SEPTEMBER 30, 1998          SHARES     (000)+
----------------------------------------------------
BANKS (4.9%)
Allied Capital Corp.               211,900  $  3,761
Banknorth Group, Inc.               40,800     1,193
Colonial BancGroup, Inc.           334,500     4,202
Community First Bankshares,
  Inc.                              72,900     1,294
First American Corp. of
  Tennessee                         58,400     2,241
First Tennessee National Corp.     144,100     3,936
Investors Financial Services
  Corp.                             53,300     2,612
MECH Financial, Inc.                76,600     1,915
Mercantile Bankshares Corp.         81,600     2,295
Prime Bancshares, Inc.             104,100     1,796
Reliance Bancorp, Inc.              74,100     2,093
Sovereign Bancorp, Inc.            373,300     4,970
Trustco Bank Corp.                  49,329     1,323
Webster Financial Corp.             70,896     1,728
----------------------------------------------------
GROUP TOTAL                                   35,359
----------------------------------------------------
BASIC RESOURCES (6.6%)
AK Steel Holding Corp.             139,000     2,285
Agnico-Eagle Mines Ltd.            944,200     4,013
ASARCO, Inc.                        68,500     1,310
Barrick Gold Corp.                 177,800     3,556
Battle Mountain Gold Co.           313,000     1,898
* Bethlehem Steel Corp.            186,600     1,539
Bowater, Inc.                      275,800     9,825
Crompton & Knowles Corp.           234,100     3,409
Equitable Resources, Inc.           66,700     1,697
Newmont Gold Co.                   190,100     4,859
P.H. Glatfelter Co.                 72,200       943
Reynolds Metals Co.                 34,800     1,768
* RMI Titanium Co.                  78,500     1,580
Solutia, Inc.                      225,500     5,088
* Tetra Technologies, Inc.         229,500     2,754
Titanium Metals Corp.               53,800       760
----------------------------------------------------
GROUP TOTAL                                   47,284
----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (1.4%)
* Blyth Industries, Inc.           350,850     9,627
----------------------------------------------------
CONSUMER DURABLES (3.1%)
Arvin Industries, Inc.              66,500     2,477
* Brewer (C) Homes, Inc.,
    Class A                        121,300        61
Excel Industries, Inc.             207,700     2,596
General Cable Corp.                 87,300     1,615
* Giant Cement Holdings, Inc.       90,700     1,899
* Hawk Corp., Class A               33,900       326
* SPX Corp.                         60,900     2,516
Southdown, Inc.                    232,300    10,453
* Windmere-Durable Holdings,
  Inc.                              62,500       352
----------------------------------------------------
GROUP TOTAL                                   22,295
----------------------------------------------------

                                             VALUE
                                  SHARES     (000)+
----------------------------------------------------
----------------------------------------------------
CONSUMER SERVICES (5.4%)
* ACNielsen Corp.                   73,000  $  1,624
* Budget Group, Inc.               106,400     2,427
* Gemstar International Group
  Ltd.                              65,900     3,056
Hollinger International, Inc.,
  Class A                          158,400     2,277
* Jacor Communications, Inc.       136,500     6,910
* TMP Worldwide, Inc.              201,900     6,625
* United Video Satellite Group,
  Inc.                             335,700     4,973
* Valassis Communications, Inc.    191,300     7,652
* World Color Press, Inc.           94,800     2,939
----------------------------------------------------
GROUP TOTAL                                   38,483
----------------------------------------------------
CREDIT & FINANCE/ INVESTMENT
  COMPANIES (3.1%)
CMAC Investment Corp.               46,600     2,027
Eaton Vance Corp.                  152,400     3,515
EVEREN Capital Corp.               176,000     4,268
Golden West Financial Corp.         22,100     1,808
* Healthcare Financial
  Partners, Inc.                    30,100     1,264
T. Rowe Price Associates, Inc.      96,900     2,846
* United PanAm Financial Corp.      41,500       234
Waddell & Reed Financial, Inc.     307,600     5,844
----------------------------------------------------
GROUP TOTAL                                   21,806
----------------------------------------------------
ENERGY (3.2%)
Energen Corp.                      258,200     4,906
* HS Resources, Inc.               108,201     1,238
* Input/Output, Inc.                35,000       278
Noble Affiliates, Inc.             116,200     3,704
* Noble Drilling Corp.             213,700     3,152
* Ocean Energy, Inc.               270,564     3,551
* Stolt Comex Seaway, S.A.         106,400     1,024
Suburban Propane Partners LP        38,100       702
* Veritas DGC, Inc.                128,800     2,149
Vintage Petroleum, Inc.            188,600     2,169
Wicor, Inc                          14,200       339
----------------------------------------------------
GROUP TOTAL                                   23,212
----------------------------------------------------
FOOD, TOBACCO & OTHER (4.6%)
* 800-JR Cigar, Inc.               244,600     2,721
* Consolidated Cigar Holdings,
  Inc.                             357,000     3,548
Dimon, Inc.                        238,300     2,517
* Fresh Del Monte Produce, Inc.    459,000     7,803
* General Cigar Holdings, Inc.     276,800     1,782
Michael Foods, Inc.                133,000     3,159
* Omega Protein Corp.              365,500     2,033
* Rexall Sundown, Inc.             110,200     1,701
Standard Commercial Corp.          100,000       744
* Suiza Foods Corp.                206,100     6,440
Universal Corp.                     20,900       747
----------------------------------------------------
GROUP TOTAL                                   33,195
----------------------------------------------------
HEALTH CARE (8.7%)
* ADAC Laboratories                 90,800     2,179
Alpharma, Inc., Class A            330,800     8,684
* AmeriSource Health Corp.,
  Class A                           65,100     3,544

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP VALUE
PORTFOLIO

                                             VALUE
(CONT'D)                          SHARES     (000)+
----------------------------------------------------
Angelica Corp.                     171,600  $  2,756
* Biomatrix, Inc.                   33,400     1,303
* Guilford Pharmaceuticals,
  Inc.                             358,300     5,016
* Lincare Holdings, Inc.           107,900     4,181
Mylan Labs, Inc.                   113,200     3,339
* NBTY, Inc.                       320,100     2,521
* Personnel Group of America,
  Inc.                             162,000     1,995
* PSS World Medical, Inc.          104,800     1,939
* Quorum Health Group, Inc.         83,900     1,363
* Sybron International Corp.        72,700     1,390
* Theragenics Corp.                209,200     2,968
* Total Renal Care Holdings,
  Inc.                              99,500     2,388
* Transkaryotic Therapies, Inc.     93,100     2,234
* Trigon Healthcare, Inc.          202,900     6,290
* Universal Health Services,
  Inc., Class B                     33,600     1,403
* Veterinary Centers of
  America, Inc.                    103,900     1,896
* Wesley Jessen VisionCare,
  Inc.                             163,800     3,481
* Zonagen, Inc.                    115,300     1,787
----------------------------------------------------
GROUP TOTAL                                   62,657
----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (12.5%)
AAR Corp.                          147,300     2,891
* AccuStaff, Inc.                  269,400     3,923
* AFC Cable Systems, Inc.           46,100     1,095
AGCO Corp.                         247,500     1,640
* Alliant Techsystems, Inc.         27,600     1,829
* Atlas Air, Inc.                  120,300     3,451
* Aviall, Inc.                     174,100     1,817
* Aviation Sales Co.               105,000     3,038
* BE Aerospace, Inc.               236,400     5,201
Chart Industries, Inc.             121,500       737
Columbus McKinnon Corp.             38,200       735
Cummins Engine Co., Inc.            50,600     1,505
* Data Processing Resources
  Corp.                            198,200     5,797
* Fiserv, Inc.                      60,500     2,787
Flowserve Corp.                    341,400     6,913
Greenbrier Cos., Inc.              104,100     1,477
* Hadco Corp.                       23,300       565
* Insurance Auto Auctions, Inc.    201,500     2,519
* Interim Services, Inc.           213,400     4,388
JLG Industries, Inc.                21,000       335
Kaydon Corp.                        54,300     1,429
Knightsbridge Tankers Ltd.         104,700     2,251
Manitowoc Co.                       62,900     1,895
Martin Marietta Materials, Inc.     47,000     2,030
* Midway Airlines Corp.             20,000       197
* OMI Corp.                        318,800     1,295
* Philip Services Corp.            613,400       498
* Safety-Kleen Corp.             3,025,300    10,021
* Swift Transportation Co.,
  Inc.                              70,500     1,225
Tecumseh Products Co., Class A      34,600     1,698
Teekay Shipping Corp.              149,000     2,710
* Telco Systems, Inc.              100,100     1,026
* Terex Corp.                       85,800     1,282
Tranz Rail Holdings Ltd. ADR       161,500       646
* Triumph Group, Inc.               78,500     2,335
* U.S. Xpress Enterprises Inc.,
  Class A                           19,238       236

                                             VALUE
                                  SHARES     (000)+
----------------------------------------------------
Wabash National Corp.              109,700  $  1,618
Werner Enterprises, Inc.           287,125     4,522
----------------------------------------------------
GROUP TOTAL                                   89,557
----------------------------------------------------
INSURANCE (5.3%)
Allied Life Financial Corp.        120,100     3,558
Everest Reinsurance Holdings,
  Inc.                             295,600    11,029
FBL Financial Group, Inc.,
  Class A                          104,200     2,403
Fremont General Corp.              158,200     7,594
Mercury General Corp.              224,500     8,419
Old Republic International
  Corp.                            152,800     3,438
Presidential Life Corp.            100,700     1,511
----------------------------------------------------
GROUP TOTAL                                   37,952
----------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (3.6%)
Canadian Hotel Income
  Properties                       500,000     2,983
CarrAmerica Realty Corp.            64,000     1,460
Chateau Communities, Inc.           78,308     2,188
Crescent Real Estate Equities
  Co.                              187,100     4,724
Duke Realty Investments, Inc.        1,990        46
Health Care REIT, Inc.              95,527     2,543
Healthcare Realty Trust, Inc.       59,900     1,527
Home Properties of N.Y., Inc.       98,874     2,596
HRPT Properties Trust               95,000     1,532
New Plan Excel Realty Trust        117,120     2,730
Post Properties, Inc.               38,100     1,469
* Security Capital Group, Inc.,
  Class B                          109,600     1,973
----------------------------------------------------
GROUP TOTAL                                   25,771
----------------------------------------------------
RETAIL (3.9%)
* BJ's Wholesale Club, Inc.        105,300     3,870
* Brylane, Inc.                     76,300     1,221
Cato Corp., Class A                188,600     2,192
CKE Restaurants, Inc.               65,600     1,952
Culp, Inc.                         199,300     1,582
* Dress Barn (The), Inc.           206,900     2,509
* Electronics Boutique Holdings
  Corp.                            130,500     1,240
* Friendly Ice Cream Corp.          87,700       493
* Goody's Family Clothing, Inc.    281,100     3,373
* Hollywood Entertainment Corp.    167,300     2,279
Hughes Supply, Inc.                 71,400     2,035
* Maxwell Shoe Co., Inc.,
    Class A                         53,200       632
* Pacific Sunwear of
  California, Inc.                  94,900     2,111
Ross Stores, Inc.                   91,900     2,631
----------------------------------------------------
GROUP TOTAL                                   28,120
----------------------------------------------------
TECHNOLOGY (12.2%)
* Acclaim Entertainment, Inc.    1,187,700     7,572
* ANTEC Corp.                      268,500     4,128
* Cabletron Systems, Inc.          923,900    10,394
* Cherry Corp., Class A            143,700     1,671
* Cirrus Logic, Inc.                26,700       160
* Computer Horizons Corp.          356,300     8,885
* Comverse Technology, Inc.         12,660       517
ECI Telecommunications Ltd.        232,100     5,686

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                             VALUE
                                  SHARES     (000)+
----------------------------------------------------
* Electronic Arts, Inc.            111,600  $  4,904
* Electronics for Imaging, Inc.     45,500       961
* FactSet Research Systems,
  Inc.                              26,500       840
* FORE Systems, Inc.                21,100       351
* Galileo Technology Ltd.           84,700       831
* General Instrument Corp.         247,500     5,352
* GenRad, Inc.                      50,900       789
* Harmonic Lightwaves, Inc.         24,300       298
* Mentor Graphics Corp.            283,600     1,968
* Network Associates, Inc.         174,150     6,182
* Novell, Inc.                     749,000     9,175
* Ortel Corp.                       57,200       915
* PMC-Sierra, Inc.                  11,600       370
Penn Engineering &
  Manufacturing Corp.               73,900     1,464
* Quantum Corp.                    103,000     1,635
Scientific-Atlanta, Inc.           237,000     5,007
* SMART Modular Technologies,
  Inc.                             124,500     2,560
* Splash Technology Holdings,
  Inc.                              15,200       217
* Summit Design, Inc.              175,200     1,248
* Sybase, Inc.                     267,100     1,611
* Systems & Computer Technology
  Corp.                             76,300       982
* Unit Instruments, Inc.           166,500       770
----------------------------------------------------
GROUP TOTAL                                   87,443
----------------------------------------------------
UTILITIES (10.5%)
* CalEnergy Co., Inc.              424,900    11,260
* Calpine Corp.                    185,700     3,761
Commonwealth Energy Systems        117,300     4,267
DQE, Inc.                           60,700     2,345
Eastern Enterprises                 67,000     2,822
Energy East Corp.                  120,100     6,125
Illinova Corp.                     198,700     5,700
KN Energy, Inc.                    140,000     7,175
LG&E Energy Corp.                  305,100     8,505
Minnesota Power & Light Co.         80,600     3,551
Montana Power Co.                  103,500     4,625
New Century Energies, Inc.         146,300     7,123
* Paging Network, Inc.             308,300     1,859
Public Service Co. of New
  Mexico                            83,700     1,857
Rochester Gas & Electric Corp.      43,700     1,366
* SkyTel Communications, Inc.       91,000     1,649
* Western Wireless Corp.,
  Class A                           82,900     1,482
----------------------------------------------------
GROUP TOTAL                                   75,472
----------------------------------------------------
TOTAL COMMON STOCKS (Cost $706,832)          638,233
----------------------------------------------------
                                   FACE
                                  AMOUNT     VALUE
                                   (000)     (000)+
----------------------------------------------------
CASH EQUIVALENT (11.5%)
----------------------------------------------------
REPURCHASE AGREEMENT (11.5%)
Chase Securities, Inc. 5.40%,
  dated 9/30/98, due 10/1/98,
  to be repurchased at $82,317,
  collateralized by various
  U.S. Government Obligations,
  due 10/1/98-8/31/00, valued
  at $83,128 (Cost $82,305)      $  82,305  $ 82,305
----------------------------------------------------
TOTAL INVESTMENTS (100.5%) (Cost $789,137)   720,538
----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.5%)
Dividends Receivable                             626
Interest Receivable                               12
Receivable for Investments Sold               13,113
Receivable for Fund Shares Sold                  360
Other Assets                                      27
Payable for Investments Purchased            (14,096)
Payable for Fund Shares Redeemed              (2,199)
Payable for Investment Advisory Fees          (1,492)
Payable for Administrative Fees                  (47)
Payable for Trustees' Deferred
  Compensation Plan-Note F                       (26)
Other Liabilities                                (87)
                                            --------
                                              (3,809)
----------------------------------------------------
NET ASSETS (100%)                           $716,729
----------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------
NET ASSETS
Applicable to 41,254,636 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $716,729
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  17.37
----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                             $686,290
Undistributed Net Investment Income (Loss)     2,975
Undistributed Realized Net Gain (Loss)        96,063
Unrealized Appreciation (Depreciation) on
  Investment Securities                      (68,599)
----------------------------------------------------
NET ASSETS                                  $716,729
----------------------------------------------------

+     See Note A1 to Financial Statements.
*     Non-income producing security
ADR   American Depositary Receipt
REIT  Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCKS (86.9%)

--------------------------------------------------
                                           VALUE
    SEPTEMBER 30, 1998         SHARES      (000)+
--------------------------------------------------
ARGENTINA (1.1%)
Telefonica de Argentina
  S.A. ADR                        71,800  $  2,114
YPF S.A. ADR                     107,900     2,805
--------------------------------------------------
GROUP TOTAL                                  4,919
--------------------------------------------------
AUSTRALIA (1.6%)
Foodland Associated Ltd.         407,975     2,128
National Australia Bank
  Ltd.                           400,869     4,846
--------------------------------------------------
GROUP TOTAL                                  6,974
--------------------------------------------------
BRAZIL (0.8%)
* Telebras ADR Preferred
  Block                           51,100     3,600
--------------------------------------------------
CANADA (3.4%)
Canadian National Railway
  Co.                             85,000     3,831
National Bank of Canada          343,200     5,062
Quebecor, Inc., Class B          330,300     6,333
--------------------------------------------------
GROUP TOTAL                                 15,226
--------------------------------------------------
CZECH REPUBLIC (0.8%)
* SPT Telecom a.s.               284,000     3,664
--------------------------------------------------
FRANCE (14.5%)
Dexia France                      65,059     8,216
Groupe Danone S.A.                40,740    10,719
Lafarge S.A.                     130,975    11,603
Lagardere S.C.A.                 128,000     3,656
Rhone-Poulenc                    221,710     9,306
Scor                             193,110    11,486
Suez Lyonnaise des Eaux           56,070     9,554
--------------------------------------------------
GROUP TOTAL                                 64,540
--------------------------------------------------
GERMANY (11.5%)
Berliner Kraft-und Licht,
  Class A                         25,700     1,239
Deutsche Bank AG                  92,260     4,902
Deutsche Lufthansa AG            563,470    11,442
Deutsche Telekom AG              375,700    11,680
Henkel KGaA                      118,560     8,629
RWE AG                           191,700     8,923
Springer (Axel) Verlag AG          7,956     4,766
--------------------------------------------------
GROUP TOTAL                                 51,581
--------------------------------------------------
GREECE (0.2%)
Hellenic Telecommunication
  Organization S.A.               45,944     1,102
--------------------------------------------------
HONG KONG (0.5%)
China Telecom (Hong Kong)
  Ltd.                         1,300,000     2,047
--------------------------------------------------

                                           VALUE
                               SHARES      (000)+
--------------------------------------------------
INDIA (0.0%)
Housing Development Finance
  Corp., Ltd.                         10  $      1
ITC Ltd.                             800        13
--------------------------------------------------
GROUP TOTAL                                     14
--------------------------------------------------
ISRAEL (0.4%)
* Bank Hapoalim Ltd.             666,000     1,628
--------------------------------------------------
ITALY (6.2%)
Banca di Roma                  5,484,000     9,802
* Banca Popolare di Verona        79,050     6,633
Telecom Italia S.p.A.          2,314,820    11,073
--------------------------------------------------
GROUP TOTAL                                 27,508
--------------------------------------------------
JAPAN (11.0%)
Bridgestone Corp.                405,000     8,160
Fuji Heavy Industries Ltd.     1,366,000     7,125
Ito-Yokado Co., Ltd.              28,000     1,333
Nihon Unisys, Ltd.               487,000     2,897
Nintendo Corp., Ltd.              84,000     7,902
Nippon Telegraph &
  Telephone Corp.                    786     5,730
Nissan Motor Co., Ltd.         1,738,000     4,838
Sony Corp.                        96,000     6,674
Takefuji Corp.                    92,300     4,652
--------------------------------------------------
GROUP TOTAL                                 49,311
--------------------------------------------------
KOREA (0.1%)
Pohang Iron & Steel Co.,
  Ltd.                            10,010       391
--------------------------------------------------
MEXICO (0.5%)
Organizacion Soriana S.A.
  de C.V., Class B               298,000       705
++ Telefonos de Mexico S.A.
  ADR, Class L                    35,000     1,549
--------------------------------------------------
GROUP TOTAL                                  2,254
--------------------------------------------------
NETHERLANDS (1.4%)
ING Groep N.V.                    85,091     3,836
Philips Electronics N.V.          47,400     2,554
--------------------------------------------------
GROUP TOTAL                                  6,390
--------------------------------------------------
NORWAY (1.0%)
Christiania Bank OG
  Kreditkasse                  1,421,700     4,480
--------------------------------------------------
SINGAPORE (0.6%)
*++ Creative Technology
  Ltd.                           160,000     1,440
Natsteel Electronics Ltd.        614,000     1,347
--------------------------------------------------
GROUP TOTAL                                  2,787
--------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                           VALUE
                               SHARES      (000)+
--------------------------------------------------
SPAIN (5.6%)
Corporacion Bancaria de
  Espana S.A.                    408,400  $  8,129
Endesa S.A.                      439,000     9,899
Telefonica S.A.                  186,636     6,812
--------------------------------------------------
GROUP TOTAL                                 24,840
--------------------------------------------------
SWEDEN (5.0%)
Astra AB, Class A                399,000     6,822
Nordbanken Holding AB            927,600     5,326
Pharmacia & Upjohn, Inc.
  SDS                            199,800    10,045
--------------------------------------------------
GROUP TOTAL                                 22,193
--------------------------------------------------
SWITZERLAND (1.2%)
Swissair AG (Registered)          25,925     5,343
--------------------------------------------------
UNITED KINGDOM (19.5%)
Allied Domecq plc                687,500     4,966
Bank of Scotland                 609,400     5,816
Burmah Castrol plc               296,513     4,213
FKI plc                        2,207,700     4,240
Hanson plc                     1,301,200     8,249
Imperial Tobacco Group plc     1,170,800    12,387
LucasVarity plc                2,727,900     8,392
National Westminister Bank
  plc                            440,800     5,918
Pilkington plc                 2,306,050     2,273
Sainsbury ( J.) plc              748,392     7,168
Somerfield plc                 1,403,000     9,991
Sun Alliance Insurance
  Group plc                      672,342     5,828
United Assurance Group plc       779,300     7,788
--------------------------------------------------
GROUP TOTAL                                 87,229
--------------------------------------------------
TOTAL COMMON STOCKS (Cost $357,714)        388,021
--------------------------------------------------
PREFERRED STOCKS (0.7%)
--------------------------------------------------
BRAZIL (0.7%)
CEMIG                         49,358,000     1,074
* Telesp Celular S.A.,
  Class B                     51,947,000     2,147
--------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $4,309)         3,221
--------------------------------------------------
UNITS (1.4%)
--------------------------------------------------
SWITZERLAND (1.4%)
Cie Financiere Richemont AG
  (Cost $5,543)                    4,830     6,193
--------------------------------------------------
FOREIGN CURRENCY (2.3%)
--------------------------------------------------
                                    FACE
                                  AMOUNT
                                   (000)
                                 -------
Australian Dollar            AUD     430       255
Brazilian Real               BRL        2        1

                                FACE
                               AMOUNT      VALUE
                                (000)      (000)+
--------------------------------------------------
British Pound                GBP      826 $  1,405
Canadian Dollar              CAD      19        13
German Mark                  DEM  10,659     6,385
@ Hong Kong Dollar           HKD       2        --
@ Indian Rupee               INR        2       --
@ Italian Lira               ITL      278       --
Japanese Yen                 JPY  279,337    2,046
Mexican Pesos                MXP     457        45
Netherlands Guilder          NLG     173        92
@ Norwegian Krone            NOK       1        --
@ South Korean Won           KRW      67        --
Swiss Franc                  CHF        1        1
--------------------------------------------------
TOTAL FOREIGN CURRENCY (Cost $10,256)       10,243
--------------------------------------------------
CASH EQUIVALENTS (15.0%)
--------------------------------------------------
Short-term Investments Held
  as Collateral for Loaned
  Securities (8.0%)              $35,575    35,575
--------------------------------------------------
REPURCHASE AGREEMENT (7.0%)
Chase Securities, Inc.
  5.40%, dated 9/30/98, due
  10/1/98, to be
  repurchased at $31,649,
  collateralized by various
  U.S. Government
  Obligations, due
  10/1/98-8/31/00, valued
  at $31,960                      31,644    31,644
--------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $67,219)       67,219
--------------------------------------------------
TOTAL INVESTMENTS (106.3%) (Cost
  $445,041)                                474,897
--------------------------------------------------
OTHER ASSETS AND LIABILITIES (-6.3%)
Cash                                           978
Cash Held as Collateral on Futures
  Contracts (Cost $1,058)                    1,058
Dividends Receivable                         1,286
Interest Receivable                              5
Receivable for Withholding Tax Reclaim         319
Receivable for Investments Sold             10,152
Receivable for Fund Shares Sold                199
Unrealized Gain on Forward Foreign
  Currency Contracts                           927
Other Assets                                    26
Payable for Investments Purchased           (5,897)
Payable for Fund Shares Redeemed               (53)
Payable for Investment Advisory Fees          (641)
Payable for Administrative Fees                (30)
Accrued Foreign Capital Gains Tax               (1)
Payable for Trustees' Deferred
  Compensation Plan-Note F                     (25)
Unrealized Loss on Futures Contracts          (985)
Collateral on Securities Loaned, at
  Value                                    (35,575)
Other Liabilities                              (96)
                                          --------
                                           (28,353)
--------------------------------------------------
NET ASSETS (100%)                         $446,544
--------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY
PORTFOLIO

                                           VALUE
(CONT'D)                                   (000)+
--------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------
NET ASSETS
Applicable to 34,448,250 outstanding
  shares of beneficial interest
  (unlimited authorization, no par
  value)                                  $445,983
--------------------------------------------------
NET ASSET VALUE PER SHARE                 $  12.95
--------------------------------------------------
INVESTMENT CLASS
--------------------------------------------------
NET ASSETS
Applicable to 43,465 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)            $    561
--------------------------------------------------
NET ASSET VALUE PER SHARE                 $  12.91
--------------------------------------------------


                                           VALUE
                                           (000)!
--------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                           $370,743
Undistributed Net Investment Income
  (Loss)                                     5,910
Undistributed Realized Net Gain (Loss)      40,154
Unrealized Appreciation (Depreciation)
  on: Investment Securities (Net of
  Foreign Capital
    Gains Tax of $1)                        29,868
  Foreign Currency Transactions                854
  Futures                                     (985)
--------------------------------------------------
NET ASSETS                                $446,544
--------------------------------------------------

+    See Note A1 to Financial Statements.
*    Non-income producing security
++   A portion of these securities was pledged to cover
      margin requirements for futures contracts.
@    Value is less than $500.
ADR  American Depositary Receipt
SDS  Swedish Depositary Share

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP GROWTH
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCKS (90.9%)

----------------------------------------------------
                                             VALUE
       SEPTEMBER 30, 1998          SHARES    (000)+
----------------------------------------------------
BANKS (2.2%)
* Concord EFS, Inc.                232,350  $  5,998
Zions Bancorp.                     108,600     4,432
----------------------------------------------------
GROUP TOTAL                                   10,430
----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (1.8%)
* Beringer Wine Estates
  Holdings, Inc., Class B          114,400     4,383
Estee Lauder Cos., Class A          81,300     4,167
----------------------------------------------------
GROUP TOTAL                                    8,550
----------------------------------------------------
CONSUMER DURABLES (0.8%)
Danaher Corp.                      128,800     3,864
----------------------------------------------------
CONSUMER SERVICES (18.5%)
* Cablevision Systems Corp.,
  Class A                          182,200     7,869
* Cinar Films, Inc., Class B       347,200     6,228
Comcast Corp., Class A Special     162,397     7,623
* Heftel Broadcasting Corp.,
  Class A                          137,400     5,187
* Imax Corp.                       246,700     4,934
* Jacor Communications, Inc.       179,300     9,077
* Liberty Media Group, Class A     222,616     8,167
* Mail-Well, Inc.                  307,900     2,636
* Metro-Goldwyn-Mayer, Inc.         29,700       412
* Outdoor Systems, Inc.            312,162     6,087
* Pixar, Inc.                      126,300     4,942
* Premier Parks, Inc.              185,100     3,239
* SFX Entertainment, Inc.,
  Class A                           71,200     2,216
Stewart Enterprises, Inc.,
  Class A                          319,100     5,345
* Tele-Communications TCI
  Ventures Group, Class A          544,902     9,774
* United Video Satellite Group,
  Inc.                             358,600     5,312
----------------------------------------------------
GROUP TOTAL                                   89,048
----------------------------------------------------
CREDIT & FINANCE/
  INVESTMENT COMPANIES (3.4%)
FINOVA Group, Inc.                 130,500     6,517
Newcourt Credit Group, Inc.        119,600     3,125
Providian Financial Corp.           79,900     6,776
----------------------------------------------------
GROUP TOTAL                                   16,418
----------------------------------------------------
ENERGY (1.5%)
* EEX Corp.                        671,100     3,272
* J. Ray McDermott, S.A.            53,300     1,602
* Ocean Energy, Inc.               195,800     2,570
----------------------------------------------------
GROUP TOTAL                                    7,444
----------------------------------------------------
FOOD, TOBACCO & OTHER (0.9%)
Earthgrains Co. (The)              136,900     4,235
----------------------------------------------------

                                             VALUE
                                   SHARES    (000)+
----------------------------------------------------
----------------------------------------------------
HEALTH CARE (9.0%)
* Arterial Vascular Engineering,
  Inc.                             153,200  $  5,668
HBO & Co.                          170,500     4,923
* Health Management Associates,
  Inc., Class A                    722,900    13,193
* Lincare Holdings, Inc.           374,400    14,508
* Orthodontic Centers of
  America, Inc.                    312,700     5,218
----------------------------------------------------
GROUP TOTAL                                   43,510
----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (11.1%)
* Allied Waste Industries, Inc.    311,200     7,274
* American Disposal Services,
  Inc.                             143,700     5,596
* American Tower Corp., Class A    209,100     5,332
Cintas Corp.                       170,500     8,546
* Fiserv, Inc.                     192,925     8,887
* Loral Space & Communications
  Ltd.                             222,500     3,282
* ONIX Systems, Inc.               284,700     2,491
* Orbital Sciences Corp.           103,100     2,893
* Rental Service Corp.              66,500     1,197
* United Rentals, Inc.             333,700     7,988
----------------------------------------------------
GROUP TOTAL                                   53,486
----------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (1.0%)
Prologis Trust                     205,664     4,653
----------------------------------------------------
RETAIL (8.3%)
* Borders Group, Inc.              224,000     4,984
CVS Corp.                          242,900    10,642
Koninklijke Ahold NV ADR           179,000     5,202
* Micro Warehouse, Inc.            210,400     3,169
Ross Stores, Inc.                  107,500     3,078
* Safeway, Inc.                    164,900     7,647
* Trans World Entertainment
  Corp.                            274,800     5,015
----------------------------------------------------
GROUP TOTAL                                   39,737
----------------------------------------------------
TECHNOLOGY (23.7%)
America Online, Inc.               130,200    14,485
* At Home Corp., Series A          152,050     7,279
* BMC Software, Inc.               176,700    10,613
* Broadcom Corp., Class A           72,800     5,169
* Computer Horizons Corp.          168,600     4,205
Computer Sciences Corp.            114,300     6,229
* Compuware Corp.                  153,800     9,055
* Diamond Technology Partners,
  Inc.                              90,200     1,488
* eBay, Inc.                        58,900     2,654
* General Instrument Corp.         297,700     6,438
* Lason, Inc.                       68,600     3,516
Linear Technology Corp.             89,900     4,495
* MAPICS, Inc.                     237,600     5,242
* Micron Electronics, Inc.         321,100     5,619
* Network Associates, Inc.         119,893     4,256
* Novell, Inc.                     556,000     6,811

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP GROWTH
PORTFOLIO

                                             VALUE
(CONT'D)                           SHARES    (000)+
----------------------------------------------------
* Omnipoint Corp.                  234,700  $  1,746
* Rational Software Corp.          374,200     6,291
* Tellabs, Inc.                     74,700     2,974
* Yahoo! Inc.                       41,200     5,335
----------------------------------------------------
GROUP TOTAL                                  113,900
----------------------------------------------------
UTILITIES (8.7%)
* AES Corp.                         49,800     1,846
* Cellular Communications
  International, Inc.              121,300     6,580
* Global Crossing Ltd.             187,200     3,908
* Globalstar Telecommunications
  Ltd.                             507,604     5,869
* Intermedia Communications,
  Inc.                             187,000     4,593
* Level 3 Communications, Inc.     155,200     4,957
* NEXTLINK Communications, Inc.,
  Class A                          153,200     3,581
* Qwest Communications
  International, Inc.              144,081     4,512
* Western Wireless Corp., Class
  A                                330,200     5,902
----------------------------------------------------
GROUP TOTAL                                   41,748
----------------------------------------------------
TOTAL COMMON STOCKS (Cost $412,483)          437,023
----------------------------------------------------
CASH EQUIVALENTS (34.1%)
----------------------------------------------------
                                      FACE
                                    AMOUNT
                                     (000)
                                   -------
Short-term Investments Held as
  Collateral for Loaned
  Securities (26.2%)              $125,995   125,995
----------------------------------------------------
REPURCHASE AGREEMENT (7.9%)
Chase Securities, Inc. 5.40%,
  dated 9/30/98, due 10/1/98, to
  be repurchased at $38,151,
  collateralized by various U.S.
  Government Obligations, due
  10/1/98-8/31/00, valued at
  $38,527                           38,145    38,145
----------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $164,140)       164,140
----------------------------------------------------
TOTAL INVESTMENTS (125.0%) (Cost $576,623)   601,163
----------------------------------------------------


                                             VALUE
                                             (000)+
----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-25.0%)
Cash                                        $     14
Dividends Receivable                              51
Interest Receivable                                6
Receivable for Investments Sold               18,653
Receivable for Fund Shares Sold                2,644
Other Assets                                      17
Payable for Investments Purchased            (14,336)
Payable for Fund Shares Redeemed                (385)
Payable for Investment Advisory Fees            (697)
Payable for Administrative Fees                  (30)
Payable for Trustees' Deferred
  Compensation Plan-Note F                       (17)
Payable for Distribution Fees-Adviser
  Class                                          (10)
Collateral on Securities Loaned, at Value   (125,995)
Other Liabilities                                (65)
                                            --------
                                            (120,150)
----------------------------------------------------
NET ASSETS (100%)                           $481,013
----------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------
NET ASSETS
Applicable to 23,089,774 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $429,955
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  18.62
----------------------------------------------------
ADVISER CLASS
----------------------------------------------------
NET ASSETS
Applicable to 2,752,902 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)              $ 51,058
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  18.55
----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                             $368,497
Undistributed Realized Net Gain (Loss)        87,976
Unrealized Appreciation (Depreciation) on
  Investment Securities                       24,540
----------------------------------------------------
NET ASSETS                                  $481,013
----------------------------------------------------

+    See Note A1 to Financial Statements.
*    Non-income producing security
ADR  American Depositary Receipt

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP VALUE
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCKS (89.4%)

----------------------------------------------------
                                             VALUE
       SEPTEMBER 30, 1998          SHARES    (000)+
----------------------------------------------------
BANKS (8.7%)
AmSouth Bancorp.                    36,300  $  1,239
BankBoston Corp.                    29,500       973
City National Corp.                 33,700     1,055
Colonial BancGroup, Inc.           232,000     2,915
Comerica, Inc.                      26,400     1,447
Community First Bankshares, Inc.    72,800     1,292
Compass Bancshares, Inc.             1,500        50
Crestar Financial Corp.             52,905     3,002
Dime Bancorp, Inc.                  43,500     1,101
First Tennessee National Corp.      86,200     2,354
Investors Financial Services
  Corp.                             14,000       686
Mercantile Bankshares Corp.         72,100     2,028
National Commerce Bancorp.          32,800       541
North Fork Bancorp., Inc.          108,800     2,176
PNC Bank Corp.                     168,900     7,601
Regions Financial Corp.             45,000     1,631
Southtrust Corp.                    93,800     3,277
Sovereign Bancorp, Inc.            277,360     3,692
Union Planters Corp.                12,900       648
Wilmington Trust Corp.              18,800       978
----------------------------------------------------
GROUP TOTAL                                   38,686
----------------------------------------------------
BASIC RESOURCES (1.9%)
AK Steel Holding Corp.              57,100       938
Bowater, Inc.                       48,700     1,735
Georgia-Pacific Corp. (Timber
  Group)                            64,900     1,261
M.A. Hanna Co.                      22,100       249
Solutia, Inc.                      188,800     4,260
----------------------------------------------------
GROUP TOTAL                                    8,443
----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (1.2%)
Coca Cola Enterprises, Inc.        144,600     3,651
Dial Corp.                          74,100     1,528
----------------------------------------------------
GROUP TOTAL                                    5,179
----------------------------------------------------
CONSUMER DURABLES (5.3%)
Arvin Industries, Inc.              52,900     1,970
Dana Corp.                          21,300       795
* Lear Corp.                       117,400     5,136
Meritor Automotive, Inc.            56,900       857
Southdown, Inc.                    271,400    12,213
* Tower Automotive, Inc.           117,600     2,323
----------------------------------------------------
GROUP TOTAL                                   23,294
----------------------------------------------------
CONSUMER SERVICES (6.3%)
* Budget Group, Inc.                59,700     1,362
Hertz Corp. (The), Class A          54,100     2,238
* Jacor Communications, Inc.        30,500     1,544
* Journal Register Co.              58,400       862
Media General, Inc., Class A        33,300     1,290
* Promus Hotel Corp.                74,300     2,048

                                             VALUE
                                   SHARES    (000)+
----------------------------------------------------
* Romac International, Inc.          3,700  $     67
* Valassis Communications, Inc.    326,100    13,044
Viad Corp.                          90,100     2,416
Washington Post Co., Class B         6,300     3,219
----------------------------------------------------
GROUP TOTAL                                   28,090
----------------------------------------------------
CREDIT & FINANCE/
  INVESTMENT COMPANIES (2.7%)
Ambac Financial Group, Inc.         37,700     1,810
Bear Stearns Co., Inc.              23,620       731
Capital One Financial Corp.         10,800     1,118
CMAC Investment Corp.               35,600     1,549
* Heller Financial, Inc.            32,000       768
Paine Webber Group, Inc.           122,900     3,687
Price (T. Rowe) Associates, Inc.    83,000     2,438
----------------------------------------------------
GROUP TOTAL                                   12,101
----------------------------------------------------
ENERGY (1.3%)
Burlington Resources, Inc.          18,200       680
* Global Industries Ltd.             1,900        22
* Ocean Energy, Inc.               240,160     3,152
Transocean Offshore, Inc.           29,700     1,030
* Varco International, Inc.         88,000       737
----------------------------------------------------
GROUP TOTAL                                    5,621
----------------------------------------------------
FOOD, TOBACCO & OTHER (3.4%)
Dean Foods Co.                      29,200     1,285
* Fresh Del Monte Produce, Inc.    454,300     7,723
Interstate Bakeries Corp.          106,900     3,314
Michael Foods, Inc.                 62,000     1,472
Quaker Oats Co.                     16,500       974
* Universal Corp.                   10,800       386
----------------------------------------------------
GROUP TOTAL                                   15,154
----------------------------------------------------
HEALTH CARE (6.8%)
Alpharma, Inc., Class A            161,700     4,245
* HEALTHSOUTH Corp.                160,000     1,690
* Lincare Holdings, Inc.           121,200     4,697
Mylan Labs, Inc.                   165,400     4,879
* Sybron International Corp.       218,400     4,177
* Trigon Healthcare, Inc.          197,400     6,119
* Universal Health Services,
  Inc., Class B                     49,900     2,083
* Watson Pharmaceuticals, Inc.      49,100     2,492
----------------------------------------------------
GROUP TOTAL                                   30,382
----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (10.6%)
* AccuStaff, Inc.                  401,600     5,848
Air Express International Corp.    123,500     1,976
Airborne Freight Corp.              23,600       409
* Atlas Air, Inc.                   61,400     1,761
* Aviation Sales Co.                24,100       697
Canadian National Railway Co.       14,900       665
Case Corp.                          34,800       757
* CDI Corp.                         15,600       355
CNF Transportation, Inc.           103,800     3,023

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP VALUE
PORTFOLIO

                                             VALUE
(CONT'D)                           SHARES    (000)+
----------------------------------------------------
COMSAT Corp.                        39,000  $  1,375
* Continental Airlines, Class B     20,100       759
* Fiserv, Inc.                      95,200     4,385
* Interim Services, Inc.           333,800     6,864
Martin Marietta Materials, Inc.     83,700     3,615
Miller (Herman), Inc.               25,000       494
Precision Castparts Corp.           30,900     1,275
Southwest Airlines Co.              64,950     1,299
* SPS Technologies, Inc.             5,400       251
Teekay Shipping Corp.               71,600     1,302
Trinity Industries, Inc.            60,600     1,966
* Triumph Group, Inc.               22,800       678
* U.S. Air Group, Inc.              21,500     1,088
Vulcan Materials Co.                 4,100       415
Waste Management, Inc.             116,300     5,590
----------------------------------------------------
GROUP TOTAL                                   46,847
----------------------------------------------------
INSURANCE (5.2%)
Allmerica Financial Corp.          183,700    10,953
Everest Reinsurance Holdings,
  Inc.                             154,000     5,746
Old Republic International Corp.   114,900     2,585
ReliaStar Financial Corp.           56,400     2,200
Travelers Property Casualty
  Corp., Class A                    52,600     1,680
----------------------------------------------------
GROUP TOTAL                                   23,164
----------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (1.0%)
Crescent Real Estate Equities Co.  180,900     4,568
----------------------------------------------------
RETAIL (10.6%)
* Barnes & Noble, Inc.              67,500     1,822
* BJ's Wholesale Club, Inc.         98,200     3,609
* Brinker International, Inc.      162,700     3,051
* Brylane, Inc.                     46,900       750
CKE Restaurants, Inc.               40,600     1,208
* Consolidated Stores Corp.        284,600     5,585
CVS Corp.                           96,062     4,209
* Dress Barn (The), Inc.            41,800       507
Family Dollar Stores, Inc.         111,600     1,758
Hughes Supply, Inc.                 55,950     1,594
* Jones Apparel Group, Inc.        182,600     4,188
* Kroger Co.                        24,400     1,220
* Office Depot, Inc.               289,200     6,489
Richfood Holdings, Inc.             63,100       970
Ross Stores, Inc.                  216,800     6,206
Russ Berrie & Co., Inc.             45,000       858
* Safeway, Inc.                     27,600     1,280
* Stage Stores, Inc.                54,800       668
TJX Cos., Inc.                      55,500       989
----------------------------------------------------
GROUP TOTAL                                   46,961
----------------------------------------------------
TECHNOLOGY (13.6%)
* Acclaim Entertainment, Inc.      300,600     1,916
America Online, Inc.                54,700     6,085

                                             VALUE
                                   SHARES    (000)+
----------------------------------------------------
* Analog Devices, Inc.              98,100  $  1,576
* Atmel Corp.                       55,900       507
BMC Software, Inc.                  81,700     4,907
* Cabletron Systems, Inc.           51,700       582
* Cadence Design Systems, Inc.     147,100     3,760
* Computer Horizons Corp.          106,600     2,658
* Compuware Corp.                   40,500     2,384
Comverse Technology, Inc.            8,700       356
ECI Telecommunications Ltd.        151,700     3,717
* Electronic Arts, Inc.             95,300     4,181
* Lexmark International Group,
  Inc.                              21,500     1,490
Linear Technology Corp.             53,100     2,655
* NCR Corp.                         45,600     1,311
* Network Associates, Inc.          97,650     3,467
* Novell, Inc.                     500,700     6,134
* Quantum Corp.                     91,000     1,445
* Sanmina Corp.                     56,400     1,586
* Sterling Software, Inc.          154,200     4,250
* Storage Technology Corp.          24,500       623
* Sybase, Inc.                     102,400       618
* Symantec Corp.                    17,000       224
* Tech Data Corp.                   10,300       516
Tektronix, Inc.                     17,500       271
* 3Com Corp.                        44,500     1,338
* Xilinx, Inc.                      59,000     2,065
----------------------------------------------------
GROUP TOTAL                                   60,622
----------------------------------------------------
UTILITIES (10.8%)
Allegheny Energy, Inc.              87,700     2,768
Black Hills Corp.                   45,450     1,222
Carolina Power & Light Co.          75,000     3,464
Century Telephone Enterprises,
  Inc.                             119,950     5,668
CMS Energy Corp.                    32,600     1,420
Columbia Energy Services Group      52,500     3,078
Energy East Corp.                   54,800     2,795
Florida Progress Corp.              71,600     3,101
Illinova Corp.                      69,900     2,005
IPALCO Enterprises, Inc.            33,400     1,572
LG&E Energy Corp.                   81,700     2,277
Minnesota Power & Light Co.          7,200       317
Montana Power Co.                   30,500     1,363
New Century Energies, Inc.          76,800     3,739
NIPSCO Industries, Inc.             29,800       980
Pinnacle West Capital Corp.         60,300     2,702
Public Service Enterprise Group,
  Inc.                              79,000     3,106
* Qwest Communications
  International, Inc.               24,954       781
Texas Utilities Co.                123,700     5,760
----------------------------------------------------
GROUP TOTAL                                   48,118
----------------------------------------------------
TOTAL COMMON STOCKS (Cost $429,768)          397,230
----------------------------------------------------
UNIT TRUST (1.3%)
----------------------------------------------------
S & P Mid-Cap 400 Depositary
  Receipts (Cost $5,746)            97,300     5,820
----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                             VALUE
                                   SHARES    (000)+
----------------------------------------------------
WARRANTS (0.1%)
----------------------------------------------------
BANKS (0.1%)
* Golden State Bancorp, Inc.,
  Litigation Warrants, expiring
  1/1/01 (Cost $400)                77,300  $    326
----------------------------------------------------
CASH EQUIVALENT (11.1%)
----------------------------------------------------
                                      FACE
                                    AMOUNT
                                     (000)
                                   -------
REPURCHASE AGREEMENT (11.1%)
Chase Securities, Inc. 5.40%,
  dated 9/30/98, due 10/1/98, to
  be repurchased at $49,565,
  collateralized by various U.S.
  Government Obligations, due
  10/1/98-8/31/00, valued at
  $50,053 (Cost $49,557)           $49,557    49,557
----------------------------------------------------
TOTAL INVESTMENTS (101.9%) (Cost $485,471)   452,933
----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.9%)
Dividends Receivable                             372
Interest Receivable                                7
Receivable for Investments Sold               17,251
Receivable for Fund Shares Sold                1,027
Other Assets                                       6
Payable for Investments Purchased            (25,518)
Payable for Fund Shares Redeemed                (658)
Payable for Investment Advisory Fees            (898)
Payable for Administrative Fees                  (29)
Payable for Trustees' Deferred
  Compensation Plan-Note F                        (6)
Payable for Shareholder Servicing
  Fee-Investment Class                            (2)
Payable for Distribution Fee-Adviser Class        (1)
Payable to Custodian                              (1)
Other Liabilities                               (148)
                                            --------
                                              (8,598)
----------------------------------------------------
NET ASSETS (100%)                           $444,335
----------------------------------------------------

                                             VALUE
                                             (000)+
----------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------
NET ASSETS
Applicable to 23,215,669 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $420,555
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  18.12
----------------------------------------------------
INVESTMENT CLASS
----------------------------------------------------
NET ASSETS
Applicable to 1,044,864 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)              $ 18,861
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  18.05
----------------------------------------------------
ADVISER CLASS
----------------------------------------------------
NET ASSETS
Applicable to 271,398 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)              $  4,919
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  18.12
----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                             $451,393
Undistributed Net Investment Income (Loss)     1,259
Undistributed Realized Net Gain (Loss)        24,221
Unrealized Appreciation (Depreciation) on
  Investment Securities                      (32,538)
----------------------------------------------------
NET ASSETS                                  $444,335
----------------------------------------------------

+    See Note A1 to Financial Statements.
*    Non-income producing security

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

EMERGING MARKETS VALUE
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCKS (72.0%)

----------------------------------------------------
                                              VALUE
       SEPTEMBER 30, 1998           SHARES    (000)+
----------------------------------------------------
ARGENTINA (7.8%)
Banco Rio de La Plata S.A. ADR        21,100  $  180
Telecom Argentina S.A. ADR             2,200      65
Telefonica de Argentina S.A. ADR       2,200      65
YPF S.A. ADR                          17,200     447
----------------------------------------------------
GROUP TOTAL                                      757
----------------------------------------------------
BRAZIL (5.4%)
Pao de Acucar GDR                     16,800     219
* Telebras ADR Preferred Block         4,300     303
----------------------------------------------------
GROUP TOTAL                                      522
----------------------------------------------------
CHILE (2.5%)
Cia de Telecomunicaciones de
  Chile S.A. ADR                       5,234     100
Embotelladora Andina S.A. Series
  B ADR                               12,900     143
----------------------------------------------------
GROUP TOTAL                                      243
----------------------------------------------------
CROATIA (2.5%)
Pliva d.d. GDR                        18,000     240
----------------------------------------------------
DOMINICAN REPUBLIC (1.8%)
* TRICOM S.A. ADR                     28,800     176
----------------------------------------------------
GREECE (2.0%)
Hellenic Bottling Co. S.A.             5,500     136
Hellenic Telecommunication
  Organization S.A.                    2,409      58
----------------------------------------------------
GROUP TOTAL                                      194
----------------------------------------------------
HONG KONG (3.0%)
* China Southern Airlines Co.,
  Ltd. ADR                            13,600      71
* China Telecom (Hong Kong) Ltd.      24,000      38
Smartone Telecommunications           67,000     183
----------------------------------------------------
GROUP TOTAL                                      292
----------------------------------------------------
HUNGARY (1.8%)
Matav Rt ADR                           8,000     173
----------------------------------------------------
INDIA (5.3%)
Hindustan Lever Ltd.                      50       2
@ Indian Petrochemicals Corp.,
  Ltd.                                   100      --
ITC Ltd.                               1,322      22
Mahanagar Telephone Nigam Ltd.        52,900     253
Reliance Industries Ltd.              79,640     240
----------------------------------------------------
GROUP TOTAL                                      517
----------------------------------------------------

                                              VALUE
                                    SHARES    (000)+
----------------------------------------------------
----------------------------------------------------
INDONESIA (1.5%)
* Gulf Indonesia Resources Ltd.       14,100  $  117
* International Nickel Indonesia     106,500      27
----------------------------------------------------
GROUP TOTAL                                      144
----------------------------------------------------
ISRAEL (6.2%)
* Bank Hapoalim Ltd.                  58,500     143
Elron Electronic Industries Ltd.      10,000     148
* First International Bank of
  Israel Ltd., Class 1               110,000     114
Supersol Ltd.                         68,300     194
----------------------------------------------------
GROUP TOTAL                                      599
----------------------------------------------------
KOREA (3.8%)
Hyundai Heavy Industries               8,080     121
Pohang Iron & Steel Co., Ltd.          1,000      39
SK Telecom Co., Ltd. ADR              29,700     210
----------------------------------------------------
GROUP TOTAL                                      370
----------------------------------------------------
MALAYSIA (0.3%)
(c) Lingkaran Trans Kota
  Holdings Bhd                        52,000      27
----------------------------------------------------
MEXICO (12.7%)
* Banacci, S.A. de C.V., Class B     100,000      88
Cemex S.A. de C.V., Class B          107,120     268
Grupo Continental S.A.               148,000     392
* Grupo Posadas S.A., Class A        597,000     216
Organizacion Soriana S.A. de
  C.V., Class B                      113,000     272
----------------------------------------------------
GROUP TOTAL                                    1,236
----------------------------------------------------
PEOPLES REPUBLIC OF CHINA (1.4%)
Guangshen Railway Co., Ltd.
  Class H                          1,020,000     133
----------------------------------------------------
PHILIPPINES (1.8%)
Philippine Long Distance
  Telephone Co. ADR                    8,500     172
----------------------------------------------------
RUSSIA (2.6%)
* Global TeleSystems Group, Inc.       7,500     253
----------------------------------------------------
SINGAPORE (4.7%)
* Creative Technology Ltd.            24,600     222
Natsteel Electronics Ltd.            106,000     232
----------------------------------------------------
GROUP TOTAL                                      454
----------------------------------------------------
SOUTH AFRICA (2.4%)
Lonrho plc                            38,250     193
* Lonrho Africa plc                   38,250      39
----------------------------------------------------
GROUP TOTAL                                      232
----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                              VALUE
                                    SHARES    (000)+
----------------------------------------------------
TAIWAN (1.8%)
* Taiwan Semiconductor
  Manufacturing Co. ADR               14,210  $  174
----------------------------------------------------
THAILAND (0.7%)
* Ruam Pattana Fund II (Foreign)     830,600      72
----------------------------------------------------
TOTAL COMMON STOCKS (Cost $9,760)              6,980
----------------------------------------------------
PREFERRED STOCKS (12.6%)
----------------------------------------------------
BRAZIL (12.6%)
CEMIG                             15,232,628     332
Cimento Portland Itau              1,100,000     153
Eletropaulo Metropolitana          3,250,400     163
* Gerasul                         72,300,000      72
Telesp                             1,810,198     263
* Telesp Celular S.A., Class B     3,090,000     128
Votorantim Celulose e Papel S.A.  11,800,000     119
----------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $1,784)           1,230
----------------------------------------------------
FOREIGN CURRENCY (1.5%)
----------------------------------------------------

                                          FACE
                                        AMOUNT
                                         (000)
                                     ---------
Brazilian Real                 BRL      10,852     9
Greek Drachma                  GRD   1,793,026     6
@ Hong Kong Dollar             HKD         211    --
@ Indian Rupee                 INR       3,722    --
(c) Malaysian Ringgit          MYR     483,584   128
Mexican Peso                   MXP      10,360     1
@ Philippines Peso             PHP           1    --
@ Taiwan Dollar                TWD         207    --
@ Turkish Lira                 TRL         270    --
----------------------------------------------------
TOTAL FOREIGN CURRENCY (Cost $144)               144
----------------------------------------------------

CASH EQUIVALENT (12.8%)
----------------------------------------------------
REPURCHASE AGREEMENT (12.8%)
Chase Securities, Inc. 5.40%,
  dated 9/30/98, due 10/1/98, to
  be repurchased at $1,244,
  collateralized by various U.S.
  Government Obligations, due
  10/1/98-8/31/00, valued at
  $1,257 (Cost $1,244)            $    1,244   1,244
----------------------------------------------------
TOTAL INVESTMENTS (98.9%) (Cost $12,932)       9,598
----------------------------------------------------

                                              VALUE
                                             (000)+
----------------------------------------------------
                                  ----------
OTHER ASSETS AND LIABILITIES (1.1%)
Cash                                         $     1
Dividends Receivable                              30
Receivable for Investments Sold                  136
Other Assets                                      48
Payable for Investment Advisory Fees             (17)
Payable for Administrative Fees                   (1)
Accrued Foreign Capital Gains Taxes              (42)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                     (1)
Other Liabilities                                (43)
                                             -------
                                                 111
----------------------------------------------------
NET ASSETS (100%)                            $ 9,709
----------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------
NET ASSETS
Applicable to 1,573,522 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)               $ 9,709
----------------------------------------------------
NET ASSET VALUE PER SHARE                    $  6.17
----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                              $15,565
Undistributed Net Investment Income (Loss)        51
Undistributed Realized Net Gain (Loss)        (2,522)
Unrealized Appreciation (Depreciation) on:
  Investment Securities (Net of
    Foreign Capital Gains Tax of
    $42)                                      (3,376)
  Foreign Currency Transactions                   (9)
----------------------------------------------------
NET ASSETS                                   $ 9,709
----------------------------------------------------

+    See Note A1 to Financial Statements.
*    Non-income producing security
@    Value is less than $500.
(c)  Effective September 1, 1998, Malaysia's central bank
      imposed foreign currency controls prohibiting foreign
      exchange transactions and the repatriation of foreign
      currency for at least a one-year period. Malaysian
      securities must be held for at least one year before
      a foreign exchange application will be considered by
      the central bank. The twelve-month holding period
      starts on the date of acquisition or September 1,
      1998, whichever is later. The proceeds of any sale of
      Malaysian securities during that holding period must
      be held in Malaysian ringgits or re-invested in
      Malaysian securities until the end of the holding
      period, at the earliest September 1, 1999. The
      Manager has assessed the risks inherent to these
      controls and has taken action to limit those risks.
      All forward foreign currency contracts with Malaysian
      exposure as of August 31, 1998 have been terminated.
ADR  American Depositary Receipt
GDR  Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP GROWTH
PORTFOLIO

STATEMENT OF NET ASSETS
COMMON STOCKS (89.2%)

---------------------------------------------------
                                             VALUE
        SEPTEMBER 30, 1998           SHARES  (000)+
---------------------------------------------------
BANKS (1.2%)
* Concord EFS, Inc.                   1,400  $   36
---------------------------------------------------
BASIC RESOURCES (0.7%)
* AgriBioTech, Inc.                   1,900      21
---------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (1.4%)
* Beringer Wine Estates Holdings,
  Inc., Class B                       1,100      42
---------------------------------------------------
CONSUMER DURABLES (0.9%)
Pillowtex Corp.                         900      26
---------------------------------------------------
CONSUMER SERVICES (7.2%)
* Cinar Films, Inc., Class B          2,200      40
Intrawest Corp.                       2,500      38
* Imax Corp.                          2,000      40
* Pixar, Inc.                         1,200      47
* Premier Parks, Inc.                 1,200      21
* SFX Entertainment, Inc., Class A    1,000      31
---------------------------------------------------
GROUP TOTAL                                     217
---------------------------------------------------
CREDIT & FINANCE/
  INVESTMENT COMPANIES (1.8%)
Metris Cos., Inc.                       600      28
* T & W Financial Corp.               1,700      25
---------------------------------------------------
GROUP TOTAL                                      53
---------------------------------------------------
ENERGY (1.3%)
* EEX Corp.                           3,500      17
* Ocean Energy, Inc.                  1,600      21
---------------------------------------------------
GROUP TOTAL                                      38
---------------------------------------------------
FOOD, TOBACCO & OTHER (1.2%)
Earthgrains Co. (The)                 1,200      37
---------------------------------------------------
HEALTH CARE (15.1%)
* Arterial Vascular Engineering,
  Inc.                                1,000      37
* Coulter Pharmaceutical, Inc.        1,000      25
* IGEN International, Inc.              700      20
* Lincare Holdings, Inc.              2,300      89
* MedQuist, Inc.                      1,500      48
* New American Healthcare Corp.       3,500      37
* Orthodontic Centers of America,
  Inc.                                2,500      42
* Safeskin Corp.                      1,500      47
* Serologicals Corp.                  2,400      60
* Xomed Surgical Products, Inc.       1,200      49
---------------------------------------------------
GROUP TOTAL                                     454
---------------------------------------------------

                                             VALUE
                                     SHARES  (000)+
---------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (14.6%)
* American Disposal Services, Inc.    1,200  $   47
* American Tower Corp., Class A       1,700      43
Central Parking Corp.                   900      45
G & K Services, Inc., Class A           800      38
* Hagler Bailly, Inc.                 1,500      29
* L-3 Communications Holdings, Inc.   1,300      52
* MPW Industrial Services Group,
  Inc.                                2,600      25
* ONIX Systems, Inc.                  1,400      12
* Orbital Sciences Corp.              1,400      39
* Rental Service Corp.                1,500      27
* United Rentals, Inc.                2,000      48
* Waste Connections, Inc.             1,700      34
---------------------------------------------------
GROUP TOTAL                                     439
---------------------------------------------------
PUBLISHING & BROADCASTING (8.4%)
* Adelphia Communications Corp.,
  Class A                             1,300      51
* Citadel Communications Corp.        1,600      33
* Heftel Broadcasting Corp., Class
  A                                     900      34
* Lamar Advertising Co.               1,600      45
* Mail-Well, Inc.                     1,800      15
* TMP Worldwide, Inc.                 1,200      39
* United Video Satellite Group,
  Inc.                                2,300      34
---------------------------------------------------
GROUP TOTAL                                     251
---------------------------------------------------
RETAIL (6.4%)
* Duane Reade, Inc.                   1,200      45
* Hollywood Entertainment Corp.       3,000      41
* Musicland Stores Corp.              3,300      41
* Restoration Hardware, Inc.          1,100      23
* Trans World Entertainment Corp.     2,400      44
---------------------------------------------------
GROUP TOTAL                                     194
---------------------------------------------------
TECHNOLOGY (21.6%)
* Acclaim Entertainment, Inc.         4,400      28
* ARIS Corp.                          1,500      29
* BEA Systems, Inc.                   1,900      41
* Broadcom Corp., Class A               500      36
* Computer Horizons Corp.             1,100      27
* Ebay, Inc.                            600      27
* Gilat Satellite Networks, Ltd.      1,000      45
* Lason, Inc.                           500      26
* Legato Systems, Inc.                  600      31
* Macrovision Corp.                   1,600      47
* MAPICS, Inc.                        2,500      55
* Micron Electronics, Inc.            2,500      44
* MindSpring Enterprises, Inc.        1,100      46
* Object Design, Inc.                 5,500      28
* Omnipoint Corp.                     1,400      10
* Rational Software Corp.             3,000      50
* Transaction Systems Architect,
  Inc., Class A                       1,100      39

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                             VALUE
                                     SHARES  (000)+
---------------------------------------------------
* ViaSat, Inc.                        1,900  $   16
* Xylan Corp.                         1,900      25
---------------------------------------------------
GROUP TOTAL                                     650
---------------------------------------------------
UTILITIES (7.4%)
* Cellular Communications
  International, Inc.                   800      43
* Commonwealth Telephone
  Enterprise, Inc.                    1,300      31
* Intermedia Communications, Inc.     1,200      29
* MetroNet Communications Corp.,
  Class B                             1,600      29
* NEXTLINK Communications, Inc.,
  Class A                             1,100      26
* RCN Corp.                           1,700      22
* Western Wireless Corp., Class A     2,400      43
---------------------------------------------------
GROUP TOTAL                                     223
---------------------------------------------------
TOTAL COMMON STOCKS (Cost $3,000)             2,681
---------------------------------------------------
CASH EQUIVALENT (8.5%)
---------------------------------------------------
                                       FACE
                                     AMOUNT
                                      (000)
                                     ------
REPURCHASE AGREEMENT (8.5%)
Chase Securities, Inc. 5.40%, dated
  9/30/98, due 10/1/98, to be
  repurchased at $254,
  collateralized by various U.S.
  Government Obligations, due
  10/1/98-8/31/00, valued at $256
  (Cost $254)                        $  254     254
---------------------------------------------------
TOTAL INVESTMENTS (97.7%) (Cost $3,254)       2,935
---------------------------------------------------

                                             VALUE
                                             (000)+
---------------------------------------------------
OTHER ASSETS AND LIABILITIES (2.3%)
Receivable for Investments Sold              $   79
Receivable for Fund Shares Sold                  50
Receivable from Investment Adviser               21
Other Assets                                      1
Payable for Investments Purchased               (69)
Other Liabilities                               (13)
                                             ------
                                                 69
---------------------------------------------------
NET ASSETS (100%)                            $3,004
---------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------
NET ASSETS
Applicable to 350,651 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)               $3,004
---------------------------------------------------
NET ASSET VALUE PER SHARE                    $ 8.57
---------------------------------------------------
NET ASSETS CONSISTS OF:
Paid in Capital                              $3,499
Undistributed Realized Net Gain (Loss)         (176)
Unrealized Appreciation (Depreciation) on
  Investment Securities                        (319)
---------------------------------------------------
NET ASSETS                                   $3,004
---------------------------------------------------

+    See Note A1 to Financial Statements.
*    Non-income producing security

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (116.8%)

-------------------------------------------------------
                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
SEPTEMBER 30, 1998     & POOR'S)      (000)      (000)+
-------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (55.0%)
Federal Home Loan
  Mortgage Corporation
  Conventional Pools:
   9.50%, 10/1/16           Agy    $  1,528  $    1,657
   10.00%,
     2/1/10-11/1/20         Agy      24,439      26,705
   10.50%,
     8/1/09-4/1/26          Agy       3,283       3,625
   11.00%,
     5/1/11-9/1/20          Agy       4,613       5,146
   11.25%,
     10/1/11-12/1/15        Agy       1,388       1,555
   11.50%,
     1/1/11-12/1/15         Agy         207         235
   11.75%, 4/1/19           Agy         139         159
   12.00%,
     10/1/09-2/1/15         Agy         307         348
   12.50%, 8/1/13           Agy          19          22
   13.00%, 6/1/19           Agy          41          47
   14.00%, 8/1/14           Agy          13          15
   14.75%, 3/1/10           Agy          28          32
  Gold Pools:
   9.00%, 7/1/17            Agy      10,461      11,187
   9.50%,
     10/1/17-12/1/22        Agy      11,740      12,811
   10.00%,
     6/1/17-3/1/21          Agy       7,451       8,188
   10.50%,
     8/1/19-4/1/21          Agy       1,344       1,494
  October TBA
   6.00%, 10/15/28          Agy     453,350     453,326
   6.50%, 10/15/28          Agy     131,000     133,354
   7.50%, 10/15/28          Agy      38,350      39,516
  November TBA
   6.00%,
    10/15/28-11/15/28       Agy     321,350     321,183
   6.50%, 11/25/28          Agy      51,300      52,190
Federal National
  Mortgage Association
  Conventional Pools:
   9.00%,
     12/1/08-1/1/22         Agy      30,183      32,202
   9.50%,
     11/1/13-12/1/26        Agy      22,765      24,751
   10.00%,
     10/1/07-1/1/27         Agy      17,254      18,929
   10.50%,
     6/1/10-7/1/25          Agy      10,773      11,973
   10.75%, 2/1/11           Agy          41          46
   11.00%,
     1/1/16-11/1/20         Agy       4,075       4,573
   11.50%,
     1/1/13-2/1/20          Agy       4,412       4,997
   12.00%,
     8/1/13-4/1/15          Agy          95         109
   12.50%, 5/1/12           Agy         915       1,054
   13.50%, 8/1/14           Agy          17          20
  October TBA
   6.00%, 10/25/28          Agy     472,375     470,136
   6.50%, 10/25/28          Agy     275,000     279,669
  November TBA
   6.00%,
    10/15/28-11/15/28       Agy      28,250      28,103
   6.50%, 11/25/28          Agy     179,500     182,426

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)+
-------------------------------------------------------
Government National
  Mortgage Association:
  Adjustable Rate
  Mortgages:
   6.875%, 5/20/25
     TBA                    Tsy    $ 12,522  $   12,682
   6.875%,
     2/20/25-6/20/25        Tsy     100,781     102,070
   7.00%,
     2/20/25-11/20/25       Tsy      20,165      20,427
   7.125%, 7/20/25          Tsy      16,268      16,480
   7.50%, 1/20/25           Tsy      12,587      12,750
  Various Pools:
   9.50%,
     12/15/17-9/15/22       Tsy         534         584
   10.00%,
    11/15/09-10/15/28       Tsy     224,062     247,486
   10.50%,
     2/15/13-5/15/26        Tsy      19,301      21,501
   11.00%,
     11/20/19-4/15/28       Tsy      47,192      53,122
   11.50%,
     7/15/12-9/20/19        Tsy       1,202       1,349
   12.00%,
     4/15/12-11/15/19       Tsy      20,779      23,795
-------------------------------------------------------
GROUP TOTAL                                   2,644,029
-------------------------------------------------------
ASSET BACKED CORPORATES (12.6%)
Advanta Mortgage Loan Trust,
  Series:
  97-3 A2
   6.61%, 4/25/12           AAA      13,605      13,637
  97-4 A2
   6.53%, 9/25/12           AAA      17,159      17,278
(Sec.) Aegis Auto
  Receivables Trust,
  Series 95-1 A
  (acquired 2/14/97-
  11/18/97, cost
  $110)
   8.60%, 3/20/02           N/R         109         109
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03          AAA      32,000      32,538
  97-D A3
   6.20%, 5/15/03           AAA      16,425      16,645
  98-A A3
   5.90%, 11/15/02          AAA      19,450      19,600
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04           AAA       4,382       4,428
CIT Group Home Equity
  Loan Trust,
  Series 97-1 A3
   6.25%, 9/15/11           AAA       9,171       9,190
+## Citibank Credit
  Card Master Trust I
  Series 98-7 A
   5.60%, 5/15/02           Aaa      36,300      36,315
(-) Commercial
  Financial Services,
  Inc., Series 97-5
  A1
   7.72%, 6/15/05           A         8,250       8,392

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)+
-------------------------------------------------------
Daimler Benz Auto
  Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05           AAA    $  9,757  $    9,826
Empire Funding Home
  Loan Owner Trust,
  Series 97-5 A2
   6.59%, 5/25/14           AAA       7,475       7,558
(-) First Mortgage
  Acceptance Corp.
  Loan Receivables
  Trust,
  Series 96-B A1
   7.629%, 11/1/18          A         6,421       6,481
First Plus Home Loan Trust,
  Series:
  97-3 A2
   6.48%, 9/10/08           AAA       9,590       9,594
  97-3 A3
   6.57%, 10/10/10          AAA      11,540      11,590
  97-4 A2
   6.30%, 8/10/09           AAA      12,000      12,016
  97-4 A3
   6.40%, 8/10/11           AAA      10,225      10,269
  98-3 A1
   5.706%, 3/10/08          AAA      18,928      18,883
  98-1 A2
   5.97%, 11/10/10          AAA      16,236      16,209
  98-1 A3
   6.04%, 10/10/13          AAA      10,100      10,119
## First Security
  Auto Grantor Trust,
  Series 97-B A
   6.10%, 4/15/03           AAA      16,806      16,933
First USA Credit Card
  Master Trust,
  Series 97-10 A
   5.672%, 9/17/03          AAA      22,900      22,895
Ford Credit Auto
  Owner Trust,
  Series 97-B A3
   6.05%, 4/15/01           AAA      22,562      22,717
(-) Global Rated
  Eligible
  Asset Trust,
  Series 98-A A1
   7.45%, 3/15/06           A         7,588       7,736
Green Tree Lease
  Finance,
  Series 97-1 A3
   6.17%, 9/20/05           AAA         550         555
Honda Auto Receivables
  Grantor
  Trust,
  Series:
  97-A A
   5.85%, 2/15/03           AAA      16,999      17,063
  97-B A
   5.95%, 5/15/03           AAA      13,718      13,797

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)+
-------------------------------------------------------
IMC Home Equity Loan Trust,
  Series:
  98-1 A2
   6.31%, 12/20/12          AAA    $ 20,050  $   20,138
  98-3 A2
   6.27%, 11/20/13          AAA      46,500      46,518
IndyMac Home Equity Loan,
  Series 98-A A1
   5.724%, 9/25/20          AAA      28,850      28,853
(-) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04           AAA       8,420       8,463
MMCA Automobile
  Trust,
  Series 97-1 A3
   6.06%, 5/15/01           AAA         200         201
(-) National Car
  Rental Financing
  Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03          N/R      12,000      12,668
Nissan Auto Receivables Grantor
  Trust,
  Series 97-A A
   6.15%, 2/15/03           AAA      19,494      19,623
Old Stone Credit
  Corp. Home Equity
  Trust,
  Series 92-3 B1
   6.35%, 9/25/07           AAA           9           9
(-) Rental Car
  Finance Corp.,
  Series 97-1 A2
   6.45%, 8/25/05           AA       24,225      24,964
Security Pacific Home
  Equity Trust,
  Series 91-A B
   10.50%, 3/10/06          A+          679         679
(-) Team Fleet
  Financing Corp.,
  Series:
  96-1A
   6.65%, 12/15/02          A-        6,500       6,641
  97-1A
   7.35%, 5/15/03           A-        4,700       4,921
  98-3A
   6.13%, 10/25/04          AA       17,075      17,476
WFS Financial Owner
  Trust,
  Series 97-C A3
   6.10%, 3/20/02           AAA      17,515      17,617
World Omni Automobile
  Lease
  Securitization
  Corp., Series 97-B
  A2
   6.08%, 11/15/03          AAA      24,500      24,650
-------------------------------------------------------
GROUP TOTAL                                     605,794
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO

                       !!RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
(CONT'D)               & POOR'S)      (000)      (000)!
-------------------------------------------------------
ASSET BACKED MORTGAGES (0.2%)
sec. Cityscape Home
  Equity Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26          AAA    $119,590  $    2,765
  96-3 A YMA
   10/25/26 (acquired
   12/24/96, cost
   $222)                    N/R     119,590         162
Contimortgage Home
  Equity
  Loan Trust,
  Series:
  96-4 A11 I IO
   1.10%, 1/15/28           AAA      94,232       2,339
  (-) 96-4 A11 IO YMA
   1/15/28                  AAA     106,920         154
  96-4 A12 I IO
   1.05%, 1/15/28           AAA      21,489         533
  (Sec.) 96-4 A12 I
   YMA 1/15/28
   (acquired
   12/16/96, cost
   $82)                     AAA      23,073          34
  97-1 A10 I IO
   1.10%, 3/15/28           AAA     107,015       2,764
  (-) 97-1 A10 I YMA
   3/15/28                  N/R     132,158         185
-------------------------------------------------------
GROUP TOTAL                                       8,936
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (5.2%)
Federal Home Loan
  Mortgage
  Corporation,
  Series:
  90-129 H PAC
   8.85%, 3/15/21           Agy          80          85
  92-1398 I Inv Fl
   REMIC
   14.14%, 10/15/07         Agy       2,451       3,155
  1415-S Inv Fl IO
   19.125%, 11/15/07        Agy       2,352         860
  1476-S Inv Fl IO
  REMIC PAC
   4.339%, 2/15/08          Agy      24,386       2,012
  1485-S Inv Fl IO
   REMIC
   3.975%, 3/15/08          Agy      22,062       1,522
  1600-SA Inv Fl IO
   REMIC
   2.375%, 10/15/08         Agy      45,928       2,301
  ## 1933-FM REMIC
   6.375%, 3/15/25          Agy       2,384       2,397
  ## 1933-FO REMIC
   6.375%, 3/15/25          Agy       4,167       4,191
  1950-SC Inv Fl IO
   2.375%, 10/15/22         Agy       1,540         102
  ## 2040-FC
   5.94%, 2/15/23           Agy      18,609      18,671
  ## E2 F
   5.988%, 2/15/24          Agy          95          95

                       !!RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)!
-------------------------------------------------------
Federal National
  Mortgage
  Association,
  Series:
  90-118 S Inv Fl REMIC
   28.579%, 9/25/20         Agy    $    941  $    1,397
  92-186 S Inv Fl IO
  REMIC
   3.339%, 10/25/07         Agy      43,310       2,841
  93-205 H PO REMIC
   9/25/23                  Agy      19,244      15,307
  ## 94-50 FD REMIC
   6.138%, 3/25/24          Agy      13,674      13,730
  94-93 PD PAC-1 (11)
   7.25%, 4/25/15           Agy         246         248
  96-14 PC PO
   12/25/23                 Agy       1,371       1,275
  96-54 O PO
   11/25/23                 Agy       1,077         971
  96-68 SC Inv Fl IO
  REMIC
   2.413%, 1/25/24          Agy      11,605       1,420
  97-30 Inv Fl IO
  REMIC
   2.313%, 7/25/22          Agy       1,210          83
  ## 97-43 FM REMIC
   6.188%, 7/18/27          Agy      11,354      11,436
  97-57 PV IO
   8.00%, 9/18/27           Agy      23,139       6,352
  ## 97-70 FA REMIC,
  PAC (11)
   6.138%, 7/18/20          Agy      10,327      10,392
  ## 98-22 FA REMIC
   5.99%, 4/18/22           Agy      34,569      34,671
  ## 98-40 F
   5.941%, 6/17/28          Agy      32,133      32,238
  ## 98-43 FC
   5.94%, 7/18/28           Agy      45,316      45,486
  191 IO
   8.00%, 1/1/28            Agy      35,553       4,533
  281-2 IO
   9.00%, 11/1/26           Agy      10,714       1,540
  291-2 IO
   8.00%, 11/1/27           Agy      56,074       7,070
  G92-53 S Inv Fl IO
    REMIC
   32.063%, 9/25/22         Agy       1,868       1,269
Government National
  Mortgage
  Association,
  Series:
  96-12 S Inv Fl IO
    REMIC
   2.813%, 6/16/26          Tsy       1,524          93
  96-13 S Inv Fl IO
    REMIC
   3.65%, 7/16/11           Tsy         639          46
  96-17 S Inv Fl IO
    REMIC
   2.863%, 8/16/26          Tsy         755          48
  ## 97-13 F TBA
   6.188%, 9/16/27          Tsy      21,144      21,306

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)+
-------------------------------------------------------
(+) Kidder Peabody
  Mortgage Assets
  Trust,
  Series:
  87-B IO
   9.50%, 4/22/18           Aaa    $     69  $       12
  87-B PO
   4/22/18                  Aaa          65          57
-------------------------------------------------------
GROUP TOTAL                                     249,212
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY
  COLLATERAL SERIES (0.7%)
American Housing
  Trust,
  Series V 1G
   9.125%, 4/25/21          AAA       5,103       5,430
(+) Citicorp Mortgage
  Securities, Inc.,
  Series 90-7 A7
   9.50%, 6/25/05           Baa3        104         104
First Boston Mortgage
  Corp., Series 92-4
  B1
   8.125%, 10/25/22         A            15          15
## Kidder Peabody
  Funding Corp.,
  Series 92-4 B2
   8.285%, 5/28/22          N/R       3,623       3,589
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03           AAA       2,560       2,782
## Morserv, Inc. 96-2
  1A1
   6.538%, 11/25/26         AAA      19,066      19,214
Prudential Home
  Mortgage
  Securities Co.
  Inc.,
  Series:
  90-5 A3
   9.50%, 5/25/05           AAA         107         107
  (+) 92-33 B1
   7.50%, 11/15/22          Aa3           1           1
  (+) 93-17 B1
   6.50%, 3/1/23            A2            9           9
  94-A 3B5
   6.802%, 4/28/24          N/R          12          12
Rural Housing Trust,
  Series 87-1 B1
  REMIC
   3.33%, 10/1/28           A-        2,833       2,764
-------------------------------------------------------
GROUP TOTAL                                      34,027
-------------------------------------------------------
COMMERCIAL MORTGAGES (5.2%)
(+) American Southwest
  Financial
  Securities Corp.,
  Series 95-C1 A1B
   7.40%, 11/17/04          Aaa       8,015       8,298
Asset Securitization
  Corp.,
  Series:
  95-MD4 A1
   7.10%, 8/13/29           AAA      27,881      29,600

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)+
-------------------------------------------------------
  96-MD6 A1B
   6.88%, 11/13/26          AAA    $    125  $      132
  96-MD6 A1C
   7.04%, 11/13/26          AAA       8,150       8,767
  (+)## 97-D5 PS1 IO
   1.571%, 2/14/41          Aaa      94,308       9,708
Beverly Finance
  Corp.,
  Series 94-1
   8.36%, 7/15/04           AA-         125         141
(-) Carousel Center
  Finance, Inc.,
  Series:
  1 A1
   6.828%, 11/15/07         AA        6,200       6,419
  1 C
   7.527%, 10/15/07         BBB+      5,113       5,245
(-) Creekwood Capital
  Corp., Series 95-1A
   8.47%, 3/16/15           AA        5,525       6,412
(-) Crystal Run
  Properties, Inc.,
  Series A
   7.393%, 8/15/11          AA       10,925      11,656
DLJ Mortgage
  Acceptance Corp.,
  Series:
  93-MF7 A1
   7.40%, 6/18/03           AAA         109         114
  ## 95-CF2 S2 IO
   1.642%, 12/17/27         BBB      47,940       3,637
  (-) 96-CF2 A1B
   7.29%, 11/12/21          AAA       2,305       2,470
  (-)## 96-CF2 S IO
   1.638%, 11/12/21         N/R      37,492       2,704
  (-) 97-CF1 S IO
   1.093%, 3/15/17          AAA      74,319       4,413
## Federal National
  Mortgage
  Association, Series
  93-M2 B IO
   2.597%, 11/25/23         Agy         163           3
(+) GMAC Commercial
  Mortgage
  Securities, Inc.,
  Series:
  ## 96-C1 X2 IO
   1.888%, 3/15/21          Aaa      34,332       2,514
  97-C1 A2
   6.853%, 9/15/06          Aaa      14,885      15,805
  ## 97-C2 X IO
   1.273%, 4/15/27          Aaa     157,891      11,200
(+) GS Mortgage
  Securities Corp.
  II,
  Series:
  97-GL A2D
   6.94%, 7/13/30           Aaa      15,630      16,839
  ## 97-GL X2 IO
   1.068%, 7/13/30          Aaa      37,164       1,844
(-) Lakeside Finance
  Corp.
   6.47%, 12/15/00          AA          145         148

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
(CONT'D)               & POOR'S)      (000)      (000)+
-------------------------------------------------------
(+)## LB Commercial Conduit
  Mortgage Trust,
  Series:
  96-C2 A
   7.428%, 10/25/26         Aaa    $  9,165  $    9,934
  98-C1 IO
   1.198%, 2/18/28          Aaa         150          10
Lehman Large Loan,
  Series 97-LLI A2
   6.84%, 9/12/06           AAA      16,650      17,665
## Merrill Lynch
  Mortgage Investors,
  Inc.,
  Series:
  95-C1 IO
   2.165%, 5/25/15          N/R       1,259          57
  ## 96-C2 IO
   1.541%, 11/21/28         AAA      39,066       3,164
(+) Midland Realty
  Acceptance Corp.,
  Series 96-C2 A2
   7.233%, 1/25/29          Aaa       6,805       7,306
Mortgage Capital
  Funding, Inc.,
  Series:
  95-MC1 A1B
   7.60%, 5/25/27           AAA       9,323       9,637
  (+) 97-MC1 A3
   7.288%, 7/20/27          Aaa      17,649      19,095
Nomura Asset
  Securities Corp.,
  Series:
  94-MD1 A1B
   7.526%, 3/15/18          N/R         253         255
  ## 94-MD1 A2
   7.666%, 3/15/18          N/R          65          68
  94-MD1 A3
   8.026%, 3/15/18          N/R       4,314       4,604
(-) Park Avenue
  Finance Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07           N/R      11,518      12,476
(-) Prime Property
  Funding,
  Series 1 A
   6.633%, 7/23/03          AA        4,834       4,917
(+) Salomon Brothers
  Mortgage
  Securities, Series
  97-TZH A2
   7.174%, 3/24/22          Aa2       7,900       8,430
Sawgrass Financial
  LLC,
  Series 93-1 A
   6.45%, 1/20/06           AAA         155         158

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)+
-------------------------------------------------------
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1A IO
   1.337%, 2/25/28          N/R    $ 49,766  $      981
  96-CFL X1 IO
   1.447%, 2/25/28          N/R      53,400       2,868
  96-CFL X2 IO
   1.169%, 2/25/28          N/R      14,035         330
-------------------------------------------------------
GROUP TOTAL                                     250,024
-------------------------------------------------------
ENERGY (0.2%)
(-) Excel Paralubes
  Funding
   7.43%, 11/1/15           A-        7,200       7,505
Mobile Energy
  Services
   8.665%, 1/1/17           CCC       8,892       3,299
-------------------------------------------------------
GROUP TOTAL                                      10,804
-------------------------------------------------------
FINANCE (8.5%)
(-) Anthem Insurance
  Cos., Inc.,
  Series A
   9.00%, 4/1/27            BBB+     10,840      11,727
Associates Corp. of
  North America
   6.00%, 7/15/05           AA-      18,035      18,610
BankAmerica Capital
  Corp.,
  Series 2
   8.00%, 12/15/26          A           110         118
(-) BankAmerica
  Institutional,
  Series A
   8.07%, 12/31/26          A-       20,610      22,207
(-) BT Institutional
  Capital Trust,
  Series A
   8.09%, 12/1/26           BBB+     23,725      22,493
(-) EOP Operating LP
   6.763%, 6/15/07          BBB      12,025      12,128
Equifax, Inc.
   6.90%, 7/1/28            A         8,880       9,141
Equitable Companies,
  Inc.
   6.50%, 4/1/08            A         4,805       5,069
(-) Equitable Life
  Assurance Society
  of the U.S.,
  Series 1A
   6.95%, 12/1/05           A        16,492      17,709
Farmers Exchange
  Capital
   7.05%, 7/15/28           BBB+      9,240       9,308
(-) Farmers Insurance
  Exchange
   8.625%, 5/1/24           BBB+     15,870      18,940
(-) First Chicago NBD
  Corp.,
  Series A
   7.95%, 12/1/26           A-       16,565      17,862
First Union
  Institutional
  Capital Series I
   8.04%, 12/1/26           BBB+     19,360      21,108
(-) Florida Property
  & Casualty
   7.375%, 7/1/03           A-        9,200       9,899

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)+
-------------------------------------------------------
(-) Florida Windstorm
   6.70%, 8/25/04           A-     $ 19,530  $   20,544
Great Western
  Financial Inc.,
  Series A
   8.206%, 2/1/27           BBB-      8,850       9,578
(-) GS Escrow Corp.
   7.125%, 8/1/05           BB+      15,000      14,914
HMH Properties,
  Series A
   7.875%, 8/1/05           BB       21,980      22,247
(-) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23           AA-      14,770      15,091
(-) Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24           A+       20,155      20,405
(-) New York Life
  Insurance Co.
   7.50%, 12/15/23          AA        6,105       6,448
PNC Institutional
  Capital, Series A
   7.95%, 12/15/26          BBB+     17,765      19,001
(-) Prime Property
  Funding II
   6.80%, 8/15/02           A        11,795      12,034
   7.00%, 8/15/04           A         8,640       8,958
(-) Prudential
  Insurance Co.
   8.30%, 7/1/25            A        19,335      22,722
Washington Mutual
  Capital
   8.375%, 6/1/27           BBB-      7,540       8,321
(-) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13            AA-      10,806      11,471
  96 WFP-D
   6.95%, 9/1/13            AA-      21,505      22,688
-------------------------------------------------------
GROUP TOTAL                                     410,741
-------------------------------------------------------
INDUSTRIALS (7.4%)
American Standard
  Cos.
   7.375%, 4/15/05          BB-      12,005      12,212
Becton, Dickinson &
  Co.
   7.00%, 8/1/27            A+        3,355       3,679
CalEnergy Co., Inc.
   8.48%, 9/15/28           BB+       9,230       9,601
(-) CBS Corp.
   7.15%, 5/20/05           BB+      16,985      17,737
Columbia/HCA
  Healthcare
   7.58%, 9/15/25           BBB       9,885       8,703
   9.00%, 12/15/14          BBB       6,450       7,010
Continental
  Cablevision
   8.30%, 5/15/06           BBB      11,230      12,724
Cox Communications,
  Inc.
   6.80%, 8/1/28            A-        5,585       5,796
CSC Holdings, Inc.
   7.875%, 12/15/07         BB+      15,705      16,255

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)+
-------------------------------------------------------
DR Structured
  Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10           BB     $ 10,115  $    9,694
  93-K1 A2
   7.43%, 8/15/18           BB          260         234
  94-K1 A1
   7.60%, 8/15/07           BB        6,815       6,889
  94-K2 A2
   9.35%, 8/15/19           BB        3,890       4,026
Ford Motor Co.
   6.50%, 8/1/18            A+        2,490       2,512
   6.625%, 10/1/28          A         9,295       9,398
Fred Meyer, Inc.
   7.375%, 3/1/05           BB+      17,490      18,243
General Motors Corp.
   6.75%, 5/1/28            A        13,630      13,929
Intermedia
  Communications,
  Inc.
  Series B
   8.50%, 1/15/08           B         2,685       2,665
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10            BB        7,945       8,458
Lenfest
  Communications,
  Inc.
   (-)# 7.625%,
     2/15/08                BB+      13,490      13,625
   8.375%, 11/1/05          BB+      10,800      11,313
News America, Inc.
   7.28%, 6/30/28           BBB-     19,945      20,260
   8.875%, 4/26/23          BBB-        870       1,042
(-) Oxymar
   7.50%, 2/15/16           BBB       6,175       6,311
Paramount
  Communications,
  Inc.
   8.25%, 8/1/22            BB+      18,612      19,953
Philip Morris Cos.,
  Inc.
   6.375%, 2/1/06           A         2,790       2,891
   7.00%, 7/15/05           A         6,815       7,315
# Rhone-Poulenc
  Rorer, Inc., Series
  92-A 3
   8.62%, 1/5/21            BBB-      8,355       9,186
Scotia Pacific Co.,
  LLC
   7.71%, 7/20/28           BBB      27,920      26,341
Southland Corp.
   5.00%, 12/15/03          BB+      16,080      13,346
TCI Communications,
  Inc.
   7.875%, 2/15/26          BBB-      3,760       4,428
(-) Tenet Healthcare
  Corp.
   7.625%, 6/1/08           BB+      13,130      13,311
Time Warner Cos.,
  Inc.
   6.95%, 1/15/28           BBB-      4,440       4,610
   7.57%, 2/1/24            BBB-     13,435      14,902
United Technologies
  Corp.
   6.70%, 8/1/28            A+       13,745      14,595
-------------------------------------------------------
GROUP TOTAL                                     353,194
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO

                       !!RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
(CONT'D)               & POOR'S)      (000)      (000)!
-------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.2%)
Bank of America,
  Series A
   8.375%, 5/1/07           AAA    $    322  $      322
(Sec.) Household
  Bank,
  Series 85-1 CMO
   7.94%, 5/1/02
   (acquired 6/22/94,
   cost $211)               N/R         224         224
(Sec.)## Magnolia
  Federal Bank,
  Series 84-2
   9.12%, 10/1/07
   (acquired 5/1/87,
   cost $745)               N/R         792         817
## Resolution Trust
  Corp.,
  Series 92-5 C
   8.613%, 1/25/26          AA        3,251       3,227
Ryland Acceptance
  Corp. IV,
  Series 79-A
   6.65%, 7/1/11            AA        3,982       3,920
-------------------------------------------------------
GROUP TOTAL                                       8,510
-------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES- AGENCY COLLATERAL
  SERIES (0.0%)
Federal National
  Mortgage
  Association,
  Series 282-1 PO
   9/1/25                   Agy         399         399
First Boston Mortgage
  Securities Corp.,
  Series 87-B2 IO
   8.985%, 4/25/17          AAA          52          11
-------------------------------------------------------
GROUP TOTAL                                         410
-------------------------------------------------------
TELEPHONES (1.9%)
Comcast Cable
  Communications
   8.375%, 5/1/07           BBB-     10,945      12,876
GTE Corp.
   6.94%, 4/15/28           A        14,310      15,250
Intermedia
  Communications,
  Inc.,
  Series B
   8.60%, 6/1/08            B         4,820       4,796
MCI Worldcom, Inc.
   6.95%, 8/15/28           BBB+     33,315      34,959
# Qwest
  Communications
  International, Inc.
   0.00%, 2/1/08            BB+      23,940      17,775
TCI Communications,
  Inc.
   7.125%, 2/15/28          BBB-      5,065       5,498
-------------------------------------------------------
GROUP TOTAL                                      91,154
-------------------------------------------------------

                       !!RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)!
-------------------------------------------------------
TRANSPORTATION (1.0%)
Continental Airlines,
  Series 98-1 A
   6.648%, 9/15/17          AA+    $ 18,590  $   20,487
(-) Jet Equipment
  Trust,
  Series:
  94-A A11
   10.00%, 6/15/12          A+          275         370
  95-C
   10.69%, 5/1/15           BBB       8,895      11,784
Union Pacific Corp.
   6.625%, 2/1/08           BBB-     12,875      13,284
-------------------------------------------------------
GROUP TOTAL                                      45,925
-------------------------------------------------------
U.S. TREASURY SECURITIES (10.8%)
U.S. Treasury Bond
   8.75%, 8/15/20           Tsy      26,000      37,964
U.S. Treasury Notes
   3.375%, 1/15/07
     (Inflation
     Indexed)               Tsy     215,281     211,847
   3.625%, 7/15/02
     (Inflation
     Indexed)               Tsy      84,218      84,526
   3.625%, 1/15/08
     (Inflation
     Indexed)               Tsy      88,986      89,235
   +++ 6.25%, 4/30/01       Tsy      90,000      94,065
-------------------------------------------------------
GROUP TOTAL                                     517,637
-------------------------------------------------------
UTILITIES (0.5%)
(-) Edison Mission
  Energy Funding
  Corp., Series B
   7.33%, 9/15/08           BBB       7,625       8,184
Niagara Mohawk Power,
  Series:
  G
   7.75%, 10/1/08           BB-       7,844       8,372
  # H
   0.00%, 7/1/10            BB-      12,164       8,819
-------------------------------------------------------
GROUP TOTAL                                      25,375
-------------------------------------------------------
YANKEE (7.4%)
(-) Alcoa Aluminio
  S.A.,
  Series 96-1
   7.50%, 12/16/08          BBB      18,514      16,489
(-) AST Research,
  Inc.
   7.45%, 10/1/02           BB-      17,025      12,753
Empresa Nacional
  Electricidad
   7.325%, 2/1/37           A-        6,250       5,319
   7.75%, 7/15/08           A-       17,335      15,335
Glencore Nickel
  Property Ltd.
   9.00%, 12/1/14           BB+      14,445      12,054

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)+
-------------------------------------------------------
Grupo Minero Mexicano
  S.A. de CV,
  Series A
   8.25%, 4/1/08            BB     $ 12,185  $   10,166
(-) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17            A+       25,390      18,036
(-) Hyundai
  Semiconductor
  America
   8.25%, 5/15/04           B         2,755       2,016
   8.625%, 5/15/07          B        10,120       7,106
(-) Israel Electric
   Corp., Ltd.
   7.25%, 12/15/06          A-        3,090       3,015
   7.75%, 12/15/27          A-       17,545      16,469
Korea Development
  Bank
   7.375%, 9/17/04          BB+      28,085      22,081
Multicanal S.A.
   10.50%, 2/1/07           BB-       4,405       2,980
   (-) 10.50%,
     4/15/18                BB+       9,415       6,194
National Power Corp.
   7.875%, 12/15/06         BB+      11,240       7,763
   8.40%, 12/15/16          BB+       8,315       5,046
(-) Oil Purchase Co.
   7.10%, 4/30/02           BBB      17,057      16,703
(-) Paiton Energy
  Funding
   9.34%, 2/15/14           CCC      11,245       2,586
(-) Petroliam
  Nasional Bhd.
   7.125%, 10/18/06         BBB-     21,415      13,927
(-) Petrozuata
  Finance, Inc.
   8.22%, 4/1/17            BBB-     23,435      19,427
(-) Ras Laffan
  Liquefied Natural
  Gas Co.
   8.294%, 3/15/14          BBB+     23,600      19,671
(-) Reliance
  Industries Ltd.
   8.25%, 1/15/27           BB+       1,890       1,361
   9.375%, 6/24/26          BB+       2,965       2,416
Republic of Argentina
  Series L
   # 5.00%, 3/31/23         BB       32,480      21,904
  # Par, Series L
   5.75%, 3/31/23           BB       14,755       9,951
Republic of Colombia
   8.70%, 2/15/16           BBB-     18,440      11,715
Republic of Korea
   8.875%, 4/15/08          BB+       5,600       4,828
Rogers Cablesystems
  Ltd.,
   10.00%, 3/15/05          BB+       7,560       8,222
Rogers Cantel, Inc.
   8.30%, 10/1/07           BB+       5,520       5,272
(-) Samsung
  Electronics Co.
   7.45%, 10/1/02           BB-       9,060       6,642
   8.50%, 11/1/02           BB-       1,500       1,116

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)+
-------------------------------------------------------
United Mexican States
  Par Bond,
  Series:
  A
   6.25%, 12/31/19          BB     $ 52,860  $   38,720
  B
   6.25%, 12/31/19          BB       10,405       7,622
-------------------------------------------------------
GROUP TOTAL                                     354,905
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
  (Cost $5,612,349)                           5,610,677
-------------------------------------------------------
PREFERRED STOCKS (1.6%)
-------------------------------------------------------
                                     SHARES
                                     ------
INDUSTRIALS (0.3%)
(-) Entertainment Properties,
   14.253%                  BBB-     10,200       9,540
Tier One Properties,
   11.095%                  A         4,650       4,531
-------------------------------------------------------
GROUP TOTAL                                      14,071
-------------------------------------------------------
MORTGAGE-OTHER (1.3%)
(-)(+) Home Ownership
  Funding Corp.,
   13.331%                  Aaa      63,925      64,069
-------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $69,695)            78,140
-------------------------------------------------------
RIGHTS (0.0%)
-------------------------------------------------------
MISC-INDUSTRIALS (0.0%)
*@ United Mexican
  States Recovery
  Rights, Expiring
  6/30/03
  (Cost $0)                 N/R    10,975,000         --
-------------------------------------------------------
STRUCTURED INVESTMENT (0.0%)-SEE NOTE A7
-------------------------------------------------------
                                       FACE
                                     AMOUNT
                                      (000)
                                   --------
Morgan Guaranty Trust
  Company, 11/20/05;
  monthly payments
  equal to 1% per
  annum of the
  outstanding
  notional balance,
  indexed to GNMA ARM
  pools (Cost $5,792)       N/R    $111,035       1,544
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO

                       ++RATINGS     FACE
                       (STANDARD    AMOUNT     VALUE
(CONT'D)               & POOR'S)    (000)      (000)+
-------------------------------------------------------
INTEREST RATE CAPS (0.0%)-SEE NOTE A6
-------------------------------------------------------
@ Bankers Trust Co.,
  terminating
  10/15/99, to
  receive on 10/15/99
  the excess, as
  measured on
  10/15/98, of 12
  month LIBOR over
  6.34% multiplied by
  the notional
  amount.                   A-     $  2,800  $       --
@ J.P. Morgan and
  Co., terminating
  10/15/99, to
  receive on 10/15/99
  the excess, as
  measured on
  10/15/98, of 12
  month LIBOR over
  6.34% multiplied by
  the notional
  amount.                   AA-     778,400          --
-------------------------------------------------------
TOTAL INTEREST RATE CAPS (Premium Paid $3,301)
                                                     --
-------------------------------------------------------
CASH EQUIVALENTS (24.9%)
-------------------------------------------------------
Short-term Investments Held as
  Collateral for Loaned
  Securities (3.5%)                 169,536     169,536
-------------------------------------------------------
COMMERCIAL PAPER (16.6%)
American Express Credit Corp.
   5.42%, 11/9/98                    50,000      49,706
Associates Corp. of
  North America
   5.51%, 10/8/98                    50,000      49,946
Canadian Imperial Bank Holdings
   5.52%, 10/7/98                    50,000      49,954
Eastman Kodak Co.
   6.40%, 11/9/98                    25,000      24,827
E.I. DuPont de Nemours & Co.
   5.42%, 11/6/98                    49,000      48,734
sec. First Chicago Financial
  Corp.
   5.50%, 10/28/98 (acquired
   9/15/98, cost $42,076)            42,250      42,076
Ford Motor Credit
   5.50%, 10/16/98                   50,000      49,885
Gannett Corp.
   5.48%, 10/19/98                   50,000      49,863
General Electric Capital Corp.
   5.42%, 11/19/98                   50,000      49,631
   5.51%, 10/9/98                    50,000      49,939
General Motors Corp.
   5.52%, 10/16/98                   50,000      49,885
Household, Inc.
   5.43%, 12/4/98                    43,100      42,684
J.P. Morgan & Co.
   5.42%, 11/16/98                   50,000      49,654
Koch Industries, Inc.
   5.49%, 10/1/98                    45,000      45,000

                                       FACE
                                     AMOUNT       VALUE
                                      (000)      (000)+
-------------------------------------------------------
Metlife Funding, Inc.
   5.50%, 10/9/98                  $ 30,222  $   30,185
Prudential Funding Corp.
   5.51%, 10/9/98                    50,000      49,939
   5.49%, 10/15/98                   25,000      24,947
Xerox Credit Corp.
   5.50%, 10/2/98                    38,000      37,994
-------------------------------------------------------
GROUP TOTAL                                     794,849
-------------------------------------------------------
REPURCHASE AGREEMENT (4.8%)
Chase Securities, Inc. 5.40%,
  dated 9/30/98, due 10/1/98, to
  be repurchased at $231,972,
  collateralized by various U.S.
  Government Obligations, due
  10/1/98-8/31/00, valued at
  $234,257                          231,938     231,938
-------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $1,196,323)      1,196,323
-------------------------------------------------------
TOTAL INVESTMENTS (143.3%)
  (Cost $6,887,460)                           6,886,684
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-43.3%)
Cash                                                185
Dividends Receivable                              2,494
Interest Receivable                              49,703
Receivable for Investments Sold                   2,956
Receivable for Forward Commitments              609,196
Receivable for Fund Shares Sold                   4,002
Unrealized Gain on Swap Agreements                9,697
Unrealized Gain on Forward Foreign Currency
  Contracts                                         715
Other Assets                                        105
Payable for Investments Purchased               (37,689)
Payable for Forward Commitments              (2,541,652)
Payable for Fund Shares Redeemed                 (4,945)
Payable for Investment Advisory Fees             (4,447)
Payable for Administrative Fees                    (314)
Payable for Shareholder Servicing
  Fees-Investment Class                              (6)
Payable for Distribution Fees-Adviser Class         (27)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                      (103)
Payable for Daily Variation on Futures
  Contracts                                        (344)
Collateral on Securities Loaned, at Value      (169,536)
Other Liabilities                                (1,412)
                                             ----------
                                             (2,081,422)
-------------------------------------------------------
NET ASSETS (100%)                            $4,805,262
-------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 378,558,330 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)               $4,625,015
-------------------------------------------------------
NET ASSET VALUE PER SHARE                    $    12.22
-------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                               VALUE
                                               (000)+
-------------------------------------------------------
INVESTMENT CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 4,003,912 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)               $   48,944
-------------------------------------------------------
NET ASSET VALUE PER SHARE                    $    12.22
-------------------------------------------------------
ADVISER CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 10,738,846 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)               $  131,303
-------------------------------------------------------
NET ASSET VALUE PER SHARE                    $    12.23
-------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                              $4,635,078
Undistributed Net Investment Income (Loss)       70,218
Undistributed Realized Net Gain (Loss)          100,698
Unrealized Appreciation (Depreciation) on:
  Investment Securities                            (776)
  Foreign Currency Transactions                     715
  Futures and Swaps                                (671)
-------------------------------------------------------
NET ASSETS                                   $4,805,262
-------------------------------------------------------

---------------------------------------------------------

sec.   Restricted Security-Total market value of
        restricted securities owned at September 30, 1998
        was $43,422 or 0.9% of net assets.
+      See Note A1 to Financial Statements.
++     Ratings are unaudited.
*      Non-income producing security
(-)    144A Security. Certain conditions for public sale
        may exist.
+++    A portion of these securities was pledged to cover
        margin requirements for future contracts.
(+)    Moody's Investor's Service, Inc. rating. Security
        is not rated by Standard & Poor's Corporation.
#      Step Bond-Coupon rate increases in increments to
        maturity. rate disclosed is as of September 30,
        1998. Maturity date disclosed is the ultimate
        maturity.
##     Variable or floating rate security-rate disclosed
        is as of September 30, 1998.
@      Value is less than $500.
CMO    Collateralized Mortgage Obligation
Inv
  Fl   Inverse Floating Rate-Interest rate fluctuates with
        an inverse relationship to an associated interest
        rate. Indicated rate is the effective rate at
        September 30, 1998.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PO     Principal Only
PAC    Planned Amortization Class
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note
        A8 to Financial Statements.
YMA    Yield Maintenance Agreement

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

DOMESTIC FIXED
INCOME PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (123.4%)

-----------------------------------------------------
                         ++RATINGS     FACE
                         (STANDARD   AMOUNT     VALUE
SEPTEMBER 30, 1998       & POOR'S)    (000)    (000)+
-----------------------------------------------------
AGENCY FIXED RATE MORTGAGES (58.9%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pool:
   10.00%, 11/1/20            Agy    $  271  $    297
  Gold Pools:
   10.00%, 6/1/17             Agy       211       232
   12.00%, 11/1/19            Agy        81        91
  October TBA
   6.00%, 10/15/28            Agy     3,050     3,050
   6.50%, 10/15/28            Agy       750       763
   7.50%, 10/15/28            Agy     5,075     5,229
  November TBA
   6.00%,
     10/15/28-11/15/28        Agy    10,525    10,520
   6.50%, 11/25/28            Agy     1,150     1,170
Federal National
  Mortgage Association,
  Conventional Pools:
   9.50%, 2/1/20-8/1/20       Agy       522       567
   10.00%,
     8/1/18-5/1/22            Agy       342       374
   10.50%,
     8/1/16-2/1/28            Agy       918     1,021
   11.00%, 9/1/19             Agy       314       352
   11.50%,
     11/1/19-9/1/25           Agy       844       954
  October TBA
   6.00%, 10/25/28            Agy     3,900     3,881
   6.50%, 10/25/28            Agy     3,750     3,814
  November TBA
   6.50%, 11/25/28            Agy     3,550     3,608
Government National
  Mortgage Association:
  Adjustable Rate
  Mortgages:
   6.875%,
     4/20/25-6/20/25          Tsy     1,778     1,801
   7.00%,
     2/20/25-3/20/25          Tsy       618       627
   7.00%, 8/20/25 TBA         Tsy       378       383
  Various Pools:
   9.00%, 11/15/17            Tsy       538       578
   9.50%, 12/15/21            Tsy       355       388
   10.00%,
     9/15/17-10/15/28         Tsy     1,860     2,055
   10.50%,
     2/15/13-2/15/25          Tsy     1,423     1,583
   11.00%,
     12/15/09-7/15/20         Tsy       630       710
   11.50%, 8/15/13            Tsy       398       453
   12.00%,
     12/15/12-2/15/15         Tsy       263       300
-----------------------------------------------------
GROUP TOTAL                                    44,801
-----------------------------------------------------
ASSET BACKED CORPORATES (15.1%)
Aegis Auto Receivables Trust,
  Series 95-1 A
   8.60%, 3/20/02             N/R        67        67
Americredit Automobile
  Receivables Trust,
  Series 96-B A
   6.50%, 1/12/02             AAA       158       159

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT     VALUE
                         & POOR'S)    (000)    (000)+
-----------------------------------------------------
-----------------------------------------------------
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03            AAA    $  505  $    513
  98-A A3
   5.90%, 11/15/02            AAA       325       328
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04             AAA       298       302
(+)## Citibank Credit
  Card Master Trust I
  Series 98-7 A
   5.60%, 5/15/02             Aaa       550       550
CPS Auto Grantor Trust,
  Series 97-2 A
   6.65%, 10/15/02            AAA       179       181
Daimler Benz Auto
  Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05             AAA       220       222
Empire Funding Home
  Loan Owner Trust,
  Series:
  97-4 A2
   7.16%, 5/25/12             AAA       366       372
  97-4 A3
   7.11%, 7/25/14             AAA       275       282
(-) First Merchants
  Auto Receivables
  Corp., Series 97-2 A1
   6.85%, 11/15/02            AAA       231       232
First Plus Home Loan
  Trust,
  Series:
  97-3 A2
   6.48%, 9/10/08             AAA       185       185
  97-3 A3
   6.57%, 10/10/10            AAA       180       181
  98-1 A3
   6.04%, 10/10/13            AAA       400       401
(+) First Security Auto
  Grantor Trust,
  Series 97-B A
   6.10%, 4/15/03             Aaa       443       446
## First USA Credit
  Card Master Trust,
  Series 97-10 A
   5.672%, 9/17/03            AAA       375       375
Ford Credit Auto Owner Trust,
  Series 97-B A3
   6.05%, 4/15/01             AAA       295       297
Green Tree Financial Corp.,
  Series:
  97-7 A3
   6.18%, 9/15/09             AAA       335       336
 (+) 98-1 A2
   5.85%, 4/1/11              Aaa       479       479

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT     VALUE
                         & POOR'S)    (000)    (000)+
-----------------------------------------------------
Green Tree Home Equity
  Loan Trust,
  Series 98-C A1
   5.95%, 7/15/29             AAA    $  322  $    323
(-) Health Care
  Receivables Securitization
  Program, Series 97-1 A
   6.815%, 7/1/01             N/R       200       204
Honda Auto Receivables
  Grantor Trust,
  Series 97-A A
   5.85%, 2/15/03             AAA       370       372
IMC Home Equity Loan Trust,
  Series 98-1 A2
   6.31%, 12/20/12            AAA       400       402
(-) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04             AAA       179       180
(-) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03            N/R       375       396
Nissan Auto Receivables
  Grantor Trust,
  Series 97-A A
   6.15%, 2/15/03             AAA       376       378
(-) Rental Car Finance
  Corp.,
  Series 97-1 A2
   6.45%, 8/25/05             AA        450       464
(+)## Residential Funding
  Mortgage Securities
  Co., Inc.,
  Series 98-HI2 A1
   5.696%, 2/25/10            Aaa       418       418
## Southern Pacific
  Secured Assets Corp.,
  Series 98-H1 A1
   5.746%, 1/25/29            AAA       394       394
(-) Team Fleet
  Financing Corp.,
  Series:
  96-1 A
   6.65%, 12/15/02            A-        250       255
  97-1 A
   7.35%, 5/15/03             A-        600       628
Union Acceptance Corp.,
  Series 96-B A
   6.45%, 7/9/03              AAA       225       226
WFS Financial Owner Trust,
  Series 97-C A3
   6.10%, 3/20/02             AAA       385       387
World Omni Automobile Lease
  Securitization Corp.,
  Series 97-B A2
   6.08%, 11/25/03            AAA       525       528
-----------------------------------------------------
GROUP TOTAL                                    11,463
-----------------------------------------------------

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT     VALUE
                         & POOR'S)    (000)    (000)+
-----------------------------------------------------
ASSET BACKED MORTGAGES (0.5%)
Cityscape Home Equity
  Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26            N/R    $6,076  $    140
  sec. 96-3 A YMA
   10/25/26 (acquired
   12/24/96, cost $11)        N/R     6,076         8
Contimortgage Home
  Equity Loan Trust,
  Series:
  96-4 A11 I IO
   1.05%, 1/15/28             AAA       886        22
  (-) 96-4 A11 I YMA
   1/15/28                    AAA     3,008         4
  sec. 96-4 A12 I IO
   1.10%, 1/15/28
     (acquired
   12/16/96, cost $127)       AAA     3,636        90
  96-4 A12 I YMA
   1/15/28                    AAA     1,003         2
  97-1 A10 I IO
   1.10%, 3/15/28             AAA     4,453       115
  (-) 97-1 A10 I YMA
   3/15/28                    N/R     4,816         7
-----------------------------------------------------
GROUP TOTAL                                       388
-----------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY
  COLLATERAL SERIES (5.5%)
Collateralized Mortgage
  Obligation Trust,
  Series 16-Q Inv Fl
   12.625%, 3/20/18           AAA        94       103
Federal Home Loan
  Mortgage Corporation
  Series:
  ## 1546-FC REMIC PAC (11)
   6.125%, 12/15/21           Agy       354       358
  1632-SA Inv Fl REMIC
   5.443%, 11/15/23           Agy       300       292
  1699-SD Inv Fl IO
   REMIC
   2.375%, 3/15/24            Agy     1,628        76
  ## 1933-FM REMIC
   6.375%, 3/15/25            Agy        50        51
  ## 1933-FO REMIC
   6.375%, 3/15/25            Agy        96        96
  ## 1933-FQ REMIC
   6.375%, 3/15/25            Agy        98        98
Federal National
  Mortgage Association
  Series:
  191 IO
   8.00%, 1/1/28              Agy       448        57
  291 2 IO
   8.00%, 11/1/27             Agy       912       115
  ## 92-43 FC REMIC
   6.288%, 10/25/21           Agy       340       343

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

DOMESTIC FIXED
INCOME PORTFOLIO

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT     VALUE
(CONT'D)                 & POOR'S)    (000)    (000)+
-----------------------------------------------------
  ## 94-50 FD REMIC
   6.138%, 3/25/24            Agy    $  271  $    272
  ## 94-73 F REMIC
   6.188%, 12/25/20           Agy       220       222
  ## 97-70 FA REMIC,
    PAC (11)
   6.138%, 7/18/20            Agy       203       204
  ## 98-22 FA REMIC
   5.990%, 4/18/28            Agy       716       719
  ## 98-40 F REMIC
   5.875%, 6/17/28            Agy       385       386
  ## 98-43 FC REMIC
   5.938%, 7/18/28            Agy       755       758
-----------------------------------------------------
GROUP TOTAL                                     4,150
-----------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY
  COLLATERAL SERIES (0.3%)
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03             AAA        95       103
Prudential Home
  Mortgage Securities
  Co., Inc., Series
  90-5 A3
   9.50%, 5/25/05             AAA         4         4
Rural Housing Trust,
  Series 87-1 B1 REMIC
   3.33%, 10/1/28             A-        137       133
-----------------------------------------------------
GROUP TOTAL                                       240
-----------------------------------------------------
COMMERCIAL MORTGAGES (9.2%)
American Southwest
  Financial
  Securities Corp.,
  Series:
  ## 93-2 S1 IO
   1.042%, 1/18/09            N/R     5,980       208
 (+) 95-C1 A1B
   7.40%, 11/17/04            Aaa       175       181
Asset Securitization
  Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27             AAA       208       222
  ## 95-MD4 ACS2 IO
   2.354%, 8/13/29            AAA     1,650       271
  95-MD4 A1
   7.10%, 8/13/29             N/R       167       178
  96-MD6 A1C
   7.04%, 11/13/26            AAA       300       323
  +## 97-D5 PS1 IO
   1.571%, 2/14/41            Aaa     2,672       275
(-) Carousel Center
  Finance, Inc.,
  Series 1 B
   7.188%, 11/15/07           A         325       339
(-) Creekwood Capital
  Corp., Series 95-1A
   8.47%, 3/16/15             AA        238       276
(-) CVM Finance Corp.
   7.19%, 3/1/04              AA        428       445

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT     VALUE
                         & POOR'S)    (000)    (000)+
-----------------------------------------------------
(-) DLJ Mortgage
  Acceptance Corp.,
  Series:
  96-CF2 A1B
   7.29%, 11/12/21            AAA    $  310  $    332
  ## 96-CF2 S IO
   1.638%, 11/12/21           N/R     3,793       274
  97-CF1 S IO
   1.093%, 3/15/17            AAA     2,858       170
(-) Forum Finance
   7.125%, 5/15/04            AA        375       400
(+)## GMAC Commercial
  Mortgage Securities, Inc.,
  Series:
  96-C1 X2 IO
   1.888%, 3/15/21            Aaa     2,248       165
  97-C2 X IO
   1.214%, 4/15/27            Aaa     3,425       243
(+)## LB Commercial
  Conduit Mortgage
  Trust,
  Series 96-C2 A
   7.428%, 10/25/26           AAA       344       373
## Merrill Lynch
  Mortgage Investors,
  Inc.,
  Series 96-C2 IO
   1.541%, 11/21/28           N/R     1,959       159
(+) Midland Realty
  Acceptance Corp.,
  Series 96-C2 A2
   7.233%, 1/25/29            Aaa       250       268
Mortgage Capital Funding,
  Inc.,
  Series:
  95-MC1 A1B
   7.60%, 5/25/27             AAA       189       195
  + 97-MC1 A3
   7.288%, 7/20/27            Aaa       650       703
Nomura Asset Securities
  Corp.,
  Series:
  94-MD1 A1B
   7.526%, 3/15/18            N/R        90        91
  ## 94-MD1 A2
   7.666%, 3/15/18            N/R       125       131
(-) Park Avenue Finance
  Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07             N/R       387       419
(-) Prime Property
  Funding, Series 1A
   6.633%, 7/23/03            AA        173       176
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.447%, 2/25/28            N/R     2,621       141
  96-CFL X1A IO
   1.337%, 2/25/28            N/R     2,209        43
  96-CFL X2 IO
   1.169%, 2/25/28            N/R       703        17
-----------------------------------------------------
GROUP TOTAL                                     7,018
-----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         !!RATINGS     FACE
                         (STANDARD   AMOUNT     VALUE
                         & POOR'S)    (000)    (000)!
-----------------------------------------------------
ENERGY (0.2%)
(-) Excel Paralubes
  Funding
   7.43%,11/1/15              A-     $  130  $    136
-----------------------------------------------------
FINANCE (13.1%)
(-) Anthem Insurance Cos., Inc.,
  Series A
   9.00%, 4/1/27              BBB+      175       189
Associates Corp. of
  North America
   6.00%, 7/15/05             AA-       515       531
(-) BankAmerica
  Institutional, Series
  A
   8.07%, 12/31/26            A-        335       361
Beneficial Corp.,
  Series F
   6.47%, 11/17/08            A         310       323
(-) BT Institutional Capital
  Trust,
  Series A
   8.09%, 12/1/26             BBB+      550       521
(-) EOP Operating LP
   6.763%, 6/15/07            BBB       265       267
Equifax, Inc.
   6.30%, 7/1/05              A-        270       283
(-) Equitable Life
  Assurance Society of
  the U.S., Series 1A
   6.95%, 12/1/05             A         600       644
(-) Farmers Insurance
  Exchange
   8.625%, 5/1/24             BBB+      475       567
(-) Fifty-Seventh
  Street Associates
   7.125%, 6/1/17             A         568       594
(-) First Chicago NBD
  Corp., Series A
   7.95%, 12/1/26             A-        200       216
(-) First Hawaiian
  Bank,
  Series A
   6.93%, 12/1/03             A         575       608
+++ First Union
  Institutional Capital
  Series I
   8.04%, 12/1/26             BBB+      305       332
(-) Florida Property &
  Casualty
   7.375%, 7/1/03             A-        250       269
   7.45%, 7/1/04              A         150       163
(-) Florida Windstorm
   6.70%, 8/25/04             A-        300       316
Great Western
  Financial, Series A
   8.206%, 2/1/27             BBB-      110       119
Household Finance Corp.
   6.375%, 8/1/10             A          75        78
(-) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23             AA-       400       409
(-) Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24             A+        350       354

                         !!RATINGS     FACE
                         (STANDARD   AMOUNT     VALUE
                         & POOR'S)    (000)    (000)!
-----------------------------------------------------
PNC Institutional
  Capital, Series A
   7.95%, 12/15/26            BBB+   $  625  $    668
(-) Prime Property
  Funding II
   7.00%, 8/15/04             A         400       415
(-) Prudential
  Insurance Co.
   8.30%, 7/1/25              A         300       353
Washington Mutual
  Capital
   8.375%, 6/1/27             BBB-      180       199
(-) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13              AA-       888       942
  96 WFP-D
   6.95%, 9/1/13              AA-       250       264
-----------------------------------------------------
GROUP TOTAL                                     9,985
-----------------------------------------------------
INDUSTRIALS (6.9%)
Atlas Air, Inc.,
  Series A
   7.38%, 1/2/18              AA-       320       351
Becton, Dickinson & Co.
   6.70%, 8/1/28              A+        320       338
Chrysler Corp.
   7.45%, 3/1/27              A         115       130
Cox Communications,
  Inc.
   6.80%, 8/1/28              A-        130       135
Ford Motor Co.
   6.50%, 8/1/18              A+        315       318
   6.625%, 10/1/28            A          60        61
General Motors Corp.
   6.75%, 5/1/28              A         470       480
Lafarge Corp.
   6.375%, 7/15/05            A-        325       341
Neiman Marcus Group, Inc.
   6.65%, 6/1/08              BBB       280       290
News America, Inc.
   7.75%, 1/20/24             BBB-       75        81
   7.75%, 2/1/24              BBB-      335       360
   8.875%, 4/26/23            BBB-       70        84
Philip Morris Cos.,
  Inc.
   7.00%, 7/15/05             A         175       188
Scotia Pacific Co.,
  LLC,
   7.71%, 1/20/28             BBB       390       368
Time Warner Cos., Inc.
   6.95%, 1/15/28             BBB-       65        67
   7.57%, 2/1/24              BBB-      240       266
TCI Communications,
  Inc.
   7.875%, 2/15/26            BBB-      280       330
United Technologies
  Corp.
   6.70%, 8/1/28              A+        385       409
USA Waste Services,
  Inc.
   7.00%, 7/15/28             BBB+      390       396
Williams Cos., Inc.
   6.20%, 8/1/02              BBB-      230       235
-----------------------------------------------------
GROUP TOTAL                                     5,228
-----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

DOMESTIC FIXED
INCOME PORTFOLIO

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT     VALUE
(CONT'D)                 & POOR'S)    (000)    (000)+
-----------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.4%)
sec.## Gemsco Mortgage
  Pass thru Certficate,
  Series 87-A
   8.701%, 11/25/10
   (acquired 9/9/88,
     cost $201)               AA     $  218  $    228
## Resolution Trust
  Corp., Series 92-5 C
   8.613%, 1/25/26            AA         31        31
-----------------------------------------------------
GROUP TOTAL                                       259
-----------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES- AGENCY
  COLLATERAL SERIES (1.1%)
Federal Home Loan
  Mortgage Corporation,
  Series 1911-C PO
   11/15/23                   Agy       550       499
Federal National
  Mortgage Association,
  Series 96-34 C PO
   3/25/23                    Agy       425       361
-----------------------------------------------------
GROUP TOTAL                                       860
-----------------------------------------------------
TELEPHONES (1.7%)
Comcast Cable
  Communications
   8.375%, 5/1/07             BBB-      185       218
GTE Corp.
   6.94%, 4/15/28             A         460       490
MCI Communications Corp.
   6.50%, 4/15/10             BBB+       70        74
   6.95%, 8/15/06             A         290       316
MCI WorldCom, Inc.
   6.95%, 8/15/28             BBB+      180       189
-----------------------------------------------------
GROUP TOTAL                                     1,287
-----------------------------------------------------
TRANSPORTATION (1.9%)
Burlington Northern
  Santa Fe
   6.70%, 8/1/28              BBB       225       229
Continental Airlines,
  Series 98-1 A
   6.648%, 9/15/17            AA+       340       375
Federal Express Corp.,
  Series:
  98-1B
   6.845%, 1/15/19            AA-       230       247
  98-1C
   7.02%, 1/15/16             BBB+       85        90
(-) Jet Equipment
  Trust,
  Series 94-A A11
   10.00%, 6/15/12            A+        395       531
-----------------------------------------------------
GROUP TOTAL                                     1,472
-----------------------------------------------------

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT     VALUE
                         & POOR'S)    (000)    (000)+
-----------------------------------------------------
U.S. TREASURY SECURITIES (8.6%)
U.S. Treasury Notes
   3.375%, 1/15/07
     (Inflation
     Indexed)                 Tsy    $3,713  $  3,654
   3.625%, 7/15/02
     (Inflation
     Indexed)                 Tsy     1,121     1,125
   3.625%, 1/15/08
     (Inflation
     Indexed)                 Tsy     1,768     1,773
-----------------------------------------------------
GROUP TOTAL                                     6,552
-----------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $92,164)                                     93,839
-----------------------------------------------------
PREFERRED STOCKS (1.8%)
-----------------------------------------------------
                                     SHARES
                                     ------
INDUSTRIALS (0.2%)
Tier One Properties,
   11.095%                    A         200       195
-----------------------------------------------------
MORTGAGES-OTHER (1.6%)
(-)(+) Home Ownership
   Funding Corp.
   13.331%                    Aaa     1,200     1,203
-----------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $1,265)            1,398
-----------------------------------------------------
INTEREST RATE CAP (0.0%)
-----------------------------------------------------
                                       FACE
                                     AMOUNT
                                      (000)
                                     ------
@ J.P. Morgan and Co.,
  terminating 10/15/99,
  to receive on
  10/15/99 the excess,
  as measured on
  10/15/98, of 12 month
  LIBOR over 6.34%
  multiplied by the
  notional amount.
  (Premium Paid $111)         AA-    $26,200       --
-----------------------------------------------------
CASH EQUIVALENTS (15.9%)
-----------------------------------------------------
COMMERCIAL PAPER (7.9%)
Canadian Imperial Bank
  Holdings
   5.52%, 10/7/98                     2,000     1,998
General Electric Capital
   Corp.
   5.51%, 10/6/98                     2,000     1,998
Metlife Funding, Inc.
   5.50%, 10/16/98                    2,000     1,995
-----------------------------------------------------
GROUP TOTAL                                     5,991
-----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT     VALUE
                         & POOR'S)    (000)    (000)+
-----------------------------------------------------
DISCOUNT NOTE (4.6%)
Federal Home Loan Mortgage
  Corporation
   5.21%, 11/12/98            Agy    $3,500  $  3,479
-----------------------------------------------------
REPURCHASE AGREEMENT (3.4%)
Chase Securities, Inc. 5.40%,
  dated 9/30/98, due 10/1/98, to
  be repurchased at $2,613,
  collateralized by various U.S.
  Government Obligations, due
  10/1/98-8/31/00, valued at
  $2,638                              2,612     2,612
-----------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $12,082)          12,082
-----------------------------------------------------
TOTAL INVESTMENTS (141.1%) (Cost $105,622)    107,319
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-41.1%)
Cash                                               13
Dividends Receivable                               40
Interest Receivable                               702
Receivable for Investments Sold                    56
Receivable for Forward Commitments             19,036
Receivable for Fund Shares Sold                     1
Unrealized Gain on Swap Agreements                195
Other Assets                                        3
Payable for Investments Purchased                (385)
Payable for Forward Commitments               (50,774)
Payable for Investment Advisory Fees              (78)
Payable for Administrative Fees                    (5)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                      (3)
Payable for Daily Variation on Futures
  Contracts                                       (40)
Other Liabilities                                 (38)
                                             --------
                                              (31,277)
-----------------------------------------------------
NET ASSETS (100%)                            $ 76,042
-----------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 6,672,309 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)               $ 76,042
-----------------------------------------------------
NET ASSET VALUE PER SHARE                    $  11.40
-----------------------------------------------------

                                              VALUE
                                              (000)+
-----------------------------------------------------
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                              $ 71,380
Undistributed Net Investment Income (Loss)        722
Undistributed Realized Net Gain (Loss)          2,213
Unrealized Appreciation (Depreciation) on:
  Investment Securities                         1,697
  Futures and Swaps                                30
-----------------------------------------------------
NET ASSETS                                   $ 76,042
-----------------------------------------------------

sec. Restricted Security-Total market value of restricted
     securities owned at September 30, 1998 was $326 or
     0.4% of net assets.
+   See Note A1 to Financial Statements.
++  Ratings are unaudited.
    144A security. Certain conditions for public sale
(-)  may exist.
+++ A portion of these securities was pledged to cover
     margin requirements for futures contracts.
(+) Moody's Investors Service, Inc. rating. Security is
     not rated by Standard & Poor's Corporation.
##  Variable or floating rate security-rate disclosed is
     as of September 30, 1998.
@   Value is less than $500.
Inv Inverse Floating Rate-Interest rate fluctuates with
 Fl  an inverse relationship to an associated interest
     rate. Indicated rate is the effective rate at
     September 30, 1998.
IO  Interest Only
N/R Not rated by Moody's Investors Service, Inc. or
     Standard &
     Poor's Corporation.
PAC Planned Amortization Class
PO  Principal Only
REMIC Real Estate Mortgage Investment Conduit
TBA Security is subject to delayed delivery. See Note A8
     to Financial Statements.
YMA Yield Management Agreement

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (89.2%)

-------------------------------------------------------
                       ++RATINGS         FACE
                       (STANDARD       AMOUNT     VALUE
SEPTEMBER 30, 1998     & POOR'S)        (000)    (000)+
-------------------------------------------------------
ASSET BACKED CORPORATES (1.6%)
(-) Commercial
  Financial Services,
  Inc., Series 97-5
  A1
   7.72%, 6/15/05           A      $    4,780  $  4,863
(-)(+) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-1 B
   14.22%, 10/26/03         Ba3         3,732     3,716
(-) OHA Auto Grantor
  Trust, Series 97-A
   11.00%, 9/15/03          BB          3,246     3,159
-------------------------------------------------------
GROUP TOTAL                                      11,738
-------------------------------------------------------
CABLE (5.4%)
CSC Holdings, Inc.
   7.25%, 7/15/08           BB+         3,210     3,194
   7.875%, 12/15/07         BB+         5,650     5,848
   9.875%, 5/15/06          B           3,470     3,765
(-) Lenfest
  Communications,
  Inc.
   7.625%, 2/15/08          BB+           570       576
   8.375%, 11/1/05          BB+         7,655     8,019
(-)# NTL, Inc.
   0.00%, 4/1/08            B-     GBP   6,600    5,721
Rogers Cablesystems
  Ltd.,
   10.125%, 9/1/12          BB+    $    2,750     2,973
  Series B
   10.00%, 3/15/05          BB+         6,520     7,091
Rogers
  Communications,
  Inc.
   9.125%, 1/15/06          BB-         2,075     2,085
-------------------------------------------------------
GROUP TOTAL                                      39,272
-------------------------------------------------------
CHEMICALS (1.1%)
ISP Holdings, Inc.,
  Series B
   9.00%, 10/15/03          BB-         7,690     7,998
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY
    COLLATERAL SERIES (0.1%)
(+) Citicorp Mortgage
    Securities, Inc.,
    Series 90-8 A7
     9.50%, 6/25/05         B3            775       391
(+) First Boston
    Mortgage Securities
    Corp., Series 92-4R
    2
     8.025%, 10/25/22       Ba3             5         5
-------------------------------------------------------
GROUP TOTAL                                         396
-------------------------------------------------------

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT     VALUE
                       & POOR'S)        (000)    (000)+
-------------------------------------------------------
-------------------------------------------------------
COMMERCIAL MORTGAGES (1.2%)
(-)## DLJ Mortgage
  Acceptance Corp.,
  Series:
  96-CF2 S IO
   1.638%, 11/12/21         N/R    $    8,136  $    587
(+) 97-CF2 S IO
   0.317%, 10/15/17         Aaa       102,984     2,497
Federal Mortgage
  Acceptance Corp.,
  Loan Receivables
  Trust,
  Series 96-B C A1
   7.929%, 11/1/18          N/R         3,937     3,017
(+)## GMAC Commercial
  Mortgage
  Securities, Inc.,
  Series 96-C1 X2 IO
   1.888%, 3/15/21          Aaa        14,386     1,053
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.447%, 2/25/28          N/R        16,459       884
  96-CFL X1A IO
   1.337%, 2/25/28          N/R        13,776       271
  96-CFL X2 IO
   1.169%, 2/25/28          N/R         4,112        97
-------------------------------------------------------
GROUP TOTAL                                       8,406
-------------------------------------------------------
COMMUNICATIONS (20.1%)
(-) American Cellular
  Corp.
   10.50%, 5/15/08          CCC+        5,900     5,723
Comcast Cellular
  Holdings Corp.,
  Series B
   9.50%, 5/1/07            BB+         3,315     3,406
(+)# Dial Call
  Communications,
  Inc.
   0.00%, 12/15/05          B2          4,785     4,737
Dobson
  Communications
  Corp.
   11.75%, 4/15/07          N/R         3,335     3,252
# Dolphin
  Telecommunications
  plc
   0.00%, 6/1/08            B-     ECU  4,840     2,281
Esprit Telecom Group plc
   (+) 11.00%,
     6/15/08                B-     DEM  7,200     3,709
   11.50%, 12/15/07         N/R         3,700     1,973
Flag Ltd.
   8.25%, 1/30/08           B+     $    4,080     3,876
(-) Global Crossing
  Holdings Ltd.
   9.625%, 5/15/08          N/R         7,700     7,546
Globalstar LP/Capital
   11.375%, 2/15/04         B           5,740     3,903

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT     VALUE
                       & POOR'S)        (000)    (000)+
-------------------------------------------------------
Hermes Europe Railtel
   11.50%, 8/15/07          B      $    3,825  $  4,054
# Intermedia
  Communications,
  Inc.,
  Series B
   0.00%, 7/15/07           B          16,990    12,233
Iridium LLC/Capital
  Corp., Series A
   13.00%, 7/15/05          B-          6,320     5,467
IXC Communications,
  Inc.
   9.00%, 4/15/08           CCC+        9,615     9,471
Level 3
  Communications,
  Inc.
   9.125%, 5/1/08           B           5,250     4,974
# Nextel
  Communications,
  Inc.
   0.00%, 8/15/04           CCC+        4,200     4,042
   0.00%, 9/15/07           CCC+       22,485    14,278
   0.00%, 2/15/08           CCC+        9,190     5,491
(+)# NEXTLINK
  Communications
   0.00%, 4/15/08           B3         11,595     6,638
Primus
  Telecommunications
  Group,
  Series B
   9.875%, 5/15/08          B-          5,120     4,442
PSINet, Inc.,
  Series B
   10.00%, 2/15/05          B-          4,015     4,005
Qwest Communications
  International, Inc.
  #0.00%, 10/15/07          B+          1,535     1,182
  #0.00%, 2/1/08            BB+         4,995     3,709
  Series B
   10.875%, 4/1/07          B+          2,435     2,794
(+)# RCN Corp.
   0.00%, 10/15/07          B3          8,050     4,387
Rogers Cantel, Inc.
   8.30%, 10/1/07           BB+         6,200     5,921
RSL Communications
  plc
   # 0.00%, 3/15/08         B-     DEM 13,600     3,910
   # 0.00%, 6/15/08         B-          4,000     1,150
   9.125%, 3/1/08           B-     $    5,045     4,389
   12.25%, 11/15/06         B-            300       311
(-)(+)# Viatel, Inc.
   0.00%, 4/15/08           Caa1        4,285     2,057
-------------------------------------------------------
GROUP TOTAL                                     145,311
-------------------------------------------------------

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT     VALUE
                       & POOR'S)        (000)    (000)+
-------------------------------------------------------
CONSUMER MANUFACTURING (1.6%)
Revlon Consumer
  Products
   8.125%, 2/1/06           B      $    5,060  $  4,984
(-) Samsonite Corp.
   10.75%, 6/15/08          B-          8,475     6,441
-------------------------------------------------------
GROUP TOTAL                                      11,425
-------------------------------------------------------
ENERGY (2.0%)
Chesapeake Energy
  Corp.
   9.625%, 5/1/05           B           1,440     1,289
(-)## Husky Oil Ltd.
   8.90%, 8/15/28           BBB-        3,900     3,958
Snyder Oil Corp.
   8.75%, 6/15/07           B+          9,300     9,486
-------------------------------------------------------
GROUP TOTAL                                      14,733
-------------------------------------------------------
FINANCIAL (2.1%)
CB Richard Ellis
  Service
   8.875%, 6/1/06           B+          2,935     2,876
# Fuji JGB
  Investments LLC,
  Series A
   9.87%, 12/31/49          BB+         4,600     2,185
(-) Mosaic
   10.10%, 7/9/99           N/R         3,700     3,663
(-)# SB Treasury Co.
  LLC Series A
   9.40%, 12/29/49          BBB-        4,085     3,595
Western Financial
  Bank
   8.875%, 8/1/07           BB+         3,970     3,295
-------------------------------------------------------
GROUP TOTAL                                      15,614
-------------------------------------------------------
FOOD & BEVERAGE (0.7%)
Smithfield Foods,
  Inc.
   7.625%, 2/15/08          BB+         5,250     5,145
-------------------------------------------------------
GAMING (2.1%)
Grand Casinos, Inc.
   10.125%, 12/1/03         BB          5,765     6,111
Station Casinos, Inc.
   9.625%, 6/1/03           B+          4,650     4,580
   9.75%, 4/15/07           B+          4,460     4,393
   10.125%, 3/15/06         B+            375       373
-------------------------------------------------------
GROUP TOTAL                                      15,457
-------------------------------------------------------
GENERAL INDUSTRIAL (7.9%)
American Standard
  Cos.
   7.375%, 2/1/08           BB-         8,585     8,673
(-) Axia, Inc.
   10.75%, 7/15/08          B-          2,975     2,856
(-) CEX Holdings,
  Inc.
   9.625%, 6/1/08           B           6,875     6,566

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT     VALUE
(CONT'D)               & POOR'S)        (000)    (000)+
-------------------------------------------------------
Geberit International
  S.A.
   10.125%, 4/15/07         N/R    DEM  4,140  $  2,740
Navistar Financial
  Corp., Series B
   9.00%, 6/1/02            B+     $    3,430     3,571
# Norcal Waste
  Systems, Inc.
   13.50%, 11/15/05         BB-        10,655    11,667
(-) Nortek, Inc.
   8.875%, 8/1/08           B+          8,945     8,677
(-) Sirona Dental
  Systems
   9.125%, 7/15/08          B      DEM  7,585     4,066
Vencor, Inc.
   9.875%, 5/1/05           B-     $   10,300     8,240
-------------------------------------------------------
GROUP TOTAL                                      57,056
-------------------------------------------------------
HEALTH CARE (5.9%)
Columbia/HCA
  Healthcare
   6.91%, 6/15/05           BBB        18,400    17,956
   7.25%, 5/20/08           BBB         2,630     2,569
Fresenius Medical
  Capital Trust II
   7.875%, 2/1/08           B+          5,515     5,157
(-) Tenet Healthcare
  Corp.
   8.125%, 12/1/08          BB-        11,525    11,611
   8.625%, 1/15/07          B+          5,600     5,810
-------------------------------------------------------
GROUP TOTAL                                      43,103
-------------------------------------------------------
HOTELS, LODGING & RESTAURANTS (2.7%)
HMH Properties,
  Series A
   7.875%, 8/1/05           BB         14,150    14,322
Host Marriott Travel
  Plaza
   9.50%, 5/15/05           BB-         5,225     5,382
-------------------------------------------------------
GROUP TOTAL                                      19,704
-------------------------------------------------------
MEDIA & ENTERTAINMENT (3.4%)
(-) Chancellor Media
  Corp. Series B
   8.125%, 12/15/07         B           5,270     5,112
   9.00%, 10/1/08           B           2,500     2,525
Outdoor Systems, Inc.
   8.875%, 6/15/07          B           8,970     9,262
+++ Paramount
  Communications,
  Inc.
   8.25%, 8/1/22            BB+         3,485     3,736
Sinclair Broadcast
  Group, Inc.
   9.00%, 7/15/07           B           4,030     4,030
-------------------------------------------------------
GROUP TOTAL                                      24,665
-------------------------------------------------------

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT     VALUE
                       & POOR'S)        (000)    (000)+
-------------------------------------------------------
METALS (1.6%)
(-) EES Coke Battery
  Co., Inc.
   9.382%, 4/15/07          BB-    $    2,500  $  2,450
Murrin Murrin
  Holdings Ltd.
   9.375%, 8/31/07          BB-        11,200     9,296
-------------------------------------------------------
GROUP TOTAL                                      11,746
-------------------------------------------------------
PACKAGING (2.3%)
Impress Metal
  Packaging Holdings
   9.875%, 5/29/07          B      DEM  9,465     5,698
Norampac, Inc.
   9.50%, 2/1/08            B+     $    6,175     6,067
SD Warren Co.
   12.00%, 12/15/04         B+          4,365     4,780
-------------------------------------------------------
GROUP TOTAL                                      16,545
-------------------------------------------------------
RETAIL (7.6%)
(-) CA FM Lease Trust
   8.50%, 7/15/17           BBB-        8,125     9,141
DR Structured
  Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10           BB          3,424     3,282
  93-K1 A2
   7.43%, 8/15/18           BB          2,565     2,313
  94-K1 A1
   7.60%, 8/15/07           BB          3,655     3,694
  94-K1 A2
   8.375%, 8/15/15          BB          1,525     1,489
  94-K2 A2
   9.35%, 8/15/19           BB          3,360     3,478
(-) HMV Media Group
  plc
   10.875%, 5/15/08         B      GBP   4,500    6,195
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10            BB     $    8,000     8,516
Musicland Group, Inc.
   9.00%, 6/15/03           CCC+        1,820     1,729
  Series B
   9.875%, 3/15/08          CCC+        7,915     7,559
Southland Corp.
   5.00%, 12/15/03          BB+         9,629     7,992
-------------------------------------------------------
GROUP TOTAL                                      55,388
-------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (15.1%)
Asia Pulp & Paper Co., Ltd.,
  Series A
   12.00%, 2/15/04          B+          3,305     1,256
(-) AST Research,
  Inc.
   7.45%, 10/1/02           BB-         7,160     5,363
(-) Cathay International Ltd.
   13.00%, 4/15/08          BB-    $    4,765  $  2,740

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT     VALUE
                       & POOR'S)        (000)    (000)+
-------------------------------------------------------
# Compania Energetica
   9.125%, 6/26/07          N/R    $    4,900  $  3,332
(-)# CTI Holdings
  S.A.
   0.00%, 4/15/08           B           6,305     2,680
(-) Globo
  Communicacoes
  Participoes
   10.50%, 12/20/06         BB-         4,430     2,326
Grupo Minero
  Mexicano S.A. de
  CV,
  Series A
   8.25%, 4/1/08            BB          2,780     2,319
(-) Hylsa S.A. de CV
   9.25%, 9/15/07           BB          2,875     1,869
(-) Hyundai
  Semiconductor
  America
   8.625%, 5/15/07          B           5,650     3,967
Indah Kiat Finance
  Mauritius
   10.00%, 7/1/07           B+          7,450     3,352
Korea Electric Power
  Corp.
   7.75%, 4/1/13            B+          1,800     1,159
Multicanal S.A.
   10.50%, 2/1/07           BB+         5,940     4,019
   (-) 10.50%,
     4/15/18                BB+         3,005     1,977
(-) NSM Steel, Inc.,
   12.25%, 2/1/08           CCC         3,105     1,397
# Occidente y Caribe
  Cellular
   0.00%, 3/15/04           B           8,480     6,148
Philippine Long
  Distance Telephone
  Co.
   9.25%, 6/30/06           BB+         2,885     2,416
  Series E
   7.85%, 3/6/07            BB+         4,395     3,362
Pindo Deli Financial
  Mauritius
   10.75%, 10/1/07          BB         11,755     5,172
# PTC International
  Finance BV
   0.00%, 7/1/07            B+         10,053     6,032
Quezon Power Ltd.
   8.86%, 6/15/17           BB+         5,660     3,594
(-) RBS Participacos
  S.A.
   11.00%, 4/1/07           BB-         4,025     2,012
(-) Reliance
  Industries Ltd.
   8.25%, 1/15/27           BB+         1,130       814
   9.375%, 6/24/26          BB+         1,230     1,002
## Republic of
  Argentina, Series L
   6.188%, 3/31/05          BB-         9,514     7,564
(+) Republic of
  Argentina Pre 4
  BOCON, PIK #0.00%,
  9/1/02                    Ba3           435       470
  ##5.635%, 9/1/02          Ba3         2,675     2,891

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT     VALUE
                       & POOR'S)        (000)    (000)+
-------------------------------------------------------
Republic of Korea
   8.875%, 4/15/08          BB+    $    6,500  $  5,604
(-) RG Receivables
  Ltd.
   9.60%, 2/10/05           BB-         1,685     1,197
(-) Samsung
  Electronics America
   9.75%, 5/1/03            B+            160       121
(-)(+) Samsung
  Electronics Co.
   7.45%, 10/1/02           Ba1         4,140     3,035
(-) Satelites
  Mexicanos S.A.
   10.125%, 11/1/04         B-          6,095     4,114
(-) Total Access
  Communication PCL
  (Convertible)
   2.00%, 5/31/06           BBB-        2,140     1,455
TV Azteca S.A.,
  Series B
   10.50%, 2/15/07          B+          8,085     5,781
United Mexican States
  Par Bond
  Series:
  A
   6.25%, 12/31/19          BB          9,710     7,113
  B
   6.25%, 12/31/19          BB          2,710     1,985
-------------------------------------------------------
GROUP TOTAL                                     109,638
-------------------------------------------------------
TECHNOLOGY (0.6%)
(-) Entex Information
  Services
   12.50%, 8/1/06           B-          3,700     3,607
-------------------------------------------------------
TRANSPORTATION (2.5%)
ALPS,
  Series 96-1 DX
   12.75%, 6/15/06          BB-         6,305     6,305
(-) American
  Communication Lines
  LLC
   10.25%, 6/30/08          B           3,830     3,753
(-) Jet Equipment
  Trust,
  Series:
  94-C1
   11.79%, 6/15/13          BBB-        3,450     4,785
  95-D
   11.44%, 11/1/14          BBB-        2,350     3,242
-------------------------------------------------------
GROUP TOTAL                                      18,085
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT     VALUE
(CONT'D)               & POOR'S)        (000)    (000)+
-------------------------------------------------------
UTILITIES (1.6%)
AES Corp.
   8.50%, 11/1/07           B+     $    7,495  $  7,045
Niagara Mohawk Power,
  Series:
  G
   7.75%, 10/1/08           BB-         1,874     2,000
  H
   # 0.00%, 7/1/10          BB-         3,229     2,341
-------------------------------------------------------
GROUP TOTAL                                      11,386
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $698,116)   646,418
-------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (0.1%)
-------------------------------------------------------
                                       SHARES
                                       ------
COMMUNICATIONS (0.1%)
* Paxson Communications Corp.,
  PIK, 9.75%
  (Cost $1,130)             N/R        11,300     1,130
-------------------------------------------------------
PREFERRED STOCKS (2.2%)
-------------------------------------------------------
COMMUNICATIONS (1.4%)
* Concentric Network Corp., PIK,
  Series B,
   13.50%                   N/R        32,000     2,832
* IXC Communications, Inc.,
  PIK, Series B,
   7.25%                    CCC+        3,670     3,909
* Paxson Communications
  Corp.
   13.25%                   N/R        34,000     3,230
*(-) Viatel, Inc., PIK,
  Series A,
   10.00%                   N/R        21,560       129
-------------------------------------------------------
GROUP TOTAL                                      10,100
-------------------------------------------------------
MEDIA & ENTERTAINMENT (0.8%)
Sinclair Capital
   11.625%                  B          52,815     5,572
-------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $15,392)            15,672
-------------------------------------------------------

           ++RATINGS                  FACE
           (STANDARD                 AMOUNT     VALUE
           & POOR'S)                 (000)      (000)+
-------------------------------------------------------
UNITS (2.1%)
-------------------------------------------------------
COMMUNICATIONS (1.6%)
(-) Onepoint Communications
  Corp.
   14.50%, 6/1/08           N/R    $    4,100  $  3,095
(-)# Rhythms Netconnections
   0.00%, 5/15/08           N/R        12,960     5,184
# Wam!Net, Inc.
   0.00%, 3/1/05            N/R         6,325     3,447
-------------------------------------------------------
GROUP TOTAL                                      11,726
-------------------------------------------------------
TECHNOLOGY (0.5%)
AMSC Acquisition Co.,
   12.25%, 4/1/08           N/R         6,285     3,645
-------------------------------------------------------
TOTAL UNITS (Cost $21,500)                       15,371
-------------------------------------------------------
WARRANTS (0.3%)
-------------------------------------------------------
                                       SHARES
                                       ------
COMMUNICATIONS (0.1%)
*(-) American Mobile
  Satellite Corp.,
  expiring 4/1/08           N/R        62,850        30
* Concentric Network
  Corp., expiring
  12/15/07                  N/R        30,000       270
*@ Dial Call
  Communications,
  Inc., expiring
  4/25/99                   N/R         4,800        --
*(-) Globalstar
  Telecommunications
  Ltd., expiring
  2/15/04                   N/R         3,235        98
*(-) Iridium World
  Communications
  Ltd., expiring
  7/15/05                   N/R         1,920       278
*@ Paxson
  Communications
  Corp., expiring
  6/30/03                   N/R         3,616        --
*(-)@ Wam!Net, Inc.,
  expiring 3/1/05           N/R        18,975        --
-------------------------------------------------------
GROUP TOTAL                                         676
-------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (0.2%)
*(-) NSM Steel, Inc.,
  expiring 2/1/08           N/R     1,965,744         2
* Occidente y Caribe
  Cellular, expiring
  3/15/04                   N/R        33,920     1,442
-------------------------------------------------------
GROUP TOTAL                                       1,444
-------------------------------------------------------
TOTAL WARRANTS (Cost $378)                        2,120
-------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


FACE
AMOUNT                                            VALUE
(000)                                            (000)+
-------------------------------------------------------
CASH EQUIVALENT (5.1%)
-------------------------------------------------------
REPURCHASE AGREEMENT (5.1%)
Chase Securities, Inc. 5.40%,
  dated 9/30/98, due 10/1/98, to
  be repurchased at $36,784,
  collateralized by various U.S.
  Government Obligations, due
  10/1/98-8/31/00, valued at
  $37,147 (Cost $36,779)           $   36,779  $ 36,779
-------------------------------------------------------
TOTAL INVESTMENTS (99.0%) (Cost $773,295)       717,490
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.0%)
Cash and Foreign Currency Held as Collateral
  on Futures Contracts (Cost $1,237)              1,237
Interest Receivable                              16,129
Receivable for Investments Sold                   1,580
Receivable for Fund Shares Sold                   2,884
Other Assets                                         17
Payable for Investments Purchased                (7,839)
Payable for Fund Shares Redeemed                   (593)
Payable for Investment Advisory Fees               (674)
Payable for Administrative Fees                     (46)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                       (17)
Payable for Shareholder Servicing
  Fees-Investment Class                              (1)
Payable for Distribution Fees-Adviser Class          (2)
Payable to Custodian                             (2,461)
Unrealized Loss on Forward Foreign Currency
  Contracts                                      (1,415)
Unrealized Loss on Futures Contracts             (1,572)
Other Liabilities                                  (109)
                                               --------
                                                  7,118
-------------------------------------------------------
NET ASSETS (100%)                              $724,608
-------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 78,179,840 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                 $703,110
-------------------------------------------------------
NET ASSET VALUE PER SHARE                      $   8.99
-------------------------------------------------------
INVESTMENT CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 1,250,732 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                 $ 11,262
-------------------------------------------------------
NET ASSET VALUE PER SHARE                      $   9.00
-------------------------------------------------------

                                                  VALUE
                                                 (000)+
-------------------------------------------------------

ADVISER CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 1,138,810 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                 $ 10,236
-------------------------------------------------------
NET ASSET VALUE PER SHARE                      $   8.99
-------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                $751,337
Undistributed Net Investment Income (Loss)       16,074
Undistributed Realized Net Gain (Loss)           15,950
Unrealized Appreciation (Depreciation) on:
  Investment Securities                         (55,805)
  Foreign Currency Transactions                  (1,376)
  Futures                                        (1,572)
-------------------------------------------------------
NET ASSETS                                     $724,608
-------------------------------------------------------

+    See Note A1 to Financial Statements.
++   Ratings are unaudited.
*    Non-income producing security
(-)  144A security. Certain conditions for public sale may
      exist.
+++  A portion of these securities was pledged to cover
      margin requirements for futures contracts.
(+)  Moody's Investors Service, Inc. rating. Security is
      not rated by Standard & Poor's Corporation.
#    Step Bond-Coupon rate increases in increments to
      maturity. Rate disclosed is as of September 30,
      1998. Maturity date disclosed is the ultimate
      maturity.
##   Variable or floating rate security-rate disclosed is
      as of September 30, 1998.
@    Value is less than $500.
DEM  German Mark
ECU  European Currency Unit
GBP  British Pound
IO   Interest Only
N/R  Not rated by Moody's Investors Service, Inc. or
      Standard & Poor's Corporation.
PCL  Public Company Limited
PIK  Payment-In-Kind Security

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

CASH RESERVES
PORTFOLIO

STATEMENT OF NET ASSETS
COMMERCIAL PAPER (62.2%)

----------------------------------------------------
                                   FACE
                                  AMOUNT     VALUE
       SEPTEMBER 30, 1998          (000)     (000)+
----------------------------------------------------
COMMERCIAL BANKING & CREDIT (11.8%)
Abbey National N.A.
   5.49%, 11/4/98                 $2,000    $  1,989
American Express Credit Corp.
   5.42%, 11/9/98                  2,000       1,988
   5.51%, 10/2/98                  2,000       2,000
Associates Corp. of North
  America
   5.49%, 11/20/98                 2,000       1,985
CIT Group Holdings, Inc.
   5.51%, 10/2/98                  2,000       2,000
J.P. Morgan & Co.
   5.42%, 11/20/98                 2,000       1,985
SunTrust Corp.
   5.49%, 11/20/98                 1,000         992
   5.50%, 11/3/98                  3,000       2,985
Wachovia Corp.
   5.49%, 11/10/98                 2,000       1,988
Westdeutsche Landesbank
   5.52%, 10/20/98                 2,000       1,994
----------------------------------------------------
GROUP TOTAL                                   19,906
----------------------------------------------------
FINANCIAL LEASING & SERVICES (8.6%)
Merrill Lynch & Co.
   5.26%, 3/12/99                  2,000       1,953
   5.52%, 10/1/98                  3,000       3,000
National Rural Utilities
  Cooperative Finance Corp.
   5.23%, 2/9/99                   3,000       2,943
   5.50%, 10/27/98                 2,000       1,992
   5.51%, 10/27/98                 1,100       1,096
USAA Capital Corp.
   5.48%, 11/20/98                 3,500       3,473
----------------------------------------------------
GROUP TOTAL                                   14,457
----------------------------------------------------
INDUSTRIALS (24.2%)
Ameritech Corp.
   5.41%, 11/10/98                 4,000       3,976
Bell South Communications
   5.44%, 11/10/98                 2,000       1,988
Daimler-Benz North America Corp.
   5.43%, 12/1/98                  3,000       2,972
E.I. DuPont de Nemours & Co.
   5.40%, 12/4/98                  4,000       3,962
Ford Motor Credit Co.
   5.50%, 10/9/98                  4,000       3,995
General Electric Capital Corp.
   5.13%, 2/25/99                  4,000       3,916
   5.51%, 10/29/98                 2,000       1,991
General Motors Acceptance Corp.
   5.49%, 11/20/98                 2,000       1,985
   5.51%, 11/20/98                 2,000       1,985
IBM Credit Corp.
   5.51%, 10/1/98                  3,000       3,000

                                   FACE
                                  AMOUNT     VALUE
                                   (000)     (000)+
----------------------------------------------------
----------------------------------------------------
Motorola Credit Corp.
   5.25%, 10/13/98                $2,000    $  1,997
   5.41%, 11/13/98                 2,000       1,987
SBC Communications, Inc.
   5.45%, 11/3/98                  3,000       2,985
Toyota Motor Credit Corp.
   5.50%, 10/22/98                 3,000       2,990
   5.51%, 10/7/98                  1,000         999
----------------------------------------------------
GROUP TOTAL                                   40,728
----------------------------------------------------
MANUFACTURING & RETAIL TRADE (14.0%)
Coca-Cola Co. (The)
   5.40%, 11/12/98                 3,700       3,677
Deere & Co.
   5.51%, 10/20/98                 3,000       2,991
Eastman Kodak Co.
   5.45%, 11/9/98                  1,000         994
   5.50%, 10/14/98                 3,000       2,994
H.J. Heinz Co.
   5.46%, 11/3/98                  2,000       1,990
Pfizer Corp.
   5.47%, 10/27/98                 4,000       3,984
Smithkline Beecham
   5.50%, 10/16/98                 3,000       2,993
Xerox Corp.
   5.10%, 3/19/99                  4,000       3,904
----------------------------------------------------
GROUP TOTAL                                   23,527
----------------------------------------------------
PERSONAL BANKING & CREDIT (3.6%)
Household Finance Corp.
   5.52%, 10/13/98                 4,000       3,993
Prudential Funding Corp.
   5.50%, 11/9/98                  2,000       1,988
----------------------------------------------------
GROUP TOTAL                                    5,981
----------------------------------------------------
TOTAL COMMERCIAL PAPER (Cost $104,599)       104,599
----------------------------------------------------
CERTIFICATES OF DEPOSIT (13.7%)
----------------------------------------------------
COMMERCIAL BANKING & CREDIT (13.7%)
ABN-Amro Chicago
   5.68%, 3/22/99                  1,000       1,000
Bank of Austria (NY)
   5.78%, 4/26/99                  2,000       1,999
Bank of Austria (Yankee)
   5.72%, 4/19/99                  2,000       2,053
Bank of Montreal
   5.85%, 11/6/98                  1,000       1,000
Bank of Montreal, Chicago
   5.66%, 10/9/98                  1,000       1,000
## Bayerische Landesbank
   5.32%, 6/29/99                  2,000       1,999
Commerzbank U.S. Finance, Inc.
   5.60%, 2/11/99                  1,000       1,000
Credit Agricole Indosuez
   5.74%, 3/29/99                  1,000         999

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                   FACE
                                  AMOUNT     VALUE
                                   (000)     (000)+
----------------------------------------------------
CS First Boston
   5.60%, 2/11/99                 $2,000    $  2,000
Deutsche Bank
   5.60%, 2/11/99                  1,000       1,000
   5.73%, 4/23/99                  1,000       1,000
National Westminster Bank
   5.74%, 5/7/99                   2,000       2,000
## Royal Bank of Canada (NY)
   5.32%, 6/29/99                  2,000       1,999
Societe Generale (NY)
   5.85%, 4/27/99                  1,000       1,000
Swiss Bank
   5.90%, 12/16/98                 1,000       1,000
Swiss Bank (NY)
   5.80%, 4/29/99                  2,000       2,000
----------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT (Cost
  $23,049)                                    23,049
----------------------------------------------------
CORPORATE BONDS (14.9%)
----------------------------------------------------
FINANCE (10.1%)
## Abbey National N.A.
   5.53%, 6/15/99                  2,000       1,999
Bank of America
   5.34%, 3/22/99                  3,000       3,000
## Bank One Corp.
   5.52%, 6/14/99                  4,000       3,998
## Citicorp, Series E
   5.48%, 9/17/99                  4,000       4,000
## First Union Bank
   5.65%, 5/17/99                  2,000       2,000
## Morgan Guaranty Trust Co.
   5.58%, 9/27/99                  2,000       1,999
----------------------------------------------------
GROUP TOTAL                                   16,996
----------------------------------------------------
INDUSTRIALS (4.8%)
## General Motors Acceptance
  Corp.
   5.64%, 8/26/99                  2,000       2,000
Norwest Corp.
   5.60%, 8/31/99                  4,000       3,998
## PepsiCo, Inc.
   5.61%, 8/19/99                  2,000       1,998
----------------------------------------------------
GROUP TOTAL                                    7,996
----------------------------------------------------
TOTAL CORPORATE BONDS (Cost $24,992)          24,992
----------------------------------------------------

                                   FACE
                                  AMOUNT     VALUE
                                   (000)     (000)+
----------------------------------------------------
REPURCHASE AGREEMENT (8.9%)
----------------------------------------------------
Chase Securities, Inc.
  5.40%, dated 9/30/98, due
  10/1/98, to be repurchased at
  $15,028, collateralized by
  U.S. Treasury Note, due
  11/15/04, valued at $15,378
  (Cost $15,026)                  $15,026   $ 15,026
----------------------------------------------------
TOTAL INVESTMENTS (99.7%) (Cost $167,666)    167,666
----------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.3%)
Cash                                               1
Interest Receivable                              633
Receivable for Fund Shares Sold                   80
Other Assets                                      10
Dividend Payable                                 (41)
Payable for Fund Shares Redeemed                  (1)
Payable for Administrative Fees                  (11)
Payable for Investment Advisory Fees             (69)
Payable for Trustees' Deferred
  Compensation Plan-Note F                        (3)
Other Liabilities                                (37)
                                            --------
                                                 562
----------------------------------------------------
NET ASSETS (100%)                           $168,228
----------------------------------------------------
NET ASSETS
Applicable to 168,225,825 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)   $168,228
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $   1.00
----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                             $168,228
----------------------------------------------------
NET ASSETS                                  $168,228
----------------------------------------------------

 + See Note A1 to Financial Statements.
## Variable or floating rate security - rate disclosed is as of September 30, 1998.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO II

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (121.4%)

------------------------------------------------------
                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
SEPTEMBER 30, 1998       & POOR'S)    (000)     (000)+
------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (57.8%)
Federal Home Loan
  Mortgage Corporation
  Conventional Pools:
   8.25%, 10/1/06             Agy    $   71   $     74
   10.00%,
     9/1/17-11/1/20           Agy       985      1,077
   10.25%, 7/1/09             Agy       201        221
   11.00%, 1/1/16             Agy       245        273
   11.25%,
     9/1/10-12/1/14           Agy       325        363
  Gold Pools:
   10.00%,
     10/1/19-1/1/21           Agy     1,392      1,530
   10.50%, 3/1/16             Agy       892        994
  October TBA
   6.00%, 10/15/28            Agy    15,725     15,724
   6.50%, 10/15/28            Agy     2,400      2,443
   7.50%, 10/15/28            Agy    25,125     25,889
  November TBA
   6.00%,
     10/15/28-11/15/28        Agy    15,500     15,492
   6.50%, 11/25/28            Agy     2,350      2,391
Federal National
  Mortgage Association
  Conventional Pools:
   9.00%, 2/1/17              Agy     1,191      1,272
   9.50%, 5/1/28              Agy     2,884      3,140
   10.00%,
     3/1/20-5/1/22            Agy     2,829      3,104
   10.50%,
     11/1/17-2/1/28           Agy       946      1,054
   10.75%, 8/1/13             Agy        48         53
   11.00%, 4/1/21             Agy     2,763      3,099
   11.25%, 8/1/13             Agy       156        176
   11.50%,
     1/1/17-9/1/25            Agy       606        685
  October TBA
   6.00%, 10/25/28            Agy    19,325     19,234
   6.50%, 10/25/28            Agy     4,000      4,068
  November TBA
   6.50%, 11/25/28            Agy    103,000   104,679
Government National
  Mortgage Association:
  Adjustable Rate
  Mortgages:
   6.875%, 5/20/25 TBA        Tsy     1,088      1,102
   6.875%,
     2/20/25-6/20/25          Tsy     9,423      9,545
   7.00%,
     7/20/25-11/20/25         Tsy     4,477      4,530
   7.125%, 7/20/25            Tsy       511        517
  Various Pools:
   9.00%, 11/15/17            Tsy     3,199      3,437
   9.50%,
     12/15/17-9/15/28         Tsy     9,975     10,908
   10.00%,
     11/15/09-10/15/28        Tsy    16,341     18,063
   10.50%,
     12/15/00-5/15/19         Tsy       100        110
   11.00%,
     2/15/10-2/15/19          Tsy     1,082      1,221
   11.50%,
     8/20/14-1/20/18          Tsy        14         16
------------------------------------------------------
GROUP TOTAL                                    256,484
------------------------------------------------------

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
------------------------------------------------------
ASSET BACKED CORPORATES (12.4%)
Aegis Auto Receivables
  Trust, Series 95-1 A
   8.60%, 3/20/02             N/R    $  253   $    253
Americredit Automobile
  Receivables Trust,
  Series 96-B A
   6.50%, 1/12/02             AAA       551        554
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03            AAA     1,110      1,129
  97-D A3
   6.20%, 5/15/03             AAA     1,400      1,419
  98-A A3
   5.90%, 11/15/02            AAA     1,350      1,360
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04             AAA       914        923
(+)## Citibank Credit
  Card Master Trust I,
  Series 98-7 A
   5.60%, 5/15/02             Aaa     2,750      2,751
CPS Auto Grantor Trust,
  Series 97-2 A
   6.65%, 10/15/02            AAA       433        438
(-) Credit Card
  Receivables Trust,
  Series 98-IA A
   6.478%, 12/22/04           AAA       656        670
Daimler Benz Auto
  Grantor Trust, Series
  97-A A
   6.05%, 3/31/05             AAA       605        610
Empire Funding Home
  Loan Owner Trust,
  Series 97-4 A2
   7.16%, 5/25/12             AAA     1,000      1,016
EQCC Home Equity Loan
  Trust, Series 98-1
  A1F
   6.21%, 12/15/07            AAA     1,485      1,485
(-) First Merchants
  Auto Receivables
  Corp., Series 97-2 A1
   6.85%, 11/15/02            AAA       375        377
First Plus Home Loan Trust,
  Series:
  97-3 A3
   6.57%, 10/10/10            AAA       645        648
  97-3 A2
   6.48%, 9/10/08             AAA       655        655
  97-4 A2
   6.30%, 8/10/09             AAA       650        651
  97-4 A3
   6.40%, 8/10/11             AAA       575        577
  98-1 A3
   6.04%, 10/10/13            AAA     1,025      1,027

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
First Security Auto
  Grantor Trust, Series
  97-B A
   6.10%, 4/15/03             AAA    $  993   $  1,001
## First USA Credit
  Card Master Trust,
  Series 97-10 A
   5.672%, 9/17/03            AAA     1,925      1,925
Ford Credit Auto Owner Trust,
  Series 97-B A3
   6.05%, 4/15/01             AAA       825        831
General Motors
  Acceptance Corp.,
  Series 97-A A
   6.50%, 4/15/02             AAA     2,042      2,062
Green Tree Financial Corp.,
  Series:
  97-7 A3
   6.18%, 9/15/09             AAA       900        903
  (+) 98-1 A2
   5.85%, 4/1/11              Aaa     1,364      1,366
  98-C A1
   5.95%, 7/15/29             AAA     1,716      1,723
(-) Health Care
  Receivables
  Securitization
  Program, Series 97-1
  A
   6.815%, 7/1/01             N/R       400        408
Honda Auto Receivables
  Grantor Trust, Series
  97-A A
   5.85%, 2/15/03             AAA     1,020      1,024
IMC Home Equity Loan Trust,
  Series 98-1 A2
   6.31%, 12/20/12            AAA     1,325      1,331
IndyMac Home Equity Loan,
  Series 98-A A1
   5.724%, 9/25/20            AAA     2,650      2,650
(-) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series:
  97-2 A
   6.69%, 9/25/04             AAA       520        523
  98-1 A
   6.19%, 1/25/04             AAA       512        512
(-) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03            N/R     1,125      1,188
Nissan Auto Receivables
  Grantor Trust, Series
  97-A A
   6.15%, 2/15/03             AAA     1,073      1,080
(-) Rental Car Finance
  Corp., Series 97-1 A2
   6.45%, 4/25/03             AA      1,350      1,391

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
(+) Residential Funding Mortgage
  Securities Co., Inc.,
  Series 98-HI2 A1
   5.696%, 2/25/10            Aaa    $2,113   $  2,110
Security Pacific Home
  Equity Trust,
  Series 91-A B
   10.50%, 3/10/06            A+         92         92
Southern Pacific
  Secured Assets Corp.,
  Series 98-H1 A1
   5.746%, 1/25/29            AAA     2,054      2,053
(-) Team Fleet Financing Corp.,
  Series:
  96-1A
   6.65%, 12/15/02            A-        475        485
  97-1A
   7.35%, 5/15/03             A-      1,300      1,361
UCFC Home Equity Loan,
  Series:
  97-D A2
   6.475%, 6/15/12            AAA     1,100      1,107
  98-A A1
   5.70%, 7/15/11             AAA     1,560      1,560
  98-C A1
   5.65%, 12/15/12            AAA     2,200      2,201
Union Acceptance Corp.,
  Series 96-B A
   6.45%, 7/9/03              AAA       780        785
WFS Financial Owner Trust,
  Series:
  97-C A3
   6.10%, 3/20/02             AAA     1,180      1,187
  98-A A2
   5.783%, 11/20/00           AAA     3,300      3,306
  98-A A3
   5.90%, 5/20/02             AAA     1,200      1,207
World Omni Automobile
  Lease Securitization
  Corp.,
  Series 97-B A2
   6.08%, 11/15/03            AAA     1,175      1,182
------------------------------------------------------
GROUP TOTAL                                     55,097
------------------------------------------------------
ASSET BACKED MORTGAGES (0.2%)
Cityscape Home Equity
  Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26            AAA    12,180        282
  96-3 A YMA
   10/25/26                   N/R    12,180         16

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO II

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
(CONT'D)                 & POOR'S)    (000)     (000)+
------------------------------------------------------
sec. Contimortgage Home
  Equity Loan Trust,
  Series:
  96-4 A11 I IO
   1.10%, 1/15/28
   (acquired 12/16/96,
   cost $344)                 AAA    $7,529   $    187
 (-) 96-4 A11 I YMA
   1/15/28 (acquired
   12/16/96, cost $22)        AAA     9,298         13
  96-4 A12 I IO
   1.05%, 1/15/28
   (acquired 12/16/96,
   cost $116)                 AAA     1,869         46
  96-4 A12 I YMA
   1/15/28 (acquired
   12/16/96, cost $7)         AAA     2,510          4
  97-1 A10 I IO
   1.10%, 3/15/28
   (acquired 6/26/97,
   cost $307)                 AAA     9,275        240
 (-) 97-1 A10 I YMA
   3/15/28 (acquired
   6/26/97, cost $21)         N/R    11,454         16
------------------------------------------------------
GROUP TOTAL                                        804
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
  SERIES (4.6%)
Federal Home Loan
  Mortgage Corporation,
  Series:
  89-47 F PAC
   10.00%, 6/15/20            Agy       349        369
  1632-SA Inv Fl REMIC
   5.443%, 11/15/23           Agy       884        859
  1699-SD Inv Fl IO
    REMIC
   2.375%, 3/15/24            Agy     8,365        391
  ## 1933-FM REMIC
   6.375%, 3/15/25            Agy       162        163
  ## 1933-FQ REMIC
   6.375%, 3/15/25            Agy       311        313
  ## 1546-FC
   6.125%, 12/15/21           Agy     1,098      1,110
  ## 1710-D REMIC
   6.075%, 6/15/20            Agy     1,456      1,467
  ## 2030-F REMIC
   6.09%, 2/15/28             Agy     2,258      2,275
  ## 2040-FC
   5.94%, 2/15/23             Agy     1,228      1,232
  ## 2054-FC REMIC
   6.025%, 5/15/28            Agy     1,629      1,643
Federal National
  Mortgage Association,
  Series:
  ## 92-43 FC REMIC
   6.288%, 10/25/21           Agy     1,091      1,102

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
  ## 94-50 FD REMIC
   6.138%, 3/25/24            Agy    $  895   $    899
  96-14 PC PO
   12/25/23                   Agy        99         92
  96-54 O PO
   11/25/23                   Agy        79         71
  ## 97-43 FM REMIC
   6.188%, 7/18/27            Agy     1,666      1,678
  ## 97-70 FA REMIC, PAC (11)
   6.138%, 7/18/20            Agy       637        641
  ## 97-76 FM
   6.138%, 9/17/27            Agy       709        714
  ## 98-22 FA REMIC
   5.99%, 4/18/28             Agy     2,364      2,371
  191 IO
   8.00%, 1/1/28              Agy     2,316        295
  291-2 IO
   8.00%, 11/1/27             Agy     4,447        561
## Government National
  Mortgage Association,
  Series 97-13 F TBA
   6.188%, 9/16/27            Tsy     1,972      1,988
------------------------------------------------------
GROUP TOTAL                                     20,234
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY
  COLLATERAL SERIES (1.2%)
(+)## BA Mortgage
  Securities, Inc.,
  Series 97-1 A2
   6.148%, 7/25/26            Aaa     1,446      1,452
Citicorp Mortgage
  Securities, Inc.,
  Series 95-2 B1 REMIC
   7.50%, 4/25/25             AAA         1          1
## Kidder Peabody
  Funding Corp., Series
  92-4 B2
   8.285%, 5/28/22            N/R       266        264
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03             AAA       998      1,083
## Morserv, Inc. 96-2
  1A1
   6.538%, 11/25/26           AAA     1,588      1,600
Residential Funding
  Mortgage Securities
  Co., Inc.,
  Series 94-S1 A19
   6.75%, 1/25/24             AAA         1          1
Rural Housing Trust,
  Series 87-1 B1 REMIC
   3.33%, 10/1/28             A-        492        480
## Ryland Mortgage
  Securities Corp. III,
  Series 92-A 1A
   8.26%, 3/29/30             A-        474        483
------------------------------------------------------
GROUP TOTAL                                      5,364
------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
COMMERCIAL MORTGAGES (4.2%)
American Southwest
  Financial Securities
  Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09             N/R    $  960   $  1,020
  ## 93-2 S1 IO
   1.042%, 1/18/09            N/R    10,432        363
 (+)95-C1 A1B
   7.40%, 11/17/04            Aaa     1,050      1,087
Asset Securitization
  Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27             AAA     1,202      1,287
  95-MD4 A1
   7.10%, 8/13/29             AAA     1,147      1,218
  ## 95-MD4 ACS2 IO
   2.354%, 8/13/29            AAA     2,140        351
  96-MD6 A1C
   7.04%, 11/13/26            AAA       825        887
 (+)## 97-D5 PS1 IO
   1.571%, 2/14/41            Aaa     6,047        622
Beverly Finance Corp.,
  Series 94-1
   8.36%, 7/15/04             AA-       675        759
(-) Carousel Center
  Finance, Inc.,
  Series 1 B
   7.188%, 10/15/07           A       1,400      1,458
(-) Creekwood Capital
  Corp., Series 95-1A
   8.47%, 3/16/15             AA        714        829
(-) Crystal Run
  Properties, Inc.,
  Series A
   7.393%, 8/15/11            AA      1,100      1,174
(-) CVM Finance Corp.
   7.19%, 3/1/04              AA        571        593
(-) DLJ Mortgage Acceptance Corp.,
  Series:
  96-CF2 A1B
   7.29%, 11/12/21            AAA       260        279
 (+)## 96-CF2 S IO
   1.638%, 11/12/21           Aaa     2,448        177
(+)## GMAC Commercial
  Mortgage Securities, Inc.,
  Series:
  96-C1 X2 IO
   1.916%, 3/15/21            Aaa     3,659        268
  97-C2 X IO
   1.273%, 4/15/27            Aaa    10,581        751
(+) GS Mortgage Securities Corp. II,
  Series:
  97-GL A2D
   6.94%, 7/13/30             Aaa       550        592
  ## 97-GL X2 IO
   1.068%, 7/13/30            Aaa     2,680        133

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
(+)## LB Commercial
  Conduit Mortgage
  Trust,
  Series:
  96-C2 A
   7.428%, 10/25/26           Aaa    $  964   $  1,045
  98-C1 IO
   1.198%, 2/18/28            Aaa        10          1
(+)## Merrill Lynch
  Mortgage Investors,
  Inc.,
  Series 96-C2 IO
   1.541%, 11/21/28           Aaa     4,084        331
(+) Midland Realty
  Acceptance Corp.,
  Series 96-C2 A2
   7.233%, 1/25/29            Aaa       700        751
Mortgage Capital
  Funding, Inc.,
  Series 95-MC1 A1B
   7.60%, 5/25/27             AAA     1,092      1,129
## Nomura Asset
  Securities Corp.,
  Series 94-MD1 A2
   7.666%, 3/15/18            N/R       750        785
(-) Prime Property
  Funding, Series 1A
   6.633%, 7/23/03            AA        794        808
------------------------------------------------------
GROUP TOTAL                                     18,698
------------------------------------------------------
ENERGY (0.1%)
(-) Excel Paralubes
  Funding
   7.43%, 11/1/15             A-        675        704
------------------------------------------------------
FINANCE (8.7%)
(-) Anthem Insurance
  Cos., Inc.,
  Series A
   9.00%, 4/1/27              BBB+      705        763
Associates Corp. of
  North America,
   6.00%, 7/15/05             AA-     2,485      2,564
BankAmerica Capital
  Corp.,
  Series 2
   8.00%, 12/15/26            A         360        385
(-) BankAmerica
  Institutional, Series A
   8.07%, 12/31/26            A-      1,545      1,665
(-) BT Institutional
  Capital Trust,
  Series A
   8.09%, 12/1/26             BBB+    2,180      2,067
Countrywide Funding
  Corp.,
  Series B
   6.55%, 4/14/00             A       1,000      1,015
(-) EOP Operating LP
   6.763%, 6/15/07            BBB     1,295      1,306
Equifax, Inc.
   6.30%, 7/1/05              A-      1,550      1,622
Equitable Companies,
  Inc.
   6.50%, 4/1/08              A         650        686

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO II

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
(CONT'D)                 & POOR'S)    (000)     (000)+
------------------------------------------------------
(-) Equitable Life
  Assurance Society of
  the U.S.,
  Series 1A
   6.95%, 12/1/05             A      $1,200   $  1,288
Farmers Exchange
  Capital
   7.05%, 7/15/28             BBB+    1,440      1,450
(-) Farmers Insurance
  Exchange
   8.625%, 5/1/24             BBB+      975      1,164
(-) Fifty-Seventh Street
  Associates
   7.125%, 6/1/17             A       1,159      1,212
(-) First Chicago NBD
  Corp., Series A
   7.95%, 12/1/26             A-      1,610      1,736
(-) First Hawaiian
  Bank,
  Series A
   6.93%, 12/1/03             A       1,650      1,745
First Union
  Institutional Capital
  Series I
   8.04%, 12/1/26             BBB+    1,250      1,363
(-) Florida Property &
  Casualty
   7.375%, 7/1/03             A-        800        861
   7.45%, 7/1/04              A         200        217
(-) Florida Windstorm
   6.70%, 8/25/04             A-        750        789
Great Western Financial
  Series A
   8.206%, 2/1/27             BBB-      415        449
Household Finance Corp.
   6.375%, 8/1/10             A       2,605      2,698
(-) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23             AA        875        894
(-) Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24             A+      1,245      1,260
(-) New York Life
  Insurance Co.
   7.50%, 12/15/23            AA-       750        792
PNC Institutional
  Capital,
  Series A
   7.95%, 12/15/26            BBB+    1,425      1,524
(-) Prime Property
  Funding II
   6.80%, 8/15/02             A         275        281
   7.00%, 8/15/04             A       1,260      1,306
(-) Prudential
  Insurance Co.
   8.30%, 7/1/25              A       1,775      2,086
Washington Mutual
  Capital
   8.375%, 6/1/27             BBB-      990      1,093
(-) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13              AA-     1,720      1,826
  96 WFP-D
   6.95%, 9/1/13              AA-       450        475
------------------------------------------------------
GROUP TOTAL                                     38,582
------------------------------------------------------

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
INDUSTRIALS (6.2%)
Atlas Air, Inc.,
  Series A
   7.38%, 1/2/18              AA-    $1,760   $  1,930
Becton, Dickinson & Co.
   6.70%, 8/1/28              A+      1,565      1,655
Chrysler Corp.
   7.45%, 3/1/27              A         945      1,070
Cox Communications,
  Inc.
   6.80%, 8/1/28              A-        740        768
Ford Motor Co.
   6.50%, 8/1/18              A+      1,560      1,574
   6.625%, 10/1/28            A         600        607
General Motors Corp.
   6.75%, 5/1/28              A       2,570      2,626
Lafarge Corp.
   6.375%, 7/15/05            A-      1,100      1,153
   6.50%, 7/15/08             A-        390        410
Neiman Marcus Group,
  Inc.
   6.65%, 6/1/08              BBB     1,450      1,504
News America, Inc.
   7.75%, 1/20/24             BBB-      375        403
   7.75%, 2/1/24              BBB-      565        606
   8.875%, 4/26/23            BBB-      780        935
(-) Oxymar
   7.50%, 2/15/16             BBB       650        664
Philip Morris Cos.,
  Inc.
   7.00%, 7/15/05             A         565        607
Scotia Pacific Co. LLC
   7.71%, 7/20/28             BBB     1,940      1,830
TCI Communications,
  Inc.
   7.875%, 2/15/26            BBB-    1,500      1,766
Time Warner Cos., Inc.
   6.95%, 1/15/28             BBB-      320        332
   7.57%, 2/1/24              BBB-    1,145      1,270
USA Waste Services
   7.00%, 7/15/28             BBB+    2,175      2,210
United Technologies
  Corp.
   6.70%, 8/1/28              A+      2,145      2,278
Williams Cos., Inc.
   6.20%, 8/1/02              BBB-    1,130      1,156
------------------------------------------------------
GROUP TOTAL                                     27,354
------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.3%)
Bank of America, Series
  A
   8.375%, 5/1/07             AAA        89         90
California Federal
  Savings & Loan,
  Series 86-1A
   8.80%, 1/1/14              AA         55         55
First Federal Savings &
  Loan Association,
  Series 92-C
   8.75%, 6/1/06              AA         28         28

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
## Resolution Trust
  Corp., Series 92-5 C
   8.613%, 1/25/26            AA     $  333   $    330
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11              AA        663        653
------------------------------------------------------
GROUP TOTAL                                      1,156
------------------------------------------------------
TELEPHONES (1.5%)
Comcast Cable
  Communications
   8.375%, 5/1/07             BBB-      955      1,124
GTE Corp.
   6.94%, 4/15/28             A       2,650      2,824
MCI WorldCom, Inc.
   6.50%, 4/15/10             BBB+      970      1,031
   6.95%, 8/15/06             A       1,135      1,235
   6.95%, 8/15/28             BBB+      495        519
------------------------------------------------------
GROUP TOTAL                                      6,733
------------------------------------------------------
TRANSPORTATION (1.5%)
Burlington Northern
  Santa Fe
   6.70%, 8/1/28              BBB     1,600      1,631
Continental Airlines,
  Series 98-1 A
   6.648%, 9/15/17            AA+     1,975      2,177
Federal Express Corp.,
  Series:
  981B
   6.845%, 1/15/19            AA-     1,135      1,219
  981C
   7.02%, 1/15/16             BBB+      425        451
(-) Jet Equipment
  Trust, Series 94-A
  A11
   10.00%, 6/15/12            A+        950      1,277
------------------------------------------------------
GROUP TOTAL                                      6,755
------------------------------------------------------
U.S. TREASURY SECURITIES (19.3%)
+++U.S. Treasury Bond
   8.75%, 8/15/20             Tsy     6,565      9,586
U.S. Treasury Notes
   3.375%, 1/15/07
      (Inflation
         Indexed)             Tsy    19,148     18,843
   3.625%, 7/15/02
      (Inflation
         Indexed)             Tsy     6,292      6,315
   3.625%, 1/15/08
      (Inflation
         Indexed)             Tsy     7,955      7,977
   6.25%, 4/30/01             Tsy     5,000      5,226
   6.375%, 3/31/01            Tsy    19,500     20,411
   7.50%, 2/15/05             Tsy    14,850     17,370
------------------------------------------------------
GROUP TOTAL                                     85,728
------------------------------------------------------

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
UTILITIES (0.1%)
(-) Edison Mission
  Energy Funding Corp.,
  Series B
   7.33%, 9/15/08             BBB    $  500   $    537
------------------------------------------------------
YANKEE (3.3%)
(-) Alcoa Aluminio
  S.A., Series 96-1
   7.50%, 12/16/08            BBB       954        850
(-) AST Research, Inc.
   7.45%, 10/1/02             BB-       850        637
Empresa Nacional
  Electricidad
   7.325%, 2/1/37             A-        300        255
   7.75%, 7/15/08             A-      1,630      1,442
(-) Express Pipeline
  LP, Series A
   6.47%, 12/31/13            A       1,914      1,889
(-) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17              A+        985        700
(-) Hyundai
  Semiconductor America
   8.625%, 5/15/07            B         925        649
(-) Israel Electric
  Corp., Ltd.
   7.75%, 12/15/27            A-      1,830      1,718
(-) Oil Enterprises
  Ltd.
   6.239%, 6/30/08            AAA     1,635      1,656
(-) Oil Purchase Co.
   7.10%, 10/31/02            BBB     1,056      1,034
(-) Paiton Energy
  Funding
   9.34%, 2/15/14             CCC       800        184
(-) Petroliam Nasional
  Bhd.
   7.125%, 10/18/06           BBB-    1,015        660
(-) Petrozuata Finance,
  Inc.
   8.22%, 4/1/17              BBB-    1,030        854
(-) Ras Laffan
  Liquefied Natural Gas
  Co.
   8.294%, 3/15/14            BBB+    1,950      1,625
Republic of Colombia
   8.70%, 2/15/16             BBB-      810        515
(-) Samsung Electronics
  Co.
   7.45%, 10/1/02             BB-       305        224
------------------------------------------------------
GROUP TOTAL                                     14,892
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
  (Cost $534,829)                              539,122
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO II

                         ++RATINGS
                         (STANDARD               VALUE
(CONT'D)                 & POOR'S)   SHARES     (000)+
------------------------------------------------------
PREFERRED STOCKS (1.1%)
------------------------------------------------------
INDUSTRIALS (0.1%)
Tier One Properties, 11.095%   A     $  425   $    414
------------------------------------------------------
MORTGAGE-OTHER (1.0%)
(-)(+) Home Ownership Funding Corp.,
   13.331%                    Aaa     4,350      4,360
------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $4,315)             4,774
------------------------------------------------------
INTEREST RATE CAP (0.0%)-SEE NOTE A6
------------------------------------------------------
                              FACE
                            AMOUNT
                             (000)
                           -------
@ J.P. Morgan and Co.,
  terminating 10/15/99,
  to receive on
  10/15/99 the excess,
  as measured on
  10/15/98, of 12 month
  LIBOR over 6.34%
  multiplied by the
  notional amount.
  (Premium Paid $243)         AA-    $57,500        --
------------------------------------------------------
CASH EQUIVALENTS (32.6%)
------------------------------------------------------
Short-term Investments Held as
  Collateral for Loaned Securities
  (12.4%)                            55,040     55,040
------------------------------------------------------
COMMERCIAL PAPER (15.3%)
Associates Corp. of North America
   5.51%, 10/8/98                     9,946      9,946
Canadian Imperial Bank Holdings
   5.39%, 10/7/98                     8,000      7,993
CIT Group Holdings, Inc.
   5.28%, 11/6/98                    10,000      9,947
Ford Motor Credit Co.
   5.52%, 10/9/98                    10,000      9,988
General Electric Capital Corp.
   5.51%, 10/6/98                    10,000      9,992
IBM Credit Corp.
   5.50%, 10/7/98                    10,000      9,991
Metlife Funding, Inc.
   5.50%, 10/16/98                   10,000      9,977
------------------------------------------------------
GROUP TOTAL                                     67,834
------------------------------------------------------
REPURCHASE AGREEMENT (4.9%)
Chase Securities, Inc. 5.40%,
  dated 9/30/98, due 10/1/98 to be
  repurchased at $21,823,
  collateralized by various U.S.
  Government Obligations, due
  10/1/98-8/31/00, valued at
  $22,038                            21,819     21,819
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $144,693)         144,693
------------------------------------------------------
TOTAL INVESTMENTS (155.1%) (Cost $684,080)     688,589
------------------------------------------------------

                                               VALUE
                                               (000)+
------------------------------------------------------
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-55.1%)
Cash                                          $    669
Dividends Receivable                               145
Interest Receivable                              3,885
Receivable for Investments Sold                    105
Receivable for Forward Commitments             140,807
Receivable for Fund Shares Sold                     73
Receivable for Daily Variation on Futures
  Contracts                                         50
Unrealized Gain on Forward Foreign Currency
  Contracts                                         64
Unrealized Gain on Swap Agreements                 831
Other Assets                                         9
Payable for Investments Purchased               (6,143)
Payable for Forward Commitments               (328,944)
Payable for Fund Shares Redeemed                  (532)
Payable for Investment Advisory Fees              (381)
Payable for Administrative Fees                    (29)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                       (9)
Collateral on Securities Loaned, at Value      (55,040)
Other Liabilities                                 (226)
                                              --------
                                              (244,666)
------------------------------------------------------
NET ASSETS (100%)                             $443,923
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 37,972,563 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                $443,923
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  11.69
------------------------------------------------------
NET ASSETS CONSISTS OF:
Paid in Capital                               $424,210
Undistributed Net Investment Income (Loss)       6,124
Undistributed Realized Net Gain (Loss)           8,049
Unrealized Appreciation (Depreciation) on:
  Investment Securities                          4,509
  Foreign Currency Transactions                     63
  Futures and Swaps                                968
------------------------------------------------------
NET ASSETS                                    $443,923
------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

---------------------------------------------------------

sec.    Restricted Security-Total market value of
         restricted securities owned at September 30,
         1998 was $506 or 0.1% of net assets.
+       See Note A1 to Financial Statements.
++      Ratings are unaudited.
(-)     144A security. Certain conditions for public
         sale may exist.
+++     A portion of these securities was pledged to
         cover margin requirements for futures
         contracts.
(+)     Moody's Investors Service, Inc. rating. Security
         is not rated by Standard & Poor's Corporation.
##      Variable or floating rate security-rate
         disclosed is as of September 30, 1998.
@       Value is less than $500.
Inv Fl  Inverse Floating Rate-Interest rate fluctuates
         with an inverse relationship to an associated
         interest rate. Indicated rate is the effective
         rate at September 30, 1998.
IO      Interest Only
N/R     Not rated by Moody's Investors Service, Inc. or
         Standard & Poor's Corporation.
PAC     Planned Amortization Class
PO      Principal Only
REMIC   Real Estate Mortgage Investment Conduit
TBA     Security is subject to delayed delivery. See
         Note A8 to Financial Statements.
YMA     Yield Maintenance Agreement

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MORTGAGE-BACKED
SECURITIES PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (151.9%)

-----------------------------------------------------
                         ++RATINGS     FACE
                         (STANDARD   AMOUNT     VALUE
SEPTEMBER 30, 1998       & POOR'S)    (000)    (000)+
-----------------------------------------------------
AGENCY FIXED RATE MORTGAGES (130.2%)
Federal Home Loan Mortgage
  Corporation,
  Conventional Pools:
   10.00%, 2/1/18             Agy    $  258  $    282
   10.50%, 8/1/19             Agy        34        37
   11.50%,
     2/1/14-8/1/19            Agy       994     1,127
   12.50%,
     9/1/11-11/1/14           Agy       110       126
  Gold Pool:
   9.50%, 12/1/22             Agy       268       293
  October TBA
   6.00%, 10/15/28            Agy     6,000     6,000
   6.50%, 10/15/28            Agy       400       407
   7.50%, 10/15/28            Agy     1,150     1,185
  November TBA
   6.00%,
     10/15/28-11/15/98        Agy    10,050    10,045
   6.50%, 11/25/28            Agy     2,700     2,747
Federal National
  Mortgage Association,
  Conventional Pools:
   10.00%,
     9/1/18-2/1/25            Agy       553       606
   10.50%,
     5/1/12-4/1/22            Agy       380       423
   11.50%,
     2/1/15-12/1/15           Agy       102       115
   12.50%, 9/1/13             Agy         7         8
   13.00%, 9/1/13             Agy        44        51
  October TBA
   6.00%, 10/25/28            Agy       875       871
   6.50%, 10/25/28            Agy     1,000     1,016
  November TBA
   6.50%, 11/25/28            Agy     1,700     1,728
Government National
  Mortgage Association:
  Adjustable Rate Mortgages:
   6.875%,
     3/20/25-6/20/25          Tsy     1,423     1,441
   7.00%, 7/20/25             Tsy       135       137
  Various Pools:
   9.50%,
     12/15/17-12/15/21        Tsy       470       513
   10.00%,
     1/15/13-10/15/28         Tsy     4,933     5,450
   10.50%,
     12/15/10-2/15/17         Tsy       244       272
   11.00%,
     12/15/09-9/15/19         Tsy       534       604
   11.50%,
     8/15/11-2/15/14          Tsy       262       300
   12.00%,
     12/15/12-11/15/15        Tsy     1,356     1,553
-----------------------------------------------------
GROUP TOTAL                                    37,337
-----------------------------------------------------
ASSET BACKED CORPORATES (0.2%)
Old Stone Credit Corp.
  Home Equity Trust,
  Series 92-3 B1
   6.35%, 9/25/07             AAA        21        21

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT     VALUE
                         & POOR'S)    (000)    (000)+
-----------------------------------------------------
-----------------------------------------------------
Security Pacific Home
  Equity Trust, Series
  91-A B
   10.50%, 3/10/06            A+     $   39  $     39
-----------------------------------------------------
GROUP TOTAL                                        60
-----------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY
  COLLATERAL SERIES (15.0%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  90-129 H PAC
   8.85%, 3/15/21             Agy       185       196
  1377-F Inv Fl REMIC
   6.125%, 9/15/07            Agy       148       149
  1415-S Inv Fl IO
   19.125%, 11/15/07          Agy       108        40
  1476-S Inv Fl IO REMIC PAC-2
   4.339%, 2/15/08            Agy       925        76
  1485-S Inv Fl IO
    REMIC
   3.975%, 3/15/08            Agy     1,521       105
  1591-FG Inv Fl REMIC
   6.188%, 10/15/23           Agy        63        63
  1660-FA Inv Fl REMIC
   6.225%, 12/15/08           Agy       390       395
  1600-SA Inv Fl IO REMIC
   2.375%, 10/15/08           Agy     2,433       122
  1890-F Inv Fl REMIC
   6.125%, 6/15/24            Agy       320       322
  ## 1933-FM REMIC
   6.375%, 3/15/25            Agy        26        26
  1950-SC Inv Fl IO
   2.375%, 10/15/22           Agy     3,450       228
  ## 2040-FC REMIC
   5.94%, 2/15/23             Agy       192       192
Federal National
  Mortgage Association,
  Series:
  90-118 S Inv Fl REMIC
   28.579%, 9/25/20           Agy        30        44
  92-43 FD Inv Fl
   6.288%, 4/25/22            Agy       477       489
  92-52 SQ Inv Fl IO REMIC
   7163.487%, 9/25/22         Agy         1       130
  92-186 S Inv Fl IO REMIC
   3.339%, 10/25/07           Agy     1,730       114
  93-179 F Inv Fl
   6.188%, 10/25/23           Agy        76        76
  94-40 F Inv Fl
   6.188%, 4/25/23            Agy       163       165
  ## 94-50 FD REMIC, PAC (11)
   6.138%, 3/25/24            Agy       176       177
  96-68 SC Inv Fl IO REMIC
   2.413%, 1/25/24            Agy       432        53
  97-30 Inv Fl IO REMIC
   2.313%, 7/25/22            Agy     1,035        71
  ## 97-70 FA REMIC, PAC (11)
   6.138%, 7/18/20            Agy        70        71

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT     VALUE
                         & POOR'S)    (000)    (000)+
-----------------------------------------------------
  ## 98-22 FA REMIC
   5.99%, 4/18/22             Agy    $  358  $    359
  191 IO
   8.00%, 1/1/28              Agy       224        29
Government National
  Mortgage Association,
  Series:
  96-12 S Inv Fl IO REMIC
   2.875%, 6/16/26            Tsy     3,300       201
  96-13 S Inv Fl IO REMIC
   3.46%, 7/16/11             Tsy     1,395       102
  96-17 S Inv Fl IO REMIC
   2.925%, 8/16/26            Tsy     1,633       104
Kidder Peabody Mortgage Assets
  Trust,
  Series:
  87-B IO
   9.50%, 4/22/18             AAA       148        25
  87-B PO 4/22/18             AAA        80        70
Salomon Brothers
  Mortgage Securities
  VII,
  Series 96-6E A1 Inv Fl
   6.15%, 3/30/25             AAA       104       104
-----------------------------------------------------
GROUP TOTAL                                     4,298
-----------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY
  COLLATERAL SERIES (0.4%)
## Kidder Peabody Funding Corp.,
  Series 92-4 B2
   8.285%, 5/28/22            N/R       115       114
-----------------------------------------------------
COMMERCIAL MORTGAGES (5.8%)
Asset Securitization
  Corp., Series 96-MD6
  A1C
   7.04%, 11/13/26            AAA       140       151
(-) DLJ Mortgage Acceptance Corp.,
  Series:
  96-CF2 A1B
   7.29%, 11/12/21            AAA        45        48
  ## 96-CF2 S IO
   1.638%, 11/12/21           N/R       467        34
Federal National
  Mortgage Association,
  Series 93-M2 B IO
   2.597%, 11/25/23           Agy       361         6
(+)## GMAC Commercial
  Mortgage Securities,
  Inc.,
  Series 97-C2 X IO
   1.214%, 4/15/27            Aaa     1,688       120
(+) GS Mortgage Securities Corp. II,
  Series 97-GL A2D
   6.94%, 7/13/30             Aaa       105       113
(+)## LB Commercial
  Conduit Mortgage
  Trust,
  Series 96-C2 A
   7.428%, 10/25/26           Aaa       156       169

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT     VALUE
                         & POOR'S)    (000)    (000)+
-----------------------------------------------------
## Merrill Lynch
  Mortgage Investors,
  Inc.,
  Series 96-C2 IO
   1.541%, 11/21/28           N/R    $  722  $     58
(+) Midland Realty Acceptance Corp.,
  Series 96-C2 A2
   7.233%, 1/25/29            Aaa       120       129
(+) Mortgage Capital Funding, Inc.,
  Series 97-MC1 A3
   7.288%, 7/20/27            Aaa       225       243
## Nomura Asset Securities Corp.,
  Series:
  94-MD1 A1B
   7.526%, 3/15/18            N/R       167       169
  94-MD1 A2
   7.666%, 3/15/18            N/R       150       157
(-) Prime Property
  Funding, Series 1A
   6.633%, 7/23/03            AA        259       263
-----------------------------------------------------
GROUP TOTAL                                     1,660
-----------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.2%)
##@ Resolution Trust
  Corp., Series 92-5 C
   8.613%, 1/25/26            AA      (2)--        --
Ryland Acceptance Corp.
  IV, Series 79-A
   6.65%, 7/1/11              AA         59        58
-----------------------------------------------------
GROUP TOTAL                                        58
-----------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES- AGENCY
  COLLATERAL SERIES (0.1%)
First Boston Mortgage
  Securities Corp.,
  Series 87-B2 IO
   8.985%, 4/25/17            AAA       108        23
-----------------------------------------------------
TOTAL FIXED INCOME SECURITIES
  (Cost $43,581)                               43,550
-----------------------------------------------------
PREFERRED STOCK (1.7%)
-----------------------------------------------------
                                     SHARES
                                     ------
MORTGAGES-OTHER (1.7%)
(-)(+) Home Ownership
  Funding Corp.
   13.331% (Cost $448)        Aaa       500       501
-----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MORTGAGE-BACKED
SECURITIES PORTFOLIO

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT     VALUE
(CONT'D)                 & POOR'S)    (000)    (000)+
-----------------------------------------------------
STRUCTURED INVESTMENTS (0.2%)-SEE NOTE A7
-----------------------------------------------------
Morgan Guaranty Trust
  Company, 11/20/05;
  monthly payments
  equal to 1% per annum
  of the outstanding
  notional balance,
  indexed to GNMA ARM
  pools. (Cost $177)          N/R    $3,371  $     47
-----------------------------------------------------
INTEREST RATE CAPS (0.0%)-SEE NOTE A6
-----------------------------------------------------
@ Bankers Trust Co.,
  terminating 10/15/99,
  to receive on
  10/15/99 the excess,
  as measured on
  10/15/98, of 12 month
  LIBOR over 6.34%
  multiplied by the
  notional amount.            A-      6,600        --
@ J.P. Morgan and Co.,
  terminating 10/15/99,
  to receive on
  10/15/99 the excess,
  as measured on
  10/15/98, of 12 month
  LIBOR over 6.34%
  multiplied by the
  notional amount.            AA-    10,000        --
-----------------------------------------------------
TOTAL INTEREST RATE CAPS (Premium Paid $68)        --
-----------------------------------------------------
CASH EQUIVALENTS (29.4%)
-----------------------------------------------------
COMMERCIAL PAPER (3.5%)
Texaco Capital
   5.51%, 10/7/98             Agy     1,000       999
-----------------------------------------------------
DISCOUNT NOTES (17.3%)
Federal Home Loan Mortgage
  Corporation
   5.20%, 11/12/98            Agy     2,500     2,485
   5.21%, 11/25/98            Agy     2,500     2,480
-----------------------------------------------------
GROUP TOTAL                                     4,965
-----------------------------------------------------
U.S. TREASURY BILL (1.7%)
+++ U.S. Treasury Bill
   3/11/99                    Tsy       500       489
-----------------------------------------------------
REPURCHASE AGREEMENT (6.9%)
Chase Securities, Inc. 5.40% dated
  9/30/98, due 10/1/98, to be
  repurchased at $1,968,
  collateralized by various U.S.
  Government Obligations, due
  10/1/98-8/31/00, valued at
  $1,987                              1,967     1,967
-----------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $8,421)            8,420
-----------------------------------------------------
TOTAL INVESTMENTS (183.2%) (Cost $52,695)      52,518
-----------------------------------------------------

                                              VALUE
                                              (000)+
-----------------------------------------------------
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-83.2%)
Cash                                         $      3
Dividends Receivable                               17
Interest Receivable                               386
Receivable for Investments Sold                    24
Receivable for Forward Commitments             20,935
Receivable for Daily Variation on Futures
  Contracts                                         5
Other Assets                                        2
Payable for Forward Commitments               (44,663)
Payable for Investment Advisory Fees              (23)
Payable for Administrative Fees                    (2)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                      (2)
Unrealized Loss on Swaps                         (463)
Other Liabilities                                 (65)
                                             --------
                                              (23,846)
-----------------------------------------------------
NET ASSETS (100%)                            $ 28,672
-----------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 2,713,974
  outstanding shares of beneficial
  interest (unlimited
  authorization, no par value)               $ 28,672
-----------------------------------------------------
NET ASSET VALUE PER SHARE                    $  10.56
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                              $ 30,358
Undistributed Net Investment Income (Loss)        735
Undistributed Realized Net Gain (Loss)         (1,795)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                          (177)
  Futures and Swaps                              (449)
-----------------------------------------------------
NET ASSETS                                   $ 28,672
-----------------------------------------------------

+      See Note A1 to Financial Statements.
++     Ratings are unaudited.
(-)    144A security. Certain conditions for public sale
        may exist.
+++    A portion of these securities was pledged to cover
        margin requirements for futures contracts.
(+)    Moody's Investors Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
##     Variable or floating rate securities-rate disclosed
        is as of September 30, 1998.
(2)    Face Amount is less than $500.
@      Value is less than $500.
Inv    Inverse Floating Rate-Interest rate fluctuates with
  Fl    an inverse relationship to an associated interest
        rate. Indicated rate is the effective rate at
        September 30, 1998.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note
        A8 to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

LIMITED DURATION
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (120.8%)

------------------------------------------------------
                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
SEPTEMBER 30, 1998       & POOR'S)    (000)     (000)+
------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (52.1%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   10.00%,
     6/1/10-6/1/20            Agy    $3,389   $  3,702
   10.50%, 12/1/14            Agy       193        213
   11.00%,
     8/1/15-5/1/20            Agy       162        181
   11.50%,
     12/1/08-1/1/18           Agy       894      1,016
  Gold Pools:
   10.00%,
     2/1/21-10/1/21           Agy       233        257
   10.50%,
     1/1/19-10/1/20           Agy       756        839
   11.50%, 8/1/10             Agy       113        127
   12.00%,
     6/1/15-9/1/15            Agy       404        453
  October TBA
   6.00%, 10/15/28            Agy    12,775     12,774
   6.50%, 10/15/28            Agy    16,000     16,288
   7.50%, 10/15/28            Agy    27,575     28,414
  November TBA
   6.00%,
     10/15/28-11/15/28        Agy    28,150     28,135
Federal National
  Mortgage Association,
  Conventional Pools:
   9.50%, 11/1/20             Agy       586        638
   10.00%,
     12/1/15-9/1/16           Agy       757        831
   10.50%,
     4/1/15-12/1/16           Agy       454        505
   11.00%, 7/1/20             Agy       347        390
   11.50%, 11/1/19            Agy       466        528
   12.00%,
     5/1/14-8/1/20            Agy       224        255
   12.50%, 2/1/15             Agy        46         53
Government National
  Mortgage Association:
  Adjustable Rate
  Mortgages:
   6.875%,
     2/20/25-6/20/25          Tsy     8,472      8,577
   7.50%, 1/20/25 TBA         Tsy     4,974      5,040
  Various Pools:
   9.00%,
     7/15/16-1/15/17          Tsy     2,325      2,498
   9.50%,
     12/15/17-12/15/21        Tsy     3,696      4,043
   10.00%,
     11/15/09-2/15/28         Tsy     9,384     10,365
   10.50%,
     11/15/18-5/15/26         Tsy       467        521
   11.00%,
     1/15/10-1/15/21          Tsy     2,554      2,875
   11.50%,
     2/15/13-11/15/19         Tsy     1,745      1,987
------------------------------------------------------
GROUP TOTAL                                    131,505
------------------------------------------------------
ASSET BACKED CORPORATES (30.0%)
(-) ACC Automobile
  Receivables Trust,
  Series 97-C A
   6.40%, 3/17/04             AAA       679        684
Aegis Auto Receivables
  Trust,
  Series 95-1 A
   8.60%, 3/20/02             N/R       716        717

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
------------------------------------------------------
AFG Receivables Trust,
  Series:
  95-A A
   6.15%, 9/15/00             A      $   81   $     81
  96-B A
   6.60%, 4/15/01             A         476        479
  97-A A
   6.35%, 10/15/02            AAA       488        491
Americredit Automobile
  Receivables Trust,
  Series 96-B A
   6.50%, 1/12/02             AAA       325        327
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03            AAA     1,330      1,352
  98-A A3
   5.90%, 11/15/02            AAA     1,650      1,663
Associates Manufactured
  Housing Pass Through
  Certificates, Series
  97-1 A3
   6.60%, 6/15/28             AAA     1,605      1,615
Case Equipment Loan Trust,
  Series:
  95-A A
   7.30%, 3/15/02             AAA       132        132
  95-A B
   7.65%, 3/15/02             A         139        141
  98-B A3
   5.81%, 5/15/03             AAA     2,200      2,223
Champion Home Equity Loan Trust,
  Series:
  96-3 A2
   7.03%, 8/25/11             AAA       629        631
  96-4 A2
   6.66%, 11/25/11            AAA       875        881
Cityscape Home Equity Loan Trust,
  Series:
  97-1 A3
   6.63%, 3/25/18             AAA     1,300      1,300
  97-3 A3
   7.31%, 7/25/18             AAA       250        251
  97-4 A2
   6.77%, 10/25/18            AAA     2,430      2,439
Contimortgage Home Equity Loan
  Trust, Series 97-4 A3
   6.26%, 8/15/12             AAA     1,230      1,234
CPS Auto Grantor Trust,
  Series:
  96-3 A
   6.30%, 8/15/02             AAA       325        326
  97-2 A
   6.65%, 10/15/02            AAA       410        415

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

LIMITED DURATION
PORTFOLIO

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
(CONT'D)                 & POOR'S)    (000)     (000)+
------------------------------------------------------
  98-2 A
   6.09%, 11/15/03            AAA    $1,137   $  1,144
(-) Credit Card Receivables Trust,
  Series 98-IA A
   6.478%, 12/22/04           AAA       826        844
Crown Home Equity Loan Trust,
  Series 96-1 A2
   6.51%, 6/25/11             AAA       588        588
CS First Boston
  Mortgage Securities
  Corp., Series 96-2 A2
   6.32%, 3/25/05             AAA       483        482
Daimler Benz Auto Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05             AAA       590        594
Delta Funding Home Equity Loan
  Trust, Series 96-3 A2
   6.525%, 10/25/11           AAA       796        796
Empire Funding Home
  Loan Owner Trust
  Series:
  97-3 A4
   7.16%, 4/25/23             AAA     2,200      2,237
  # 98-2 A1
   5.708%, 5/25/08            AAA       597        597
First Merchants Auto
  Receivables Corp.,
  Series:
  96-C A2
   6.15%, 7/15/01             AAA     1,175      1,179
  (-) 97-2 A1
   6.85%, 11/15/02            AAA       346        348
First Plus Home Loan Trust,
  Series:
  96-3 A2
   6.85%, 6/20/07             AAA       316        315
  96-4 A3
   6.28%, 3/10/09             AAA       900        900
  97-1 A3
   6.45%, 6/10/09             AAA     1,300      1,301
  97-4 A2
   6.30%, 8/10/09             AAA       700        701
  97-4 A3
   6.40%, 8/10/11             AAA       425        427
First Security Auto Grantor Trust,
  Series:
  97-B A
   6.10%, 4/15/03             AAA       703        708
  98-A A
   5.97%, 4/15/04             AAA     2,186      2,213
First Union Residential
  Securitization Trust,
  Series 96-2 A2
   6.46%, 9/25/11             AAA     1,025      1,026
Fleetwood Credit Corp,
  Series 92-A A
   7.10%, 2/15/07             AAA       548        550

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
Ford Credit Auto Owner Trust,
  Series:
  96-A A3
   6.50%, 11/15/99            AAA    $  636   $    637
  96-B
   6.55%, 2/15/02             A         400        405
  97-B A3
   6.05%, 4/15/01             AAA     1,725      1,737
General Electric Home Equity Loan
  Asset-Backed Certificates,
  Series 91-1 B
   8.70%, 9/15/11             AAA       850        856
General Motors Acceptance Corp.,
  Series 97-A A
   6.50%, 4/15/02             AAA       463        468
(-) Global Rated Eligible Asset
  Trust,
  Series 98-A A1
   7.45%, 3/15/06             A         685        698
Green Tree Financial Corp.,
  Series:
  97-7 A2
   6.10%, 5/15/03             AAA       457        458
  (+) 98-1 A2
   5.85%, 11/1/29             Aaa     1,125      1,126
  98-2 A3
   6.05%, 10/1/07             AAA     1,100      1,104
Green Tree Lease
  Finance, Series 97-1
  A3
   6.17%, 9/20/05             AAA       825        832
Greenwich Capital Acceptance,
  Inc., Series 95-B A1
   6.00%, 8/10/20             AAA       167        167
(-) Health Care
  Receivables
  Securitization
  Program, Series 97-1
  A
   6.815%, 7/1/01             N/R       450        459
Honda Auto Receivables Grantor
  Trust,
  Series: 97-A A
   5.85%, 2/15/03             AAA       859        862
  97-B A
   5.95%, 5/15/03             AAA       540        543
IBM Credit Receivables Lease Asset
  Master Trust, Series 93-1 A
   4.55%, 11/15/00            AAA        34         34
IMC Home Equity Loan Trust,
  Series: 96-4 A3
   6.81%, 7/25/11             AAA       500        502
  98-1 A2
   6.31%, 12/20/12            AAA     1,100      1,105
(+) Life Financial Home
  Loan Owner Trust,
  Series 97-2 A2
   6.74%, 6/25/12             Aaa     1,599      1,606

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
(-) Long Beach
  Acceptance Auto
  Grantor,
  Series:
  97-1 A
   6.85%, 10/25/03            AAA    $  909   $    914
  97-2 A
   6.69%, 9/25/04             AAA       666        670
  98-1 A
   6.19%, 1/25/05             AAA       655        655
MMCA Automobile Trust,
  Series 97-1 A3
   6.08%, 5/15/01             AAA     1,375      1,382
Money Store (The) Home
  Equity Trust,
  Series 96-C A3
   7.07%, 12/15/16            AAA       214        215
Money Store (The)
  Residential Trust,
  Series 97-I A2
   6.48%, 6/15/10             AAA     1,570      1,587
(-) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03            N/R       950      1,003
Navistar Financial
  Corp. Owner Trust,
  Series 97-B A3
   6.20%, 3/15/01             AAA     1,150      1,157
Nissan Auto Receivables
  Grantor Trust,
  Series 97-A A
   6.15%, 2/15/03             AAA     1,326      1,335
Oakwood Mortgage
  Investors, Inc.,
  Series 97-C A2
   6.45%, 11/15/27            AAA     1,200      1,212
Old Stone Credit Corp.
  Home Equity Trust,
  Series 92-3 B1
   6.35%, 9/25/07             AAA        62         62
Olympic Automobile
  Receivables Trust,
  Series:
  94-A1
   5.65%, 1/15/01             AAA        94         94
  94-B B
   6.95%, 6/15/01             AAA       158        158
Onyx Acceptance Grantor
  Trust,
  Series:
  97-2 A
   6.35%, 10/15/03            AAA     1,197      1,208
  97-3 A
   6.35%, 1/15/04             AAA       533        537
  98-B A1
   5.60%, 3/15/03             AAA     2,100      2,098
Preferred Credit Corp.,
  Series 97-1 A3
   6.91%, 5/1/07              AAA       850        850

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
Premier Auto Trust,
  Series 95-4 A4
   6.00%, 5/6/00              AAA    $  665   $    667
(-) Rental Car Finance
  Corp., Series 97-1 A2
   6.45%, 8/25/05             AA        925        953
Team Fleet Financing Corp.,
  Series:
  (-) 96-1A
   6.65%, 12/15/02            A-      1,350      1,379
  (-) 97-1A
   7.35%, 5/15/03             A-      1,475      1,544
  98-2A
   6.07%, 7/25/02             AA      1,400      1,425
Union Acceptance Corp.,
  Series:
  96-B A
   6.45%, 7/9/03              AAA       669        673
  97-B A2
   6.70%, 6/8/03              AAA       980        998
USAA Auto Loan Grantor Trust,
  Series 97-1 A
   6.00%, 5/15/04             AAA     1,049      1,053
(+)Vanderbilt Mortgage Finance,
  Series 97-B 1A2
   6.775%, 12/7/28            Aaa     1,275      1,286
WFS Financial Owner Trust,
  Series:
  97-C A3
   6.10%, 3/20/02             AAA       915        920
  97-D A4
   6.25%, 3/20/03             AAA     1,000      1,014
World Omni Automobile Lease
  Securitization Trust,
  Series 97-B A2
   6.08%, 11/25/03            AAA       850        855
------------------------------------------------------
GROUP TOTAL                                     75,835
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  AGENCY COLLATERAL SERIES (2.1%)
Federal Home Loan Mortgage
  Corporation,
  Series:
##1386-D REMIC
   6.125%, 10/15/07           Agy     1,488      1,497
  1462-PE REMIC, PAC-1 (11)
   6.75%, 9/15/16             Agy       648        660
  1602-PD PAC-1 (11)
   5.20%, 1/15/15             Agy        33         33
  1931-A SEQ
   7.25%, 6/15/21             Agy       459        461
Federal National
  Mortgage Association
  Series:
  93-16 B
   7.50%, 10/25/19            Agy       222        223
  94-93 PD PAC-1 (11)
   7.25%, 4/25/15             Agy       655        662

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

LIMITED DURATION
PORTFOLIO

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
(CONT'D)                 & POOR'S)    (000)     (000)+
------------------------------------------------------
  ## 97-43 FM REMIC
   6.188%, 7/18/27            Agy    $1,208   $  1,217
  ## 98-22 FA REMIC
   5.99%, 4/18/28             Agy       612        614
------------------------------------------------------
GROUP TOTAL                                      5,367
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (1.0%)
First Union-Lehman Brothers
  Commercial Mortgage,
  Series 97-C2 A1
   6.479%, 3/18/04            AAA     2,479      2,534
------------------------------------------------------
COMMERCIAL MORTGAGES (1.1%)
Asset Securitization
  Corp., Series 97-D5
  A1A
   6.50%, 2/14/04             AAA       854        874
(+)Carolina First Bank,
   Series 96
   6.50%, 12/18/99            Aa2        19         19
CBM Funding Corp.,
  Series 96-1 A1
   7.55%, 2/1/13              AA        226        227
Lehman Large Loan,
  Series 97-LL1 A1
   6.79%, 6/12/04             AAA     1,175      1,261
(+)Midland Realty
  Acceptance Corp.,
  Series 96-C2 A1
   7.233%, 1/25/29            Aaa       473        493
------------------------------------------------------
GROUP TOTAL                                      2,874
------------------------------------------------------
FINANCE (16.4%)
American General Finance Corp.,
  Series:
  D 6.35%, 9/19/00            A+        545        558
  E
   6.26%, 12/15/00            A+         90         92
Associates Corp. of
  North America
   5.875%, 7/15/02            AA      1,730      1,762
BankAmerica Corp.
   6.875%, 6/1/03             A       1,200      1,274
Bankers Trust New York Corp.
   6.625%, 7/30/99            A         635        634
Beneficial Corp.,
  Series:
  G
   6.45%, 6/19/00             A         670        684
  I
   6.27%, 7/9/01              A       1,290      1,317
Caterpillar Financial
  Services Corp.,
  Series F
   5.836%, 5/1/00             A       1,720      1,735
Chase Manhattan Bank
   5.875%, 8/4/99             A+      1,375      1,382
Chrysler Financial
  Corp.
   6.375%, 1/28/00            A         775        787

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
Chubb Corp.
   6.15%, 8/15/05             AA+    $1,255   $  1,324
CIT Group Holdings
   6.25%, 3/28/01             A+        770        789
   6.375%, 10/1/02            AA-       915        949
Countrywide Funding Corp.,
  Series A
   7.32%, 8/15/00             A         650        672
(-) Farmers Insurance Exchange
   8.50%, 8/1/04              BBB-      700        796
(-) First Hawaiian
  Bank,
   Series A
   6.93%, 12/1/03             A       1,075      1,137
First Union Corp.
   6.625%, 6/15/00            A       1,205      1,235
(-) Florida Property & Casualty
   7.375%, 7/1/03             A-        375        403
   7.45%, 7/1/04              A         150        163
(-) Florida Windstorm
   6.70%, 8/25/04             A-        425        447
Ford Motor Credit Corp.
   6.125%, 4/28/03            A       1,575      1,632
   8.375%, 1/15/00            A         400        416
General Electric Capital Corp.,
  Series A
   5.925%, 5/1/00             AAA     1,890      1,920
General Motors Acceptance Corp.
   7.125%, 5/1/01             A       1,660      1,734
(+)7.25%, 6/22/99            A2         285        289
Heller Financial, Inc.
   6.25%, 3/1/01              A-      1,605      1,636
Homeside Lending, Inc.
   6.875%, 6/30/02            A+        861        897
(-) Hyatt Equities LLC
   7.00%, 5/15/02             BBB+    1,190      1,243
International Lease Finance Corp.
   6.875%, 5/1/01             A+        780        810
John Deere Capital Corp.
   5.85%, 1/15/01             A+      1,345      1,365
J.P. Morgan & Co, Inc.,
  Series A
   5.875%, 5/1/00             AA      1,860      1,876
Lehman Brothers
  Holdings, Inc.
   6.625%, 11/15/00           A         725        716
Merrill Lynch & Co.
   6.00%, 2/12/03             AA-     1,150      1,170
(-) Metropolitan Life
  Insurance Co.
   6.30%, 11/1/03             A+      1,555      1,609
Norwest Financial, Inc.
   5.375%, 9/30/03            AA-     1,200      1,210
  Series B
   6.05%, 11/19/99            AA-     1,285      1,300
(-) Prime Property
  Funding II
   6.80%, 8/15/02             A         785        801
   7.00%, 8/15/04             A         225        233

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
(-) Prudential
  Insurance Co.
   6.875%, 4/15/03            A-     $1,390   $  1,464
Toyota Motor Credit
  Corp.
   5.50%, 9/17/01             AAA     1,035      1,044
------------------------------------------------------
GROUP TOTAL                                     41,505
------------------------------------------------------
INDUSTRIALS (2.9%)
Columbia/HCA Healthcare
   6.41%, 6/15/00             BBB       400        397
Comdisco, Inc.,
  Series G
   6.00%, 6/1/00              BBB+    1,095      1,107
(-) EES Coke Battery Co., Inc.
   7.125%, 4/15/02            BBB       488        495
(-) EOP Operating LP
   6.50%, 6/15/04             BBB       720        727
(-) Kern River Funding
  Corp.
   6.42%, 3/31/01             A-        445        451
Philip Morris Cos.,
  Inc.
   8.75%, 6/1/01              A         520        561
(-) Scotia Pacific Co., LLC
   6.55%, 7/20/28             A         890        916
Turner Broadcasting Systems
   7.40%, 2/1/04              BBB-      945      1,026
Waste Management, Inc.
   6.125%, 7/15/01            BBB+      980        996
Williams Cos., Inc.
   6.20%, 8/1/02              BBB-      720        736
------------------------------------------------------
GROUP TOTAL                                      7,412
------------------------------------------------------
TAXABLE MUNICIPAL (0.3%)
New York State Power
  Authority, Revenue Bonds,
  Series B
   6.11%, 2/15/11             AA-       805        831
------------------------------------------------------
TELEPHONES (1.0%)
MCI WorldCom, Inc.
   6.125%, 8/15/01            BBB+    1,440      1,474
TCI Communications, Inc.
   6.375%, 5/1/03             BBB-      980      1,025
------------------------------------------------------
GROUP TOTAL                                      2,499
------------------------------------------------------
U.S. TREASURY SECURITIES (12.2%)
+++U.S. Treasury Note
   3.625%, 7/15/02
     (Inflation
   Indexed)                   Tsy    30,595     30,719
------------------------------------------------------
UTILITIES (0.3%)
(-) Edison Mission
  Energy Funding Corp.
   6.77%, 9/15/03             BBB       624        641
------------------------------------------------------

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
YANKEE (1.4%)
(-) AST Research, Inc.
   7.45%, 10/1/02             BB-    $  600   $    449
Korea Development Bank
   7.375%, 9/17/04            BB+       470        370
(-) Oil Enterprises Ltd.
   6.239%, 6/30/08            AAA     1,001      1,015
(-) Oil Purchase Co.
   7.10%, 10/31/02            BBB       551        540
(-) Ras Laffan Liquified
    Natural Gas Co.
   7.628%, 9/15/06            BBB+      665        590
Sony Corp.
   6.125%, 3/4/03             A         650        665
------------------------------------------------------
GROUP TOTAL                                      3,629
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
  (Cost $302,816)                              305,351
------------------------------------------------------
PREFERRED STOCK (0.7%)
------------------------------------------------------
                                     SHARES
                                     ------
MORTGAGES-OTHER (0.7%)
(-)(+)Home Ownership Funding Corp.
   13.331% (Cost $1,614)
                              Aaa     1,800      1,804
------------------------------------------------------
INTEREST RATE CAP (0.0%)-SEE NOTE A6
------------------------------------------------------
                                       FACE
                                     AMOUNT
                                      (000)
                                     ------
@Bankers Trust Co.,
  terminating 10/15/99,
  to receive on
  10/15/99, the excess,
  as measured on
  10/15/98, of 12 month
  LIBOR over 6.34%
  multiplied by the
  notional amount.
  (Premium Paid $370)         A-     $96,748        --
------------------------------------------------------
CASH EQUIVALENTS (12.8%)
------------------------------------------------------
COMMERCIAL PAPER (11.8%)
Canadian Imperial Bank Holdings
   5.52%, 10/7/98                     4,000      3,997
Eastman Kodak
   5.52%, 10/20/98                    5,500      5,484
General Electric Capital
   5.40%, 11/19/98                    5,000      4,963
Koch Industries
   5.49%, 10/1/98                     5,000      5,000
SBC Communications
   5.41%, 11/12/98                    5,350      5,316
Xerox Credit Corp.
   5.50%, 10/2/98                     5,000      4,999
------------------------------------------------------
GROUP TOTAL                                     29,759
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

LIMITED DURATION
PORTFOLIO

                                      FACE
                                     AMOUNT    VALUE
(CONT'D)                             (000)     (000)+
------------------------------------------------------
REPURCHASE AGREEMENT (1.0%)
Chase Securities, Inc. 5.40%,
  dated 9/30/98, due 10/1/98, to
  be repurchased at $2,409,
  collateralized by various U.S.
  Government Obligations, due
  10/1/98-8/31/00, valued at
  $2,433                             $2,409   $  2,409
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $32,168)           32,168
------------------------------------------------------
TOTAL INVESTMENTS (134.3%) (Cost $336,968)     339,323
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-34.3%)
Cash                                               881
Dividends Receivable                                60
Interest Receivable                              2,094
Receivable for Investments Sold                    302
Receivable for Forward Commitments              27,875
Receivable for Fund Shares Sold                    371
Unrealized Gain on Swap Agreements                 320
Other Assets                                         6
Payable for Investments Purchased               (5,067)
Payable for Forward Commitments               (112,515)
Payable for Fund Shares Redeemed                  (312)
Payable for Investment Advisory Fees              (190)
Payable for Administrative Fees                    (17)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                       (6)
Payable for Daily Variation on Futures
  Contracts                                       (343)
Other Liabilities                                  (71)
                                              --------
                                               (86,612)
------------------------------------------------------
NET ASSETS (100%)                             $252,711
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------

                                               VALUE
                                               (000)+
------------------------------------------------------
------------------------------------------------------
NET ASSETS
Applicable to 23,976,147 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                $252,711
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  10.54
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                               $251,668
Undistributed Net Investment Income (Loss)       3,731
Undistributed Realized Net Gain (Loss)          (3,122)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                          2,355
  Futures and Swaps                             (1,921)
------------------------------------------------------
NET ASSETS                                    $252,711
------------------------------------------------------

+      See Note A1 to Financial Statements.
++     Ratings are unaudited.
(-)    144A security. Certain conditions for public
        sale may exist.
+++    A portion of these securities was pledged to
        cover margin requirements for future contracts.
(+)    Moody's Investors Service, Inc. rating. Security
        is not rated by Standard & Poor's Corporation.
#      Step Bond-Coupon increases in increments to
        maturity. Rate disclosed is as of September 30,
        1998. Maturity date disclosed is the ultimate
        maturity.
##     Variable of floating rate security-rate
        disclosed is as of September 30, 1998.
@      Value is less than $500.
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See
        Note A8 to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (119.9%)

------------------------------------------------------
                         ++RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
SEPTEMBER 30, 1998       & POOR'S)     (000)    (000)+
------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (53.0%)
Federal Home Loan
  Mortgage
  Corporation,
  Conventional Pools:
   10.50%,
     9/1/09-3/1/27           Agy     $ 3,252  $  3,592
   11.00%,
     12/1/10-9/1/20          Agy       1,847     2,063
   11.75%, 12/1/17           Agy          80        91
  Gold Pools:
   10.50%,
     11/1/15-4/1/21          Agy       4,060     4,511
  October TBA
   6.00%, 10/15/28           Agy      22,550    22,549
   6.50%, 10/15/28           Agy       2,700     2,748
   7.50%, 10/15/28           Agy      35,275    36,348
  November TBA
   6.00%,
     10/15/28-11/15/28       Agy      36,200    36,181
Federal National
  Mortgage
  Association,
  Conventional Pools:
   9.00%, 1/1/21             Agy       4,363     4,662
   9.50%,
     11/1/20-8/1/22          Agy       7,378     8,032
   10.00%,
     11/1/18-5/1/22          Agy       7,783     8,543
   10.50%,
     8/1/15-4/1/22           Agy       2,464     2,744
   11.00%, 11/1/20           Agy         214       240
   12.00%, 11/1/15           Agy       2,555     2,910
   12.50%, 9/1/15            Agy         244       281
  October TBA
   6.00%, 10/25/28           Agy      27,150    27,021
   6.50%, 10/25/28           Agy      22,500    22,882
  November TBA
   6.50%, 11/25/28           Agy      63,400    64,434
Government National
  Mortgage Association:
  Adjustable Rate
  Mortgages:
   6.875%,
     2/20/25-6/20/25         Agy      19,266    19,512
  Various Pools:
   9.50%, 4/15/28            Agy       4,097     4,489
   10.00%,
     2/15/16-10/15/28        Agy       9,080    10,022
   10.50%,
     10/15/15-5/15/26        Agy       2,842     3,164
   11.00%,
     1/15/10-5/15/26         Agy       4,781     5,381
   12.00%,
     3/15/11-4/15/14         Agy          43        49
   12.50%, 6/15/10           Agy          96       110
------------------------------------------------------
GROUP TOTAL                                    292,559
------------------------------------------------------

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)+
------------------------------------------------------
------------------------------------------------------
ASSET BACKED CORPORATES (14.1%)
Advanta Mortgage Loan
  Trust,
  Series 97-3 A2
   6.61%, 4/25/12            AAA     $   120  $    120
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03           AAA       2,515     2,557
  97-D A3
   6.20%, 5/15/03            AAA       1,890     1,915
  98-A A3
   5.90%, 11/15/02           AAA       2,715     2,736
CIT Group Home Equity
  Loan Trust,
  Series 97-1 A3
   6.25%, 9/15/11            AAA       1,199     1,202
(+)Citibank Credit Card
  Master
  Trust I 98-7 A
   5.60%, 5/15/02            Aaa       3,875     3,877
Contimortgage Home
  Equity Loan Trust,
  Series 98-2 A2B PAC
    (11)
   5.62%, 3/15/13            AAA       2,220     2,218
(-) Credit Card
  Receivables Trust,
  Series 98-IA
   6.478%, 12/22/04          AAA       1,214     1,241
Daimler Benz Auto
  Grantor Trust, Series
    97-A
   6.05%, 3/31/05            AAA       1,307     1,316
Empire Funding Home
  Loan Owner Trust,
  Series 97-4 A2
   7.16%, 5/25/12            AAA       2,080     2,114
(-) Federal Mortgage
  Acceptance Corp.,
  Loan Receivables
  Trust,
  Series 96-B A1
   7.629%, 11/1/18           A         1,126     1,137
First Plus Home Loan
  Trust,
  Series:
  97-3 A2
   6.48%, 9/10/08            AAA       1,345     1,346
  97-3 A3
   6.57%, 10/10/10           AAA       1,330     1,336
  97-4 A2
   6.30%, 8/10/09            AAA       1,450     1,452
  97-4 A3
   6.40%, 8/10/11            AAA       1,250     1,255
  98-1 A3
   6.04%, 10/10/13           AAA       2,435     2,440
First Security Auto
  Grantor
  Trust, Series 97-B A
   6.14%, 4/15/03            AAA       2,194     2,211
First USA Credit Card
  Master Trust, Series
  97-10 A
   5.672%, 9/17/03           AAA       2,740     2,739

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
(CONT'D)                 & POOR'S)     (000)    (000)+
------------------------------------------------------
Ford Credit Auto Owner
  Trust, Series 97-B A3
   6.05%, 4/15/01            AAA     $ 3,920  $  3,947
Green Tree Financial
  Corp., Series 97-7 A3
   6.18%, 9/15/09            AAA       1,865     1,872
Green Tree Home Equity
  Loan Trust, Series
  98-C A1
   5.95%, 7/15/29            AAA       2,351     2,361
Honda Auto Receivables
  Grantor Trust,
  Series:
  97-A A
   5.85%, 2/15/03            AAA       2,281     2,290
  97-B A
   5.95%, 5/15/03            AAA         133       133
IMC Home Equity Loan
  Trust, Series 98-1 A2
   6.31%, 12/20/12           AAA       2,175     2,185
(-) Long Beach
  Acceptance Auto
  Grantor Trust, Series
  97-2 A
   6.69%, 9/25/04            AAA       1,151     1,157
(-) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03           N/R       1,650     1,742
Nissan Auto Receivables
  Grantor Trust,
  Series 97-A A
   6.15%, 2/17/03            AAA       2,381     2,397
(-) Rental Car Finance
  Corp., Series 97-1 A2
   6.45%, 8/25/04            AA        2,765     2,849
(+)Residential Funding
  Mortgage Securities
  Co., Inc., Series
  98-HI2 A1
   5.696%, 2/25/10           Aaa       3,103     3,100
(-) Securitized
  Multiple Asset Rated
  Trust,
  Series 97-3 A1
   7.71%, 4/15/06            A         1,297     1,322
Security Pacific Home
  Equity Trust,
  Series 91-A B
   10.50%, 3/10/06           A+          108       108
(-) Team Fleet
  Financing Corp.,
  Series:
  96-1 A
   6.65%, 12/15/02           A-        1,125     1,149
  98-3 A
   6.13%, 10/25/04           AA        2,080     2,129
Textron Financial Corp.
  Receivables Trust,
  Series 98-A A1
   5.82%, 2/15/02            AAA       2,200     2,201
UCFC Home Equity Loan
  Trust Series 98-C A1
   5.706%, 1/15/13           AAA       2,625     2,626

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)+
------------------------------------------------------
WFS Financial Owner
  Trust,
  Series:
  97-C A3
   6.10%, 3/20/02            AAA     $ 2,465  $  2,479
  98-A A2
   5.783%, 11/20/00          AAA       3,025     3,030
  98-A3
   5.90%, 5/20/02            AAA       2,715     2,731
World Omni Automobile
  Lease Securitization
  Trust, Series 97-B A2
   6.08%, 11/15/03           AAA       2,600     2,616
------------------------------------------------------
GROUP TOTAL                                     77,636
------------------------------------------------------
ASSET BACKED MORTGAGES (0.4%)
Cityscape Home Equity
  Loan Trust,
  Series:
  96-3 A YMA
   10/25/26                  N/R      25,088        34
  96-3 A IO
   1.00%, 10/25/26           AAA      29,712       687
Contimortgage Home
  Equity Loan Trust,
  Series:
  96-4 A11 I IO
   1.10%, 1/15/28            AAA      18,204       452
  (-) 96-4 A11 I YMA
   1/15/28                   AAA      14,547        21
  96-4 A12 I IO
   1.05%, 1/15/28            AAA       4,515       112
(sec.)96-4 A12 I YMA
   1/15/28 (acquired
   12/16/96 cost $17)        AAA       4,848         7
  97-1 A10 I IO
   1.10%, 3/15/28            AAA      22,608       584
  (-) 97-1 A10 I YMA
   3/15/28                   N/R      23,476        33
------------------------------------------------------
GROUP TOTAL                                      1,930
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
 AGENCY COLLATERAL SERIES (6.0%)
Federal Home Loan
  Mortgage Corporation,
  Series:
  88-22 C PAC (11)
   9.50%, 4/15/20            Agy          39        41
  1415-S Inv Fl IO
   19.125%, 11/15/07         Agy         721       264
  1476-S Inv Fl IO REMIC PAC
   4.339%, 2/15/08           Agy       7,231       597
  1485-S Inv Fl IO REMIC
   3.975%, 3/15/08           Agy       6,477       447
  1600-SA Inv Fl IO
    REMIC
   2.375%, 10/15/08          Agy      14,077       705

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)+
------------------------------------------------------
  1546-FC
   6.125%, 12/15/21          Agy     $ 1,364  $  1,379
  ## 1933-FM REMIC
   6.375%, 3/15/25           Agy         303       305
  ## 1933-FO REMIC
   6.375%, 3/15/25           Agy         530       533
  ## 2030-F
   6.09%, 2/15/28            Agy       3,157     3,181
  ## 2040-FC
   5.94%, 2/15/23            Agy       2,281     2,289
Federal National
  Mortgage Association,
  Series:
  92-186 S Inv Fl IO
    REMIC
   3.339%, 10/25/07          Agy      12,759       837
  93-205 H PO REMIC
   9/25/23                   Agy       2,228     1,772
  ## 94-50 FD REMIC
   6.138%, 3/25/24           Agy       1,717     1,724
  ## 94-73 F
   6.188%, 12/25/20          Agy       2,557     2,574
  96-14 PC PO
   12/25/23                  Agy         366       340
  96-54 O PO
   11/25/23                  Agy         287       259
  96-68 SC Inv Fl IO REMIC
   2.413%, 1/25/24           Agy       3,825       468
  ## 97-43 FM REMIC
   6.188%, 7/18/27           Agy       2,725     2,745
  ## 97-70 FA REMIC,
    PAC (11)
   6.138%, 7/18/20           Agy       1,187     1,194
  ## 97-76 FM
   6.138%, 9/17/27           Agy       1,446     1,457
  ## 97-76 FN
   6.088%, 9/17/27           N/A       1,417     1,426
  ## 98-22 FA REMIC
   5.99%, 4/18/22            Agy       4,335     4,347
  X-97C FC TBA
   6.388%, 3/25/24           Agy         643       649
  191 IO
   8.00%, 1/1/28             Agy       3,242       413
  291 2 IO
   8.00%, 11/1/27            Agy       6,294       794
Government National
  Mortgage Association
  Series 97-13 F TBA
   6.188%, 9/16/27           Agy       2,475     2,494
------------------------------------------------------
GROUP TOTAL                                     33,234
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (0.9%)
American Housing Trust,
  Series:
  IV 2
   9.553%, 9/25/20           A           224       236
  V 1G
   9.125%, 4/25/21           AAA       1,202     1,279

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)+
------------------------------------------------------
## Kidder Peabody
  Funding Corp., Series
  92-4 B2
   8.285%, 5/28/22           N/R     $   676  $    670
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03            AAA         651       707
Prudential Home
  Mortgage Securities
  Co., Inc., Series
  90-5 A3
   9.50%, 5/25/05            AAA          23        23
## Rural Housing Trust,
  Series 87-1 B1 REMIC
   3.33%, 10/1/28            A-          234       228
## Ryland Mortgage
  Securities Corp. III,
  Series 92-A 1A
   8.262%, 3/29/30           A-        1,495     1,522
------------------------------------------------------
GROUP TOTAL                                      4,665
------------------------------------------------------
COMMERCIAL MORTGAGES (7.5%)
(+)American Southwest
  Financial Securities
  Corp., Series 95-C1
  A1B
   7.40%, 11/17/04           Aaa       2,030     2,102
Asset Securitization
  Corp.,
  Series:
  95-MD4 A1
   7.10%, 8/13/29            AAA       4,451     4,725
  96-MD6 A1C
   7.04%, 11/13/26           AAA       1,845     1,985
Beverly Finance Corp.,
  Series 94-1
   8.36%, 7/15/04            AA-       2,175     2,445
(-) Carousel Center
  Finance, Inc., Series
  1 A1
   6.828%, 11/15/07          AA        1,550     1,605
(-) Creekwood Capital
  Corp., Series 95-1A
   8.47%, 3/16/15            AA        1,667     1,935
(-) Crystal Run
  Properties, Series A
   7.393%, 8/15/06           AA        2,125     2,267
(-) DLJ Mortgage
  Acceptance Corp.,
  Series:
  96-CF2 A1B
   7.29%, 7/15/06            AAA         545       584
  ## 96-CF2 S IO
   1.638%, 11/12/21          N/R       5,599       404
(+)First Union-Lehman
  Brothers Commercial
  Mortgage Trust,
  Series 97-C1 A2
   7.30%, 12/18/06           Aaa       2,455     2,660

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
(CONT'D)                 & POOR'S)     (000)    (000)+
------------------------------------------------------
(+)## GMAC Commercial
  Mortgage Securities, Inc.,
  Series:
  96-C1 X2 IO
   1.916%, 3/15/21           Aaa     $ 8,069  $    591
  97-C2 X IO
   1.273%, 4/15/27           Aaa      21,601     1,532
(+)GS Mortgage
  Securities Corp. II,
  Series:
  97-GL A2D
   6.94%, 7/13/30            Aaa       2,340     2,521
  ## 97-GL X2 IO
   1.068%, 7/13/30           Aaa       5,946       295
(+)## LB Commercial
  Conduit Mortgage
  Trust,
  Series 96-C2 A
   7.416%, 10/25/26          Aaa       2,016     2,185
## Merrill Lynch
  Mortgage Investors,
  Inc.,
  Series 96-C2 IO
   1.541%, 11/21/28          AAA       9,220       747
Midland Realty
  Acceptance Corp.,
  Series 96-C2 A2
   7.233%, 1/25/29           AAA       1,535     1,648
(+)Mortgage Capital
  Funding, Inc.,
  Series 97-MC1 A3
   7.288%, 7/20/27           Aaa       2,740     2,964
Nomura Asset Securities
  Corp.,
  Series 94-MD1 A3
   8.026%, 3/15/18           N/R       1,135     1,211
(-) Park Avenue Finance
  Corp., Series 97-C1
  A1
   7.58%, 5/12/07            N/R         919       996
(-) Prime Property
  Funding Series 1 A
   6.633%, 7/23/03           AA        1,519     1,545
(+)Salomon Brothers
  Mortgage Securities,
  Series 97-TZH A2
   7.174%, 3/24/22           Aa2       1,150     1,227
(-) Stratford Finance Corp.
   6.776%, 2/1/04            AA        2,300     2,415
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1A IO
   1.337%, 2/25/28           N/R      10,338       204
  96-CFL X1 IO
   1.447%, 2/25/28           N/R      12,288       660
  96-CFL X2 IO
   1.169%, 2/25/28           N/R       3,003        70
------------------------------------------------------
GROUP TOTAL                                     41,523
------------------------------------------------------

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)+
------------------------------------------------------
ENERGY (0.3%)
(-) Excel Paralubes
  Funding
   7.43%, 11/1/15            A-      $ 1,120  $  1,168
Mobile Energy Services
   8.665%, 1/1/17            CCC       1,847       685
------------------------------------------------------
GROUP TOTAL                                      1,853
------------------------------------------------------
FINANCE (8.8%)
(-) Anthem Insurance
  Cos., Inc., Series A
   9.00%, 4/1/27             BBB+      1,135     1,228
Associates Corp., NA
   6.00%, 7/15/05            AA-       1,920     1,981
(-) BankAmerica
  Institutional,
  Series A
   8.07%, 12/31/26           A-        2,325     2,505
(-) BT Institutional
  Capital Trust,
  Series A
   8.09%, 12/1/26            BBB+      2,680     2,541
(-) EOP Operating LP
   6.763%, 6/15/07           BBB       1,420     1,432
Equifax, Inc.
   6.90%, 7/1/28             A           890       916
(-) Equitable Life
  Assurance Society of
  the U.S.,
  Series 1A
   6.95%, 12/1/05            A         2,740     2,942
Farmers Exchange
  Capital
   7.05%, 7/15/28            BBB+        575       579
(-) Farmers Insurance
  Exchange
  8.625%, 5/1/24             BBB+      2,200     2,626
(-) First Chicago NBD
  Corp., Series A
   7.95%, 12/1/26            A-        1,900     2,049
First Union
  Institutional
  Capital, Series I
   8.04%, 12/1/26            BBB+      2,150     2,344
(-) Florida Property &
  Casualty
   7.375%, 7/1/03            A-          750       807
(-) Florida Windstorm
   6.70%, 8/25/04            A-        2,880     3,030
(-) GS Escrow Corp.
   7.125%, 8/1/05            BB+       1,700     1,690
Great Western
  Financial, Inc.
  Series A
   8.206%, 2/1/27            BBB-        255       276
HMH Properties,
  Series A
   7.875%, 8/1/05            BB        2,035     2,060
(-) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23            AA        2,000     2,043
(-) Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24            A+        2,300     2,329
(-) New York Life
  Insurance Co.
   7.50%, 12/15/23           AA        1,075     1,135

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)+
------------------------------------------------------
PNC Institutional
  Capital, Series A
   7.95%, 12/15/26           BBB+    $ 2,530  $  2,706
(-) Prime Property
  Funding II, Series 1A
   6.80%, 8/15/02            A           200       204
   7.00%, 8/15/04            A         1,945     2,016
(-) Prudential
  Insurance Co.
   8.30%, 7/1/25             A         2,205     2,591
Washington Mutual
  Capital
   8.375%, 6/1/27            BBB-      1,300     1,435
(-) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13             AA-       3,045     3,233
  96 WFP-D
   6.95%, 9/1/13             AA-       1,700     1,794
------------------------------------------------------
GROUP TOTAL                                     48,492
------------------------------------------------------
INDUSTRIALS (7.6%)
American Standard Cos.
   7.375%, 4/15/05           BB-       1,660     1,689
Becton, Dickinson & Co.
   7.00%, 8/1/27             A+          390       428
CalEnergy Co., Inc.
   8.48%, 9/15/28            BB+       1,060     1,103
CBS Corp.
   7.15%, 5/20/05            BB+       1,900     1,984
Columbia/HCA Healthcare
   7.58%, 9/15/25            BBB       1,145     1,008
   9.00%, 12/15/14           BBB         785       853
Continental Cablevision
   8.30%, 5/15/06            BBB       1,285     1,456
Cox Communications, Inc.
   6.80%, 8/1/28             A-          825       856
CSC Holdings, Inc.
   7.875%, 12/15/07          BB+       1,810     1,873
DR Structured Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10            BB          457       438
  93-K1 A2
   7.43%, 8/15/18            BB          275       248
  94-K1 A2
   8.375%, 8/15/15           BB        1,075     1,050
  94-K2 A2
   9.35%, 8/15/19            BB        1,335     1,382
Ford Motor Co.
   6.625%, 10/1/28           A         1,050     1,062
   6.50%, 8/1/18             A+          290       292
Fred Meyer, Inc.
   7.375%, 3/1/05            BB+       2,265     2,363
General Motors Corp.
   6.75%, 5/1/28             A         1,570     1,604
Intermedia
  Communications,
  Inc. Series B
   8.50%, 1/15/08            B           280       278

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)+
------------------------------------------------------
Lenfest Communications, Inc.
  (-)7.625%, 2/15/08         BB+     $ 1,330  $  1,343
   8.375%, 11/1/05           BB+       1,315     1,377
News America, Inc.
   7.28%, 6/30/28            BBB-      2,355     2,392
(-) Oxymar
   7.50%, 2/15/16            BBB       1,490     1,523
+++Paramount
  Communications, Inc.
   8.25%, 8/1/22             BB+       2,400     2,573
Philip Morris Cos., Inc.
   7.00%, 7/15/05            A         1,050     1,127
Rhone-Poulenc Rorer, Inc.
   Series 92-A 3
   8.62%, 1/5/21             BBB-      2,175     2,391
Scotia Pacific Co. LLC
   7.71%, 7/20/28            BBB       3,305     3,118
Southland Corp.
   5.00%, 12/15/03           BB+       1,813     1,505
TCI Communications, Inc.
   7.875%, 2/15/26           BBB-        235       277
(-) Tenet Healthcare Corp.
   7.625%, 6/1/08            BB+       1,575     1,597
Time Warner Cos., Inc.
   6.95%, 1/15/28            BBB-        520       540
   7.57%, 2/1/24             BBB-        840       932
United Technologies Corp.
   6.70%, 8/1/28             A+        1,375     1,460
------------------------------------------------------
GROUP TOTAL                                     42,122
------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.4%)
First Federal Savings &
  Loan Association,
  Series 92-C
   8.75%, 6/1/06             AA           33        33
## Resolution Trust
  Corp., Series 92-5 C
   8.613%, 1/25/26           AA          885       878
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11             AA        1,240     1,221
(sec.) Shearson American
  Express,
  Series A CMO
   9.625%, 12/1/12
     (acquired
   8/24/92-5/25/93,
     cost $141)              AA          141       141
------------------------------------------------------
GROUP TOTAL                                      2,273
------------------------------------------------------
TELEPHONES (2.0%)
Comcast Cable
  Communications
   8.375%, 5/1/07            BBB-      1,290     1,517
GTE Corp.
   6.94%, 4/15/28            A         1,780     1,897
# Intermedia
  Communications
  of Florida, Inc.
   0.00%, 5/15/06            B           355       292

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
(CONT'D)                 & POOR'S)     (000)    (000)+
------------------------------------------------------
Intermedia
  Communications Inc.
  Series B
   8.60%, 6/1/08             B       $   820  $    816
MCI WorldCom, Inc.
   6.95%, 8/15/28            BBB+      3,825     4,014
# Qwest Communications
  International, Inc.,
   0.00%, 2/1/08             BB+       2,475     1,838
TCI Communications, Inc.
   7.125%, 2/15/28           BBB-        560       608
------------------------------------------------------
GROUP TOTAL                                     10,982
------------------------------------------------------
TRANSPORTATION (1.2%)
Continental Airlines,
  Series 98-1 A
   6.648%, 9/15/17           AA+       2,160     2,380
(-) Jet Equipment
  Trust,
  Series 95-C
   10.69%, 5/1/15            BBB       2,080     2,756
Union Pacific Corp.
   6.625%, 2/1/08            BBB-      1,540     1,589
------------------------------------------------------
GROUP TOTAL                                      6,725
------------------------------------------------------
U.S. TREASURY SECURITIES (9.6%)
U.S. Treasury Bond
   8.75%, 8/15/20            Tsy       6,085     8,885
U.S. Treasury Notes
   3.375%, 1/15/07
     (Inflation
     Indexed)                Tsy      25,532    25,125
   3.625%, 7/15/02
     (Inflation
     Indexed)                Tsy       8,040     8,072
   3.625%, 1/15/08
     (Inflation
     Indexed)                Tsy      11,026    11,057
------------------------------------------------------
GROUP TOTAL                                     53,139
------------------------------------------------------
UTILITIES (0.6%)
(-) Edison Mission
  Energy Funding Corp.,
  Series B
   7.33%, 9/15/08            BBB       1,225     1,315
Niagara Mohawk Power,
  Series:
  G
   7.75%, 10/1/08            BB-       1,007     1,075
  H
   0.00%, 7/1/10             BB-       1,442     1,045
------------------------------------------------------
GROUP TOTAL                                      3,435
------------------------------------------------------
YANKEE (7.5%)
(-) Alcoa Aluminio
  S.A.,
  Series 96-1
   7.50%, 12/16/08           BBB       2,472     2,201
(-) AST Research, Inc.
   7.45%, 10/1/02            BB-       2,395     1,794

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)+
------------------------------------------------------
Empresa Nacional
  Electricidad
   7.325%, 2/1/37            A-      $   410  $    349
   7.75%, 7/15/08            A-        1,985     1,756
Glencore Nickel
  Property Ltd.
   9.00%, 12/1/14            BB+       1,605     1,339
Grupo Minero Mexicano
  S.A. de CV,
  Series A
   8.25%, 4/1/08             BB        1,525     1,272
(-) Hutchison Whampoa
  Financial, Series B
   7.45%, 8/1/17             A+        2,790     1,982
(-) Hyundai
  Semiconductor America
   8.625%, 5/15/07           B         1,500     1,053
(-) Israel Electric
  Corp., Ltd.
   7.25%, 12/15/06           A-          545       532
   7.75%, 12/15/27           A-        1,505     1,413
Korea Development Bank
   7.375%, 9/17/04           BB+       3,370     2,650
(-) Multicanal S.A.
   10.50%, 4/15/18           BB+       1,100       724
National Power Corp.
   7.875%, 12/15/06          BB+       1,100       760
   8.40%, 12/15/16           BB+       1,490       904
(-) Oil Purchase Co.
   7.10%, 4/30/02            BBB       2,020     1,978
(-) Paiton Energy Funding
   9.34%, 2/15/14            CCC       1,900       437
(-) Petroliam Nasional Bhd.
   7.125%, 10/18/06          BBB-      2,125     1,382
(-) Petrozuata Finance, Inc.
   8.22%, 4/1/17             BBB-      2,595     2,151
(-) Ras Laffan
  Liquefied Natural Gas Co.
   8.294%, 3/15/14           BBB+      3,400     2,834
(-) Reliance Industries Ltd.
   8.25%, 1/15/27            BB+         400       288
   9.375%, 6/24/26           BB+         400       326
Republic of Argentina Par,
  Series L
   5.50%, 3/31/23            BB        3,570     2,408
   # 5.75%, 3/31/23          BB        2,115     1,426
Republic of Colombia
   8.70%, 2/15/16            BBB-      2,210     1,404
Republic of Korea
   8.875%, 4/15/08           BB+         810       698
Rogers Cablesystems Ltd.,
   10.00%, 3/15/05           BB+       1,450     1,577
(-) Samsung Electronics Co.
   7.45%, 10/1/02            BB-         330       242
   8.50%, 11/1/02            BB-         290       216

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)+
------------------------------------------------------
United Mexican States
  Par Bond,
  Series:
  A
   6.25%, 12/31/19           BB      $ 6,160  $  4,512
  B
   6.25%, 12/31/19           BB        1,155       846
------------------------------------------------------
GROUP TOTAL                                     41,454
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $661,837)  662,022
------------------------------------------------------
PREFERRED STOCKS (2.4%)
------------------------------------------------------
                                      SHARES
                                      ------
INDUSTRIALS (0.5%)
(-) Entertainment Properties
   14.253%                   BBB-      2,000     1,871
Tier One Properties
   11.095%                   A           975       950
------------------------------------------------------
GROUP TOTAL                                      2,821
------------------------------------------------------
MORTGAGES-OTHER (1.9%)
(-)(+) Home Ownership Funding Corp.,
   13.331%                   Aaa      10,400    10,423
------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $12,695)           13,244
------------------------------------------------------
STRUCTURED INVESTMENT (0.0%)-SEE NOTE A7
------------------------------------------------------
                                        FACE
                                      AMOUNT
                                       (000)
                                     -------
Morgan Guaranty Trust
  Company, 11/20/05;
  monthly payments
  equal to 1% per annum
  of the outstanding
  notional balance,
  indexed to GNMA ARM
  pools (Cost $1,499)        N/R     $28,740       400
------------------------------------------------------
INTEREST RATE CAP (0.0%)-SEE NOTE A6
------------------------------------------------------
@ J.P. Morgan and Co.
  terminating 10/15/99,
  to receive on
  10/15/99 the excess,
  as measured on
  10/15/98, of 12 month
  LIBOR over 6.34%
  multiplied by the
  notional amount
  (Premium Paid $492)        AA-     116,600        --
------------------------------------------------------

                                      FACE
                                     AMOUNT    VALUE
                                      (000)    (000)+
------------------------------------------------------
CASH EQUIVALENTS (17.3%)
------------------------------------------------------
Short-term Investments
  Held as Collateral
  for Loaned Securities (2.1%)       $11,503  $ 11,503
------------------------------------------------------
COMMERCIAL PAPER (10.9%)
Canadian Imperial Bank Holdings
   5.52%, 10/7/98                     10,000     9,991
sec. First Chicago Financial Corp.
   5.52%, 10/2/98
   (acquired 9/3/98
   cost $9,998)                       10,000     9,998
Ford Motor Credit Co.
   5.52%, 10/9/98                     10,000     9,988
IBM Credit Corp.
   5.50%, 10/7/98                     10,000     9,991
Metlife Funding, Inc.
   5.40%, 10/26/98                    10,000     9,962
Prudential Funding Corp.
   5.50%, 10/15/98                    10,000     9,979
------------------------------------------------------
GROUP TOTAL                                     59,909
------------------------------------------------------
REPURCHASE AGREEMENT (4.3%)
Chase Securities, Inc. 5.40%,
  dated 9/30/98, due 10/1/98, to
  be repurchased at $24,001,
  collateralized by various U.S.
  Government Obligations, due
  10/1/98-8/31/00, valued at
  $24,237                             23,997    23,997
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $95,409)           95,409
------------------------------------------------------
TOTAL INVESTMENTS (139.6%) (Cost $771,932)     771,075
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-39.6%)
Cash                                                60
Dividends Receivable                               423
Interest Receivable                              6,062
Receivable for Investments Sold                    167
Receivable for Forward Commitments             126,837
Receivable for Fund Shares Sold                    696
Unrealized Gain on Forward Foreign Currency
  Contracts                                         95
Unrealized Gain on Swap Agreements                 910
Other Assets                                        19
Payable for Investments Purchased               (4,532)
Payable for Forward Commitments               (337,000)
Payable for Fund Shares Redeemed                  (159)
Payable for Administrative Fees                    (36)
Payable for Investment Advisory Fees              (519)
Payable for Daily Variation on Futures
  Contracts                                        (28)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                      (19)
Collateral on Securities Loaned, at Value      (11,503)
Other Liabilities                                 (279)
                                              --------
                                              (218,806)
------------------------------------------------------
NET ASSETS (100%)                             $552,269
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO

                                               VALUE
(CONT'D)                                       (000)+
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 44,798,310 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                $552,269
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  12.33
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                               $531,943
Undistributed Net Investment Income (Loss)       8,848
Undistributed Realized Net Gain (Loss)          13,413
Undistributed Appreciation (Depreciation) on:
  Investment Securities                           (857)
  Foreign Currency Transactions                     95
  Futures and Swaps                             (1,173)
------------------------------------------------------
NET ASSETS                                    $552,269
------------------------------------------------------

sec.   Restricted Security-Total market value of
        restricted securities owned at September 30,
        1998 was $10,146 or 1.8% of net assets.
+      See Note A1 to Financial Statements.
++     Ratings are unaudited.
(-)    144A security-certain conditions for public sale
        may exist.
+++    A portion of these securities was pledged to
        cover margin requirements for futures
        contracts.
(+)    Moody's Investors Service, Inc. rating. Security
        is not rated by Standard & Poor's Corporation.
#      Step Bond-Coupon rate increases in increments
        until maturity. Rate disclosed is as of
        September 30, 1998. Maturity date disclosed is
        the ultimate maturity date.
##     Variable or floating rate securities-rate
        disclosed is as of September 30, 1998.
@      Value is less than $500.
CMO    Collateralized Mortgage Obligation.
Inv FI Inverse Floating Rate-Interest rate fluctuates
        with an inverse relationship to an associated
        interest rate. Indicated rate is the effective
        rate at September 30, 1998.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See
        Note A8 to Financial Statements.
YMA    Yield Maintenance Agreement

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MUNICIPAL
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (124.4%)

------------------------------------------------------
                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
SEPTEMBER 30, 1998       & POOR'S)    (000)     (000)+
------------------------------------------------------
MUNICIPAL BONDS (92.4%)
Alabama Drinking Water
  Finance Authority
  Revenue Bonds,
  Series A (AMBAC)
   4.60%, 8/15/10             AAA    $1,415   $  1,436
Aldine, TX Independent
  School District (PSFG)
   Zero Coupon, 2/15/07       AAA       750        531
Allegheny County, PA
  Hospital Development
  Authority Revenue
  Bonds, Series A (MBIA)
   4.625%, 8/1/12             AAA     1,000        989
(+) Amarillo, TX Health Facility
  Corp. Revenue Bonds (FSA)
   5.50%, 1/1/10              Aaa     1,275      1,390
Arkansas State Development
  Finance Authority Home
  Mortgage Revenue Bonds,
  Series B-1
   4.90%, 7/1/29              AAA       710        722
Bethel Park, PA
  Municipal Sewer Authority
  Revenue Bonds (FGIC)
   4.75%, 9/1/12              AAA       615        622
California Housing & Finance
  Agency Revenue Bonds (MBIA)
   5.30%, 8/1/14              AAA       155        161
California State Department
  of Veterans Affairs Home,
  Series A (AMBAC)
   4.90%, 12/1/18             AAA     1,675      1,713
Central MI University
  Revenue Bonds, TBA (FGIC)
   4.65%, 10/1/11             AAA     1,345      1,362
Charleston County, SC,
  Resource Recovery
  Revenue Bonds (AMBAC)
   5.15%, 1/1/09              AAA     1,000      1,065
Cleveland, OH Airport
  Special Revenue Bonds, TBA
   5.50%, 12/1/08             BB-       750        765
Colorado Health Facilities
  Revenue Bonds,
  Series A
   Zero Coupon, 7/15/20       AAA     1,000        330
Detroit, MI Downtown
  Development Authority
  Tax Increment Revenue
  Bonds (MBIA)
   4.65%, 7/1/10              AAA     1,330      1,340

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
------------------------------------------------------
Elizabeth Forward, PA
  School District,
  Series B (MBIA)
   Zero Coupon, 9/1/11        AAA    $  850   $    471
Ephrata, PA Area School
  District, Series C TBA (FGIC)
   4.60%, 10/15/11            AAA     1,000      1,008
Fort Worth, TX
  Independent School
  District (PSFG)
   Zero Coupon, 2/15/08       AAA       940        633
(+) Grand Haven, MI Area
  Public Schools, TBA
   4.70%, 5/1/12              Aaa     1,300      1,311
Grand Traverse County, MI
  Hospital Revenue Bonds,
  (AMBAC)
  Series A
   4.625%, 7/1/10             AAA     1,835      1,851
Hawaii State Housing Finance
  & Development Corp.,
  Single Family Mortgage
  Revenue Bonds,
  Series A
   4.90%, 7/1/28              AA        350        355
(+) Hillsborough County, FL
  Housing & Finance Authority,
  Single Family Mortgage
  Revenue Bonds
   4.50%, 4/1/30              Aaa       725        743
Houston, TX Housing
  Finance & Development
  Corp., Single Family
  Mortgage Revenue
  Bonds, Series B-1
   8.00%, 6/1/14              A         325        353
Houston, TX Water & Sewer
  Systems Revenue Bonds,
  Series A (FSA)
   Zero Coupon, 12/1/21       AAA     6,510      2,100
Huron Valley, MI School
  District TBA (FGIC)
   4.65%, 5/1/11              AAA     1,095      1,106
Illinois Development Finance
  Authority Revenue Bonds (FGIC)
   Zero Coupon, 12/1/09       AAA     2,000      1,226
Indiana State University
  Revenue Bonds,
  Series I (FGIC)
   5.20%, 10/1/12             AAA     1,640      1,720
Indiana Transportation
  Finance Authority
  Highway Revenue
  Bonds (AMBAC)
   Zero Coupon, 12/1/16       AAA     1,695        702
Indianapolis Airport
  Authority Revenue
  Bonds
   7.10%, 1/15/17             BBB       375        425

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MUNICIPAL
PORTFOLIO

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
(CONT'D)                 & POOR'S)    (000)     (000)+
------------------------------------------------------
Intermountain Power Agency,
  UT, Power Supply
  Revenue Bonds,
  Series A
   Zero Coupon, 7/1/17        A+     $1,750   $    697
Iowa Finance Authority
  Single Family Revenue
  Bonds, Series G
   4.95%, 1/1/21              AAA       500        510
Jefferson Parish, LA
  School Board
  Sales & Use Tax
  Revenue Bonds (FSA)
   Zero Coupon, 9/1/06        AAA     1,000        724
Kane & De Kalb
  Counties, IL Unit
  School District
  (AMBAC)
   Zero Coupon, 12/1/09       AAA       525        322
Kelloggsville, MI
  Public School
  District (FGIC)
   5.00%, 5/1/12              AAA     1,290      1,337
(+) Lehigh County, PA
  General Purpose
  Authority Revenue
  Bonds, Lehigh Valley
  Health Networks,
  Series C (MBIA)
   4.90%, 7/1/11              Aaa       920        941
Long Island, NY Power
  Authority, Electric
  System Revenue Bonds,
  Series A (FSA)
   Zero Coupon, 12/1/15       AAA     1,935        860
Louisiana Public Facilities
  Authority Hospital
  Revenue Bonds,
  Series A (FSA)
   5.50%, 7/1/10              AAA     2,700      2,967
Maine Municipal Bond
  Bank, Series C (FSA)
   5.10%, 11/1/12             AAA     1,130      1,179
Michigan State Hospital
  Finance Authority
  Revenue Bonds, Series
  A (MBIA)
   5.00%, 2/15/12             AAA     1,000      1,025
Midland, TX Independent
  School District (PSFG)
   Zero Coupon, 8/15/06       AAA       750        544
Mobile, AL Industrial
  Development Board
  Solid Waste Disposal
  Revenue Bonds
   6.95%, 1/1/20              CCC       180         94
New Jersey Economic
  Development Authority
  Revenue Bonds,
  Series A
   Zero Coupon, 4/1/12        N/R       625        271

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
New York City, NY
  Industrial
  Development
  Agency Revenue Bonds (FSA)
   6.00%, 11/1/15             AAA    $1,575   $  1,717
New York City, NY
  General Obligation
  Series G
   5.00%, 8/1/12 (MBIA)       AAA     1,000      1,034
  Inverse Bonds
   ## 20.36%, 9/30/03         A-        250        424
New York State
  Dormitory
  Authority Revenue Bonds
   5.10%, 2/15/11 (FSA)       AAA       825        863
  Series E
   5.10%, 2/15/11 (FSA)       AAA     1,250      1,308
  Series H
   5.125%, 7/1/11
     (FGIC)                   AAA     1,000      1,055
(+) New York State
  Mortgage Agency
  Revenue Bonds,
  Series 65
   5.00%, 4/1/20              Aa2     1,300      1,341
Noblesville, IN High
  School Building Corp.
  (AMBAC)
   Zero Coupon, 2/15/19       AAA     1,850        680
North Carolina Housing &
  Finance Agency
  Revenue Bonds,
  Series RR
   5.00%, 9/1/22              AA      1,290      1,317
(+) North Carolina
  Medical Care
  Commission Hospital
  Revenue Bonds (AMBAC)
   4.60%, 10/1/10             Aaa     1,685      1,698
(+) North Hempstead, NY
  General Obligation
  Bonds,
  Series B (FGIC)
   5.00%, 3/1/12              Aaa       890        926
Okemos, MI Public
  School District
  (MBIA)
   Zero Coupon, 5/1/15        AAA       900        413
Oley Valley, PA School
  District (AMBAC)
   Zero Coupon, 5/15/09       AAA       760        478
+++ Penn Hills Township,
   PA
   Zero Coupon, 6/1/12        N/R     1,165        563
Philadelphia, PA Authority For
  Industrial
    Development
  Revenue Bonds,
  Series A
   6.50%, 10/1/27             N/R       220        240
Port Authority, NY & NJ
  Special Obligation
  Revenue Bonds
   7.00%, 10/1/07             N/R       450        508

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
Port Seattle, WA
  Revenue Bonds (AMBAC)
   4.875%, 8/1/10             AA-    $1,475   $  1,535
Rock Island, IL School
  District General
  Obligation Bonds (FSA)
   5.00%, 12/1/11             AAA     1,000      1,038
## San Bernardino County, CA,
  Series A (MBIA)
   6.8247%, 7/1/16            AAA     1,150      1,203
Savannah, GA Economic
  Development Authority
  Revenue Bonds
   7.40%, 4/1/26              N/R       270        305
St. Tammany Parish Wide
  School District, LA,
  General Obligation Bonds,
  Series A (FSA)
   5.00%, 3/1/12              AAA     1,160      1,202
Steel Valley, PA Allegheny
  County
   Zero Coupon, 11/1/17       A         650        254
Steel Valley, PA School
  District
   Zero Coupon, 11/1/11       A         740        404
Stroudsburg, PA Area
  School District
  General Obligation
  Bonds (FGIC)
   4.95%, 10/1/11             AAA     1,000      1,041
Terrebonne Parish, LA
  Hospital Service District
  Revenue Bonds (AMBAC)
   4.95%, 4/1/10              AAA     1,330      1,379
Trinity River Authority, TX,
  Regional Wastewater
  System Revenue
  Bonds (FSA)
   4.60%, 8/1/11              AAA     1,600      1,610
(+) Trinity, PA Area
  School District
  General Obligation
  Bonds,
  Series B (FSA)
   5.20%, 11/1/12             Aaa     1,800      1,887
(+) Tyler, TX Health
  Facilities Development Corp.,
  Series A
   5.25%, 7/1/02              Baa2      425        439
(+) Washington State
  Healthcare Facilities
  Authority Revenue
  Bonds (AMBAC)
   5.125%, 11/15/11           Aaa     1,000      1,049
West Texas Municipal
  Power Agency Revenue
  Bonds (MBIA)
   4.90%, 2/15/11             AAA     1,520      1,556

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
(+) Whatcom County, WA
  School District
  General Obligation
  Bonds
  Series A (FGIC)
   4.90%, 12/1/10             Aaa    $1,780   $  1,839
(+) Winnebago County, IL
  School District
  General
  Obligation Bonds (FSA)
   Zero Coupon, 1/1/14        Aaa     3,600      1,757
Wisconsin Housing &
  Economic Development
  Authority Home
  Ownership Revenue
  Bonds,
  Series:
  E
   5.125%, 9/1/26             AA      1,260      1,286
  H
   4.875%, 3/1/24             AA      1,325      1,354
Wisconsin State Health
  & Educational
  Facilities
  Authority Revenue Bonds
   5.625%, 2/15/12
     (AMBAC)                  AAA     1,000      1,101
  Series B (MBIA)
   4.95%, 6/1/12              AAA     1,255      1,279
------------------------------------------------------
GROUP TOTAL                                     75,984
------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (28.4%)
Federal Home Loan Mortgage
  Corporation,
  October TBA
   6.00%, 10/15/28            Agy     4,350      4,350
   6.50%, 10/15/28            Agy     5,000      5,090
  November TBA
   6.00%, 11/15/28            Agy     2,200      2,199
   6.50%, 11/25/28            Agy     1,750      1,780
Federal National
  Mortgage Association,
  October TBA
   6.50%, 10/25/28            Agy     4,800      4,881
  November TBA
   6.50%, 11/25/28            Agy     5,000      5,082
------------------------------------------------------
GROUP TOTAL                                     23,382
------------------------------------------------------
ASSET BACKED CORPORATES (0.4%)
ALPS,
  Series 96-1 DX
   12.75%, 6/15/06            BB-       336        336
------------------------------------------------------
YANKEE (3.2%)
(-)+++ Hutchison Whampoa
  Financial
   7.45%, 8/2/17              A+        325        231
Korea Development Bank
   7.375%, 9/17/04            BB+       825        648
(-) Petroliam Nasional
  Bhd.
   7.125%, 10/18/06           BBB-      315        205

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MUNICIPAL
PORTFOLIO

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
(CONT'D)                 & POOR'S)    (000)     (000)+
------------------------------------------------------
## Republic of
  Argentina,
  Series L 'Euro'
   5.50%, 3/31/23             BB     $  750   $    506
(-) Samsung Electronics
  Co.
   7.45%, 10/1/02             BB-       750        550
United Mexican States
  Par Bond, Series B
   6.25%, 12/31/19            BB        695        509
------------------------------------------------------
GROUP TOTAL                                      2,649
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $98,228)   102,351
------------------------------------------------------
CASH EQUIVALENTS (12.4%)
------------------------------------------------------
                                     SHARES
                                     ------
MONEY MARKET INSTRUMENTS (8.7%)
Dreyfus Basic Municipal Money
  Market Fund                     3,592,237      3,592
Vanguard Municipal Money
  Market Fund                     3,590,096      3,590
------------------------------------------------------
GROUP TOTAL                                      7,182
------------------------------------------------------
                                      FACE
                                     AMOUNT
                                     (000)
                                     ------
REPURCHASE AGREEMENT (3.7%)
Chase Securities, Inc. 5.40%,
  dated 9/30/98, due 10/1/98, to
  be repurchased at $3,043,
  collateralized by various U.S.
  Government Obligations, due
  10/1/98-8/31/00, valued at
  $3,073                             $3,043      3,043
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $10,225)           10,225
------------------------------------------------------
TOTAL INVESTMENTS (136.8%) (Cost $108,453)     112,576
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-36.8%)
Interest Receivable                                861
Receivable for Forward Commitments              14,319
Other Assets                                         2
Payable for Investments Purchased               (7,738)
Payable for Forward Commitments                (37,352)
Payable for Fund Shares Redeemed                    (1)
Payable for Investment Advisory Fees               (61)
Payable for Administrative Fees                     (5)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                       (3)
Payable for Daily Variation on Futures
  Contracts                                       (287)
Payable to Custodian                                (5)
Other Liabilities                                  (24)
                                              --------
                                               (30,294)
------------------------------------------------------
NET ASSETS (100%)                             $ 82,282
------------------------------------------------------

                                               VALUE
                                               (000)+
------------------------------------------------------
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 6,881,931 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                $ 82,282
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  11.96
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                               $ 79,663
Undistributed Net Investment Income (Loss)         317
Undistributed Realized Net Gain (Loss)            (478)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                          4,123
  Futures                                       (1,343)
------------------------------------------------------
NET ASSETS                                    $ 82,282
------------------------------------------------------

+      See Note A1 to Financial Statements.
++     Ratings are unaudited.
(-)    144A security. Certain conditions for public sale
        may exist.
+++    A portion of these securities was pledged to cover
        margin requirements for futures contracts.
(+)    Moody's Investors Service, Inc. rating. Security
        is not rated by Standard & Poor's Corporation.
##     Variable or floating rate security-rate disclosed
        is as of September 30, 1998.
AMBAC  American Municipal Bond Assurance Corporation
FGIC   Financial Guaranty Insurance Corporation
FSA    Financial Security Assurance
MBIA   Municipal Bond Insurance Association
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PSFG   Permanent School Fund Guarantee
TBA    Security is subject to delayed delivery. See Note
        A8 to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

PA MUNICIPAL
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (120.1%)

-------------------------------------------------------
                          ++RATINGS      FACE
                          (STANDARD    AMOUNT     VALUE
SEPTEMBER 30, 1998        & POOR'S)     (000)    (000)+
-------------------------------------------------------
MUNICIPAL BONDS (94.7%)
Aliquippa School District, PA
   Zero Coupon, 6/1/12        A       $  685    $   362
Arkansas State Development Finance
  Authority Home Mortgage Revenue
  Bonds, Series B-1
   4.90%, 7/1/29              AAA        270        275
Berks County, PA (FGIC)
   Zero Coupon
   5/15/19                    AAA      1,000        342
  +++ 11/15/20                AAA      1,250        459
Berks County, PA Solid
  Waste
  Authority (FGIC)
   6.00%, 4/1/11              AAA        170        184
Bethel Park, PA
  Municipal Sewer
  Authority Revenue
  Bonds (FGIC)
   4.75%, 9/1/12              AAA        500        505
Bradford, PA
  Area School District
  (FGIC)
   4.60%, 10/1/10             AAA        250        254
(+) Bucks County, PA Water
  & Sewer Authority
  Revenue Bonds Series B
   5.50%, 2/1/08              Aaa        170        177
Center Township, PA
  Sewer Authority
  Revenue Bonds,
  Series A (MBIA)
   Zero Coupon, 4/15/17       AAA        615        249
  Series A
   6.00%, 4/15/03             AAA        500        544
Clinton County, PA
  Industrial
  Development Authority
   6.25%, 11/15/06            BB         150        158
Delaware County, PA
  Industrial Development
  Authority Revenue
  Bonds,
  Series A
   6.50%, 1/1/08              A          200        227
Elizabeth Forward, PA
  School
  District, Series B
  (MBIA)
   Zero Coupon, 9/1/11        AAA        400        222
Erie, PA Sewer
  Authority Revenue
  Bonds,
  Series A, (AMBAC)
   5.00%, 6/1/11              AAA        455        474
Georgia State Housing &
  Financing Authority,
  Series A A2 (FHA)
   5.875%, 12/1/19            AAA        105        110

                          ++RATINGS      FACE
                          (STANDARD    AMOUNT     VALUE
                          & POOR'S)     (000)    (000)+
-------------------------------------------------------
-------------------------------------------------------
Girard Area, PA
  School District (FGIC)
   Zero Coupon
   10/1/18                    AAA     $  700    $   263
   10/1/19                    AAA        250         89
Hawaii State Housing
  Finance & Development
  Corp., Single Family
  Mortgage Revenue
  Bonds, Series A
   4.90%, 7/1/28              AA         125        127
(+) Hillsborough County,
  FL Housing & Finance
  Authority, Single
  Family Mortgage
  Revenue Bonds
   4.50%, 4/1/30              Aaa        275        282
Houston, TX Housing
  Finance & Development
  Corp., Single Family
  Mortgage Revenue
  Bonds,
  Series B-1
   8.00%, 6/1/14              A          175        190
Houston, TX Water &
  Sewer
  Systems Revenue Bonds,
  Series A (FSA)
   Zero Coupon, 12/1/22       AAA      2,150        660
(+) Idaho Housing & Finance
  Association, Single Family
  Mortgage Revenue Bonds, Series
  H-2
   5.40%, 7/1/27              Aaa        215        223
Intermountain Power
  Agency, UT,
  Series B (MBIA)
   6.50%, 7/1/09              AAA        300        358
Iowa Finance Authority
  Single
  Family Revenue Bonds,
  Series G
   4.95%, 1/1/21              AAA        200        204
Kane & De Kalb Counties,
  IL
  Unit School District
  (AMBAC)
   Zero Coupon, 12/1/09       AAA        200        123
Lehigh County, PA
  General
  Purpose Authority
  Revenue
  Bonds, Horizons Health
  Systems, Inc.,
  Series B
   8.25%, 7/1/13              N/R        250        259
(+) Lehigh County, PA
  General
  Purpose Authority
  Revenue Bonds,
  Lehigh Valley Health
  Network, Series C
  (MBIA)
   4.90%, 7/1/11              Aaa        275        281
Long Island, NY Power
  Authority Electric
  System Revenue Bonds,
  Series A (FSA)
   Zero Coupon, 12/1/15       AAA        600        267

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

PA MUNICIPAL
PORTFOLIO

                          ++RATINGS      FACE
                          (STANDARD    AMOUNT     VALUE
(CONT'D)                  & POOR'S)     (000)    (000)+
-------------------------------------------------------
Minnesota State Housing
  & Finance Agency, Single
  Family
  Mortgage Revenue
  Bonds,
  Series E
   5.05%, 7/1/24              AA+     $  460    $   475
Mobile, AL Industrial
  Development Board
  Solid Waste Disposal
  Revenue Bonds
   6.95%, 1/1/20              CCC        100         52
Montour, PA School
  District (MBIA)
   Zero Coupon, 1/1/13        AAA        300        154
Nebraska Investment
  Finance
  Authority Revenue
  Bonds,
  Series D
   5.80%, 3/1/20              AAA        245        257
(+) Nevada Housing
  Division, Series C
   5.65%, 4/1/27              Aaa        240        251
New York City, NY
  Industrial
  Development Agency
  Revenue
  Bonds (FSA)
   6.00%, 11/1/15             AAA        775        845
## New York City, NY
  General
  Obligation Inverse
  Bonds
   20.36%, 10/1/03            A-         100        170
(+) New York State
  Mortgage Agency
  Revenue Bonds,
  Series 65
   5.00%, 4/1/20              Aa2        550        567
North Carolina Housing &
  Finance Agency Revenue
  Bonds,
  Series:
  JJ
   5.75%, 3/1/23              AA         240        251
  RR
   5.00%, 9/1/22              AA         545        556
Orange County, FL
  Housing &
  Finance Authority,
  Single
  Family Mortgage
  Revenue
  Bonds, Series B
   5.10%, 9/1/27              AAA        510        521
Parkland, PA School
  District
  (FGIC)
   4.60%, 9/1/10              AAA        250        254
Penn Hills Township, PA
   Zero Coupon, 6/1/12        N/R        450        217
  Series B
   Zero Coupon, 12/1/13       N/R        500        222
Pennsylvania Convention
  Center Authority
   6.25%, 9/1/04              BBB        250        269
   6.70%, 9/1/16 (FGIC)       AAA        500        612

                          ++RATINGS      FACE
                          (STANDARD    AMOUNT     VALUE
                          & POOR'S)     (000)    (000)+
-------------------------------------------------------
Pennsylvania Housing &
  Finance Authority,
  Series:
  47
   5.20%, 4/1/27              AA+     $  375    $   387
  48
   5.375%, 10/1/16            AA+        300        311
  50A
   5.35%, 10/1/08             AA+        205        215
  51
   5.65%, 4/1/20              AA+        245        256
  52B
   5.55%, 10/1/12             AA+        495        516
  59A
   4.95%, 4/1/25              AA+        550        564
(+) Perkiomen Valley, PA
  School District
   4.70%, 2/1/09              Aaa        550        568
Philadelphia, PA
  Authority
  For Industrial
  Development
  Revenue Bonds,
  Series A
   6.50%, 10/1/27             N/R        100        109
Philadelphia, PA Gas
  Works
   5.80%, 7/1/01              BBB        200        210
Philadelphia, PA General
  Obligation, Series A
  (FGIC)
   5.125%, 5/15/03            AAA        100        105
(+) Philadelphia, PA
  Hospitals
   10.875%, 7/1/08            Aaa        130        161
(+) Philadelphia, PA
  Hospitals &
  Higher Education
  Facilities
  Authority Revenue
  Bonds
   6.15%, 7/1/05              Baa2        50         56
Philadelphia, PA School
  District Series A
  (MBIA)
   5.20%, 7/1/03              AAA        200        211
Philadelphia, PA Water &
  Wastewater Revenue
  Bonds (FGIC)
   5.15%, 6/15/04             AAA        550        581
Pittsburgh, PA General
  Obligation (AMBAC)
   6.50%, 4/1/11              AAA        260        294
Port Authority, NY & NJ
  Special Obligation
  Revenue Bonds
   7.00%, 10/1/07             N/R        250        282
Robinson Township, PA
   6.90%, 5/15/18             AAA        110        131
San Bernardino County,
  CA,
  Series A (MBIA)
   7.40%, 7/1/16              AAA        450        471
Savannah, GA Economic
  Development Authority
  Revenue Bonds
   7.40%, 4/1/26              N/R         40         45
Scranton, PA Health &
  Welfare
  Authority
   6.625%, 7/1/09             AAA        120        135

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          ++RATINGS      FACE
                          (STANDARD    AMOUNT     VALUE
                          & POOR'S)     (000)    (000)+
-------------------------------------------------------
Southeastern Area
  Schools,
  PA, Revenue Bonds
  Series:
  A
   Zero Coupon, 10/1/06       A       $  200    $   143
  B
   Zero Coupon, 10/1/06       A          390        279
Steel Valley, PA School
  District
   Zero Coupon, 11/1/11       A          430        235
(+) Trinity, PA Area
  School
  District, General
  Obligation
  Bonds Series B
   5.20%, 11/1/12             Aaa        550        576
Upper Darby Township, PA
  (AMBAC)
   Zero Coupon, 7/15/11       AAA        525        293
Washington County, West
  PA
  Power Co.
   4.95%, 3/1/03              A          150        156
Wisconsin Housing &
  Economic
  Development Authority
  Home
  Ownership Revenue
  Bonds,
  Series E
   5.125%, 9/1/26             AA         530        541
-------------------------------------------------------
GROUP TOTAL                                      21,372
-------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (21.3%)
Federal Home Loan
  Mortgage Corporation,
  October TBA
   6.00%, 10/15/28            Agy      1,275      1,275
  November TBA
   6.00%, 11/15/28            Agy      1,600      1,599
   6.50%, 11/25/28            Agy      1,250      1,272
Federal National
  Mortgage Association,
  November TBA
   6.50%, 11/25/28            Agy        650        660
-------------------------------------------------------
GROUP TOTAL                                       4,806
-------------------------------------------------------
ASSET BACKED CORPORATES (0.6%)
ALPS,
  Series 96-1 DX
   12.75%, 6/15/06            BB-        144        144
-------------------------------------------------------
YANKEE (3.5%)
(-) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17              A+         100         71
Korea Development Bank
   7.375%, 9/17/04            BB+        285        224
(-) Petroliam Nasional
  Bhd.
   7.125%, 10/18/06           BBB-       100         65

                          ++RATINGS      FACE
                          (STANDARD    AMOUNT     VALUE
                          & POOR'S)     (000)    (000)+
-------------------------------------------------------
## Republic of Argentina
  Par,
  Series L 'Euro'
   5.50%, 3/31/23             BB      $  320    $   216
United Mexican States
  Par
  Bond, Series B
   6.25%, 12/31/19            BB         295        216
-------------------------------------------------------
GROUP TOTAL                                         792
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $25,316)     27,114
-------------------------------------------------------
CASH EQUIVALENTS (1.9%)
-------------------------------------------------------
                                      SHARES
                                      -------
MONEY MARKET INSTRUMENTS (1.5%)
Dreyfus PA Municipal
  Money Market Fund                   162,822       163
Vanguard PA Tax-Free
  Money Market Fund                   172,705       173
-------------------------------------------------------
GROUP TOTAL                                         336
-------------------------------------------------------
                                         FACE
                                       AMOUNT
                                        (000)
                                      ------
REPURCHASE AGREEMENT (0.4%)
Chase Securities, Inc. 5.40%, dated
  9/30/98, due 10/1/98, to be
  repurchased at $83, collateralized by various
  U.S. Government Obligations, due
  10/1/98-8/31/00 valued at $84       $   83         83
-------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $418)                  419
-------------------------------------------------------
TOTAL INVESTMENTS (122.0%) (Cost $25,734)        27,533
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-22.0%)
Cash                                                 39
Interest Receivable                                 314
Receivable for Forward Commitments                5,982
Receivable for Fund Shares Sold                       2
Other Assets                                          1
Payable for Investments Purchased                  (497)
Payable for Forward Commitments                 (10,695)
Payable for Administrative Fees                      (2)
Payable for Investment Advisory Fees                (18)
Payable for Daily Variation Margin on Futures
  Contracts                                         (58)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                        (1)
Other Liabilities                                   (24)
                                                -------
                                                 (4,957)
-------------------------------------------------------
NET ASSETS (100%)                               $22,576
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

PA MUNICIPAL
PORTFOLIO

                                                 VALUE
(CONT'D)                                        (000)+
-------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 1,885,606 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                  $22,576
-------------------------------------------------------
NET ASSET VALUE PER SHARE                       $ 11.97
-------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                 $21,154
Undistributed Net Investment Income (Loss)          123
Undistributed Realized Net Gain (Loss)             (128)
Undistributed Appreciation (Depreciation) on:
  Investment Securities                           1,799
  Futures                                          (372)
-------------------------------------------------------
NET ASSETS                                      $22,576
-------------------------------------------------------


-----------------------------------------------------------
+      See Note A1 to Financial Statements.
++     Ratings are unaudited.
(-)    144A security. Certain conditions for public
        sale may exist.
+++    A portion of these securities was pledged to
        cover margin requirements for futures
        contracts.
(+)    Moody's Investors Service, Inc. rating.
        Security is not rated by Standard & Poor's
        Corporation.
##     Variable or floating rate security-rate
        disclosed is as of September 30, 1998.
AMBAC  American Municipal Bond Assurance Corporation
FGIC   Financial Guaranty Insurance Corporation
FSA    Financial Security Assurance
MBIA   Municipal Bond Insurance Association
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
TBA    Security is subject to delayed delivery. See
        Note A8 to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

GLOBAL FIXED INCOME
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (88.1%)

--------------------------------------------------------
                       ++RATINGS           FACE
                       (STANDARD         AMOUNT    VALUE
SEPTEMBER 30, 1998     & POOR'S)          (000)   (000)+
--------------------------------------------------------
AUSTRALIAN DOLLAR (0.9%)
Federal National Mortgage
  Association-Global
   6.50%, 7/10/02           Agy     AUD   1,050  $   652
--------------------------------------------------------
BRITISH POUND (8.8%)
Orange plc
   8.625%, 8/1/08           B+      GBP     235      379
United Kingdom Treasury
  Bills
   8.00%, 6/10/03           AAA             390      741
   8.50%, 7/16/07           AAA           2,440    5,171
--------------------------------------------------------
GROUP TOTAL                                        6,291
--------------------------------------------------------
CANADIAN DOLLAR (7.3%)
(-)@ Global Econ2 EI
   Zero Coupon,
     11/1/98                AAA          (1)600       --
(-)@ Global Econ2 PIP
   Zero Coupon,
     11/1/98                AAA          (1)600       --
Government of Canada
   7.50%, 3/1/01            AAA     CAD   3,050    2,117
   8.75%, 12/1/05           AAA           1,750    1,410
   9.75%, 6/1/21            AA+             640      661
   10.00%, 6/1/08           AAA           1,175    1,062
--------------------------------------------------------
GROUP TOTAL                                        5,250
--------------------------------------------------------
DANISH KRONE (2.8%)
Kingdom of Denmark
   8.00%, 5/15/03           AA+     DKK   3,590      648
   9.00%, 11/15/00          AA+           8,175    1,404
--------------------------------------------------------
GROUP TOTAL                                        2,052
--------------------------------------------------------
FRENCH FRANC (2.2%)
Government of France
  O.A.T.
   8.50%, 10/25/19          AAA     FRF   5,800    1,557
--------------------------------------------------------
GERMAN MARK (23.4%)
Colt Telecom Group plc
   7.625%, 7/31/08          B        DEM    675      364
## GMAC Global Bond
   3.50%, 9/25/02           A-            1,400      830
Government of Germany
  (+) 5.75%, 8/22/00        Aaa           3,100    1,933
  (+) 6.00%, 1/5/06         Aaa             640      433
   6.25%, 1/4/24            AAA           3,280    2,384
   6.50%, 7/4/27            AAA           2,790    2,099
   7.375%, 1/3/05           AAA           1,830    1,310
   7.50%, 9/9/04            AAA           2,185    1,561
   8.375%, 5/21/01          AAA           7,730    5,186

                       ++RATINGS           FACE
                       (STANDARD         AMOUNT    VALUE
                       & POOR'S)          (000)   (000)+
--------------------------------------------------------
--------------------------------------------------------
Kredit fuer Wiederaufbau
   5.00%, 1/4/09            AAA      DEM  1,125  $   712
--------------------------------------------------------
GROUP TOTAL                                       16,812
--------------------------------------------------------
GREEK DRACHMA (1.1%)
Hellenic Republic
   8.80%, 6/19/07           A       GRD 210,000      761
--------------------------------------------------------
ITALIAN LIRA (7.2%)
Republic of Italy BTPS
   9.50%, 2/1/06            AAA    ITL 3,795,000   3,049
   10.00%, 8/1/03           AA        2,830,000    2,159
--------------------------------------------------------
GROUP TOTAL                                        5,208
--------------------------------------------------------
JAPANESE YEN (3.6%)
Credit Locale de France
   6.00%, 10/31/01          AAA    JPY   75,000      639
European Investment Bank
   3.00%, 9/20/06           AAA          88,000      749
Export-Import Bank of Japan
   2.875%, 7/28/05          AAA          80,000      661
+++ International Bank
  for Reconstruction
  & Development
   6.75%, 6/18/01           AAA          64,000      548
--------------------------------------------------------
GROUP TOTAL                                        2,597
--------------------------------------------------------
SOUTH AFRICAN RAND (0.7%)
Republic of South Africa
   13.00%, 8/31/10          BBB+    ZAR   3,500      470
--------------------------------------------------------
SPANISH PESETA (1.0%)
(+) Spanish Government
   5.15%, 7/30/09           Aa2     ESP 105,000      756
--------------------------------------------------------
SWEDISH KRONA (2.0%)
Swedish Government
   6.00%, 2/9/05            AAA     SEK   5,100      701
   13.00%, 6/15/01          AA+           4,575      709
--------------------------------------------------------
GROUP TOTAL                                        1,410
--------------------------------------------------------
UNITED STATES DOLLAR (27.1%)
AGENCY FIXED RATE MORTGAGE (2.3%)
Government National Mortgage
  Association
   10.50%, 5/15/18          Tsy    $      1,513    1,685
--------------------------------------------------------
CORPORATE (12.2%)
Anthem Insurance Cos.,
 Inc., Series A
   9.00%, 4/1/27            BBB+            160      173
Associates Corp. of
  North America
   6.00%, 7/15/05           AA-             240      248

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

GLOBAL FIXED INCOME
PORTFOLIO

                       ++RATINGS           FACE
                       (STANDARD         AMOUNT    VALUE
(CONT'D)               & POOR'S)          (000)   (000)+
--------------------------------------------------------
(-) BankAmerica Institutional,
 Series A
   8.07%, 12/31/26          A-           $  350  $   377
Becton Dickinson & Co.
   7.00%, 8/1/27            A+               50       55
BT Institutional Capital
 Trust, Series A
   8.09%, 12/1/26           BBB+            425      403
(-) CBS Corp.
   7.15%, 5/20/05           BB+             200      209
Columbia/HCA Healthcare
   6.91%, 6/15/05           BBB             185      180
   7.50%, 12/15/23          BBB             125      110
Comcast Cable
  Communications
   8.375%, 5/1/07           BBB-            160      188
Cox Communications, Inc.
   6.80%, 8/1/28            A-              105      109
Continental Airlines,
  Series 98-1 A
   6.648%, 9/15/17          AA+             260      286
CSC Holdings, Inc.
   7.875%, 12/15/07         BB+             240      248
(-) Edison Mission Energy
  Funding Corp, Series B
   7.33%, 9/15/08           BBB             225      241
EOP Operating LP
   6.763%, 6/15/07          BBB             140      141
(-) Farmers Exchange Capital
   7.05%, 7/15/28           BBB+            305      307
First Chicago NBD Corp,
   Series A
   7.95%, 12/1/26           A-              200      216
First Union Institutional
  Capital I
   8.04%, 12/1/26           BBB+            275      300
Great Western Financial,
 Series A
   8.206%, 2/1/27           BBB-            130      141
(-) GS Escrow Corp.
   7.125%, 8/1/05           BB+             250      249
GTE Corp.
   6.94%, 4/15/28           A               200      213
HMH Properties,
  Series A
   7.875%, 8/1/05           BB              255      258
MCI Worldcom, Inc.
   6.95%, 8/15/28           BBB+            480      504
Nationwide Mutual Life
 Insurance Co.
   7.50%, 2/15/24           A+              300      304
News America Holdings
   8.875%, 4/26/23          BBB-            240      288
Philip Morris Cos., Inc.
   7.00%, 7/15/05           A               150      161
(-) PNC Institutional
  Capital, Series A
   7.95%, 12/15/26          BBB+            425      455
Prudential Insurance Co.
   8.30%, 7/1/25            A            $  300      353

                       ++RATINGS           FACE
                       (STANDARD         AMOUNT    VALUE
                       & POOR'S)          (000)   (000)+
--------------------------------------------------------
# Rhone-Poulenc Rorer, Inc.,
  Series 92-A 3
   8.62%, 1/5/21            BBB-            215  $   236
(-) Scotia Pacific
  Co. LLC
   7.71%, 1/20/14           BBB             410      387
TCI Communications, Inc.
   7.875%, 2/15/26          BBB-             30       35
   7.125%, 2/15/28          BBB-             75       81
Tenet Healthcare Corp.
   7.625%, 6/1/08           BB+             220      223
Time Warner Cos., Inc.
   6.95%, 1/15/28           BBB-             35       36
   7.57%, 2/1/24            BBB-             90      100
Washington Mutual
  Capital
   8.375%, 6/1/27           BBB-            100      110
World Financial
  Properties, Series
  96 WFP-D
   6.95%, 9/1/13            AA-             775      818
--------------------------------------------------------
GROUP TOTAL                                        8,743
--------------------------------------------------------
U.S. TREASURY SECURITIES (8.3%)
+++ U.S. Treasury Bond
   8.75%, 8/15/20           Tsy           1,200    1,752
U.S. Treasury Notes
   3.375%, 1/15/07
    (Inflation
      Indexed)              Tsy           1,648    1,622
   3.625%, 1/15/08
    (Inflation
      Indexed)              Tsy           1,591    1,595
   6.75%, 5/31/99           Tsy           1,000    1,013
--------------------------------------------------------
GROUP TOTAL                                        5,982
--------------------------------------------------------
YANKEE (4.3%)
(-) Alcoa Aluminio
  S.A., Series 96-1
   7.50%, 12/16/08          BBB             392      349
(-) AST Research,
  Inc.
   7.45%, 10/1/02           BB-             300      225
Empresa Nacional
  Electricidad
   7.325%, 2/1/37           A-               50       43
   7.75%, 7/15/08           A-              270      239
Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17            A+              295      210
Israel Electric Corp., Ltd.
   (-) 7.25%,
     12/15/06               A-               75       73
   7.75%, 12/15/27          A-              230      216
(-) Oil Purchase Co.
   7.10%, 4/30/02           BBB             230      225
(-) Petroliam Nasional Bhd.
   7.125%, 10/18/06         BBB-            335      218

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                       ++RATINGS           FACE
                       (STANDARD         AMOUNT    VALUE
                       & POOR'S)          (000)   (000)+
--------------------------------------------------------
Petrozuata Finance, Inc.
   8.22%, 4/1/17            BBB-         $  375  $   311
(-) Reliance Industries Ltd.,
  Series A
   8.25%, 1/15/27           BB+             250      180
Republic of Colombia
   8.70%, 2/15/16           BBB-            240      152
(-) Samsung Electronics Co.
   7.45%, 10/1/02           BB-             100       73
United Mexican States
 Par Bond, Series A
   6.25%, 12/31/19          BB              740      542
--------------------------------------------------------
GROUP TOTAL                                        3,056
--------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $61,614)      63,282
--------------------------------------------------------
PREFERRED STOCKS (2.8%)
--------------------------------------------------------
                                         SHARES
                                         ------
INDUSTRIALS (0.6%)
(-) Entertainment Properties
   14.253%                  BBB-            300      281
(-) Tier One Properties
   11.095%                  A               150      146
--------------------------------------------------------
GROUP TOTAL                                          427
--------------------------------------------------------
MORTGAGES-OTHER (2.2%)
(-)(+) Home Ownership Funding
  Corp.
   13.331%                  Aaa           1,575    1,578
--------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $1,823)               2,005
--------------------------------------------------------
CASH EQUIVALENTS (7.4%)
--------------------------------------------------------
                                           FACE
                                         AMOUNT
                                          (000)
                                        -------
REPURCHASE AGREEMENTS (7.4%)
Chase Securities, Inc. 5.40%,
  dated 9/30/98, due 10/1/98, to
  be repurchased at $1,779,
  collateralized by various U.S.
  Government Obligations, due
  10/1/98-8/31/00, valued at
  $1,797                               $  1,779    1,779
Goldman Sachs & Co. 5.00%, dated
  9/30/98, due 10/1/98, to be
  repurchased at $1,779,
  collateralized by U.S.
  Treasury Bonds, 10.375%, due
  11/15/09, valued at $1,835              1,779    1,779

                                           FACE
                                         AMOUNT    VALUE
                                          (000)   (000)+
--------------------------------------------------------
Merrill Lynch & Co., Inc. 5.00%,
  dated 9/30/98, due 10/1/98, to
  be repurchased at $1,779,
  collateralized by Federal
  National Mortgage Association
  Medium Term Note, 5.56%, due
  9/15/00, valued at $1,803            $  1,779  $ 1,779
--------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $5,337)               5,337
--------------------------------------------------------
FOREIGN CURRENCY (0.1%)
--------------------------------------------------------
Australian Dollar                    AUD     34       20
Canadian Dollar                     CAD       1        1
German Mark                          DEM     24       14
@ Italian Lira                     ITL       51       --
South African Rand                  ZAR     228       39
@ Swedish Krona                     SEK       3       --
--------------------------------------------------------
TOTAL FOREIGN CURRENCY (Cost $74)                     74
--------------------------------------------------------
TOTAL INVESTMENTS (98.4%) (Cost $68,848)          70,698
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.6%)
Cash                                                 396
Cash and Foreign Currency Held as Collateral on
  Futures Contracts (Cost $63)                        63
Dividends Receivable                                  67
Interest Receivable                                1,313
Receivable for Investments Sold                        8
Receivable for Fund Shares Sold                      158
Unrealized Gain on Forward Foreign Currency
  Contracts                                          598
Unrealized Gain on Futures Contracts                  16
Unrealized Gain on Swap Agreements                    44
Other Assets                                           3
Payable for Investments Purchased                 (1,263)
Payable for Fund Shares Redeemed                    (157)
Payable for Investment Advisory Fees                 (64)
Payable for Administrative Fees                       (5)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                         (3)
Other Liabilities                                    (38)
                                                 -------
                                                   1,136
--------------------------------------------------------
NET ASSETS (100%)                                $71,834
--------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------
NET ASSET
Applicable to 6,512,512 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                  $71,834
--------------------------------------------------------
NET ASSET VALUE PER SHARE                        $ 11.03
--------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

GLOBAL FIXED INCOME
PORTFOLIO

                                                  VALUE
(CONT'D)                                         (000)+
--------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                  $68,167
Undistributed Net Investment Income (Loss)            (8)
Undistributed Realized Net Gain (Loss)             1,139
Undistributed Appreciation (Depreciation) on:
  Investment Securities                            1,850
  Foreign Currency Transactions                      626
  Futures and Swaps                                   60
--------------------------------------------------------
NET ASSETS (100%)                                $71,834
--------------------------------------------------------


-------------------------------------------------------------
+    See Note A1 to Financial Statements.
++   Ratings are unaudited.
(-)  144A Security. Certain conditions for public sale
      may exist.
+++  A portion of these securities was pledged to cover
      margin requirements for futures contracts.
(+)  Moody's Investors Service, Inc. rating. Security is
      not rated by Standard & Poor's Corporation.
#    Step Bond-Coupon rate increases in increments to
      maturity. Rate disclosed is as of September 30,
      1998. Maturity date disclosed is the ultimate
      maturity.
##   Variable or floating rate security-rate disclosed
      is as of September 30, 1998.
(1)  Amount represents shares held by the Portfolio.
@    Value is less than $500.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERNATIONAL FIXED
INCOME PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (84.8%)

---------------------------------------------------------
                       ++RATINGS           FACE
                       (STANDARD         AMOUNT     VALUE
SEPTEMBER 30, 1998     & POOR'S)          (000)    (000)+
---------------------------------------------------------
AUSTRALIAN DOLLAR (0.8%)
Federal National Mortgage
  Association-Global
   6.50%, 7/10/02           Agy     AUD   1,960  $  1,217
---------------------------------------------------------
BRITISH POUND (13.9%)
Orange plc
   8.63%, 8/1/08            B+      GBP     505       815
United Kingdom
   Treasury Bills
   8.00%, 6/10/03           AAA           3,780     7,184
   8.50%, 7/16/07           AAA           6,090    12,906
---------------------------------------------------------
GROUP TOTAL                                       20,905
---------------------------------------------------------
CANADIAN DOLLAR (7.0%)
(-)@ Global Econ2 EI
   Zero Coupon,
     11/1/98                AAA        (1)1,400        --
(-)@ Global Econ2 PIP
   Zero Coupon,
     11/1/98                AAA        (1)1,400        --
Government of Canada
   7.50%, 3/1/01            AAA     CAD   1,175       816
   8.75%, 12/1/05           AAA           5,800     4,673
   9.75%, 6/1/21            AA+           2,700     2,789
   10.00%, 6/1/08           AAA           2,525     2,282
---------------------------------------------------------
GROUP TOTAL                                       10,560
---------------------------------------------------------
DANISH KRONE (3.9%)
Kingdom of Denmark
   8.00%, 5/15/03           AA+      DKK 15,610     2,820
   9.00%, 11/15/00          AA+          18,000     3,091
---------------------------------------------------------
GROUP TOTAL                                        5,911
---------------------------------------------------------
FINNISH MARKKA (2.5%)
Government of Finland
   9.50%, 3/15/04           AA-     FIM  15,000     3,743
---------------------------------------------------------
FRENCH FRANC (4.8%)
Government of France O.A.T.
   8.50%, 10/25/19          AAA     FRF  37,400     7,153
---------------------------------------------------------
GERMAN MARK (26.0%)
Colt Telecom Group
   plc
   7.63%, 7/31/08           B        DEM  1,450       782
## GMAC Global Bond
   3.50%, 9/25/02           A-            2,600     1,542

                       ++RATINGS           FACE
                       (STANDARD         AMOUNT     VALUE
                       & POOR'S)          (000)    (000)+
---------------------------------------------------------
---------------------------------------------------------
Government of Germany
   5.75%, 8/22/00           AAA      DEM  6,670  $  4,159
   +++ 6.25%, 1/4/24        AAA          10,090     7,334
   6.50%, 7/4/27            AAA           5,935     4,464
   7.00%, 1/13/00           AAA           2,400     1,500
   7.375%, 1/3/05           AAA           7,600     5,439
   7.50%, 9/9/04            AAA           6,025     4,303
   8.375%, 5/21/01          AAA           5,705     3,827
International Bank for
  Reconstruction &
  Development
   7.125%, 4/12/05          AAA           6,050     4,252
Kredit fuer Wiederaufbau
   5.00%, 1/4/09            AAA           2,385     1,510
---------------------------------------------------------
GROUP TOTAL                                       39,112
---------------------------------------------------------
GREEK DRACHMA (1.1%)
Hellenic Republic
   8.80%, 6/19/07 TBA       A       GRD 445,000     1,612
---------------------------------------------------------
ITALIAN LIRA (4.4%)
Republic of Italy
   BTPS
   9.50%, 2/1/06            AAA    ITL 2,655,000    2,133
   10.00%, 8/1/03           AA        5,945,000     4,535
---------------------------------------------------------
GROUP TOTAL                                        6,668
---------------------------------------------------------
JAPANESE YEN (6.5%)
+++ Credit Locale de France
   6.00%, 10/31/01          AAA    JPY  361,000     3,076
European Investment Bank
   3.00%, 9/20/06           AAA         236,000     2,010
Export-Import Bank of Japan
   2.875%, 7/28/05          AAA         420,000     3,470
+++ International Bank
  for
  Reconstruction &
  Development
   6.75%, 6/18/01           AAA         140,000     1,198
---------------------------------------------------------
GROUP TOTAL                                        9,754
---------------------------------------------------------
NETHERLANDS GUILDER (4.7%)
Netherlands
 Government
   8.25%, 2/15/07           AAA      NLG 10,350     7,126
---------------------------------------------------------
SOUTH AFRICAN RAND (0.7%)
Republic of South Africa
   13.00%, 8/31/10          BBB+    ZAR   7,250       974
---------------------------------------------------------
SPANISH PESETA (4.3%)
Spanish Government
   (+) 5.15%, 7/30/09         Aa2     ESP 218,000     1,571
   10.10%, 2/28/01          AAA         610,000     4,934
---------------------------------------------------------
GROUP TOTAL                                        6,505
---------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERNATIONAL FIXED
INCOME PORTFOLIO

                       ++RATINGS           FACE
                       (STANDARD         AMOUNT     VALUE
(CONT'D)               & POOR'S)          (000)    (000)+
---------------------------------------------------------
SWEDISH KRONA (3.0%)
Swedish Government
   6.00%, 2/9/05            AAA     SEK  16,400  $  2,253
   13.00%, 6/15/01          AA+          14,625     2,266
---------------------------------------------------------
GROUP TOTAL                                        4,519
---------------------------------------------------------
U.S. TREASURY SECURITY (1.2%)
U.S. Treasury Note
   5.875%, 11/15/05         Tsy    $      1,650     1,797
---------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $122,367)    127,556
---------------------------------------------------------
CASH EQUIVALENTS (7.0%)
---------------------------------------------------------
COMMERCIAL PAPER (2.7%)
Commerzbank AG
   5.52%, 10/16/98                        4,000     3,991
---------------------------------------------------------
REPURCHASE AGREEMENTS (4.3%)
Chase Securities, Inc. 5.40%,
  dated 9/30/98, due 10/1/98, to
  be repurchased at $2,165,
  collateralized by various U.S.
  Government Obligations, due
  10/1/98-8/31/00, valued at
  $2,187                                  2,165     2,165
Goldman Sachs & Co. 5.00%, dated
  9/30/98, due 10/1/98, to be
  repurchased at $2,165,
  collateralized by U.S.
  Treasury Bonds, 10.375%, due
  11/15/09, valued at $2,233              2,165     2,165
Merrill Lynch & Co., Inc. 5.00%,
  dated 9/30/98, due 10/1/98, to
  be repurchased at $2,165,
  collateralized by Federal
  National Mortgage Association
  Medium Term Note, 5.56%, due
  9/15/00 valued at $2,194                2,165     2,165
---------------------------------------------------------
GROUP TOTAL                                        6,495
---------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $10,486)             10,486
---------------------------------------------------------
FOREIGN CURRENCY (0.1%)
---------------------------------------------------------
Canadian Dollar                     CAD       2         2
@ Danish Krone                      DKK       1        --
@ French Franc                      FRF       1        --
German Mark                          DEM     25        15
@ Italian Lira                     ITL      111        --
Japanese Yen                       JPY    7,076        52
@ Spanish Peseta                    ESP      15        --
@ Swedish Krona                     SEK       1        --
---------------------------------------------------------
TOTAL FOREIGN CURRENCY (Cost $70)                      69
---------------------------------------------------------
TOTAL INVESTMENTS (91.9%) (Cost $132,923)         138,111
---------------------------------------------------------

                                                    VALUE
                                                   (000)+
---------------------------------------------------------
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES (8.1%)
Cash                                             $  1,708
Foreign Currency Held as Collateral on Futures
  Contracts (Cost $88)                                 88
Interest Receivable                                 3,558
Receivable for Investments Sold                    21,184
Receivable for Fund Shares Sold                       802
Unrealized Gain on Futures Contracts                  404
Unrealized Gain on Forward Foreign Currency
  Contracts                                           740
Other Assets                                            6
Payable for Investments Purchased                 (12,698)
Payable for Fund Shares Redeemed                   (3,402)
Payable for Investment Advisory Fees                 (140)
Payable for Administrative Fees                       (10)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                          (6)
Other Liabilities                                     (32)
                                                 --------
                                                   12,202
---------------------------------------------------------
NET ASSETS (100%)                                $150,313
---------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------
NET ASSETS
Applicable to 13,987,396 outstanding shares of beneficial
  interest (unlimited authorization, no par
  value)                                         $150,313
---------------------------------------------------------
NET ASSET VALUE PER SHARE                        $  10.75
---------------------------------------------------------
NET ASSETS CONSISTS OF:
Paid in Capital                                  $144,241
Undistributed Net Investment Income (Loss)         (3,237)
Undistributed Realized Net Gain (Loss)              2,829
Unrealized Appreciation (Depreciation) on:
  Investment Securities                             5,189
  Foreign Currency Transactions                       887
  Futures                                             404
---------------------------------------------------------
NET ASSETS                                       $150,313
---------------------------------------------------------

+    See Note A1 to Financial Statements.
++   Ratings are unaudited.
(-)  144A Security. Certain conditions for public sale
      may exist.
(+)  Moody's Investors Service, Inc. rating. Security
      is not rated by Standard & Poor's Corporation.
+++  A portion of these securities was pledged to cover
      margin requirements for futures contracts.
##   Variable or floating rate security-rate disclosed
      is as of September 30, 1998.
(1)  Amount represents shares held by the Portfolio.
@    Value is less than $500.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (127.9%)

------------------------------------------------------
                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
SEPTEMBER 30, 1998       & POOR'S)    (000)     (000)+
------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (56.9%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   9.50%, 12/1/22             Agy    $  395   $    431
   10.00%, 6/1/17             Agy       325        357
  Gold Pools:
   10.50%,
     5/1/19-10/1/19           Agy        85         94
   11.00%, 7/1/13             Agy        79         89
   11.50%, 3/1/13             Agy       167        190
  October TBA
   6.00%, 10/15/28            Agy     6,500      6,500
   6.50%, 10/15/28            Agy     2,000      2,036
   7.50%, 10/15/28            Agy     6,025      6,208
  November TBA
   6.00%, 11/15/28            Agy     9,925      9,920
   6.50%, 11/25/28            Agy     2,700      2,747
Federal National
  Mortgage Association,
  Conventional Pools:
   9.50%,
     8/1/21-12/1/21           Agy     1,745      1,899
   10.00%,
     2/1/21-1/1/27            Agy       262        287
   10.50%, 12/1/10            Agy        65         72
   12.00%, 8/1/12             Agy        25         29
  October TBA
   6.00%, 10/25/28            Agy     4,625      4,603
   6.50%, 10/25/28            Agy     1,200      1,220
  November TBA
   6.00%, 11/15/28            Agy     3,125      3,109
   6.50%, 11/25/28            Agy    11,250     11,433
Government National
  Mortgage Association:
  Adjustable Rate Mortgages:
   6.875%, 5/20/25 TBA        Tsy       121        123
   6.875%,
     4/20/25-6/20/25          Tsy     1,695      1,719
   7.00%,
     3/20/25-11/20/25         Tsy     2,407      2,438
  Various Pools:
   9.50%,
     11/15/16-12/15/21        Tsy     2,822      3,084
   10.00%,
     1/15/16-2/15/28          Tsy     4,882      5,391
   10.50%,
     3/15/06-2/15/18          Tsy       527        586
   11.00%,
     3/15/10-8/15/27          Tsy     1,579      1,779
   11.50%, 6/15/13            Tsy        87         99
   12.00%,
     12/15/12-5/15/14         Tsy        71         81
   12.50%, 12/15/10           Tsy        23         26
------------------------------------------------------
GROUP TOTAL                                     66,550
------------------------------------------------------
ASSET BACKED CORPORATES (21.3%)
(-) ACC Automobile
  Receivables Trust,
  Series 97-C A
   6.40%, 3/17/04             AAA       375        378
Aegis Auto Receivables
  Trust, Series 95-1 A
   8.60%, 3/20/02             N/R        28         27

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
------------------------------------------------------
AFG Receivables Trust,
  Series:
  95-A A
   6.15%, 9/15/00             A      $  101   $    101
  96-B A
   6.60%, 4/15/01             A         100        100
  97-A A
   6.35%, 10/15/02            AAA       211        213
Americredit Automobile
  Receivables Trust,
  Series:
  96-B A
   6.50%, 1/12/02             AAA       126        127
  ## 98-B A2
   5.675%, 6/12/01            N/R       625        625
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03            AAA       360        366
  97-D A3
   6.20%, 5/15/03             AAA       725        735
  98-A A3
   5.90%, 11/15/02            AAA       550        554
Associates Manufactured
  Housing Pass Through
  Certificates,
  Series 97-1 A3
   6.60%, 6/15/28             AAA       650        654
Case Equipment
  Loan Trust,
  Series:
  95-A A
   7.30%, 3/15/02             AAA        19         19
  95-A B
   7.65%, 3/15/02             A          52         53
Chevy Chase Auto
  Receivables Trust,
  Series:
  97-4 A
   6.25%, 6/15/04             AAA       298        301
  98-1 A
   5.97%, 10/20/04            AAA       467        470
(+)## Citibank Credit
  Card Master Trust I
  Series 98-7 A
   5.60%, 5/15/02             Aaa       850        850
## Contimortgage Home
  Equity Loan Trust,
  Series 98-2 A2B PAC(11)
   5.62%, 3/15/13             AAA       700        699

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
(CONT'D)                 & POOR'S)    (000)     (000)+
------------------------------------------------------
CPS Auto Grantor Trust,
  Series:
  96-3 A
   6.30%, 8/15/02             AAA    $  221   $    222
  97-2 A
   6.65%, 10/15/02            AAA       326        329
  98-1 A
   6.00%, 8/15/03             AAA       861        866
(-) Credit Card
  Receivables
  Trust, Series 98-IA A
   6.478%, 12/22/04           AAA       267        273
Daimler Benz Auto Grantor
  Trust, Series 97-A A
   6.05%, 3/31/05             AAA       202        203
(-) Federal Mortgage
  Acceptance Corp.,
  Loan Receivables
  Trust,
  Series:
  96-B A1
   7.629%, 11/1/18            A          90         91
  97-A A
   7.35%, 4/15/19             AAA       336        355
First Merchants Auto
  Receivables Corp.,
  Series:
  96-C A2
   6.15%, 7/15/01             AAA       325        326
  (-) 97-2 A1
   6.85%, 11/15/02            AAA       288        290
First Plus Home Loan
  Trust,
  Series:
  96-4 A3
   6.28%, 3/10/09             AAA       250        250
  98-4 A1
   5.65%, 10/12/09            AAA       676        674
First Security Auto Grantor
  Trust,
  Series:
  97-B A
   6.10%, 4/15/03             AAA       336        339
  98-A A
   5.97%, 4/15/04             AAA     1,012      1,025
Fleetwood Credit Corp.,
  Series 92-A A
   7.10%, 2/15/07             AAA       410        411
Ford Credit Auto
  Owner Trust,
  Series:
  96-A A3
   6.50%, 11/15/99            AAA       105        105
  96-B
   6.55%, 2/15/02             A         175        177
  97-B A3
   6.05%, 4/15/01             AAA       600        604
General Motors
  Acceptance Corp.,
  Series 97-A A
   6.50%, 4/15/02             AAA       635        641

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
General Electric Home
  Equity Loan
  Asset-Backed Certificates,
  Series 91-1 B
   8.70%, 9/15/11             AAA    $  375   $    378
(-) Global Rated
  Eligible Asset
  Trust, Series 98-A A1
   7.45%, 3/15/06             A         354        361
Green Tree Lease
  Finance, Series 97-1
  A3
   6.17%, 9/20/05             AAA       407        410
Greenwich Capital
  Acceptance, Inc.,
  Series 95-B A1
   6.00%, 8/10/20             AAA       109        109
(-) Health Care
  Receivables
  Securitization
  Program, Series 97-1
  A
   6.815%, 7/1/01             N/R       250        255
Honda Auto Receivables
  Grantor Trust,
  Series:
  97-A A
   5.85%, 2/15/03             AAA       335        337
  97-B A
   5.95%, 5/15/03             AAA       386        388
IBM Credit Receivables
  Lease Asset Master Trust,
  Series 93-1 A
   4.55%, 11/15/00            AAA        19         19
(-) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series:
  97-1 A
   6.85%, 10/25/03            AAA       239        240
  97-2 A
   6.69%, 9/25/04             AAA       179        180
  98-1 A
   6.19%, 1/25/05             AAA       225        225
MMCA Automobile Trust,
  Series 97-1 A3
   6.08%, 5/15/01             AAA       375        377
Navistar Financial
  Corp. Owner Trust,
  Series 97-B A3
   6.20%, 3/15/01             AAA       545        548
Nissan Auto Receivables
  Grantor Trust, Series
  97-A A
   6.15%, 2/15/03             AAA       536        540
Old Stone Credit Corp.
  Home Equity Trust,
  Series 92-3 B1
   6.35%, 9/25/07             AAA        39         40

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
Olympic Automobile
  Receivables Trust,
  Series:
  94-A A
   5.65%, 1/15/01             AAA    $   48   $     48
  94-B B
   6.95%, 6/15/01             AAA       108        108
  94-B A2
   6.85%, 6/15/01             AAA        33         33
Onyx Acceptance
  Grantor Trust,
  Series:
  97-2 A
   6.35%, 10/15/03            AAA       394        398
  97-3 A
   6.35%, 1/15/04             AAA       246        249
Premier Auto Trust,
  Series 95-4 A4
   6.00%, 5/6/00              AAA       251        251
(-) Rental Car Finance
  Corp., Series 97-1 A2
   6.45%, 8/25/05             AA        450        464
(+) Residential Funding
  Mortgage Securities
  Co., Inc., Series
  98-HI2 A1
   5.696%, 2/25/10            Aaa       682        681
(-) Team Fleet
  Financing Corp.,
  Series:
  97-1A
   7.35%, 5/15/03             A-        300        314
  98-3A
   6.13%, 10/25/04            AA        425        435
Union Acceptance Corp.,
  Series:
  96-B A
   6.45%, 7/9/03              AAA       451        454
  96-C A2
   6.51%, 11/8/02             AAA       800        804
  97-A A2
   6.375%, 10/8/03            AAA       725        734
  97-B A2
   6.70%, 6/8/03              AAA       550        560
USAA Auto Loan Grantor
  Trust, Series 97-1 A
   6.00%, 5/15/04             AAA       345        346
WFS Financial Owner
  Trust, Series 97-C A3
   6.10%, 3/20/02             AAA       770        774
World Omni Automobile
  Lease Securitization Corp.,
  Series 97-B A2
   6.08%, 11/15/03            AAA       400        402
------------------------------------------------------
GROUP TOTAL                                     24,915
------------------------------------------------------

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
 AGENCY COLLATERAL SERIES (5.3%)
Federal Home Loan
  Mortgage Corporation,
  Series:
  ## 1386-D REMIC
   6.125%, 10/15/07           Agy    $  416   $    418
  1632-SA Inv Fl REMIC
   5.443%, 11/15/23           Agy        65         63
  ## 1710-D REMIC
   6.075%, 6/15/20            Agy       659        664
  ## 2030-F REMIC
   6.09%, 2/15/28             Agy       697        703
  ## 2054-FC REMIC
   5.99%, 5/15/28             Agy       500        505
Federal National
  Mortgage Association,
  Series:
  ## 94-50 FD REMIC
   6.138%, 3/25/24            Agy       353        354
  96-14 PC PO
   12/25/23                   Agy        23         22
  96-54 O PO
   11/25/23                   Agy        18         16
  ## 97-13 SB IO
   2.313%, 9/16/27            Agy     3,750        395
  ## 97-24 FG REMIC
   6.238%, 9/18/22            Agy       171        172
  ## 97-43 FM REMIC
   6.188%, 7/18/27            Agy       266        268
  ## 97-70 FA REMIC,
    PAC (11)
   6.138%, 7/18/20            Agy       190        191
  ## 97-76 FM
   6.138%, 9/17/27            Agy       307        310
  ## 98-22 FA REMIC
   5.99%, 4/18/28             Agy     1,558      1,563
  191 IO
   8.00%, 1/1/28              Agy       784        100
  291 2 IO
   8.00%, 11/1/27             Agy     1,395        176
## Government National
  Mortgage Association
  Series 97-13 F
   6.188%, 9/16/27            Tsy       317        319
------------------------------------------------------
GROUP TOTAL                                      6,239
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
(CONT'D)                 & POOR'S)    (000)     (000)+
------------------------------------------------------
COMMERCIAL MORTGAGES (4.7%)
(+) American Southwest
  Financial Securities
  Corp., Series 95-C1
  A1B
   7.40%, 11/17/04            Aaa    $   50   $     52
Asset Securitization Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27             AAA       138        148
  95-MD4 A1
   7.10%, 8/13/29             AAA       693        736
  96-MD6 A1B
   6.88%, 11/13/26            AAA       250        264
  96-MD6 A1C
   7.04%, 11/13/26            AAA       100        108
  (+)## 97-D5 PS1 IO
   1.571%, 2/14/41            Aaa     2,029        209
(-) Carousel Center
  Finance, Inc.,
  Series 1 C
   7.527%, 11/15/07           BBB+       72         74
(-) DLJ Mortgage
  Acceptance Corp.,
  Series:
  96-CF2 A1B
   7.29%, 11/12/21            AAA        85         91
  ## 96-CF2 S IO
   1.638%, 11/12/21           N/R       616         45
  97-CF1 S IO
   1.093%, 3/15/17            AAA     1,281         76
(+) First Union-Lehman
  Brothers Commercial
  Mortgage, Series
  97-C1 A2
   7.30%, 12/18/06            Aaa       375        406
(-) Forum Finance
   7.125%, 5/15/04            AA        250        267
(+) GMAC Commercial
  Mortgage Securities, Inc.,
  Series:
  97-C1 A2
   6.853%, 9/15/06            Aaa       500        531
  ## 97-C2 X IO
   1.214%, 4/15/27            Aaa     3,626        257
(+) GS Mortgage Securities
  Corp. II,
  Series:
  97-GL A2D
   6.94%, 7/13/30             Aaa       350        377
  ## 97-GL X2 IO
   1.068%, 7/13/30            Aaa       991         49
(+)## LB Commercial
  Conduit Mortgage
  Trust, Series 96-C2 A
   7.428%, 10/25/26           Aaa        92        100
Lehman Large Loan,
  Series 97-LLI A1
   6.79%, 6/12/04             AAA       539        578

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
## Merrill Lynch
  Mortgage Investors,
  Inc.,
  Series:
  95-C1 IO
   2.165%, 5/25/15            N/R    $2,238   $    102
  96-C2 IO
   1.541%, 11/21/28           N/R       435         35
(+) Midland Realty
  Acceptance
  Corp., Series 96-C2 A2
   7.233%, 1/25/29            Aaa       100        107
Mortgage Capital
  Funding, Inc.,
  Series:
  95-MC1 A1B
   7.60%, 5/25/27             AAA       126        130
  (+) 97-MC1 A3
   7.288%, 7/20/27            Aaa       375        406
(-) Park Avenue Finance
  Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07             N/R       194        210
(+) Salomon Brothers
  Mortgage Securities,
  Series 97-TZH A2
   7.174%, 3/24/22            Aa2       150        160
------------------------------------------------------
GROUP TOTAL                                      5,518
------------------------------------------------------
FINANCE (14.9%)
American General
  Finance
  Corp., Series D
   6.35%, 9/19/00             A+        270        276
(-) Anthem Insurance Cos., Inc.,
  Series A
   9.00%, 4/1/27              BBB+      225        243
Associates Corp. of
  North America
   6.00%, 4/15/03             AA-        70         72
   6.00%, 7/15/05             AA-       270        279
  Series H
   6.73%, 3/27/03             AA-       475        500
(-) BankAmerica
  Institutional, Series
  A
   8.07%, 12/31/26            A-        455        490
Bankers Trust New York
  Corp.
   6.625%, 7/30/99            A         150        150
Beneficial Corp.,
  Series:
  H
   6.575%, 12/16/02           A         175        182
  I
   6.27%, 7/9/01              A         450        460
(-) BT Institutional
  Capital
  Trust, Series A
   8.09%, 12/1/26             BBB+      500        474
Caterpillar Financial Services
  Corp.
  Series F
   5.97%, 3/3/03              A         870        890

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
Chase Manhattan Bank
   5.875%, 8/4/99             A+     $  575   $    578
Chrysler Financial
  Corp.
   6.375%, 1/28/00            A         200        203
   6.62%, 6/16/00             A         325        333
Chubb Corp.
   6.15%, 8/15/05             AA+       655        691
CIT Group Holdings
   6.375%, 10/1/02            AA-       400        415
Countrywide Funding
  Corp.
  Series:
  A
   7.32%, 8/15/00             A         175        181
  B
   6.55%, 4/14/00             A         175        178
  D
   6.05%, 3/1/01              A          75         76
(-) EOP Operating LP
   6.763%, 6/15/07            BBB       370        373
Equifax, Inc.
   6.30%, 7/1/05              A-        460        482
Equitable Companies,
  Inc.
   6.50%, 4/1/08              A         245        259
(-) Equitable Life
  Assurance Society of
  the U.S., Series 1A
   6.95%, 12/1/05             A         250        268
Farmers Exchange
  Capital
   7.05%, 7/15/28             BBB+      330        332
(-) Farmers Insurance
  Exchange
   8.625%, 5/1/24             BBB+      300        358
(-) First Chicago NBD
  Corp., Series A
   7.95%, 12/1/26             A-        425        458
(-) First Hawaiian
  Bank, Series A
   6.93%, 12/1/03             A         350        370
First Union
  Institutional
  Capital, Series I
   8.04%, 12/1/26             BBB+      400        436
(-) Florida Property &
  Casualty
   7.375%, 7/1/03             A-        125        135
   7.45%, 7/1/04              A         100        108
(-) Florida Windstorm
   6.70%, 8/25/04             A-        350        368
Ford Motor Credit Corp.
   6.125%, 4/28/03            A       1,031      1,068
General Motors Acceptance
  Corp., Medium Term Note
   6.65%, 5/24/00             A         100        103
   6.75%, 6/10/02             A         575        602
Great Western
  Financial, Inc.,
  Series A
   8.60%, 2/1/02              BBB+      195        213
   8.206%, 2/1/27             BBB-      235        254
Homeside Lending, Inc.
   6.875%, 6/30/02            A+        441        459

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
Household Finance Corp.
   6.08%, 3/8/06              A      $  380   $    383
(-) Hyatt Equities LLC
   7.00%, 5/15/02             BBB+      635        663
International Lease
  Finance Corp
   6.00%, 5/15/02             A+        610        624
Lehman Brothers
  Holding Corp.
   6.50%, 7/18/00             A         375        370
   6.625%, 11/15/00           A         100         99
(-) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23             AA-       325        332
PNC Institutional
  Capital, Series A
   7.95%, 12/15/26            BBB+      300        321
(-) Prime Property
  Funding II
   6.80%, 8/15/02             A         490        500
   7.00%, 8/15/04             A         120        124
(-) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13              AA-       246        261
  96 WFP-D
   6.95%, 9/1/13              AA-       350        369
------------------------------------------------------
GROUP TOTAL                                     17,363
------------------------------------------------------
FLOATING RATE NOTES (1.5%)
## Student Loan
  Marketing
  Association,
  Series:
  95-1 A1
   5.702%, 4/26/04            AAA       523        520
  96-1 A1
   5.317%, 7/26/04            AAA     1,172      1,167
------------------------------------------------------
GROUP TOTAL                                      1,687
------------------------------------------------------
INDUSTRIALS (4.9%)
Becton, Dickinson & Co.
   6.70%, 8/1/28              A+        330        349
Columbia/HCA Healthcare
   6.41%, 6/15/00             BBB       210        208
Comdisco, Inc., Series G,
   6.29%, 6/30/03             BBB+      395        406
Cox Communications,
  Inc.
   6.80%, 8/1/28              A-        130        135
(-) EES Coke Battery
  Co., Inc.
   7.125%, 4/15/02            BBB       170        172
Lafarge Corp.
   6.375%, 7/15/05            A-        300        315
Neiman Marcus Group,
  Inc.
   6.65%, 6/1/08              BBB       450        467
News America, Inc.
   6.625%, 1/9/08             BBB-      520        533
Philip Morris Cos.,
  Inc.
   6.375%, 2/1/06             A          55         57
   7.00%, 7/15/05             A         185        199

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
(CONT'D)                 & POOR'S)    (000)     (000)+
------------------------------------------------------
(-) Scotia Pacific Co.,
  LLC
   6.55%, 1/20/07             A      $  475   $    489
Sears Roebuck
  Acceptance Corp.
   6.86%, 8/6/01              A-         70         73
Time Warner Cos., Inc.
   6.95%, 1/15/28             BBB-      185        192
   7.57%, 2/1/24              BBB-      445        494
United Technologies
  Corp.
   6.70%, 8/1/28              A+        655        695
USA Waste Services
   7.00%, 7/15/28             BBB+      520        528
Williams Cos., Inc.
   6.20%, 8/1/02              BBB-      380        389
------------------------------------------------------
GROUP TOTAL                                      5,701
------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.1%)
## Resolution Trust
  Corp., Series 92-5 C
   8.613%, 1/25/26            AA         62         62
------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES- AGENCY COLLATERAL
  SERIES (0.2%)
Federal National
  Mortgage Association
  Series:
  ## 93-M2 B IO
   2.597%, 11/25/23           Agy       525          8
  96-20 E PO
   11/25/22                   Agy       250        229
------------------------------------------------------
GROUP TOTAL                                        237
------------------------------------------------------
TAXABLE MUNICIPAL (0.3%)
New York State Power
  Authority Revenue Bonds
  Series B
   6.11%, 2/15/11             AA-       400        413
------------------------------------------------------
TELEPHONES (2.1%)
Comcast Cable Communications
   8.375%, 5/1/07             BBB-      255        300
GTE Corp.
   6.94%, 4/15/28             A         760        810
MCI WorldCom, Inc.
   6.50%, 4/15/10             BBB+      600        638
   6.95%, 8/15/28             BBB+      165        173
TCI Communications,
  Inc.
   6.375%, 5/1/03             BBB-      520        544
------------------------------------------------------
GROUP TOTAL                                      2,465
------------------------------------------------------

                         ++RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)+
------------------------------------------------------
TRANSPORTATION (0.9%)
Burlington Northern
  Santa Fe
   6.70%, 8/1/28              BBB    $  425   $    433
Continental Airlines,
  Series 98-1 A
   6.648%, 9/15/17            AA+       515        568
------------------------------------------------------
GROUP TOTAL                                      1,001
------------------------------------------------------
U.S. TREASURY SECURITIES (11.3%)
U.S. Treasury Notes
   3.375%, 1/15/07
     (Inflation
     Indexed)                 Tsy     2,524      2,484
   3.625%, 7/15/02
     (Inflation
     Indexed)                 Tsy     5,579      5,599
  +++ 6.375%, 3/31/01         Tsy     4,200      4,396
   6.875%, 7/31/99            Tsy       750        763
------------------------------------------------------
GROUP TOTAL                                     13,242
------------------------------------------------------
UTILITIES (0.1%)
(-) Edison Mission
  Energy Funding Corp.,
  Series B
   7.33%, 9/15/08             BBB       100        107
------------------------------------------------------
YANKEE (3.4%)
(-) Alcoa Aluminio
  S.A., Series 96-1
   7.50%, 12/16/08            BBB       377        336
(-) AST Research, Inc.
   7.45%, 10/1/02             BB-       300        225
Empresa Nacional Electridad
   7.75%, 7/15/08             A-        415        367
(-) Hutchison Whampoa
  Financial, Series B
   7.45%, 8/1/17              A+        285        202
(-) Israel Electric
  Corp., Ltd.
   7.25%, 12/15/06            A-         60         59
   7.75%, 12/15/27            A-        265        249
(-) Oil Enterprises
  Ltd.
   6.239%, 6/30/08            AAA       530        537
(-) Oil Purchase Co.
   7.10%, 4/30/02             BBB       230        225
(-) Petroliam Nasional
  Bhd.
   7.125%, 10/18/06           BBB-      325        211
(-) Petrozuata Finance,
  Inc.
   8.22%, 4/1/17              BBB-      580        481
(-) Ras Laffan
  Liquified Natural Gas
  Co.
   7.628%, 9/15/06            BBB+      560        497
   8.294%, 3/15/14            BBB+      365        304
Sony Corp.
   6.125%, 3/4/03             A         325        333
------------------------------------------------------
GROUP TOTAL                                      4,026
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $148,105)                                    149,526
------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         ++RATINGS
                         (STANDARD               VALUE
                         & POOR'S)   SHARES     (000)+
------------------------------------------------------
PREFERRED STOCK (0.6%)
------------------------------------------------------
MORTGAGE-OTHER (0.6%)
(-)(+) Home Ownership
  Funding Corp.
   13.331% (Cost $583)        Aaa       650   $    651
------------------------------------------------------
INTEREST RATE CAP (0.0%)-SEE NOTE A6
------------------------------------------------------
                                       FACE
                                     AMOUNT
                                      (000)
                                     ------
@ Bankers Trust Co.
  terminating 10/15/99,
  to receive on
  10/15/99, the excess,
  as measured on
  10/15/98, of 12 month
  LIBOR over 6.34%
  multiplied by the
  notional amount.
  (Premium Paid $85)                 $25,000        --
------------------------------------------------------
CASH EQUIVALENTS (12.5%)
------------------------------------------------------
COMMERCIAL PAPER (9.4%)
Canadian Imperial Bank Holdings
   5.52%, 10/7/98                     2,000      1,998
CIT Group Holdings
   5.51%, 10/13/98                    3,000      2,995
First Chicago Finance
   5.52%, 10/2/98                     3,000      3,000
Suntrust Corp.
   5.51%, 10/9/98                     3,000      2,996
------------------------------------------------------
GROUP TOTAL                                     10,989
------------------------------------------------------
REPURCHASE AGREEMENT (3.1%)
Chase Securities, Inc. 5.40%,
  dated 9/30/98, due 10/1/98, to
  be repurchased at $3,672,
  collateralized by various U.S.
  Government Obligations, due
  10/1/98-8/31/00, valued at
  $3,708                              3,671      3,671
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $14,660)           14,660
------------------------------------------------------
TOTAL INVESTMENTS (141.0%) (Cost $163,433)     164,837
------------------------------------------------------

                                               VALUE
                                               (000)+
------------------------------------------------------
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-41.0%)
Cash                                          $    104
Dividends Receivable                                22
Interest Receivable                              1,096
Receivable for Investments Sold                     25
Receivable for Forward Commitments              35,562
Unrealized Gain on Swap Agreements                 248
Other Assets                                         2
Payable for Investments Purchased               (1,950)
Payable for Forward Commitments                (82,772)
Payable for Fund Shares Redeemed                   (50)
Dividends Payable                                   (3)
Payable for Investment Advisory Fees              (121)
Payable for Administrative Fees                     (8)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                       (2)
Payable for Daily Variation on Futures
  Contracts                                        (31)
Other Liabilities                                  (68)
                                              --------
                                               (47,946)
------------------------------------------------------
NET ASSETS (100%)                             $116,891
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 10,944,175 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                $116,891
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  10.68
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                               $111,702
Undistributed Net Investment Income (Loss)       1,816
Undistributed Realized Net Gain (Loss)           1,773
Unrealized Appreciation (Depreciation) on:
  Investment Securities                          1,404
  Futures and Swaps                                196
------------------------------------------------------
NET ASSETS                                    $116,891
------------------------------------------------------

+      See Note A1 to Financial Statements.
++     Ratings are unaudited.
(-)    144A security. Certain conditions for public sale
        may exist.
+++    A portion of these securities was pledged to cover
        margin requirements for futures contracts.
(+)    Moody's Investors Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
##     Variable or floating rate security-rate disclosed
        is as of September 30, 1998.
@      Value is less than $500.
Inv    Inverse Floating Rate-Interest rate fluctuates with
  Fl    an inverse relationship to an associated interest
        rate. Indicated rate is the effective rate at
        September 30, 1998.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note
        A8 to Financial Statements.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-MARKET FIXED
INCOME PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (92.8%)

-------------------------------------------------------
                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
SEPTEMBER 30, 1998     & POOR'S)      (000)      (000)+
-------------------------------------------------------
U.S. FIXED INCOME (53.5%)
-------------------------------------------------------
FIXED INCOME SECURITIES (53.5%)
-------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (20.4%)
Federal Home Loan Mortgage
 Corporation Conventional
 Pools:
   11.00%, 5/1/20           Agy    $    466  $      521
  October TBA
   6.00%, 10/15/28          Agy      10,800      10,800
  November TBA
   6.00%, 11/15/28          Agy       3,875       3,873
Federal National Mortgage
 Association Conventional
 Pools:
   9.50%, 7/1/16            Agy          14          16
   10.00%,
     10/1/16-4/1/27         Agy         714         784
  October TBA
   6.50%, 10/25/28          Agy       3,200       3,254
Government National
 Mortgage Association
  Various Pools:
   10.50%, 2/15/20          Tsy         479         534
-------------------------------------------------------
GROUP TOTAL                                      19,782
-------------------------------------------------------
ASSET BACKED CORPORATES (1.3%)
Advanta Mortgage Loan
  Trust, Series 97-3
  A2
   6.61%, 4/25/12           AAA          95          95
Arcadia Automobile
  Receivables Trust,
  Series 97-C A4
   6.375%, 1/15/03          AAA         115         117
CIT Group Home Equity
  Loan Trust,
  Series 97-1 A3
   6.25%, 9/15/11           AAA          90          91
(-) Commercial
  Financial Services,
  Inc.,
  Series 97-5 A1
   7.72%, 6/15/05           A            92          94
(-) Credit Card
  Receivables Trust,
  Series 98-IA A
   6.478%, 12/22/04         AAA         194         199
First Plus Home Loan
  Trust,
  Series:
  97-3 A2
   6.48%, 9/10/08           AAA         100         100
  97-3 A3
   6.57%, 10/10/10          AAA         100         100

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)+
-------------------------------------------------------
-------------------------------------------------------
Honda Auto Receivables
 Grantor Trust,
  Series 97-A A
   5.85%, 2/15/03           AAA         123         123
(-) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04           AAA    $     65  $       65
(-) Securitized
  Multiple Asset
  Rated Trust, Series
  97-6 A1
   7.71%, 4/15/06           A           141         144
Security Pacific Home
  Equity Trust,
  Series 91-A B
   10.50%, 3/10/06          A+            5           5
WFS Financial Owner
  Trust, Series 97-C
  A3
   6.10%, 3/20/02           AAA         130         131
-------------------------------------------------------
GROUP TOTAL                                       1,264
-------------------------------------------------------
ASSET BACKED MORTGAGES (0.1%)
Cityscape Home Equity
  Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26          N/R       1,044          24
  96-3 A YMA
   10/25/26                 N/R         994           1
Contimortgage Home
  Equity Loan Trust,
  Series:
  96-4 A11 I IO
   1.10%, 1/15/28           AAA         843          21
  (-) 96-4 A11 I YMA
   1/15/28                  AAA       1,002           1
  96-4 A12 I IO
   1.05%, 1/15/28           AAA         228           6
  sec.@ 96-4 A12 I
    YMA
   1/15/28 (acquired
   10/10/97, cost $1)       AAA         219          --
  97-1 A10 I IO
   1.10%, 3/15/28           AAA         840          22
  (-) 97-1 A10 I YMA
   3/15/28                  N/R       1,195           2
-------------------------------------------------------
GROUP TOTAL                                          77
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
  SERIES (0.2%)
Federal Home Loan
  Mortgage
  Corporation,
  Series:
  1398-I Inv Fl REMIC
   14.14%, 10/15/07         Agy          20          26
  1415-S Inv Fl IO
   19.125%, 11/15/07        Agy          19           7

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)+
-------------------------------------------------------
  1476-S Inv Fl IO
    REMIC PAC
   4.339%, 2/15/08          Agy    $    188  $       16
  1485-S Inv Fl IO
    REMIC
   3.975%, 3/15/08          Agy         170          12
  1600-SA Inv Fl IO
    REMIC
   2.375%, 10/15/08         Agy         365          18
  1950-SC Inv Fl IO
   2.375%, 10/15/22         Agy          10           1
Federal National
  Mortgage
  Association,
  Series:
  90-118 S Inv Fl
   28.579%, 9/25/20         Agy           7          11
  92-186 S Inv Fl IO
   3.339%, 10/25/07         Agy         352          23
  96-14 PC PO
   12/25/23                 Agy           9           9
  96-54 O PO
   11/25/23                 Agy           9           8
  96-68 SC Inv Fl IO
    REMIC
   2.413%, 1/25/24          Agy          90          11
  @ 97-30 Inv Fl IO
    REMIC
   2.313%, 7/25/22          Agy           5          --
  G92-53 S Inv Fl IO
    REMIC
   32.063%, 9/25/22         Agy          16          11
Government National
  Mortgage
  Association
  Series:
  96-12 S Inv Fl IO
    REMIC
   2.813%, 6/16/26          Tsy          12           1
  @ 96-13 S Inv Fl IO
    REMIC
   3.65%, 7/16/11           Tsy           7          --
  @ 96-17 S Inv Fl IO
    REMIC
   2.863%, 8/16/26          Tsy           6          --
(+)Kidder Peabody
  Mortgage Assets
  Trust,
  Series:
  @ 87-B A1 PO
   4/22/18                  Aaa           1          --
  @ 87-B A2 IO
   9.50%, 4/22/18           Aaa           1          --
-------------------------------------------------------
GROUP TOTAL                                         154
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY
  COLLATERAL SERIES (0.1%)
American Housing
  Trust,
  Series V 1G
   9.125%, 4/25/21          AAA          39          41

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)+
-------------------------------------------------------
## Kidder Peabody
  Funding Corp.,
  Series 92-4 B2
   8.285%, 5/28/22          N/R    $     29  $       28
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03           AAA          19          21
Prudential Home
  Mortgage Securities
  Co., Inc., Series
  90-5 A3
   9.50%, 5/25/05           AAA           1           1
Rural Housing Trust,
  Series 87-1 B1
  REMIC
   3.33%, 10/1/28           A-           22          21
-------------------------------------------------------
GROUP TOTAL                                         112
-------------------------------------------------------
COMMERCIAL MORTGAGES (1.5%)
(+) American Southwest
  Financial
  Securities Corp.,
  Series 95-C1 A1B
   7.40%, 11/17/04          Aaa          60          62
Asset Securitization
  Corp.,
  Series 96-MD6 A1C
   7.04%, 11/13/26          AAA          60          64
(-) Crystal Run
  Properties, Inc.,
  Series 1-A
   7.393%, 8/15/11          AA          100         107
DLJ Mortgage
  Acceptance Corp.,
  Series:
  ## 95-CF2 S2 IO
   1.642%, 12/17/27         BBB         360          27
  (-) 96-CF2 A1B
   7.29%, 11/12/21          AAA          15          16
  (-)## 96-CF2 S IO
   1.638%, 11/12/21         N/R         285          20
  (-) 97-CF1 S IO
   1.097%, 3/15/17          AAA         553          33
(+) GMAC Commercial
  Mortgage
  Securities, Inc.,
  Series:
  ## 96-C1 X2 IO
   1.916%, 3/15/21          Aaa         259          19
  97-C1 A2
   6.853%, 9/15/06          Aaa         115         122
  ## 97-C2 X IO
   1.273%, 4/15/27          Aaa       2,287         162
(+) GS Mortgage
  Securities
  Corp. II,
  Series 97-GL A2D
   6.94%, 7/13/30           Aaa         115         124

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-MARKET FIXED
INCOME PORTFOLIO

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
(CONT'D)               & POOR'S)      (000)      (000)+
-------------------------------------------------------
(+)## LB Commercial
  Conduit Mortgage
  Trust,
  Series:
  96-C2 A
   7.428%, 10/25/26         Aaa    $     92  $      100
  @ 98-C1 IO
   1.198%, 2/18/28          Aaa           2          --
## Merrill Lynch
  Mortgage Investors,
  Inc.,
  Series 96-C2 IO
   1.541%, 11/21/28         N/R         296          24
(+) Midland Realty
  Acceptance Corp.,
  Series 96-C2 A2
   7.233%, 1/25/29          Aaa          50          54
Mortgage Capital
  Funding, Inc.,
  Series:
  95-MC1 A1B
   7.60%, 5/25/27           AAA          84          87
  (+) 97-MC1 A3
   7.288%, 7/20/27          Aaa         105         114
Nomura Asset
  Securities Corp.,
  Series 94-MD1 A3
   8.026%, 3/15/18          N/R          35          37
(+) Park Avenue
  Finance Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07           N/R          97         105
(+) Salomon Brothers
  Mortgage
  Securities,
  Series 97-TZH A2
   7.174%, 3/24/22          Aa2         100         107
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.447%, 2/25/28          N/R         402          22
  96-CFL X1A IO
   1.337%, 2/25/28          N/R         349           7
  96-CFL X2 IO
   1.169%, 2/25/28          N/R          97           2
-------------------------------------------------------
GROUP TOTAL                                       1,415
-------------------------------------------------------
FINANCE (3.5%)
(-) Anthem Insurance
  Cos., Inc., Series
  A
   9.00%, 4/1/27            BBB+        130         141
Associates Corp. of
  North America
   6.00%, 7/15/05           AA-         305         315
(-) BT Institutional
  Capital Trust,
  Series A
   8.09%, 12/1/26           BBB+        360         341
First Union
  Institutional
  Capital,
  Series I
   8.04%, 12/1/26           BBB+        180         196

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)+
-------------------------------------------------------
(-) Florida Property
  & Casualty
   7.375%, 7/1/03           A-     $    100  $      108
(-) Florida Windstorm
   6.70%, 8/25/04           A-          505         531
Great Western
  Financial, Inc.,
  Series A
   8.206%, 2/1/27           BBB-        150         162
Merrill Lynch & Co.,
  Inc.
   6.50%, 7/15/18           AA-         135         130
(-) PNC Institutional
  Capital, Series A
   7.95%, 12/15/26          BBB+        135         144
(-) Prime Property
  Funding II
   6.80%, 8/15/02           A           410         418
   7.00%, 8/15/04           A            50          52
(-) Prudential
  Insurance Co.
   8.30%, 7/1/25            A           300         353
Washington Mutual
  Capital
   8.375%, 6/1/27           BBB-        265         293
(-) World Financial
  Properties,
  Series 96 WFP-D
   6.95%, 9/1/13            AA-         250         264
-------------------------------------------------------
GROUP TOTAL                                       3,448
-------------------------------------------------------
INDUSTRIALS (3.1%)
Continental
  Cablevision
   8.30%, 5/15/06           BBB         190         215
Cox Communications,
  Inc.
   6.80%, 8/1/28            A-          100         104
(-) EOP Operating LP
   6.763%, 6/15/07          BBB         555         560
Neiman Marcus Group,
  Inc.
   6.65%, 6/1/08            BBB         425         441
News America Holdings
   7.75%, 1/20/24           BBB-        185         198
   8.875%, 4/26/23          BBB-        525         629
Philip Morris Cos.,
  Inc.
   7.00%, 7/15/05           A           125         134
# Rhone-Poulenc
  Rorer, Inc., Series
  92-A 3
   8.62%, 1/5/21            BBB-         60          66
(-) Scotia Pacific
  Co. LLC
   7.11%, 1/20/28           A           395         408
TCI Communications,
  Inc.
   7.875%, 2/15/26          BBB-         40          47
Time Warner Cos.,
  Inc.
   6.95%, 1/15/28           BBB-         75          78
   7.57%, 2/1/24            BBB-        145         161
-------------------------------------------------------
GROUP TOTAL                                       3,041
-------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)+
-------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.1%)
sec. Household Bank,
  Series 85-1 CMO
   7.94%, 5/1/02
   (acquired
     10/10/97,
   cost $2)                 N/R    $      2  $        1
sec.## Magnolia
  Federal Bank,
  Series 84-2
   9.12%, 10/1/07
   (acquired
   10/10/97,
   cost $6)                 N/R           6           6
## Resolution Trust
  Corp.,
  Series 92-5 C
   8.613%, 1/25/26          AA           25          25
Ryland Acceptance
  Corp. IV, Series
  79-A
   6.65%, 7/1/11            AA           31          30
-------------------------------------------------------
GROUP TOTAL                                          62
-------------------------------------------------------
TELEPHONES (0.1%)
TCI Communications,
  Inc.
   7.125%, 2/15/28          BBB-        100         109
-------------------------------------------------------
TRANSPORTATION (0.4%)
Continental Airlines,
  Series 98-1 A
   6.648%, 9/15/17          AA+         370         408
-------------------------------------------------------
U.S. TREASURY SECURITIES (20.0%)
U.S. Treasury Notes
   3.375%, 1/15/07
     (Inflation
     Indexed)               Tsy       3,579       3,522
   3.625%, 7/15/02
     (Inflation
     Indexed)               Tsy       1,019       1,023
   3.625%, 1/15/08
     (Inflation
     Indexed)               Tsy       1,237       1,241
   6.375%, 3/31/01          Tsy       1,000       1,047
   +++ 7.50%, 2/15/05       Tsy      10,750      12,574
-------------------------------------------------------
GROUP TOTAL                                      19,407
-------------------------------------------------------
UTILITIES (1.0%)
Comcast Cable
  Communications
   8.375%, 5/1/07           BBB-        230         271
(-) Edison Mission
  Energy Funding
  Corp.,
  Series B
   7.33%, 9/15/08           BBB         100         107
MCI WorldCom, Inc.
   6.95%, 8/15/28           BBB+        605         635
-------------------------------------------------------
GROUP TOTAL                                       1,013
-------------------------------------------------------

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)+
-------------------------------------------------------
YANKEE (1.7%)
(-) Alcoa Aluminio
  S.A.,
  Series 96-1
   7.50%, 12/16/08          BBB    $    137  $      122
Empresa Nacional
  Electricidad
   7.325%, 2/1/37           A-           55          47
   7.75%, 7/15/08           A-          280         248
(-) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17            A+          205         146
(-) Israel Electric
  Corp., Ltd.
   7.25%, 12/15/06          A-           40          39
   7.75%, 12/15/27          A-          270         253
(-) Oil Purchase Co.
   7.10%, 10/31/02          BBB         230         225
(-) Petroliam
  Nasional Bhd.
   7.125%, 10/18/06         BBB-        400         260
(-) Petrozuata
  Finance, Inc.
   8.22%, 4/1/17            BBB-        225         186
(-) Ras Laffan
  Liquefied Natural
  Gas Co.
   8.294%, 3/15/14          BBB+        140         117
-------------------------------------------------------
GROUP TOTAL                                       1,643
-------------------------------------------------------
TOTAL U.S. FIXED INCOME SECURITIES (Cost
  $50,974)                                       51,935
-------------------------------------------------------
INTERNATIONAL FIXED INCOME (10.7%)
-------------------------------------------------------
FIXED INCOME SECURITIES (10.7%)
-------------------------------------------------------
BRITISH POUND (1.4%)
United Kingdom Treasury Bills
   8.00%, 6/10/03           AAA     GBP 225         428
   8.50%, 7/16/07           AAA         435         922
-------------------------------------------------------
GROUP TOTAL                                       1,350
-------------------------------------------------------
CANADIAN DOLLAR (2.5%)
Government of Canada
   7.50%, 3/1/01            AAA    CAD 1,400        972
   10.00%, 6/1/08           AAA       1,650       1,491
-------------------------------------------------------
GROUP TOTAL                                       2,463
-------------------------------------------------------
FRENCH FRANC (1.4%)
Government of France
  O.A.T.
   8.50%, 3/28/00           AAA    FRF 7,180      1,373
-------------------------------------------------------
GERMAN MARK (2.3%)
Government of Germany
   6.50%, 7/4/27            AAA    DEM 1,385      1,042
   7.50%, 9/9/04            AAA       1,725       1,232
-------------------------------------------------------
GROUP TOTAL                                       2,274
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-MARKET FIXED
INCOME PORTFOLIO

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
(CONT'D)               & POOR'S)      (000)      (000)+
-------------------------------------------------------
ITALIAN LIRA (2.9%)
Republic of Italy
  BTPS
   9.50%, 2/1/06            AAA    ITL 3,475,000 $    2,792
-------------------------------------------------------
SOUTH AFRICAN RAND (0.2%)
Republic of South
  Africa
   13.00%, 8/31/10          BBB+   ZAR 1,150        154
-------------------------------------------------------
TOTAL INTERNATIONAL FIXED INCOME (Cost
  $9,894)                                        10,406
-------------------------------------------------------
HIGH YIELD (17.4%)
-------------------------------------------------------
FIXED INCOME SECURITIES (17.4%)
-------------------------------------------------------
ASSET BACKED CORPORATES (0.1%)
(-)(+) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-1 B
   14.22%, 10/26/03         Ba3    $    128         127
-------------------------------------------------------
CABLE (2.2%)
CSC Holdings, Inc.
   7.875%, 12/15/07         BB+         715         740
(-) Lenfest
  Communications,
  Inc.
   7.625%, 2/15/08          BB+         370         373
(-)# NTL, Inc.
   0.00%, 4/1/08            B-        1,250         750
Rogers Cablesystems
  Ltd., Series B
   10.00%, 3/15/05          BB+         215         234
-------------------------------------------------------
GROUP TOTAL                                       2,097
-------------------------------------------------------
COMMUNICATIONS (6.9%)
(+)# Dial Call
  Communications,
  Inc.
   0.00%, 12/15/05          B2          170         169
(-) Global Crossing
  Holdings Ltd.
   9.625%, 5/15/08          N/R       1,000         980
Globalstar LP/Capital
   11.375%, 2/15/04         B           490         333
# Intermedia
  Communications,
  Inc., Series B
   0.00%, 7/15/07           B         1,235         889
Iridium LLC/Capital
  Corp., Series A
   13.00%, 7/15/05          B-          600         519
IXC Communications,
  Inc.
   9.00%, 4/15/08           CCC+        950         936
Level 3
  Communications,
  Inc.
   9.125%, 5/1/08           B           985         933
# Nextel
  Communications,
  Inc.
   0.00%, 8/15/04           CCC+        235         226
   0.00%, 9/15/07           CCC       1,750       1,111
Primus
  Telecommunications
  Group, Series B
   9.875%, 5/15/08          B-          210         182

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)+
-------------------------------------------------------
# Qwest
  Communications
  International,
  Inc.,
  Series B
   0.00%, 2/1/08            BB+    $    395  $      294
(+)# RCN Corp.
   0.00%, 10/15/07          B3           90          49
  Series B
   0.00%, 2/15/08           B3          175          91
-------------------------------------------------------
GROUP TOTAL                                       6,712
-------------------------------------------------------
CONSUMER MANUFACTURING (0.1%)
Revlon Worldwide,
  Series B
   Zero Coupon,
     3/15/01                B-          165         127
-------------------------------------------------------
ENERGY (0.5%)
Mobile Energy
  Services
   8.665%, 1/1/17           CCC          92          34
Snyder Oil Corp.
   8.75%, 6/15/07           B+          400         408
-------------------------------------------------------
GROUP TOTAL                                         442
-------------------------------------------------------
FINANCE (0.3%)
# Fuji JGB Investment
  LLC,
  Series A
   9.87%, 12/31/49          BB+         180          85
(-)# SB Treasury Co.
  LLC,
  Series A
   9.40%, 12/29/49          BBB-        260         229
-------------------------------------------------------
GROUP TOTAL                                         314
-------------------------------------------------------
GAMING (0.6%)
Grand Casinos, Inc.
   10.125%, 2/1/03          BB          155         164
Station Casinos, Inc.
   9.625%, 6/1/03           B+          450         443
-------------------------------------------------------
GROUP TOTAL                                         607
-------------------------------------------------------
HEALTHCARE (1.1%)
Columbia/HCA
  Healthcare
   7.58%, 9/15/25           BBB         240         211
Fresenius Medical
  Capital Trust II
   7.875%, 2/1/08           B+          250         234
Tenet Healthcare
  Corp.
   (-) 8.125%,
     12/1/08                BB-         250         252
   8.625%, 1/15/07          B+          125         130
Vencor Operating,
  Inc.
   9.875%, 5/1/05           B-          320         256
-------------------------------------------------------
GROUP TOTAL                                       1,083
-------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)+
-------------------------------------------------------
HOTELS, LODGING & RESTAURANTS (1.0%)
HMH Properties,
  Series A
   7.875%, 8/1/05           BB     $  1,000  $    1,012
-------------------------------------------------------
INDUSTRIALS (1.7%)
American Standard
  Cos.
   7.375%, 4/15/05          BB-         295         300
(-) CEX Holdings,
  Inc.
   9.625%, 6/1/08           B           275         263
Geberit International
  S.A.
   10.125%, 4/15/07         N/R     DEM 100          66
(-) Nortek, Inc.
   8.875%, 8/1/08           B+     $  1,000         970
-------------------------------------------------------
GROUP TOTAL                                       1,599
-------------------------------------------------------
MEDIA & ENTERTAINMENT (0.7%)
CBS Corp.
   7.15%, 5/20/05           BB+         250         261
Paramount
  Communications,
  Inc.
   8.25%, 8/1/22            BB+         175         188
Viacom, Inc.
   8.00%, 7/7/06            BB-         240         243
-------------------------------------------------------
GROUP TOTAL                                         692
-------------------------------------------------------
METALS (0.3%)
Impress Metal
  Packaging Holdings
   9.875%, 5/29/07          B       DEM 185         111
Murrin Murrin
  Holdings Ltd.
   9.375%, 8/31/07          BB-    $    180         150
-------------------------------------------------------
GROUP TOTAL                                         261
-------------------------------------------------------
RETAIL (0.9%)
DR Structured
  Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10           BB           66          63
  94-K1 A1
   7.60%, 8/15/07           BB          164         166
  94-K2 A2
   9.35%, 8/15/19           BB          130         135
(-) HMV Media Group
  plc
   10.875%, 5/15/08         B       GBP 150         207
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10            BB     $    140         149
Southland Corp.
   5.00%, 12/15/03          BB+         210         174
-------------------------------------------------------
GROUP TOTAL                                         894
-------------------------------------------------------

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)+
-------------------------------------------------------
SUPERMARKETS (0.3%)
Fred Meyer, Inc.
   7.375%, /1/05            BB+    $    300  $      313
-------------------------------------------------------
UTILITIES (0.7%)
CalEnergy Co., Inc.
   8.48%, 9/15/28           BB+         190         198
Niagara Mohawk Power,
  Series:
  G
   7.75%, 10/1/08           BB-         190         203
  # H
   0.00%, 7/1/10            BB-         330         239
-------------------------------------------------------
GROUP TOTAL                                         640
-------------------------------------------------------
TOTAL HIGH YIELD (Cost $17,004)                  16,920
-------------------------------------------------------
EMERGING MARKETS (11.2%)
-------------------------------------------------------
FIXED INCOME SECURITIES (11.2%)
-------------------------------------------------------
(+)## Acindar Industry,
  Series E
   11.555%, 11/12/98        B2          200         194
Asia Pulp & Paper
  Co., Ltd., Series A
   12.00%, 2/15/04          B+          150          57
(-) AST Research,
  Inc.
   7.45%, 10/1/02           BB-         345         258
(+) Bulgaria
  Government,
  Series:
  ## A
   6.688%, 7/28/24          B2          150          96
  # A
   2.50%, 7/28/12           B2          300         138
  ## PDI
   6.688%, 7/28/11          B2          300         177
(-) Cellco Finance NV
   15.00%, 8/1/05           CCC+        190         154
CIA International
  Telecommunications
   (-) 10.375%,
     8/1/04                 BB          500         300
Comtel, Series S
   10.75%, 9/26/04          N/R         280         189
(-) Globo
  Communicacoes
  Participoes
   10.50%, 12/20/06         BB-         435         228
Grupo Minero
  Mexicano S.A. de
  CV,
  Series A
   8.25%, 4/1/08            BB          160         133
(-) Hyundai
  Semiconductor
  America
   8.625%, 5/15/07          B           100          70
Korea Development
  Bank
   7.375%, 9/17/04          BB+         215         169
Korea Electric Power
  Corp.
   6.375%, 12/1/03          BB+         200         144
   7.75%, 4/1/13            B+          165         106

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-MARKET FIXED
INCOME PORTFOLIO

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
(CONT'D)               & POOR'S)      (000)      (000)+
-------------------------------------------------------
(-) Multicanal S.A.
   10.50%, 4/15/18          BB+    $    145  $       95
National Power Corp.
   7.875%, 12/15/06         BB+          85          59
   8.40%, 12/15/16          BB+          55          33
(-) Paiton Energy
  Funding
   9.34%, 2/15/14           CCC         100          23
Pera Financial
  Services
   9.375%, 10/15/02         N/R         300         194
# Peru Reduction Bond
   3.25%, 3/7/17            BB          250         113
## Petroleos
  Mexicanos
   11.157%, 7/15/05         BB          190         164
Pindo Deli Financial
  Mauritius
   10.75%, 10/1/07          BB          155          68
# PTC International
  Finance B.V.
   0.00%, 7/1/07            B+          355         213
Quezon Power Ltd.
   8.86%, 6/15/17           BB+         140          89
Republic of Argentina
  Global Bond,
  Series BGL5
   11.375%, 1/30/17         BB          580         534
Republic of Argentina
  Global Bond
   9.75%, 9/19/27           BB          440         363
## Republic of
  Argentina,
  Series L
   6.188%, 3/31/05          BB          846         669
(+)# Republic of
  Argentina Pre 4
  BOCON, PIK
   0.00%, 9/1/02            Ba3          75          81
## Republic of
  Argentina Par,
  Series L 'Euro'
   5.50%, 3/31/23           BB          595         401
## Republic of Brazil
  Debt Conversion
  Bond,
  Series L
   6.688%, 4/15/12          BB-       1,840         925
Republic of Brazil
   9.375%, 4/7/08           BB-         280         174
## Republic of
  Brazil,
  Series EI-L
   6.625%, 4/15/06          BB-         262         151
Republic of Colombia
   7.625%, 2/15/07          BBB-        400         276
   8.70%, 2/15/16           BBB-        265         168
## Republic of Korea
   8.875%, 4/15/08          BB+         325         280
## Republic of Panama
  PDI
   6.688%, 7/17/16          BB+          63          45
Republic of Panama
   8.875%, 9/30/27          BB+         320         269
## Republic of
  Venezuela Debt
  Conversion Bond,
  Series DL
   6.625%, 12/18/07         B+          226         129

                       ++RATINGS       FACE
                       (STANDARD     AMOUNT       VALUE
                       & POOR'S)      (000)      (000)+
-------------------------------------------------------
(-) RG Receivables
  Ltd.
   9.60%, 2/10/05           BB-    $    158  $      112
(-) Russian
  Federation
   11.00%, 7/24/18          CCC-      1,140         200
(-) Samsung
  Electronics Co.
   7.45%, 10/1/02           BB-         150         110
TV Azteca S.A.
   10.125%, 2/15/07         B+          125          94
  Series B
   10.50%, 2/15/07          B+          135          97
United Mexican States
  Global Bond
   8.625%, 3/12/08          BB          550         466
   11.375%, 9/15/16         BB          500         476
   11.50%, 5/15/26          BB        1,000         970
United Mexican States
  Par Bond, Series B
   6.25%, 12/31/19          BB          565         414
-------------------------------------------------------
TOTAL EMERGING MARKETS (Cost $13,501)            10,868
-------------------------------------------------------
PREFERRED STOCKS (0.6%)
-------------------------------------------------------
                                     SHARES
                                     ------
COMMUNICATIONS (0.1%)
* IXC Communications, Inc.,
  Series B, PIK
   12.50%                   CCC+         91          97
-------------------------------------------------------
MORTGAGES-OTHER (0.5%)
(-)(+) Home Ownership
  Funding Corp.,
   13.331%                  Aaa         500         501
-------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $546)                  598
-------------------------------------------------------
CASH EQUIVALENT (24.4%)
-------------------------------------------------------
                                       FACE
                                     AMOUNT
                                      (000)
                                    -------
REPURCHASE AGREEMENT (24.4%)
Chase Securities, Inc. 5.40%,
  dated 9/30/98, due 10/1/98, to
  be repurchased at $23,638,
  collateralized by various U.S.
  Government Obligations, due
  10/1/98-8/31/00, valued at
  $23,871 (Cost $23,634)           $ 23,634      23,634
-------------------------------------------------------
FOREIGN CURRENCY (0.0%)
-------------------------------------------------------
British Pound (Cost $1)             GBP   1           1
-------------------------------------------------------
TOTAL INVESTMENTS (117.8%) (Cost $115,554)      114,362
-------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                               VALUE
                                               (000)+
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-17.8%)
Cash                                            $    40
Cash and Foreign Currency Held as
  Collateral on Futures Contracts (Cost
  $55)                                               55
Dividends Receivable                                 17
Interest Receivable                               1,342
Receivable for Withholding Tax Reclaim               50
Receivable for Investments Sold                     117
Receivable for Forward Commitments                3,837
Unrealized Gain on Swap Agreements                  113
Other Assets                                          1
Payable for Investments Purchased                  (951)
Payable for Forward Commitments                 (21,499)
Payable for Fund Shares Redeemed                    (17)
Payable Investment Advisory Fees                    (98)
Payable for Administrative Fees                      (6)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                        (1)
Unrealized Loss on Forward Foreign Currency
  Contracts                                        (161)
Unrealized Loss on Futures Contracts                (79)
Other Liabilities                                   (60)
                                             ----------
                                                (17,300)
-------------------------------------------------------
NET ASSETS (100%)                               $97,062
-------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 9,841,917 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                  $97,062
-------------------------------------------------------
NET ASSET VALUE PER SHARE                       $  9.86
-------------------------------------------------------

                                               VALUE
                                               (000)+
-------------------------------------------------------
NET ASSETS CONSISTS OF:
Paid in Capital                                $ 97,841
Undistributed Net Investment Income (Loss)        1,681
Undistributed Realized Net Gain (Loss)           (1,147)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                          (1,192)
  Foreign Currency Transactions                    (155)
  Futures and Swaps                                  34
-------------------------------------------------------
NET ASSETS                                      $97,062
-------------------------------------------------------

sec.   Restricted Security-Total market value of
        restricted securities owned at September 30, 1998
        was $7 or 0.0% of net assets.
+      See Note A1 to Financial Statements.
++     Ratings are unaudited.
*      Non-income producing security
(-)    144A security. Certain conditions for public sale
        may exist.
+++    A portion of these securities was pledged to cover
        margin requirements for futures contracts.
(+)    Moody's Investors Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
#      Step Bond-Coupon rate increases in increments to
        maturity. Rate disclosed is as of September 30,
        1998. Maturity date disclosed is the ultimate
        maturity.
##     Variable or floating rate security-rate disclosed
        is as of September 30, 1998.
@      Value is less than $500.
Inv F1 Inverse Floating Rate-Interest rate fluctuates with
        an inverse relationship to an associated interest
        rate. Indicated rate is the effective rate at
        September 30, 1998.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PIK    Payment-In Kind Security
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note
        A8 to Financial Statements.
YMA    Yield Maintenance Agreement

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (60.7%)

-------------------------------------------------------
                         ++RATINGS      FACE
                         (STANDARD    AMOUNT      VALUE
SEPTEMBER 30, 1998       & POOR'S)     (000)     (000)+
-------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (26.9%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   10.00%,
     9/1/17-12/1/19          Agy     $   470  $     513
   10.50%, 8/1/19            Agy         361        399
   11.00%,
     5/1/20-9/1/20           Agy         719        803
   12.00%, 3/1/15            Agy         304        345
  Gold Pools:
   9.50%, 12/1/22            Agy         664        725
   10.00%, 12/1/19           Agy       1,330      1,462
  October TBA
   6.00%, 10/15/28           Agy      24,700     24,699
   6.50%, 10/15/28           Agy         700        712
   7.50%, 10/15/28           Agy      11,500     11,850
  November TBA
   6.00%, 11/15/28           Agy      11,300     11,294
Federal National
  Mortgage Association,
  Conventional Pools:
   9.50%, 11/1/20            Agy       1,398      1,522
   10.00%,
     1/1/10-1/1/20           Agy         737        809
   10.50%,
     8/1/12-4/1/22           Agy       4,683      5,206
   11.50%, 9/1/25            Agy          43         48
   12.50%, 9/1/15            Agy         170        195
  October TBA
   6.00%, 10/25/28           Agy       8,850      8,808
   6.50%, 10/25/28           Agy       7,300      7,424
  November TBA
   6.00%, 11/15/28           Agy       3,125      3,109
   6.50%, 11/25/28           Agy      10,850     11,027
Government National
  Mortgage Association:
  Adjustable Rate
  Mortgages:
   6.875%,
     2/20/25-11/20/25        Tsy       6,947      7,033
  Various Pools:
   9.50%,
     11/15/17-11/15/21       Tsy       1,786      1,958
   10.00%,
     11/15/09-10/15/28       Tsy       6,831      7,544
   10.50%,
     2/15/18-12/15/20        Tsy         953      1,059
   11.00%, 5/15/26           Tsy         785        884
-------------------------------------------------------
GROUP TOTAL                                     109,428
-------------------------------------------------------
ASSET BACKED CORPORATES (6.0%)
ALPS,
  Series 96-1 DX
   12.75%, 6/15/06           BB-       1,055      1,055
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03           AAA         640        651
  98-A A3
   5.90%, 11/15/02           AAA         825        831

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT      VALUE
                         & POOR'S)     (000)     (000)+
-------------------------------------------------------
CIT Group Home Equity
  Loan Trust, Series
  97-1 A3
   6.25%, 9/15/01            AAA     $   339  $     340
+ Citibank Credit Card
  Master Trust I Series
  98-7 A
   5.60%, 5/15/02            Aaa       1,250      1,251
Contimortgage Home
  Equity Loan Trust,
  Series 98-2 A2B PAC
   5.62%, 3/15/13            AAA         825        824
(-) Credit Card
  Receivables Trust,
  Series 98-IA A
   6.478%, 12/22/04          AAA         364        372
Daimler Benz Auto
  Grantor Trust, Series
  97-A A
   6.05%, 3/31/05            AAA         373        375
Empire Funding Home
  Loan Owner Trust,
  Series:
  97-4 A2
   7.16%, 5/25/12            AAA         675        686
  97-4 A3
   7.11%, 7/25/14            AAA         475        488
EQCC Home Equity Loan
  Trust,
  Series 98-1 A1F
   6.21%, 12/15/07           AAA         571        571
(-) First Merchants
  Auto Receivables
  Corp., Series 97-2 A1
   6.85%, 11/15/02           AAA         375        377
(-) First Mortgage
  Acceptance Corp.,
  Loan Receivables
  Trust, Series 96-B A1
   7.629%, 11/1/18           A           360        364
First Plus Home Loan
  Trust,
  Series:
  97-3 A2
   6.48%, 9/10/08            AAA         380        380
  97-3 A3
   6.57%, 10/10/10           AAA         375        377
  97-4 A2
   6.30%, 8/10/09            AAA         425        425
  97-4 A3
   6.40%, 8/10/11            AAA         375        377
First Security Auto
  Grantor
  Trust, Series 97-B A
   6.14%, 4/15/03            N/R         611        616
First USA Credit Card
  Master Trust, Series
  97-10 A
   5.672%, 9/17/03           AAA         875        875
Ford Credit Auto Owner
  Trust, Series 97-B A3
   6.05%, 4/15/01            AAA         725        730

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          ++RATINGS      FACE
                          (STANDARD    AMOUNT      VALUE
                          & POOR'S)     (000)     (000)+
--------------------------------------------------------
(-) Global Rated
  Eligible Asset Trust,
  Series 98-A A1
   7.45%, 3/15/06             A       $   260  $     265
(+)Green Tree Financial
   Corp., Series:
  98-1 A2
   5.85%, 10/2/08             Aaa         670        671
  98-C A1
   5.95%, 7/15/29             AAA         751        754
Honda Auto Receivables
  Grantor Trust,
  Series 97-A A
   5.85%, 2/15/03             AAA         631        633
(-) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04             AAA         325        327
(-) National Car Rental
  Financing Ltd., Series
  96-1 A4
   7.35%, 10/20/03            N/R         425        449
Nissan Auto Receivables
  Grantor Trust, Series
  97-A A
   6.15%, 2/17/03             AAA         641        645
(-) Rental Car Finance
  Corp., Series 97-1 A2
   6.45%, 4/25/03             AA          775        799
Residential Funding
  Mortgage Securities
  Co., Inc., Series
  98-HI2 A1
   5.696%, 2/25/10            AAA       1,034      1,033
(-) Securitized Multiple
  Asset Rated Trust,
  Series 97-3 A1
   7.71%, 4/15/06             A           301        306
Security Pacific Home
  Equity Trust, Series
  91-A B
   10.50%, 3/10/06            A+           18         18
Southern Pacific Secured
  Assets Corp., Series
  98-H1 A1
   5.746%, 1/25/29            AAA       1,058      1,057
(-) Team Fleet Financing
  Corp.,
  Series:
  96-1 A
   6.65%, 12/15/02            A-          300        306
  98-3 A
   6.13%, 10/25/04            AA          725        742
## UCFC Home Equity
  Loan, Series 98-C A1
   5.65%, 12/15/12            AAA       1,000      1,000

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT      VALUE
                         & POOR'S)     (000)     (000)+
-------------------------------------------------------
WFS Financial Owner
  Trust,
  Series:
  97-C A3
   6.10%, 3/20/02            AAA     $   690  $     694
  98-A A2
   5.783%, 11/20/00          AAA       1,450      1,453
  98-A A3
   5.90%, 5/20/02            AAA         825        830
World Omni Automobile
  Lease Securitization
  Trust, Series 97-B A2
   6.08%, 11/15/03           AAA         725        729
-------------------------------------------------------
GROUP TOTAL                                      24,676
-------------------------------------------------------
ASSET BACKED MORTGAGES (0.1%)
Cityscape Home Equity
  Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26           N/R       8,387        194
  sec. 96-3 A YMA
   10/25/26 (acquired
   12/24/96, cost $15)       N/R       8,007         11
sec. Contimortgage Home
  Equity Loan Trust,
  Series:
  96-4 A11 I IO
   1.10%, 1/15/28
   (acquired 12/16/96,
   cost $147)                AAA       5,022        125
  (-) 96-4 A11 I YMA
   1/15/28 (acquired
   12/16/96, cost $15)       AAA       6,202          9
  96-4 A12 I IO
   1.05%, 1/15/28
   (acquired 12/16/96,
   cost $57)                 AAA       1,181         29
  96-4 A12 I YMA
   1/15/28 (acquired
   12/16/96, cost $5)        AAA       1,673          2
  97-1 A10 I IO
   1.10%, 3/15/28
   (acquired 6/26/97,
   cost $177)                AAA       6,087        157
  (-) 97-1 A10 I YMA
   3/15/28 (acquired
   6/26/97, cost $14)        N/R       7,517         11
-------------------------------------------------------
GROUP TOTAL                                         538
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT      VALUE
(CONT'D)                 & POOR'S)     (000)     (000)+
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
SERIES (2.9%)
Federal Home Loan
  Mortgage Corporation,
  Series:
  1415-S Inv Fl IO
   19.125%, 11/15/07         Agy     $   284  $     104
  1476-S Inv Fl IO REMIC PAC
   4.339%, 2/15/08           Agy       2,768        228
  1485-S Inv Fl IO REMIC
   3.975%, 3/15/08           Agy       2,581        178
  1546-FC
   6.125%, 12/15/21          Agy         505        510
  1600-SA Inv Fl IO REMIC
   2.375%, 10/15/08          Agy       4,617        231
  ## 1710-D
   6.075%, 6/15/20           Agy         901        908
  ## 1933-FM REMIC
   6.375%, 3/15/25           Agy          86         86
  ## 1933-FO REMIC
   6.375%, 3/15/25           Agy         151        152
  ## 2030-F
   6.09%, 2/15/28            Agy       1,018      1,026
  2031-F
   6.04%, 10/15/26           Agy         576        577
  ## 2040-FC
   5.94%, 2/15/23            Agy         649        652
  ## 2054-FC
   6.025%, 5/15/28           Agy         683        689
Federal National
  Mortgage Association,
  Series:
  90-106 J PAC
   8.50%, 9/25/20            Agy         370        388
  92-186 S Inv Fl IO
   3.339%, 10/25/07          Agy       4,923        323
  ## 94-50 FD REMIC
   6.138%, 3/25/24           Agy         488        490
  ## 94-97 FC TBA
   6.388%, 3/25/24           Agy         228        230
  96-14 PC PO 12/25/23       Agy          85         79
  96-54 O PO 11/25/23        Agy          66         60
  96-68 SC Inv Fl IO REMIC
   2.413%, 1/25/24           Agy       1,250        153
  ## 97-43 FM REMIC,
   6.188%, 7/18/27           Agy         943        950
  ## 97-70 FA REMIC
    PAC(11)
   6.138%, 7/18/20           Agy         347        349
  ## 97-76 FM
   6.138%, 9/17/27           Agy         442        446
  ## 97-76 FN
   6.088%, 9/17/27           Agy         435        438
  ## 98-22 FA REMIC
   5.99%, 4/18/22            Agy       1,218      1,221
  191 IO
   8.00%, 1/1/28             Agy       1,231        157

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT      VALUE
                         & POOR'S)     (000)     (000)+
-------------------------------------------------------
  291 2 IO
   8.00%, 11/1/27            Agy     $ 2,360  $     298
Government National
  Mortgage Association,
  Series 97-13 F TBA
   6.188%, 9/16/27           Agy         917        924
-------------------------------------------------------
GROUP TOTAL                                      11,847
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY
  COLLATERAL SERIES (0.3%)
American Housing Trust,
  Series V 1G
   9.125%, 4/25/21           AAA         235        250
sec. First Boston
  Mortgage Corp.,
  Series 92-4 B1
   8.125%, 10/25/22
   (acquired 2/26/93
   cost $3)                  A             3          3
## Kidder Peabody
  Funding
  Corp., Series 92-4 B2
   8.285%, 5/28/22           N/R         103        102
Prudential Home
  Mortgage Securities Co., Inc.,
  Series 90-5 A3
   9.50%, 5/25/05            AAA          14         14
Rural Housing Trust,
  Series 87-1 B1 REMIC
   3.33%, 10/1/28            A-          326        318
## Ryland Mortgage
  Securities Corp. III,
  Series 92-A 1A
   8.262%, 3/29/30           A-          411        418
-------------------------------------------------------
GROUP TOTAL                                       1,105
-------------------------------------------------------
COMMERCIAL MORTGAGES (2.9%)
American Southwest
 Financial Securities Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09            N/R       1,094      1,163
(+) 95-C1 A1B
   7.40%, 11/17/04           Aaa         650        673
Asset Securitization
  Corp.,
  Series:
  95-MD4 A1
   7.10%, 8/13/29            AAA       1,291      1,370
  96-MD6 A1C
   7.04%, 11/13/26           AAA         575        618
(+)## 97-D5 PS1 IO
   1.571%, 2/14/41           Aaa       3,315        341
(-) Carousel Center Finance, Inc.,
  Series 1 A1
   6.828%, 11/15/07          AA          525        544
(-) Creekwood Capital
  Corp., Series 95-1A
   8.47%, 3/16/15            AA          548        636

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT      VALUE
                         & POOR'S)     (000)     (000)+
-------------------------------------------------------
(-) DLJ Mortgage
  Acceptance Corp.,
  Series:
  96-CF2 A1B
   7.29%, 11/12/21           AAA     $   165  $     177
  ## 96-CF2 S IO
   1.638%, 11/12/21          N/R       1,637        118
(+)## GMAC Commercial
  Mortgage Securities,
  Inc.,
  Series:
  96-C1 X2 IO
   1.888%, 3/15/21           Aaa       2,346        172
  97-C2 X IO
   1.273%, 4/15/29           Aaa       6,100        433
(+)GS Mortgage
  Securities Corp. II,
  Series:
  97-GL A2D
   6.94%, 7/13/30            Aaa         650        700
  ## 97-GL X2 IO
   1.068%, 7/13/30           Aaa       1,682         83
(+)## LB Commercial
  Conduit Mortgage
  Trust,
  Series:
  96-C2 A
   7.428%, 10/25/26          Aaa         597        647
  98-C1 IO
   1.198%, 2/18/28           Aaa           5          1
Merrill Lynch Mortgage
  Investors, Inc.,
  Series:
  95-C1 IO
   2.185%, 5/25/15           N/R       4,613        210
  ## 96-C2 IO
   1.541%, 11/21/28          N/R       2,720        220
(+)Midland Realty
  Acceptance Corp.,
  Series 96-C2 A2
   7.233%, 1/25/29           Aaa         475        510
(+)Mortgage Capital
  Funding, Inc., Series
  97-MC1 A3
   7.288%, 7/20/27           Aaa         800        866
Nomura Asset Securities Corp.,
  Series 94-MD1 A3
   7.526%, 3/15/18           N/R         525        560
(-) Prime Property
  Funding Series 1A
   6.633%, 7/23/03           AA          483        492
(+)Salomon Brothers
  Mortgage Securities,
  Series 97-TZH A2
   7.174%, 3/24/22           Aa2         350        373
(-) Stratford Finance
  Corp.
   6.776%, 2/1/04            AA          800        840
-------------------------------------------------------
GROUP TOTAL                                      11,747
-------------------------------------------------------

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT      VALUE
                         & POOR'S)     (000)     (000)+
-------------------------------------------------------
ENERGY (0.1%)
(-) Excel Paralubes
  Funding
   7.43%, 11/1/15            A-      $   340  $     355
Mobile Energy Services
   8.665%, 1/1/17            CCC         478        177
-------------------------------------------------------
GROUP TOTAL                                         532
-------------------------------------------------------
FINANCE (4.0%)
(-) Anthem Insurance Cos., Inc.,
  Series A
   9.00%, 4/1/27             BBB+        390        422
Associates Corp.
  of North America
   6.00%, 7/15/05            AA-         715        738
(-) BT Institutional
  Capital
  Trust, Series A
   8.09%, 12/1/26            BBB+        965        915
(-) BankAmerica Institutional,
  Series A
   8.07%, 12/1/26            A-          925        997
(-) EOP Operating LP
   6.763%, 6/15/07           BBB         595        600
Equifax, Inc.
   6.90%, 7/1/28             A           400        412
Equitable Companies,
  Inc.
   6.50%, 4/1/08             A           195        206
(-) Equitable Life
  Assurance Society of
  the U.S., Series 1A
   6.95%, 12/1/05            A           700        752
Farmers Exchange
  Capital
   7.05%, 7/15/28            BBB+        325        327
(-) Farmers Insurance
  Exchange
   8.625%, 5/1/24            BBB+        725        865
(-) First Chicago NBD
  Corp., Series A
   7.95%, 12/1/26            A-          740        798
First Union
  Institutional
  Capital Series I
   8.04%, 12/1/26            BBB+        625        681
(-) Florida Property & Casualty
   7.375%, 7/1/03            A-          200        215
(-) Florida Windstorm
   6.70%, 8/25/04            A-          800        842
Great Western Financial
  Series A
   8.206%, 2/1/27            BBB-         65         70
(-) GS Escrow Corp.
   7.125%, 8/1/05            BB+         695        691
HMH Properties,
  Series A
   7.875%, 8/1/05            BB          760        769
(-) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23            AA-         600        613
(-) Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24            A+          775        785

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT      VALUE
(CONT'D)                 & POOR'S)     (000)     (000)+
-------------------------------------------------------
(-) New York Life Insurance Co.
   7.50%, 12/15/23           AA      $   300  $     317
PNC Institutional
  Capital, Series A
   7.95%, 12/15/26           BBB+        725        775
(-) Prime Property
  Funding II
   6.80%, 8/15/02            A           210        214
   7.00%, 8/15/04            A           540        560
(-) Prudential
  Insurance Co.
   8.30%, 7/1/25             A           855      1,005
Washington Mutual Capital
   8.375%, 6/1/27            BBB-        375        414
(-) World Financial Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13             AA-         835        886
  96 WFP-D
   6.95%, 9/1/13             AA-         525        554
-------------------------------------------------------
GROUP TOTAL                                      16,423
-------------------------------------------------------
INDUSTRIALS (3.7%)
American Standard Cos.
   7.375%, 2/1/08            BB-         510        519
Becton, Dickinson & Co.
   7.00%, 8/1/27             A+          145        159
CalEnergy Co., Inc.
   8.48%, 9/15/28            BB+         390        406
CBS Corp.
   7.15%, 5/20/05            BB+         625        653
Columbia/HCA Healthcare
   7.50%, 12/15/23           BBB         305        268
   7.58%, 9/15/25            BBB         320        282
   9.00%, 12/15/14           BBB         225        244
Continental Cablevision
   8.30%, 5/15/06            BBB         475        538
Cox Communications,
  Inc.
   6.80%, 8/1/28             A-          300        311
CSC Holdings, Inc.
   7.875%, 12/15/07          BB+         670        694
DR Structured Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10            BB          131        125
  94-K2 A2
   9.35%, 8/15/19            BB          550        569
Ford Motor Co.
   6.50%, 8/1/18             A+          110        111
   6.625%, 10/1/28           A           390        394
Fred Meyer, Inc.
   7.375%, 3/1/05            BB+         785        819
General Motors Corp.
   6.75%, 5/1/28             A           580        593
Host Marriott Travel
  Plaza
   9.50%, 5/15/05            BB-         650        670
Intermedia
  Communications, Inc.
  Series B
   8.50%, 1/15/08            B           105        104

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT      VALUE
                         & POOR'S)     (000)     (000)+
-------------------------------------------------------
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10             BB      $   300  $     319
Lenfest Communications,
  Inc.
   (-) 7.625%, 2/15/08       BB+         425        429
   8.375%, 11/1/05           BB+         565        592
News America, Inc.
   7.28%, 6/30/28            BBB-        885        899
(-) Oxymar
   7.50%, 2/15/16            BBB         470        480
+++Paramount
  Communications, Inc.
   8.25%, 8/1/22             BB+         675        724
Philip Morris Cos.,
  Inc.
   7.00%, 7/15/05            A           300        322
Rhone-Poulenc Rorer,
  Inc., Series 92-A 3
   8.62%, 1/5/21             BBB-        400        440
Scotia Pacific Co., LLC
   7.71%, 7/20/28            BBB       1,205      1,137
Southland Corp.
   5.00%, 12/15/03           BB+         485        403
TCI Communications, Inc.
   7.875%, 2/15/26           BBB-         90        106
(-) Tenet Healthcare
  Corp.
   7.625%, 6/1/08            BB+         595        603
Time Warner Cos., Inc.
   6.95%, 1/15/28            BBB-        145        151
   7.57%, 2/1/24             BBB-        505        560
United Technologies
  Corp.
   6.70%, 8/1/28             A+          540        573
-------------------------------------------------------
GROUP TOTAL                                      15,197
-------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.1%)
First Federal Savings &
  Loan Association,
  Series 92-C
   8.75%, 6/1/06             AA            1          1
## Resolution Trust
  Corp., Series 92-5 C
   8.613%, 1/25/26           AA          229        227
Ryland Acceptance Corp.
  IV, Series 79-A
   6.65%, 7/1/11             AA           71         69
-------------------------------------------------------
GROUP TOTAL                                         297
-------------------------------------------------------
TELEPHONES (1.0%)
Comcast Cable
  Communications
   8.375%, 5/1/07            BBB-        480        565
GTE Corp.
   6.94%, 4/15/28            A           660        703
Intermedia
  Communications, Inc.
  #0.00%, 5/15/06            B           130        107
  Series B
   8.60%, 6/1/08             B           305        303

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT      VALUE
                         & POOR'S)     (000)     (000)+
-------------------------------------------------------
MCI WorldCom, Inc.
   6.95%, 8/15/28            BBB+    $ 1,420  $   1,490
# Qwest Communications
  International, Inc.,
  Series B
   0.00%, 2/1/08             BB+         720        535
TCI Communications,
  Inc.
   7.125%, 2/15/28           BBB-        205        222
-------------------------------------------------------
GROUP TOTAL                                       3,925
-------------------------------------------------------
TRANSPORTATION (0.6%)
Continental Airlines,
  Series 98-1 A
   6.648%, 9/15/17           AA+         855        942
(-) Jet Equipment
  Trust,
  Series 95-C
   10.69%, 5/1/15            BBB         675        894
Union Pacific Corp.
   6.625%, 2/1/08            BBB-        600        619
-------------------------------------------------------
GROUP TOTAL                                       2,455
-------------------------------------------------------
U.S. TREASURY SECURITIES (8.5%)
U.S. Treasury Bond
   8.75%, 8/15/20            Tsy       4,150      6,060
U.S. Treasury Notes
   3.375%, 1/15/07
    (Inflation Indexed)      Tsy      11,428     11,246
   3.625%, 7/15/02
    (Inflation Indexed)      Tsy       2,624      2,633
   3.625%, 1/15/08
    (Inflation Indexed)      Tsy       3,081      3,090
   5.50%, 4/15/00            Tsy       1,603      1,626
   6.25%, 4/30/01            Tsy       1,500      1,568
   6.375%, 3/31/01           Tsy       8,000      8,374
-------------------------------------------------------
GROUP TOTAL                                      34,597
-------------------------------------------------------
UTILITIES (0.3%)
(-) Edison Mission
  Energy Funding Corp,
  Series B
   7.33%, 9/15/08            BBB         375        403
Niagara Mohawk Power,
  Series:
  G
   7.75%, 10/1/08            BB-         332        354
  # H
   0.00%, 7/1/10             BB-         475        344
-------------------------------------------------------
GROUP TOTAL                                       1,101
-------------------------------------------------------
YANKEE (3.3%)
(-) Alcoa Aluminio
  S.A., Series 96-1
   7.50%, 12/16/08           BBB         695        619
(-) AST Research, Inc.
   7.45%, 10/1/02            BB-         865        648

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT      VALUE
                         & POOR'S)     (000)     (000)+
-------------------------------------------------------
Empresa Nacional
  Electricidad
   7.325%, 2/1/37            A-      $   120  $     102
   7.75%, 7/15/08            A-          800        708
Glencore Nickel Property Ltd.
   9.00%, 12/1/14            BB+         425        355
Grupo Minero Mexicano
  S.A. de CV,
  Series A
   8.25%, 4/1/08             BB          460        384
(-) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17             A+        1,040        739
(-) Hyundai
  Semiconductor America
   8.625%, 5/15/07           B           400        281
(-) Israel Electric
  Corp., Ltd.
   7.25%, 12/15/06           A-          135        132
   7.75%, 12/15/27           A-          575        540
Korea Development Bank
   7.375%, 9/17/04           BB+       1,005        790
(-) Multicanal S.A.
   10.50%, 4/15/18           BB+         330        217
National Power Corp.
   7.875%, 12/15/06          BB+         450        311
   8.40%, 12/15/16           BB+         350        212
(-) Oil Purchase Co.
   7.10%, 4/30/02            BBB         413        405
(-) Paiton Energy
  Funding
   9.34%, 2/15/14            CCC         545        125
(-) Petroliam Nasional
  Bhd.
   7.125%, 10/18/06          BBB-        790        514
(-) Petrozuata Finance,
  Inc.
   8.22%, 4/1/17             BBB-        840        696
(-) Ras Laffan
  Liquefied Natural Gas
  Co.
   8.294%, 3/15/14           BBB+      1,000        834
(-) Reliance Industries
  Ltd.
   9.375%, 6/24/26           BB+         250        204
Republic of Argentina
  Par
   # 5.75%, 3/31/23          BB          685        462
  Series L 'Euro'
   5.50%, 3/31/23            BB        1,430        964
Republic of Colombia
   8.70%, 2/15/16            BBB-        805        511
Republic of Korea
   8.875%, 4/15/08           BB+         295        254
Rogers Cablesystems
  Ltd.
   10.00%, 3/15/05           BB+         400        435
(-) Samsung Electronics
  Co.
   7.45%, 10/1/02            BB-         360        264

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT      VALUE
(CONT'D)                 & POOR'S)     (000)     (000)+
-------------------------------------------------------
United Mexican States
  Par Bond
  Series:
  A
   6.25%, 12/31/19           BB      $   660  $     483
  B
   6.25%, 12/31/19           BB        1,875      1,373
-------------------------------------------------------
GROUP TOTAL                                      13,562
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $246,791)                                     247,430
-------------------------------------------------------
COMMON STOCKS (46.5%)
-------------------------------------------------------
                                      SHARES
                                      ------
BANKS (2.3%)
Banc One Corp.                        36,750      1,566
BankBoston Corp.                     107,600      3,551
Bankers Trust Corp.                      550         33
Chase Manhattan Corp.                 65,900      2,850
Citicorp                              13,500      1,255
Fleet Financial Group, Inc.              700         51
Mellon Bank Corp.                        400         22
PNC Bank Corp.                           850         38
Zions Bancorp.                         1,500         61
-------------------------------------------------------
GROUP TOTAL                                       9,427
-------------------------------------------------------
BASIC RESOURCES (1.9%)
Air Products & Chemicals, Inc.        53,300      1,586
Bowater, Inc.                         28,400      1,012
Millenium Chemicals, Inc.              1,600         30
Olin Corp.                               700         20
PPG Industries, Inc.                   8,100        442
Praxair, Inc.                         30,100        984
Rohm & Haas Co.                       66,600      1,852
Solutia, Inc.                         33,100        747
* W.R. Grace & Co.                   103,100      1,282
-------------------------------------------------------
GROUP TOTAL                                       7,955
-------------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (1.0%)
Anheuser-Busch Cos., Inc.             48,300      2,608
Dial Corp.                            35,200        726
PepsiCo, Inc.                         28,000        824
-------------------------------------------------------
GROUP TOTAL                                       4,158
-------------------------------------------------------
CONSUMER DURABLES (3.7%)
Ford Motor Co.                       101,100      4,745
General Motors Corp.                  69,752      3,815
Goodyear Tire & Rubber Co.            26,400      1,356
LucasVarity plc ADR                   89,500      2,797
Meritor Automotive, Inc.               2,783         42
* Navistar International Corp.         1,200         27
Owens Corning                         67,900      2,211
Philips Electronics N.V.
  (New York Shares)                      300         16
-------------------------------------------------------
GROUP TOTAL                                      15,009
-------------------------------------------------------

                                                VALUE
                                     SHARES    (000)+
-------------------------------------------------------
CONSUMER SERVICES (2.5%)
* Clear Channel Communications,
  Inc.                                33,800  $   1,606
* Liberty Media Group, Class A        55,488      2,036
News Corp., Ltd. ADR                  80,500      1,801
Nielsen Media Research, Inc.           2,233         23
* R.H. Donnelley Corp.                 1,620         20
Service Corp. International           55,700      1,775
* Tele-Communications, Inc., Class
  A                                   57,259      2,240
* Tele-Communications TCI Ventures
    Group, Class A                    39,086        701
-------------------------------------------------------
GROUP TOTAL                                      10,202
-------------------------------------------------------
CREDIT & FINANCE (1.1%)
Ambac Financial Group, Inc.           61,300      2,942
Household International, Inc.         41,200      1,545
-------------------------------------------------------
GROUP TOTAL                                       4,487
-------------------------------------------------------
ENERGY (1.4%)
Ashland, Inc.                          1,400         65
Coastal Corp.                         78,500      2,649
* Nabors Industries, Inc.             46,200        702
Phillips Petroleum Co.                27,300      1,232
Transocean Offshore, Inc.              7,100        246
USX-Marathon Group                    23,400        829
-------------------------------------------------------
GROUP TOTAL                                       5,723
-------------------------------------------------------
FOOD, TOBACCO & OTHER (1.9%)
General Mills, Inc.                   25,000      1,750
Philip Morris Cos., Inc.              88,525      4,078
RJR Nabisco Holdings Corp.            72,820      1,834
-------------------------------------------------------
GROUP TOTAL                                       7,662
-------------------------------------------------------
HEALTH CARE (4.3%)
Abbott Laboratories                   40,800      1,772
American Home Products Corp.          43,800      2,294
Bausch & Lomb, Inc.                      550         22
Baxter International, Inc.            59,800      3,558
Bristol-Myers Squibb Co.              16,200      1,683
* Health Management Associates,
  Inc., Class A                       75,250      1,373
* HEALTHSOUTH Corp.                   79,800        843
* Lincare Holdings, Inc.              54,600      2,116
Merck & Co., Inc.                     11,600      1,503
Mylan Labs, Inc.                      31,100        917
* Tenet Healthcare Corp.              47,000      1,351
-------------------------------------------------------
GROUP TOTAL                                      17,432
-------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (3.7%)
* Allied Waste Industries, Inc.       80,000      1,870
Aeroquip-Vickers, Inc.                23,400        673
* AMR Corp.                           14,300        793
Case Corp.                            68,200      1,483
* Continental Airlines, Class B        1,800         68
Cordant Technologies, Inc.             1,700         72
Cummins Engine Co., Inc.              58,200      1,731

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                VALUE
                                     SHARES    (000)+
-------------------------------------------------------
* FMC Corp.                           33,600  $   1,732
Harris Corp.                           1,750         56
* Litton Industries, Inc.              1,000         60
* Loral Space & Communications
  Ltd.                                67,800      1,000
Northrop Grumman Corp.                   400         29
Ogden Corp.                            1,600         46
Steelcase, Inc.                          600         11
* UAL Corp.                              200         13
Waste Management, Inc.                63,727      3,063
York International Corp.              67,500      2,253
-------------------------------------------------------
GROUP TOTAL                                      14,953
-------------------------------------------------------
INSURANCE (3.5%)
Allstate Corp.                        32,054      1,336
American General Corp.                   750         48
Conseco, Inc.                         94,597      2,891
Everest Reinsurance Holdings, Inc.    53,800      2,008
EXEL Ltd.-Class A                      5,000        315
Hartford Financial Services Group,
  Inc.                                33,700      1,599
Lincoln National Corp.                   950         78
Loews Corp.                           15,600      1,316
St. Paul Cos., Inc.                    1,300         42
Travelers Property Casualty Corp.,
  Class A                             72,100      2,303
UNUM Corp.                            44,700      2,221
-------------------------------------------------------
GROUP TOTAL                                      14,157
-------------------------------------------------------
MID CAP GROWTH (1.5%)
* AES Corp.                              800         30
* Allied Waste Industries, Inc.        4,200         98
America Online, Inc.                   1,700        189
* American Disposal Services, Inc.     2,000         78
* American Tower Corp., Class A        2,900         74
* Arterial Vascular Engineering,
  Inc.                                 2,100         78
* At Home Corp., Series A              2,100        101
* Beringer Wine Estates Holdings,
  Inc., Class B                        1,600         61
* BMC Software, Inc.                   2,300        138
* Borders Group, Inc.                  3,200         71
* Broadcom Corp., Class A              1,000         71
* Cablevision Systems Corp., Class
  A                                    2,600        112
* Cellular Communications
  International, Inc.                  1,550         84
* Cinar Films, Inc., Class B           4,800         86
Cintas Corp.                           2,400        120
Comcast Corp., Class A Special         2,100         99
* Computer Horizons Corp.              2,300         57
* Compuware Corp.                      2,000        118
* Concord EFS, Inc.                    3,100         80
Computer Sciences Corp.                1,600         87
CVS Corp.                              3,300        145
Danaher Corp.                          1,800         54
* Diamond Technology Partners,
  Inc.                                 1,700         28
Earthgrains Co. (The)                  1,900         59
* eBay, Inc.                           1,300         59
* EEX Corp.                            9,300         45
Estee Lauder Cos., Class A             1,300         67

                                                VALUE
                                     SHARES    (000)+
-------------------------------------------------------
FINOVA Group, Inc.                     1,600  $      80
* Fiserv, Inc.                         2,700        124
* General Instrument Corp.             4,200         91
* Global Crossing Ltd.                 2,600         54
* Globalstar Telecommunications
  Ltd.                                 8,280         96
HBO & Co.                              2,200         64
* Health Management Associates,
  Inc., Class A                        9,743        178
* Heftel Broadcasting Corp., Class
  A                                    1,900         72
* Imax Corp.                           3,400         68
* Intermedia Communications, Inc.      2,600         64
* J. Ray McDermott, S.A.                 600         18
* Jacor Communications, Inc.           2,400        122
Koninklijke Ahold NV ADR               2,500         73
* Lason, Inc.                          1,000         51
* Level 3 Communications, Inc.         2,100         67
* Liberty Media Group, Class A         3,071        113
* Lincare Holdings, Inc.               4,800        186
Linear Technology Corp.                1,500         75
Loral Space & Communications Ltd.      2,800         41
* Mail-Well, Inc.                      4,100         35
* MAPICS, Inc.                         3,300         73
* Metro-Goldwyn-Mayer, Inc.            2,600         36
* Micro Warehouse, Inc.                2,700         41
* Micron Electronics, Inc.             4,200         74
* Network Associates, Inc.             1,618         57
Newcourt Credit Group, Inc.            1,700         44
* NEXTLINK Communications, Inc.,
  Class A                              1,900         44
* Novell, Inc.                         7,500         92
* Ocean Energy, Inc.                   2,700         35
Omnipoint Corp.                        2,800         21
* ONIX Systems, Inc.                   3,900         34
* Orbital Sciences Corp.                 900         25
* Orthodontic Centers of America,
  Inc.                                 4,300         72
* Outdoor Systems, Inc.                4,275         83
* Pixar, Inc.                          1,800         70
* Premier Parks, Inc.                  2,500         44
Prologis Trust                         2,800         63
Providian Financial Corp.              1,400        119
* Qwest Communications
  International, Inc.                  1,898         59
* Rational Software Corp.              5,200         87
* Rental Service Corp.                 1,500         27
Ross Stores, Inc.                      1,500         43
* Safeway, Inc.                        2,300        107
* SFX Entertainment, Inc., Class A     1,000         31
Stewart Enterprises, Inc., Class A     4,100         69
* Tele-Communications TCI Ventures
  Group, Class A                       7,618        137
* Tellabs, Inc.                        1,000         40
* Trans World Entertainment Corp.      3,750         68
* United Rentals, Inc.                 4,600        110
* United Video Satellite Group,
  Inc.                                 5,000         74
* Western Wireless Corp., Class A      4,500         80
* Yahoo! Inc.                            500         65
-------------------------------------------------------
GROUP TOTAL                                       5,985
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO

                                                VALUE
(CONT'D)                             SHARES    (000)+
-------------------------------------------------------
RETAIL (2.6%)
* Consolidated Stores Corp.           68,000  $   1,334
CVS Corp.                             50,800      2,226
Dayton-Hudson Corp.                   35,900      1,283
J.C. Penney Co., Inc.                    650         29
* Jones Apparel Group, Inc.           19,600        450
* Office Depot, Inc.                  57,100      1,281
Ross Stores, Inc.                     47,600      1,363
Wal-Mart Stores, Inc.                 45,300      2,475
-------------------------------------------------------
GROUP TOTAL                                      10,441
-------------------------------------------------------
TECHNOLOGY (7.4%)
* BMC Software, Inc.                  55,400      3,327
* Cisco Systems, Inc.                 49,125      3,037
Compaq Computer Corp.                 69,900      2,211
* General Instrument Corp.            56,300      1,217
Intel Corp.                           30,900      2,650
International Business Machines
  Corp.                               11,800      1,510
* Micron Technology, Inc.             33,600      1,023
* Microsoft Corp.                     85,000      9,355
* Network Associates, Inc.            43,650      1,549
Northern Telecom Ltd.                 37,600      1,203
* SCI Systems, Inc.                   27,200        733
* Tellabs, Inc.                       22,200        884
Texas Instruments, Inc.                1,000         53
Xerox Corp.                           17,200      1,458
* Yahoo! Inc.                            100         13
-------------------------------------------------------
GROUP TOTAL                                      30,223
-------------------------------------------------------
UTILITIES (4.7%)
* Airtouch Communications, Inc.       31,200      1,778
Ameritech Corp.                       38,200      1,810
AT&T Corp.                             1,200         70
Bell Atlantic Corp.                    1,300         63
Carolina Power & Light Co.            29,300      1,353
Columbia Energy Group                 17,200      1,008
Energy East Corp.                     16,100        821
* MCI WorldCom, Inc.                 122,694      5,997
NIPSCO Industries, Inc.                2,200         72
Pinnacle West Capital Corp.            1,500         67
SBC Communications, Inc.              52,600      2,337
Southern Co.                          46,800      1,378
Sprint Corp.                          32,150      2,315
Texas Utilities Co.                    1,350         63
U.S. West, Inc.                        1,400         74
-------------------------------------------------------
GROUP TOTAL                                      19,206
-------------------------------------------------------
VALUE (3.0%)
Aeroquip-Vickers, Inc.                 7,000        201
Air Products & Chemicals, Inc.         1,000         30
American General Corp.                 4,000        256
* AMR Corp.                            1,400         78
* Arrow Electronics, Inc.              3,000         39
Avnet, Inc.                            1,200         44
Banc One Corp.                         4,300        183
Beckman Coulter, Inc.                  2,000        103

                                                VALUE
                                     SHARES    (000)+
-------------------------------------------------------
Bell Atlantic Corp.                    3,200  $     155
Cabot Oil & Gas Corp., Class A         4,900        122
Case Corp.                            13,200        287
Chase Manhattan Corp.                  4,202        182
Chubb Corp.                              900         57
CIGNA Corp.                            3,500        231
Citicorp                                 800         74
Columbia/HCA Healthcare Corp.          2,100         42
Crestar Financial Corp.                   41          2
CSX Corp.                              1,400         59
Cummins Engine Co., Inc.               8,700        259
Delta Air Lines, Inc.                  1,500        146
Dillard's, Inc., Class A               3,900        110
Duke Energy Corp.                      1,388         92
Eaton Corp.                            1,000         63
Entergy Corp.                          4,500        138
First Union Corp.                      6,298        322
* FMC Corp.                            2,100        108
Ford Motor Co.                         7,800        366
* Foundation Health Systems, Inc.,
  Class A                              6,060         57
General Motors Corp.                   4,696        257
Goodyear Tire & Rubber Co.             4,500        231
GPU, Inc.                              5,500        234
Harnischfeger Industries, Inc.         3,600         41
Hartford Financial Services Group,
  Inc.                                 3,600        171
IBP, Inc.                              5,400        109
IMC Global, Inc.                       3,000         58
Inland Steel Industries, Inc.          3,300         72
International Business Machines
  Corp.                                2,200        282
Kennametal, Inc.                       1,966         53
Liz Claiborne, Inc.                    4,400        115
Lubrizol Corp. (The)                   2,300         61
Mallinckrodt, Inc.                     3,600         73
* Nabors Industries, Inc.              3,700         56
NationsBank Corp.                     57,100      3,055
* Octel Corp.                            650          9
Old Republic International Corp.       5,875        132
Olsten Corp.                           7,500         43
Owens Corning                          3,700        120
Parker Hannifin Corp.                  3,500        104
Philip Morris Cos., Inc.               9,000        415
Phillips Petroleum Co.                 2,900        131
PNC Bank Corp.                         2,900        130
ReliaStar Financial Corp.              3,579        140
Republic New York Corp.                2,900        114
RJR Nabisco Holdings Corp.             6,700        169
Rohm & Haas Co.                        7,500        209
Sears, Roebuck & Co.                   4,200        186
Springs Industries, Inc., Class A      2,500         87
Standard Register Co.                  4,000        109
Tecumseh Products Co., Class A         5,500        270
Tektronix, Inc.                        4,750         74
* Tenet Healthcare Corp.               3,700        106
* Toys 'R' Us, Inc.                    5,300         86
Transatlantic Holdings, Inc.           1,900        157
TRW, Inc.                              2,500        111
Tupperware Corp.                       2,700         32
Ultramar Diamond Shamrock Corp.        4,200         95

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                VALUE
                                     SHARES    (000)+
-------------------------------------------------------
United HealthCare Corp.                4,600  $     161
Universal Corp.                          400         14
* Venator Group, Inc.                  8,600         75
V.F. Corp.                             4,800        178
Washington Mutual, Inc.                4,800        162
* W.R. Grace & Co.                     4,000         50
YPF S.A. ADR                           4,500        117
-------------------------------------------------------
GROUP TOTAL                                      12,460
-------------------------------------------------------
TOTAL COMMON STOCKS (Cost $181,969)             189,480
-------------------------------------------------------
PREFERRED STOCKS (0.9%)
-------------------------------------------------------
                         ++RATINGS
                         (STANDARD
                         & POOR'S)
                         ---------
INDUSTRIALS (0.2%)
(-) Entertainment Properties,
   14.253%                   BBB-        575        538
Tier One Properties,
   11.095%                   A           250        244
-------------------------------------------------------
GROUP TOTAL                                         782
-------------------------------------------------------
MORTGAGE-OTHER (0.7%)
(-)+ Home Ownership Funding Corp.
   13.331%                   Aaa       3,025      3,032
-------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $3,464)              3,814
-------------------------------------------------------
STRUCTURED INVESTMENTS (0.4%)-SEE NOTE A7
-------------------------------------------------------
                                      FACE
                                     AMOUNT
                                      (000)
                                     -------
(b) Merrill Lynch &
  Co., Inc. Single
  Stock Linked Note,
  3.00% plus dividends
  on Case Corp. stock,
  8/13/99                    N/R     $    70      1,522
Morgan Guaranty Trust
  Company, 11/20/05;
  monthly payments
  equal to 1% per annum
  of the outstanding
  notional balance
  indexed to GNMA ARM
  pools                      N/R       9,224        128
-------------------------------------------------------
TOTAL STRUCTURED INVESTMENTS (Cost $2,704)        1,650
-------------------------------------------------------

                         ++RATINGS      FACE
                         (STANDARD    AMOUNT      VALUE
                         & POOR'S)     (000)     (000)+
-------------------------------------------------------
INTEREST RATE CAP (0.0%)-SEE NOTE A6
-------------------------------------------------------
@ J.P. Morgan and Co.,
  terminating 10/15/99,
  to receive on
  10/15/99 the excess,
  as measured on
  10/15/98, of 12 month
  LIBOR over 6.34%
  multiplied by the
  notional amount
  (Premium Paid $150)        AA-     $35,500  $      --
-------------------------------------------------------
CASH EQUIVALENTS (18.3%)
-------------------------------------------------------
Short-term Investments Held as
  Collateral for Loaned Securities
  (7.8%)                              31,621     31,621
-------------------------------------------------------
COMMERCIAL PAPER (3.7%)
Ford Motor Credit Co.
  5.52%, 10/9/98                       5,000      4,994
General Electric Capital Corp.
  5.51%, 10/6/98                       5,000      4,996
Prudential Funding Corp.
  5.50%, 10/15/98                      5,000      4,989
-------------------------------------------------------
GROUP TOTAL                                      14,979
-------------------------------------------------------
REPURCHASE AGREEMENT (6.8%)
Chase Securities, Inc. 5.40%,
  dated 9/30/98, due 10/1/98, to
  be repurchased at $27,650,
  collateralized by various U.S.
  Government Obligations, due
  10/1/98-8/31/00, valued at
  $27,922                             27,646     27,646
-------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $74,246)            74,246
-------------------------------------------------------
TOTAL INVESTMENTS (126.8%) (Cost $509,324)      516,620
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO

                                                VALUE
(CONT'D)                                       (000)+
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-26.8%)
Cash                                          $     191
Dividends Receivable                                372
Interest Receivable                               2,278
Receivable for Investments Sold                   2,192
Receivable for Forward Commitments               34,030
Receivable for Fund Shares Sold                     722
Unrealized Gain on Forward Foreign Currency
  Contracts                                          31
Receivable for Daily Variation Margin on
  Futures Contracts                                   8
Unrealized Gain on Swap Agreements                  314
Other Assets                                         14
Payable for Investments Purchased                (3,490)
Payable for Forward Commitments                (112,158)
Payable for Fund Shares Redeemed                 (1,407)
Payable for Investment Advisory Fees               (489)
Payable for Administrative Fees                     (27)
Payable for Distribution Fee-Adviser Class           (5)
Payable for Deferred Trustees' Compensation
  Plan-Note F                                       (14)
Collateral on Securities Loaned, at Value       (31,621)
Other Liabilities                                  (123)
                                              ---------
                                               (109,182)
-------------------------------------------------------
NET ASSETS (100%)                             $ 407,438
-------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 28,412,967 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                $ 382,339
-------------------------------------------------------
NET ASSET VALUE PER SHARE                     $   13.46
-------------------------------------------------------
INVESTMENT CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 33,072 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                $     445
-------------------------------------------------------
NET ASSET VALUE PER SHARE                     $   13.45
-------------------------------------------------------
ADVISER CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 1,835,318 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                $  24,654
-------------------------------------------------------
NET ASSET VALUE PER SHARE                     $   13.43
-------------------------------------------------------

                                                  VALUE
                                                 (000)+
-------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                               $ 357,162
Undistributed Net Investments Income (Loss)       3,496
Undistributed Realized Net Gain (Loss)           39,430
Unrealized Appreciation (Depreciation) on:
  Investment Securities                           7,296
  Foreign Currency Transactions                      32
  Futures and Swaps                                  22
-------------------------------------------------------
NET ASSETS                                    $ 407,438
-------------------------------------------------------

(sec.) Restricted Security-Total market value of
        restricted securities owned at September 30,
        1998 was $347 or 0.1% of net assets.
+      See Note A1 to Financial Statements.
++     Ratings are unaudited.
*      Non-income producing security
(-)    144A security. Certain conditions for public
        sale may exist.
+++    A portion of these securities was pledged to
        cover margin requirements for future
        contracts.
(+)    Moody's Investors Service, Inc. rating.
        Security is not rated by Standard & Poor's
        Corporation.
#      Step Bond-Coupon rate increases in increments
        to maturity. Rate disclosed is as of September
        30, 1998. Maturity date disclosed is the
        ultimate maturity.
##     Variable or floating rate security-rate
        disclosed is as of September 30, 1998.
@      Value is less than $500.
ADR    American Depositary Receipt
(b)    Security is linked to the performance of the
        common stock of Case Corp.
CMO    Collateralized mortgage obligation
Inv F1 Inverse Floating Rate-Interest rate fluctuates
        with an inverse relationship to an associated
        interest rate. Indicated rate is the effective
        rate at September 30, 1998.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See
        Note A8 to Financial Statements.
YMA    Yield Maintenance Agreement

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO

STATEMENT OF NET ASSETS
U.S. EQUITY (36.2%)

----------------------------------------------------
                                             VALUE
       SEPTEMBER 30, 1998          SHARES    (000)+
----------------------------------------------------
U.S. COMMON STOCKS (36.2%)
----------------------------------------------------
BANKS (2.3%)
Banc One Corp.                      11,900  $    507
BankBoston Corp.                    34,300     1,132
Chase Manhattan Corp.               21,230       918
Citicorp                             4,100       381
NationsBank Corp.                   18,100       969
----------------------------------------------------
GROUP TOTAL                                    3,907
----------------------------------------------------
BASIC RESOURCES (1.4%)
Air Products & Chemicals, Inc.      17,000       506
Bowater, Inc.                        9,200       328
* Octel Corp.                        3,725        51
Praxair, Inc.                        9,800       320
Rohm & Haas Co.                     20,800       578
Solutia, Inc.                       10,800       244
* W.R. Grace & Co.                  33,300       414
----------------------------------------------------
GROUP TOTAL                                    2,441
----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (0.8%)
Anheuser-Busch Cos., Inc.           15,300       826
Dial Corp.                          11,400       235
PepsiCo, Inc.                        9,300       274
----------------------------------------------------
GROUP TOTAL                                    1,335
----------------------------------------------------
CONSUMER DURABLES (2.8%)
Ford Motor Co.                      32,400     1,521
General Motors Corp.                21,988     1,203
Goodyear Tire & Rubber Co.           9,300       478
LucasVarity plc ADR                 28,300       884
Owens Corning                       21,200       690
----------------------------------------------------
GROUP TOTAL                                    4,776
----------------------------------------------------
CONSUMER SERVICES (2.0%)
* Clear Channel Communications,
  Inc.                              12,400       589
* Liberty Media Group, Class A      21,993       807
News Corp., Ltd. ADR                25,600       573
Service Corp. International         19,500       622
*@ TCI Satellite Entertainment,
  Inc., Class A                        100        --
* Tele-Communications, Inc.,
  Class A                           15,506       607
* Tele-Communications TCI
  Ventures Group, Class A           10,688       192
----------------------------------------------------
GROUP TOTAL                                    3,390
----------------------------------------------------

                                             VALUE
                                   SHARES    (000)+
----------------------------------------------------
----------------------------------------------------
CREDIT & FINANCE/
  INVESTMENT COMPANIES (0.8%)
Ambac Financial Group, Inc.         19,600  $    941
Household International, Inc.       13,200       495
----------------------------------------------------
GROUP TOTAL                                    1,436
----------------------------------------------------
ENERGY (1.0%)
Coastal Corp.                       24,000       810
* Nabors Industries, Inc.           14,900       226
Phillips Petroleum Co.               8,000       361
Transocean Offshore, Inc.            2,300        80
USX-Marathon Group, Inc.             7,600       269
----------------------------------------------------
GROUP TOTAL                                    1,746
----------------------------------------------------
FOOD, TOBACCO & OTHER (1.4%)
General Mills, Inc.                  8,100       567
Philip Morris Cos., Inc.            28,700     1,322
RJR Nabisco Holdings Corp.          23,640       595
----------------------------------------------------
GROUP TOTAL                                    2,484
----------------------------------------------------
HEALTH CARE (3.3%)
Abbott Laboratories                 13,000       565
American Home Products Corp.        14,100       738
Baxter International, Inc.          19,000     1,131
Bristol-Myers Squibb Co.             5,200       540
* Health Management Associates,
  Inc., Class A                     23,875       436
* HEALTHSOUTH Corp.                 28,800       304
* Lincare Holdings, Inc.            17,400       674
Merck & Co., Inc.                    3,800       492
Mylan Laboratories, Inc.             9,500       280
* Tenet Healthcare Corp.            14,800       426
----------------------------------------------------
GROUP TOTAL                                    5,586
----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (3.2%)
Aeroquip-Vickers, Inc.               8,700       250
* Allied Waste Industries, Inc.     26,100       610
* AMR Corp.                          4,600       255
Case Corp.                          46,300     1,007
Cummins Engine Co., Inc.            24,200       720
* FMC Corp.                         10,700       552
Loral Space & Communications Ltd.   21,900       323
Waste Management, Inc.              20,285       975
York International Corp.            21,500       717
----------------------------------------------------
GROUP TOTAL                                    5,409
----------------------------------------------------
INSURANCE (2.7%)
Allstate Corp.                      10,400       433
Conseco, Inc.                       30,090       920
Exel Ltd., Class A                   2,400       151
Everest Reinsurance Holdings,
  Inc.                              17,400       649
Hartford Financial Services
  Group, Inc.                       11,300       536
Loews Corp.                          5,000       422

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO

                                             VALUE
(CONT'D)                           SHARES    (000)+
----------------------------------------------------
Travelers Property Casualty
  Corp., Class A                    23,300  $    744
UNUM Corp.                          14,300       711
----------------------------------------------------
GROUP TOTAL                                    4,566
----------------------------------------------------
MID CAP GROWTH (1.2%)
BMC Software, Inc.                   5,800       348
* Borders Group, Inc.                6,300       140
Cintas Corp.                         4,400       221
Danaher Corp.                        6,400       192
Estee Lauder Cos., Class A           3,300       169
* Globalstar Telecommunications
  Ltd.                              12,988       150
Health Management Associates,
  Inc., Class A                     12,705       232
* Lincare Holdings, Inc.             9,900       384
Linear Technology Corp.              1,300        65
* Loral Space & Communications
  Ltd.                               8,500       125
----------------------------------------------------
GROUP TOTAL                                    2,026
----------------------------------------------------
RETAIL (1.9%)
* Consolidated Stores Corp.         21,600       424
CVS Corp.                           16,200       710
Dayton Hudson Corp.                 11,600       415
* Jones Apparel Group, Inc.          6,300       144
* Office Depot, Inc.                18,200       408
Ross Stores, Inc.                   14,500       415
Wal-Mart Stores, Inc.               14,500       792
----------------------------------------------------
GROUP TOTAL                                    3,308
----------------------------------------------------
TECHNOLOGY (5.5%)
* BMC Software, Inc.                17,000     1,021
* Cisco Systems, Inc.               15,525       960
Compaq Computer Corp.               22,300       705
* General Instrument Corp.          17,700       383
Intel Corp.                         10,200       875
International Business Machines
  Corp.                              3,700       473
* Micron Technology, Inc.           10,900       332
* Microsoft Corp.                   25,900     2,850
* Network Associates, Inc.          14,200       504
Northern Telecom Ltd.               12,200       390
* SCI Systems, Inc.                  9,100       245
* Tellabs, Inc.                      6,900       275
Xerox Corp.                          5,200       441
----------------------------------------------------
GROUP TOTAL                                    9,454
----------------------------------------------------
UTILITIES (3.7%)
* Airtouch Communications, Inc.     10,000       570
Ameritech Corp.                     12,200       578
Carolina Power & Light Co.           9,600       444
Columbia Energy Group                5,650       331
Energy East Corp.                    5,200       265
* MCI WorldCom, Inc.                42,215     2,063
SBC Communications, Inc.            19,500       867

                                             VALUE
                                   SHARES    (000)+
----------------------------------------------------
Southern Co.                        15,300  $    450
Sprint Corp.                        11,800       850
----------------------------------------------------
GROUP TOTAL                                    6,418
----------------------------------------------------
VALUE (2.2%)
* Arrow Electronics, Inc.           27,900       366
Case Corp.                          12,100       263
Chase Manhattan Corp.               15,400       666
* Federated Department Stores,
  Inc.                              22,000       800
Great Lakes Chemical Corp.          16,500       642
IMC Global, Inc.                    22,200       430
Mallinckrodt, Inc.                  20,500       417
* Maxicare Health Plans, Inc.       33,000       103
----------------------------------------------------
GROUP TOTAL                                    3,687
----------------------------------------------------
TOTAL U.S. COMMON STOCKS (Cost $62,586)       61,969
----------------------------------------------------
U.S. FIXED INCOME (44.4%)
----------------------------------------------------
FIXED INCOME SECURITIES (44.4%)
----------------------------------------------------

                         ++RATINGS         FACE
                         (STANDARD        AMOUNT   VALUE
                         & POOR'S)         (000)   (000)+
                        -----------   ----------   ------
AGENCY FIXED RATE MORTGAGES (24.1%)
Federal Home Loan
  Mortgage Corporation
  Conventional Pools:
   10.00%, 6/1/19            Agy      $       32        35
   10.50%, 4/1/19            Agy             207       227
   11.00%, 9/1/16            Agy              83        93
   11.50%,
     7/1/15-8/1/15           Agy             120       136
  Gold Pools:
   9.50%, 12/1/16            Agy             158       172
   10.00%, 1/1/21            Agy             342       376
   11.50%, 1/1/16            Agy             106       119
  October TBA
   6.00%, 10/15/28           Agy          19,725    19,724
   6.50%, 10/15/28           Agy             500       509
   7.50%, 10/15/28           Agy           4,150     4,276
  November TBA
   6.00%, 11/15/28           Agy             800       800
   6.50%, 11/25/28           Agy             150       153
Federal National
  Mortgage Association
  Conventional Pools:
   10.00%, 5/1/22            Agy             679       745
   10.50%,
     12/1/09-6/1/19          Agy             195       217
   11.00%, 11/1/20           Agy             100       112
   12.50%, 3/1/15            Agy              23        27
  October TBA
   6.00%, 10/25/28           Agy           3,200     3,185
   6.50%, 10/25/28           Agy           1,700     1,728
  November TBA
   6.50%, 11/25/28           Agy           1,450     1,474

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         ++RATINGS       FACE
                         (STANDARD      AMOUNT     VALUE
                         & POOR'S)      (000)      (000)+
----------------------------------------------------------
Government National Mortgage
Association: Adjustable Rate
Mortgages:
   6.875%,
     4/20/25-6/20/25         Tsy      $      574  $    581
   6.875%, 5/20/25 TBA       Tsy             191       193
   7.00%,
     3/20/25-11/20/25        Tsy           1,474     1,492
  Various Pools:
   9.50%,
     11/15/17-12/15/21       Tsy           2,092     2,291
   10.00%,
     5/15/16-8/15/20         Tsy             553       609
   10.50%,
     1/15/16-5/15/26         Tsy           1,324     1,477
   11.00%,
     7/15/10-12/15/17        Tsy             377       426
   11.50%,
     1/15/13-12/15/17        Tsy             101       114
   12.00%, 11/15/12          Tsy               7         8
----------------------------------------------------------
GROUP TOTAL                                         41,299
----------------------------------------------------------
ASSET BACKED CORPORATES (4.3%)
Advanta Mortgage Loan
  Trust,
  Series:
  97-3 A2
   6.61%, 4/25/12            AAA             150       150
  97-4 A2
   6.53%, 9/25/12            AAA             150       151
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03           AAA             175       178
  97-D A3
   6.20%, 5/15/03            AAA             200       203
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04            AAA             373       377
CIT Group Home Equity
  Loan Trust,
  Series 97-1 A3
   6.25%, 9/15/01            AAA              90        91
(+)## Citibank Credit
  Card Master Trust I
  Series 98-7 A
   5.60%, 5/15/02            Aaa             450       450
## Contimortgage Home
  Equity Loan Trust,
  Series 98-2 A2B PAC
  (11)
   5.62%, 3/15/13            AAA             700       699
Daimler Benz Auto
  Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05            AAA              93        94
(-) Federal Mortgage
  Acceptance Corp.
  Loan Receivables
  Trust, Series 97-A A
   7.35%, 4/15/19            AAA             230       243

                         ++RATINGS       FACE
                         (STANDARD      AMOUNT     VALUE
                         & POOR'S)      (000)      (000)+
----------------------------------------------------------
First Plus Home Loan
  Trust,
  Series:
  97-3 A2
   6.48%, 9/10/08            AAA      $      100  $    100
  97-3 A3
   6.57%, 10/10/10           AAA             100       100
  98-3 A1
   5.706%, 3/10/08           AAA             532       531
First Security Auto
  Grantor Trust,
  Series 97-B A
   6.14%, 4/15/03            N/R             153       154
## First USA Credit
  Card Master Trust,
  Series 97-10 A
   5.672%, 9/17/03           AAA             650       650
Ford Credit Auto Owner
  Trust,
  Series 97-B A3
   6.05%, 4/15/01            AAA             250       252
Honda Auto Receivables
  Grantor Trust,
  Series:
  97-A A
   5.85%, 2/15/03            AAA             725       727
  97-B A
   5.95%, 5/15/03            AAA             108       109
IMC Home Equity Loan
  Trust, Series 98-1
  A2
   6.31%, 12/20/12           AAA             700       703
(-) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04            AAA              81        82
Nissan Auto
  Receivables Grantor
  Trust,
  Series 97-A A
   6.15%, 2/15/03            AAA             149       150
(-) Rental Car Finance
  Corp., Series 97-1
  A2
   6.45%, 8/25/05            AA              200       206
WFS Financial Owner
  Trust,
  Series:
  97-C A3
   6.10%, 3/20/02            AAA             160       161
  97-D A4
   6.25%, 3/20/03            AAA             725       735
----------------------------------------------------------
GROUP TOTAL                                          7,296
----------------------------------------------------------
CABLE (0.0%)
Rogers Cablesystems
  Ltd., Series B
   10.00%, 3/15/05           BB+              80        87
----------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO

                         ++RATINGS       FACE
                         (STANDARD      AMOUNT     VALUE
(CONT'D)                 & POOR'S)      (000)      (000)+
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
SERIES (1.5%)
Federal Home Loan
  Mortgage Corporation
  Series:
  ## 1546-FC REMIC PAC
   (11)
   6.125%, 12/15/21          Agy      $      156  $    158
  1632-SA Inv Fl
  REMIC
   5.443%, 11/15/23          Agy              75        73
  ## 1710-D REMIC
   6.075%, 6/15/20           Agy             260       262
  ## 1933-FM REMIC
   6.375%, 3/15/25           Agy              20        20
  ## 1933-FO REMIC
   6.375%, 3/15/25           Agy              34        34
  ## 2030-F REMIC
   6.09%, 2/15/28            Agy             364       367
  2054-FC REMIC
   6.025%, 5/15/28           Agy             203       205
Federal National
  Mortgage Association
  Series:
  92-89 SQ Inv Fl IO
  PAC (11)
   3321.956%, 6/25/22        Agy           (2)--        19
  ## 94-50 FD REMIC
   6.138%, 3/25/24           Agy             109       109
  ## 97-43 FM REMIC
   6.188%, 7/18/27           Agy             316       318
  ## 97-70 FA REMIC,
  PAC (11)
   6.138%, 7/18/20           Agy              70        71
  ## 97-76 FM
   6.138%, 9/17/27           Agy             128       129
  ## 97-76 FN
   6.088%, 9/17/27           Agy             125       126
  ## 98-22 FA REMIC
   5.99%, 4/18/22            Agy             287       287
  191 IO
   8.00%, 1/1/28             Agy             397        50
  291-2 IO
   8.00%, 11/1/27            Agy             715        90
## Government National
  Mortgage Association
  Series:
  97-13 F TBA
   6.188%, 9/16/27           Tsy             178       180
  97-13 SB IO
   2.313%, 9/16/27           Tsy           1,800       190
----------------------------------------------------------
GROUP TOTAL                                          2,688
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY COLLATERAL
  SERIES (0.6%)
American Housing
  Trust, Series V 1G
   9.125%, 4/25/21           AAA             131       139

                         ++RATINGS       FACE
                         (STANDARD      AMOUNT     VALUE
                         & POOR'S)      (000)      (000)+
----------------------------------------------------------
(+)## BA Mortgage
  Securities, Inc.,
  Series 97-1 A2,
   6.148%, 7/25/26           Aaa      $      394  $    396
Mid-State Trust II,
  Series 88-2 A4
   9.625%,, 4/1/03           AAA             179       194
## Morserv, Inc.
  Series, 96-2 1A1
   6.538%, 11/25/26          AAA             265       267
----------------------------------------------------------
GROUP TOTAL                                            996
----------------------------------------------------------
COMMERCIAL MORTGAGES (1.2%)
American Southwest
  Financial Securities
  Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09            N/R             115       122
  (+) 95-C1 A1B
   7.40%, 11/17/04           Aaa             150       155
Asset Securitization
  Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27            AAA             115       124
  95-MD4 A1
   7.10%, 8/13/29            AAA             215       228
  ## 95-MD4 A CS2 IO
   2.354%, 8/13/29           N/R             736       121
  96-MD6 A1C
   7.04%, 11/13/26           AAA             125       134
Beverly Finance Corp.,
  Series 94-1
   8.36%, 7/15/04            AA-             100       112
(-) Carousel Center
  Finance, Inc.,
  Series 1 A1
   6.828%, 11/15/07          AA              100       104
(-) DLJ Mortgage
  Acceptance Corp.
  Series 96-CF2 A1B
   7.29%, 11/12/21           AAA             135       145
(+) First Union-Lehman
  Brothers Commercial
  Mortgage Trust,
  Series 97-C1 A2
   7.30%, 12/18/06           Aaa             175       190
(+)## GMAC Commercial
  Mortgage Securities,
  Inc., Series 97-C2 X
  IO
   1.273%, 4/15/27           Aaa           1,514       107
(+) GS Mortgage
  Securities Corp. II,
  Series 97-GL A2D
   6.94%, 7/13/30            Aaa             100       108

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         ++RATINGS       FACE
                         (STANDARD      AMOUNT     VALUE
                         & POOR'S)      (000)      (000)+
----------------------------------------------------------
(+)## LB Commercial
  Conduit Mortgage
  Trust,
  Series 96-C2 A
   7.428%, 10/25/26          Aaa      $      161  $    174
(+) Midland Realty
  Acceptance Corp.,
  Series 96-C2 A2
   7.233%, 1/25/29           Aaa             100       107
Mortgage Capital
  Funding, Inc.,
  Series 95-MC1 A1B
   7.60%, 5/25/27            AAA             105       109
----------------------------------------------------------
GROUP TOTAL                                          2,040
----------------------------------------------------------
ENERGY (0.1%)
(-) Excel Paralubes
  Funding
   7.43%, 11/1/15            A-              100       104
Mobile Energy Services
   8.665%, 1/1/17            CCC              92        34
----------------------------------------------------------
GROUP TOTAL                                            138
----------------------------------------------------------
FINANCE (2.5%)
(-) Anthem Insurance
  Cos., Inc.,
  Series A
   9.00%, 4/1/27             BBB+            100       108
Associates Corp. of
  North America
   6.00%, 7/15/05            AA-             220       227
BankAmerica Capital
  Corp.,
  Series 2
   8.00%, 12/15/26           A                60        64
(-) BankAmerica
  Institutional,
  Series A
   8.07%, 12/31/26           A-              200       216
(-) BT Institutional
  Capital Trust,
  Series A
   8.09%, 12/1/26            BBB+            225       213
(-) EOP Operating LP
   6.763%, 6/15/07           BBB             240       242
Equifax, Inc.
   6.90%, 7/1/28             A               100       103
Equitable Companies,
  Inc.
   6.50%, 4/1/08             A               140       148
(-) Equitable Life
  Assurance Society of
  the U.S., Series 1A
   6.95%, 12/1/05            A               100       107
Farmers Exchange
  Capital
   7.05%, 7/15/28            BBB+            290       292
(-) First Chicago NBD
  Corp.,
  Series A
   7.95%, 12/1/26            A-              180       194
First Union
  Institutional
  Capital, Series I
   8.04%, 12/1/26            BBB+            225       245

                         ++RATINGS       FACE
                         (STANDARD      AMOUNT     VALUE
                         & POOR'S)      (000)      (000)+
----------------------------------------------------------
(-) Florida Windstorm
   6.70%, 8/25/04            A-       $      175  $    184
Great Western
  Financial,
  Series A
   8.206%, 2/1/27            BBB-             25        27
(-) GS Escrow Corp.
   7.125%, 8/1/05            BB+             195       194
HMH Properties,
  Series A
   7.875%, 8/1/05            BB              240       243
(-) Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24            A+              250       253
PNC Institutional
  Capital,
  Series A
   7.95%, 12/15/26           BBB+            150       160
(-) Prime Property
  Funding II,
   6.80%, 8/15/02            A                85        87
   7.00%, 8/15/04            A               165       171
(-) Prudential
  Insurance Co.
   8.30%, 7/1/25             A               175       206
Washington Mutual
  Capital
   8.375%, 6/1/27            BBB-            155       171
(-) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13             AA-             246       261
  96 WFP-D
   6.95%, 9/1/13             AA-             250       264
----------------------------------------------------------
GROUP TOTAL                                          4,380
----------------------------------------------------------
INDUSTRIALS (2.6%)
American Standard Cos.
   7.375%, 4/15/05           BB-             145       148
Becton Dickinson & Co.
   7.00%, 8/1/27             A+               45        49
CalEnergy Co., Inc.
   8.48%, 9/15/28            BB+             125       130
CBS Corp.
   7.15%, 5/20/05            BB+             190       198
Columbia/HCA
  Healthcare
   7.50%, 12/15/23           BBB             145       128
   7.58%, 9/15/25            BBB              75        66
   9.00%, 12/15/14           BBB              50        54
Continental
  Cablevision
   8.30%, 5/15/06            BBB             150       170
Cox Communications,
  Inc.
   6.80%, 8/1/28             A-               90        93
CSC Holdings, Inc.
   7.875%, 12/15/07          BB+             205       212

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO

                         ++RATINGS       FACE
                         (STANDARD      AMOUNT     VALUE
(CONT'D)                 & POOR'S)      (000)      (000)+
----------------------------------------------------------
DR Structured Finance,
  Series:
  93-K1 A2
   7.43%, 8/15/18            BB       $      180  $    162
  94-K1 A1
   7.60%, 8/15/07            BB               78        79
  94-K2 A2
   9.35%, 8/15/19            BB               30        31
Ford Motor Co.
   6.50%, 8/1/18             A+               35        35
   6.625%, 10/1/28           A               120       121
Fred Meyer, Inc.
   7.375%, 3/1/05            BB+             240       250
General Motors Corp.
   6.75%, 5/1/28             A               180       184
Intermedia
  Communications, Inc.
  Series B
   8.50%, 1/15/08            B                35        35
Lenfest
  Communications,
  Inc.
   (-) 7.625%, 2/15/08       BB+             175       177
   8.375%, 11/1/05           BB+             100       105
News America, Inc.
   7.28%, 6/30/28            BBB-            280       285
(-) Oxymar
   7.50%, 2/15/16            BBB             100       102
Paramount
  Communications,
  Inc.
   8.25%, 8/1/22             BB+             255       273
Philip Morris Cos.,
  Inc.
   7.00%, 7/15/05            A                70        75
# Rhone-Poulenc Rorer,
  Inc., Series 92-A 3
   8.62%, 1/5/21             BBB-            100       110
Scotia Pacific Co. LLC
   7.71%, 7/20/28            BBB             385       363
Southland Corp.
   5.00%, 12/15/03           BB+             120       100
TCI Communications,
  Inc.
   7.875%, 2/15/26           BBB-             25        30
(-) Tenet Healthcare
  Corp.
   7.625%, 6/1/08            BB+             195       198
Time Warner Cos., Inc.
   6.95%, 1/15/28            BBB-             85        88
   7.57%, 2/1/24             BBB-            275       305
United Technologies
  Corp.
   6.70%, 8/1/28             A+              170       181
----------------------------------------------------------
GROUP TOTAL                                          4,537
----------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES- AGENCY COLLATERAL
  SERIES (0.2%)
Federal Home Loan
  Mortgage
  Corporation,
  Series 1911 C PO
   11/15/23                  Agy             100        91

                         ++RATINGS       FACE
                         (STANDARD      AMOUNT     VALUE
                         & POOR'S)      (000)      (000)+
----------------------------------------------------------
Federal National
  Mortgage
  Association, Series
  96-34 C PO
   3/25/23                   Agy      $      225  $    191
----------------------------------------------------------
GROUP TOTAL                                            282
----------------------------------------------------------
TELEPHONES (0.7%)
Comcast Cable
  Communications
   8.375%, 5/1/07            BBB-            145       171
GTE Corp.
   6.94%, 4/15/28            A               205       218
# Intermedia
  Communications
  of Florida, Inc.
   0.00%, 5/15/06            B                40        33
# Intermedia
  Communications,
  Inc., Series B
   0.00%, 7/15/07            B                45        32
MCI WorldCom, Inc.
   6.95%, 8/15/28            BBB+            440       462
# Qwest Communications
  International, Inc.,
  Series B
   0.00%, 2/1/08             BB+             205       152
TCI Communications,
  Inc.
   7.125%, 2/15/28           BBB-             65        71
----------------------------------------------------------
GROUP TOTAL                                          1,139
----------------------------------------------------------
TRANSPORTATION (0.4%)
Continental Airlines,
  Series 98-1 A
   6.648%, 9/15/17           AA+             260       286
(-) Jet Equipment
  Trust, Series 94-A
  A11
   10.00%, 6/15/12           A+              125       168
Union Pacific Corp.
   6.625%, 2/1/08            BBB-            175       181
----------------------------------------------------------
GROUP TOTAL                                            635
----------------------------------------------------------
U.S. TREASURY SECURITIES (3.8%)
U.S. Treasury Notes
   3.375%, 1/15/07
    (Inflation
      Indexed)               Tsy           3,693     3,634
   3.625%, 7/15/02
    (Inflation
      Indexed)               Tsy             739       742
   3.625%, 1/15/08
    (Inflation
      Indexed)               Tsy           1,035     1,038
   +++ 6.25%, 4/30/01        Tsy           1,000     1,045
----------------------------------------------------------
GROUP TOTAL                                          6,459
----------------------------------------------------------
UTILITIES (0.2%)
(-) Edison Mission
  Energy Funding
  Corp.,
  Series B
   7.33%, 9/15/08            BBB             100       107

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         ++RATINGS       FACE
                         (STANDARD      AMOUNT     VALUE
                         & POOR'S)      (000)      (000)+
----------------------------------------------------------
Niagara Mohawk Power,
  Series:
  G
   7.75%, 10/1/08            BB-      $      111  $    118
  # H
   0.00%, 7/1/10             BB-             161       117
----------------------------------------------------------
GROUP TOTAL                                            342
----------------------------------------------------------
YANKEE (2.2%)
(-) Alcoa Aluminio
  S.A., Series 96-1
   7.50%, 12/16/08           BBB             162       144
(-) AST Research, Inc.
   7.45%, 10/1/02            BB-             235       176
Empresa Nacional
  Electricidad
   7.325%, 2/1/37            A-               55        47
   7.75%, 7/15/08            A-              220       195
Glencore Nickel
  Property Ltd.
   9.00%, 12/1/14            BB+             205       171
Grupo Minero Mexicano
  S.A. de CV,
  Series A
   8.25%, 4/1/08             BB              135       113
(-) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17             A+              325       231
(-) Hyundai
  Semiconductor
  America
   8.25%, 5/15/04            B               110        80
(-) Israel Electric
  Corp., Ltd.
   7.25%, 12/15/06           A-               30        29
   7.75%, 12/15/27           A-              140       131
Korea Development Bank
   7.375%, 9/17/04           BB+             365       287
(-) Multicanal S.A.
   10.50%, 4/15/18           BB+              95        62
National Power Corp.
   7.875%, 12/15/06          BB+             105        73
   8.40%, 12/15/16           BB+              90        55
(-) Paiton Energy
  Funding
   9.34%, 2/15/14            CCC             100        23
(-) Petroliam Nasional
  Bhd.
   7.125%, 10/18/06          BBB-            225       146
(-) Petrozuata
  Finance, Inc.
   8.22%, 4/1/17             BBB-            305       253
(-) Ras Laffan
  Liquefied Natural
  Gas Co.
   8.294%, 3/15/14           BBB+            315       262
# Republic of
  Argentina Par,
  Series L
   5.75%, 3/31/23            BB              645       435
Republic of Colombia
   8.70%, 2/15/16            BBB-            220       140
Rogers Cantel, Inc.
   8.30%, 10/1/07            BB+              25        24

                         ++RATINGS       FACE
                         (STANDARD      AMOUNT     VALUE
                         & POOR'S)      (000)      (000)+
----------------------------------------------------------
(-) Samsung
  Electronics Co.
   7.45%, 10/1/02            BB-      $      150  $    110
United Mexican States
  Par Bond,
  Series A
   6.25%, 12/31/19           BB              710       520
----------------------------------------------------------
GROUP TOTAL                                          3,707
----------------------------------------------------------
TOTAL U.S. FIXED INCOME (Cost $75,765)              76,025
----------------------------------------------------------
PREFERRED STOCK (0.4%)
----------------------------------------------------------
                                          SHARES
                                          ------
MORTGAGE-OTHER (0.4%)
(-)(+) Home Ownership
  Funding Corp.,
   13.331% (Cost $540)       Aaa             600       601
----------------------------------------------------------
INTERNATIONAL FIXED INCOME (2.8%)
----------------------------------------------------------
FIXED INCOME SECURITIES (2.8%)
----------------------------------------------------------
                                            FACE
                                          AMOUNT
                                           (000)
                                         -------
AUSTRALIAN DOLLAR (0.0%)
Federal National
  Mortgage
  Association - Global
   6.50%, 7/10/02            Agy        AUD   85        53
----------------------------------------------------------
BRITISH POUND (0.4%)
United Kingdom
  Treasury Bills
   8.00%, 6/10/03            AAA        GBP   30        57
   8.50%, 7/16/07            AAA             265       561
----------------------------------------------------------
GROUP TOTAL                                            618
----------------------------------------------------------
CANADIAN DOLLAR (0.3%)
Government of Canada
   7.50%, 3/1/01             AAA        CAD  235       163
   8.75%, 12/1/05            AAA             225       181
   9.75%, 6/1/21             AA+             100       104
----------------------------------------------------------
GROUP TOTAL                                            448
----------------------------------------------------------
DANISH KRONE (0.1%)
Kingdom of Denmark
   8.00%, 5/15/03            AA+        DKK  275        50
   9.00%, 11/15/00           AA+             600       103
----------------------------------------------------------
GROUP TOTAL                                            153
----------------------------------------------------------
GERMAN MARK (1.1%)
Government of Germany
  (+)5.75%, 8/22/00          Aaa       DEM   510       318
  (+)6.00%, 1/5/06           Aaa             175       118

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO

                         ++RATINGS       FACE
                         (STANDARD      AMOUNT     VALUE
(CONT'D)                 & POOR'S)      (000)      (000)+
----------------------------------------------------------
 (+)6.00%, 1/4/07            Aaa         DEM 155  $    106
    6.25%, 1/4/24            AAA             430       313
    6.50%, 7/4/27            AAA             190       143
    7.125%, 1/29/03          AAA             170       116
    7.50%, 9/9/04            AAA             480       343
    8.375%, 5/21/01          AAA             300       201
International Bank for
  Reconstruction &
  Development
   7.125%, 4/12/05           AAA             175       123
Kredit fuer
  Wiederaufbau
   5.00%, 1/4/09             AAA              75        47
----------------------------------------------------------
GROUP TOTAL                                          1,828
----------------------------------------------------------
GREEK DRACHMA (0.0%)
Hellenic Republic
   8.80%, 6/19/07            A        GRD  14,500       52
----------------------------------------------------------
ITALIAN LIRA (0.3%)
Republic of Italy BTPS
   9.50%, 2/1/06             AAA      ITL 315,000      253
   10.00%, 8/1/03            AA          410,000       313
----------------------------------------------------------
GROUP TOTAL                                            566
----------------------------------------------------------
JAPANESE YEN (0.5%)
European Investment
  Bank
   3.00%, 9/20/06            AAA       JPY 4,000        34
Export-Import Bank of
  Japan
   2.875%, 7/28/05           AAA          30,000       248
International Bank for
  Reconstruction &
  Development
   4.75%, 12/20/04           N/R          15,200       138
   6.75%, 6/18/01            AAA          52,000       445
----------------------------------------------------------
GROUP TOTAL                                            865
----------------------------------------------------------
SOUTH AFRICAN RAND (0.0%)
Republic of South
  Africa
   13.00%, 8/31/10           BBB+       ZAR  225        30
----------------------------------------------------------
SWEDISH KRONA (0.1%)
Swedish Government
   6.00%, 2/9/05             AAA        SEK  500        69
   13.00%, 6/15/01           AA+             500        78
----------------------------------------------------------
GROUP TOTAL                                            147
----------------------------------------------------------
TOTAL INTERNATIONAL FIXED INCOME (Cost $4,558)     4,760
----------------------------------------------------------

                                             VALUE
                                  SHARES     (000)+
----------------------------------------------------
INTERNATIONAL EQUITY (11.9%)
----------------------------------------------------
COMMON STOCKS (11.9%)
----------------------------------------------------
ARGENTINA (0.4%)
Telefonica de Argentina S.A.
  ADR                               10,700  $    315
YPF S.A. ADR                        12,800       333
----------------------------------------------------
GROUP TOTAL                                      648
----------------------------------------------------
BRAZIL (0.2%)
* Telebras ADR Preferred Block       4,600       324
Telesp Celular S.A., Class B     1,592,000        66
----------------------------------------------------
GROUP TOTAL                                      390
----------------------------------------------------
CZECH REPUBLIC (0.1%)
* SPT Telecom a.s.                  16,000       206
----------------------------------------------------
FRANCE (2.4%)
Credit Local de France               6,100       770
Groupe Danone S.A.                   3,150       829
Lafarge S.A.                         6,346       562
Lagardere S.C.A.                     9,000       257
Rhone-Poulenc                       13,300       558
Scor                                12,110       720
Suez Lyonnaise des Eaux              2,130       363
----------------------------------------------------
GROUP TOTAL                                    4,059
----------------------------------------------------
GERMANY (2.0%)
Berliner Kraft-und Licht,
  Class A                            2,100       101
Deutsche Bank AG                     7,150       380
Deutsche Lufthansa AG               32,000       650
Deutsche Telekom AG                 22,150       689
Henkel KGaA                          7,240       527
RWE AG                              11,300       526
Springer (Axel) Verlag AG              770       461
----------------------------------------------------
GROUP TOTAL                                    3,334
----------------------------------------------------
GREECE (0.0%)
Hellenic Telecommunication
  Organization S.A. TBA              3,882        93
----------------------------------------------------
HONG KONG (0.3%)
Smartone Telecommunications        183,000       500
----------------------------------------------------
INDIA (0.1%)
* Jardine Fleming India Fund,
  Inc.                              25,300       131
----------------------------------------------------
ISRAEL (0.1%)
* Bank Hapoalim Ltd.                39,000        95
----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                             VALUE
                                  SHARES     (000)+
----------------------------------------------------
ITALY (0.8%)
Banca di Roma                      411,000  $    735
* Banca Popolare di Verona           2,000       168
Telecom Italia S.p.A.              111,004       531
----------------------------------------------------
GROUP TOTAL                                    1,434
----------------------------------------------------
JAPAN (1.1%)
Bridgestone Corp.                   21,000       423
Nintendo Corp., Ltd.                 4,000       376
Nippon Telegraph & Telephone
  Corp.                                 36       262
Nissan Motor Co., Ltd.              79,000       220
Promise Co., Ltd.                    6,100       275
Takefuji Corp.                       7,000       353
----------------------------------------------------
GROUP TOTAL                                    1,909
----------------------------------------------------
NETHERLANDS (0.2%)
ING Groep N.V.                       3,409       154
Philips Electronics N.V.             2,900       156
----------------------------------------------------
GROUP TOTAL                                      310
----------------------------------------------------
NORWAY (0.1%)
Christiania Bank OG
  Kreditkasse                       83,100       262
----------------------------------------------------
SINGAPORE (0.1%)
* Creative Technology Ltd.          12,800       115
Natsteel Electronics Ltd.           54,000       118
----------------------------------------------------
GROUP TOTAL                                      233
----------------------------------------------------
SPAIN (0.8%)
Corporacion Bancaria de Espana
  S.A.                              15,600       311
Endesa S.A.                         26,000       586
Telefonica S.A.                     11,909       435
----------------------------------------------------
GROUP TOTAL                                    1,332
----------------------------------------------------
SWEDEN (0.8%)
Astra AB, Class A                   25,000       427
Nordbanken Holding AB               54,100       311
Pharmacia & Upjohn, Inc. SDS        12,600       633
----------------------------------------------------
GROUP TOTAL                                    1,371
----------------------------------------------------
SWITZERLAND (0.4%)
CIE Financiere Richemont AG            300       385
Swissair AG (Registered)             1,405       290
----------------------------------------------------
GROUP TOTAL                                      675
----------------------------------------------------
UNITED KINGDOM (1.6%)
Allied Domecq plc                   48,725       352
Burmah Castrol plc                  12,426       177
Hanson plc                          56,900       361
Imperial Tobacco Group plc          42,800       453

                                             VALUE
                                  SHARES     (000)+
----------------------------------------------------
LucasVarity plc                    163,000  $    501
National Westminister Bank plc      17,576       236
Somerfield plc                      45,000       320
United Assurance Group plc          35,300       353
----------------------------------------------------
GROUP TOTAL                                    2,753
----------------------------------------------------
UNITED STATES (0.4%)
* Global TeleSystems Group,
  Inc.                              17,000       574
* The India Fund, Inc.              25,100       154
----------------------------------------------------
GROUP TOTAL                                      728
----------------------------------------------------
TOTAL INTERNATIONAL EQUITY (Cost $19,296)     20,463
----------------------------------------------------
HIGH YIELD (6.2%)
----------------------------------------------------
FIXED INCOME SECURITIES (6.2%)
----------------------------------------------------


                         ++RATINGS      FACE
                        (STANDARD     AMOUNT    VALUE
                         & POOR'S)     (000)    (000)+
--------------------------------------------------------
ASSET BACKED CORPORATES (0.2%)
(-) Commercial
  Financial Services,
  Inc.,
  Series 97-5 A1
   7.72%, 6/15/05            A       $    138        140
(-)(+) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-1 B
   14.22%, 10/26/03          Ba3          128        127
(-) OHA Auto Grantor
  Trust, Series 97-A
   11.00%, 9/15/03           BB            96         94
--------------------------------------------------------
GROUP TOTAL                                          361
--------------------------------------------------------
CABLE (0.3%)
Lenfest Communications,
  Inc.
   8.375%, 11/1/05           BB+          200        210
Rogers Cablesystems
  Ltd. Series B
   10.00%, 3/15/05           BB+          100        109
Rogers Cablesystems
  Ltd.
   10.125%, 9/1/12           BB+          175        189
Rogers Communications,
  Inc.
   9.125%, 1/15/06           BB-           50         50
--------------------------------------------------------
GROUP TOTAL                                          558
--------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY
  COLLATERAL SERIES (0.0%)
(+) Citicorp Mortgage
  Securities, Inc.,
  Series 90-8 A7
   9.50%, 6/25/05            B3            20         10
--------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO

                          ++RATINGS      FACE
                          (STANDARD     AMOUNT     VALUE
(CONT'D)                  & POOR'S)     (000)     (000)+
----------------------------------------------------------
COMMERCIAL MORTGAGES (0.2%)
CBM Funding Corp.,
  Series 96-1B D
   8.645%, 2/1/08            AA        $    125  $     133
(-)(+)## DLJ Mortgage
  Acceptance Corp.
  Series 97-CF2 S IO
   0.355%, 10/15/17          Aaa          3,965         96
Federal Mortgage
  Acceptance Corp.,
  Loan Receivables
  Trust, Series 96-B C
  1
   7.929%, 11/1/18           N/R             97         75
----------------------------------------------------------
GROUP TOTAL                                            304
----------------------------------------------------------
COMMUNICATIONS (1.1%)
# Dolphin
  Telecommunications
   0.00%, 6/1/08             B-             110         52
(-) Esprit Telecom
  Group plc
   11.00%, 6/15/08           B-         DEM 125         64
Flag Ltd.
   8.25%, 1/30/08            B+        $     70         66
(-) Global Crossing
  Holdings Ltd.
   9.625%, 5/15/08           N/R             50         49
Globalstar LP/Capital
   11.375%, 2/15/04          B              125         85
Hermes Europe Railtel
   11.50%, 8/15/07           B               30         32
# Intermedia
  Communications, Inc.
  Series B
   0.00%, 7/15/07            B              250        180
Iridium Capital Corp.,
  Series A
   13.00%, 7/15/05           B-             100         86
Level 3 Communications,
  Inc.
   9.125%, 5/1/08            B               75         71
# Nextel
  Communications, Inc.
   0.00%, 9/15/07            CCC            400        254
# NEXTLINK
  Communications
   0.00%, 4/15/08            B              345        198
PSINet, Inc.,
  Series B
   10.00%, 2/15/05           B-             140        140
Qwest Communications
  International Inc.,
  Series B
   10.875%, 4/1/07           B+              65         75
(+)# RCN Corp.
   0.00%, 10/15/07           B3             300        163
RSL Communications plc
  # 0.00%, 3/15/08           B-             450        129
   12.25%, 11/15/06          B-              17         18

                          ++RATINGS      FACE
                          (STANDARD     AMOUNT     VALUE
                          & POOR'S)     (000)     (000)+
----------------------------------------------------------
(-)(+)# Viatel, Inc.
   # 0.00%, 4/15/08          Caa1      $    135  $      65
# Wam!Net, Inc.
   0.00%, 3/1/05             N/R            225        123
----------------------------------------------------------
GROUP TOTAL                                          1,850
----------------------------------------------------------
ENERGY (0.1%)
Snyder Oil Corp.
   8.75%, 6/15/07            B+             200        204
----------------------------------------------------------
FINANCE (0.5%)
# Fuji JGB Investments
  LLC
  Series A
   9.87% 12/31/49            BB+            525        249
(-)# SB Treasury Co.
  LLC
  Series A
   9.40%, 12/29/49           BBB-           545        480
Western Financial Bank
   8.875%, 8/1/07            BB+            100         83
----------------------------------------------------------
GROUP TOTAL                                            812
----------------------------------------------------------
FOOD & BEVERAGE (0.1%)
Smithfield Foods, Inc.
   7.625%, 2/15/08           BB+            120        117
----------------------------------------------------------
GAMING (0.2%)
Grand Casinos, Inc.
   10.125%, 12/1/03          BB             160        170
Station Casinos, Inc.
   10.125%, 3/15/06          B+             100         99
----------------------------------------------------------
GROUP TOTAL                                            269
----------------------------------------------------------
HEALTH CARE (0.3%)
Columbia/HCA Healthcare
   6.91%, 6/15/05            BBB            240        234
Fresenius Medical
  Capital Trust II
   7.875%, 2/1/08            B+             100         94
Tenet Healthcare Corp.
   8.625%, 1/15/07           B+             240        249
----------------------------------------------------------
GROUP TOTAL                                            577
----------------------------------------------------------
HOTELS, LODGING & RESTAURANTS (0.1%)
HMH Properties,
  Series A
   7.875%, 8/1/05            BB             135        137
Host Marriott Travel
  Plaza
   9.50%, 5/15/05            BB-            100        103
----------------------------------------------------------
GROUP TOTAL                                            240
----------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          ++RATINGS     FACE
                          (STANDARD     AMOUNT     VALUE
                          & POOR'S)     (000)     (000)+
----------------------------------------------------------
INDUSTRIAL (0.4%)
American Standard Cos.
   7.375%, 2/1/08            BB-       $    205  $     207
Geberit International
  S.A.
   10.125%, 4/15/07          N/R            130         86
Navistar Financial
  Corp.,
  Series B
   9.00%, 6/1/02             B+              35         36
Norcal Waste Systems,
  Inc.
   13.50%, 11/15/05          BB-            100        110
(-) Nortek, Inc.
   8.875%, 8/1/08            B+             120        116
Vencor Operating, Inc.
   9.875%, 5/1/05            B-             165        132
----------------------------------------------------------
GROUP TOTAL                                            687
----------------------------------------------------------
MEDIA & ENTERTAINMENT (0.1%)
Outdoor Systems, Inc.
   8.875%, 6/15/07           B              100        103
----------------------------------------------------------
METALS (0.2%)
(-) EES Coke Battery
  Co., Inc.
   9.382%, 4/15/07           BB-            100         98
Impress Metal Packaging
  Holdings
   9.875%, 5/29/07           B              300        180
----------------------------------------------------------
GROUP TOTAL                                            278
----------------------------------------------------------
PACKAGING (0.3%)
(-) CEX Holdings, Inc.
   9.625%, 6/1/08            B              125        119
Chancellor Media Corp.
  Series B
   8.125%, 12/15/07          B               65         63
   (-) 9.00%, 10/1/08        B               50         51
Norampac, Inc.
   9.50%, 2/1/08             B+             205        202
SD Warren Co.
   12.00%, 12/15/04          B+             130        142
----------------------------------------------------------
GROUP TOTAL                                            577
----------------------------------------------------------

                          ++RATINGS      FACE
                          (STANDARD     AMOUNT     VALUE
                          & POOR'S)     (000)     (000)+
----------------------------------------------------------
RETAIL (0.7%)
(-) CA FM Lease Trust
   8.50%, 7/15/17            BBB-      $    239  $     269
DR Structured Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10            BB             329        315
  94-K2 A2
   9.35%, 8/15/19            BB             200        207
Musicland Group, Inc.,
  Series B
   9.875%, 3/15/08           CCC+           120        115
Southland Corp.
   5.00%, 12/15/03           BB+            376        312
----------------------------------------------------------
GROUP TOTAL                                          1,218
----------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (0.9%)
(-) AST Research, Inc.
   7.45%, 10/1/02            BB-            280        210
(-)# CTI Holdings S.A.
   0.00%, 4/15/08            B              150         64
(-) Cathay
  International Ltd.
   13.00%, 4/15/08           BB-            165         95
(-) Hyundai
  Semiconductor America
   8.625%, 5/15/07           B              100         70
Korea Electric Power
  Corp.
   7.75%, 4/1/13             B+              65         42
Multicanal S.A.
   10.50%, 2/1/07            BB-            150        101
   (-) 10.50%, 4/15/18       BB+            100         67
(-) NSM Steel, Inc.
   12.25%, 2/1/08            CCC             75         34
# Occidente y Caribe
  Cellular
   0.00%, 3/15/04            B              185        134
Pindo Deli Financial
  Mauritius
   10.75%, 10/1/07           BB             380        167
Quezon Power Ltd.
   8.86%, 6/15/17            BB+            250        159
(+)# Republic of
  Argentina Pre 4
  BOCON, PIK
   0.00%, 9/1/02             B3              85         92
(-) Satelites Mexicanos
  S.A.
   10.125%, 11/1/04          B-             210        142
(-) Total Access
  Communication PCL
  (Convertible)
   2.00%, 5/31/06            BBB-            50         34
TV Azteca S.A.,
  Series B
   10.50%, 2/15/07           B+             260        186
----------------------------------------------------------
GROUP TOTAL                                          1,597
----------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO

                          ++RATINGS      FACE
                          (STANDARD     AMOUNT     VALUE
(CONT'D)                  & POOR'S)     (000)     (000)+
----------------------------------------------------------
TECHNOLOGY (0.1%)
(-) American Cellular
  Corp.
   10.50%, 5/15/08           CCC+      $    100  $      97
AMSC Acquisition Co.,
  Inc.,
  Series B
   12.25%, 4/1/08            N/R            215        125
----------------------------------------------------------
GROUP TOTAL                                            222
----------------------------------------------------------
TRANSPORTATION (0.2%)
ALPS,
  Series 96-1 DX
   12.75%, 6/15/06           BB-            144        144
(-) Jet Equipment
  Trust,
  Series 94-C1
   11.79%, 6/15/13           BBB-           150        208
----------------------------------------------------------
GROUP TOTAL                                            352
----------------------------------------------------------
UTILITIES (0.2%)
AES Corp.
   8.50%, 11/1/07            B+             185        174
(-) American
  Communication Lines
  LLC
   10.25%, 6/30/08           B               70         69
Niagara Mohawk Power,
  Series G
   7.75%, 10/1/08            BB-             35         37
----------------------------------------------------------
GROUP TOTAL                                            280
----------------------------------------------------------
TOTAL HIGH YIELD (Cost $11,868)                     10,616
----------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (0.0%)
----------------------------------------------------------
                                         SHARES
                                         ------
MEDIA & ENTERTAINMENT (0.0%)
* Paxson Communications
  Corp., PIK
   9.75% (Cost $30)          N/R            300         30
----------------------------------------------------------
PREFERRED STOCKS (0.2%)
----------------------------------------------------------
COMMUNICATIONS (0.1%)
* IXC Communications,
  Inc.,
  Series B PIK
   7.25%                     CCC+            80         85
----------------------------------------------------------
MEDIA & ENTERTAINMENT (0.1%)
Sinclair Capital
  11.625%                    B            1,300        137
----------------------------------------------------------
UTILITIES (0.0%)
* Paxson Communications
  Corp.,
   13.25%                    N/R            700         67
----------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $279)                     289
----------------------------------------------------------

            ++RATINGS
            (STANDARD                            VALUE
            & POOR'S)                 SHARES    (000)+
--------------------------------------------------------
WARRANTS (0.0%)
--------------------------------------------------------
COMMUNICATIONS (0.0%)
*(-) Globalstar
  Telecommunications
  Ltd., expiring
  2/15/04                    N/R          125  $       4
*(-) Iridium World
  Communications Ltd.,
  expiring 7/15/05           N/R           70         10
*(-) Wam!Net, Inc.,
  expiring 3/1/05            N/R          675          3
--------------------------------------------------------
GROUP TOTAL                                           17
--------------------------------------------------------
MEDIA & ENTERTAINMENT (0.0%)
*@ Paxson
  Communications Corp.,
  expiring 6/30/03           N/R           96         --
--------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (0.0%)
*(-)@ NSM Steel, Inc.,
  expiring 2/1/08            N/R       47,482         --
* Occidente y Caribe
  Cellular, expiring
  3/15/04                    N/R          740         31
--------------------------------------------------------
GROUP TOTAL                                           31
--------------------------------------------------------
TECHNOLOGY (0.0%)
*(-) American Mobile
  Satellite Corp.,
  expiring 4/1/08            N/R        2,150          1
* Concentric Network
  Corp., expiring
  12/15/07                   N/R        1,000          9
--------------------------------------------------------
GROUP TOTAL                                           10
--------------------------------------------------------
TOTAL WARRANTS (Cost $14)                             58
--------------------------------------------------------
INTEREST RATE CAP (0.0%)-SEE NOTE A6
--------------------------------------------------------
                                         FACE
                                       AMOUNT
                                        (000)
                                     --------
@ J.P. Morgan and Co.,
  terminating 10/15/99,
  to receive on
  10/15/99 the excess,
  as measured on
  10/15/98, of the 12
  month LIBOR over
  6.43% multiplied by
  the notional amount
  (Premium Paid $32)         AA-     $  7,600         --
--------------------------------------------------------
CASH EQUIVALENTS (16.1%)
--------------------------------------------------------
REPURCHASE AGREEMENT (16.1%)
Chase Securities, Inc. 5.40%,
  dated 9/30/98, due 10/1/98, to
  be repurchased at $27,577,
  collateralized by various U.S.
  Government Obligations, due
  10/1/98-8/31/00, valued at
  $27,848 (Cost $27,572)               27,572     27,572
--------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                       FACE
                                      AMOUNT     VALUE
                                      (000)     (000)+
--------------------------------------------------------
FOREIGN CURRENCY (1.0%)
--------------------------------------------------------
Australian Dollar            AUD            3  $       2
Austrian Schilling           ATS          125         11
Belgian Franc                BEF           24          1
British Pound                GBP           64        108
Canadian Dollar              CAD           21         14
Danish Krone                 DKK           22          3
@ French Franc               FRF            1         --
German Mark                  DEM          948        568
Greek Drachma                GRD        1,705          6
Hong Kong Dollar             HKD           12          2
Italian Lira                 ITL      974,051        590
Japanese Yen                 JPY       61,980        454
Netherlands Guilder          NLG           29         15
@ Phillipines Peso           PHP           15         --
Singapore Dollar             SGD            4          2
South African Rand           ZAR           15          2
Spanish Peseta               ESP        1,306          9
Swedish Krona                SEK          156         20
Swiss Franc                  CHF            4          3
--------------------------------------------------------
TOTAL FOREIGN CURRENCY (Cost $1,790)               1,810
--------------------------------------------------------
TOTAL INVESTMENTS (119.2%) (Cost $204,330)       204,193
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-19.2%)
Cash                                                 276
Dividends Receivable                                 167
Interest Receivable                                1,014
Receivable for Withholding Tax Reclaim                17
Unrealized Gain on Forward Foreign Currency
  Contracts                                           23
Receivable for Investments Sold                      878
Receivable for Forward Commitments                 6,066
Receivable for Fund Shares Sold                        6
Unrealized Gain on Swap Agreements                    91
Other Assets                                           6
Payable for Investments Purchased                 (2,057)
Payable for Forward Commitments                  (37,596)
Payable for Fund Shares Redeemed                  (1,150)
Payable for Administrative Fees                      (11)
Payable for Investment Advisory Fees                (276)
Payable for Shareholder Servicing
  Fees-Investment Class                               (1)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                         (6)
Unrealized Loss on Futures Contracts                (266)
Payable for Closed Forward Foreign Currency
  Contracts                                          (27)
Other Liabilities                                    (75)
                                               ---------
                                                 (32,921)
--------------------------------------------------------
NET ASSETS (100%)                              $ 171,272
--------------------------------------------------------

                                                 VALUE
                                                (000)+
--------------------------------------------------------
--------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------
NET ASSETS
Applicable to 14,054,249 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                 $ 165,039
--------------------------------------------------------
NET ASSET VALUE PER SHARE                      $   11.74
--------------------------------------------------------
INVESTMENT CLASS
--------------------------------------------------------
NET ASSETS
Applicable to 530,939 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                 $   6,233
--------------------------------------------------------
NET ASSET VALUE PER SHARE                      $   11.74
--------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                $ 157,124
Undistributed Net Investment Income (Loss)           873
Undistributed Realized Net Gain (Loss)            13,563
Unrealized Appreciation (Depreciation) on:
  Investment Securities                             (157)
  Foreign Currency                                    28
  Futures and Swaps                                 (159)
--------------------------------------------------------
NET ASSETS                                     $ 171,272
--------------------------------------------------------

+      See Note A1 to Financial Statements.
++     Ratings are unaudited.
*      Non-income producing security.
(-)    144A security. Certain conditions for public
         sale may exist.
+++    A portion of these securities was pledged to
         cover margin requirements for futures
         contracts.
(+)      Moody's Investors Service, Inc. rating. Security
         is not rated by Standard & Poor's Corporation.
#      Step Bond-Coupon rate increases in increments to
         maturity. Rate disclosed is as of September
         30, 1998. Maturity date disclosed is the
         ultimate maturity.
##     Variable or floating rate security-rate
         disclosed is as of September 30, 1998.
(2)    Face amount is less than $500.
@      Value is less than $500.
ADR    American Depositary Receipt
CMO    Collateralized Mortgage Obligation
Inv    Inverse Floating Rate-Interest rate fluctuates
  Fl     with an inverse relationship to an associated
         interest rate. Indicated rate is the effective
         rate at September 30, 1998.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or
         Standard & Poor's Corporation.
PAC    Planned Amortization Class
PCL    Public Company Limited
PIK    Payment-in-Kind Security
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
SDS    Swedish Depositary Shares
TBA    Security is subject to delayed delivery. See
         Note A8 to Financial Statements.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                           SMALL       INTER-
                                                                                             CAP     NATIONAL      MID CAP
                                                                 VALUE       EQUITY        VALUE       EQUITY       GROWTH
                                                             PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                         ------------------------------------------------------------------------
                                                                                Year Ended September 30, 1998
(In Thousands)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (+)
    Dividends                                              $   64,214     $ 15,164     $  9,819     $ 10,999     $    875
    Interest                                                   21,927        2,700        3,727        1,022        1,585
---------------------------------------------------------------------------------------------------------------------------------
       Total Income                                            86,141       17,864       13,546       12,021        2,460
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                       18,304        5,809        6,499        2,821        2,551
    Administrative Fee--Note C                                  2,930          931          694          451          408
    Custodian Fee--Note E                                         185          186          102          440          119
    Audit Fee                                                      41           26           20           55           17
    Legal Fee                                                      60           16           13            7            5
    Shareholder Servicing Fee--Investment Class
    shares--Note D                                                 42            3           --            1           --
    Distribution Fees--Adviser Class shares--Note D               908           --           --           --           67
    Brazilian Tax Expense                                          --           --           --           80           --
    Other Expenses                                                332          110          122           66           86
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                          22,802        7,081        7,450        3,921        3,253
---------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note K                                       (185)        (186)         (19)        (215)        (119)
---------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                            22,617        6,895        7,431        3,706        3,134
---------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                         63,524       10,969        6,115        8,315         (674)
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                     444,168      245,032      117,795       41,046      102,056
    Foreign Currency Transactions                                  --           --           --         (568)          --
    Futures                                                     9,072           --           --         (855)          --
---------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                               453,240      245,032      117,795       39,623      102,056
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities(++)                              (1,045,028)    (254,737)    (285,570)     (86,002)    (104,691)
    Foreign Currency Transactions                                  --           --           --          (23)          --
    Futures                                                      (330)          --           --         (985)          --
---------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)              (1,045,358)    (254,737)    (285,570)     (87,010)    (104,691)
---------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                    (592,118)      (9,705)    (167,775)     (47,387)      (2,635)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                $ (528,594)    $  1,264     $(161,660)   $(39,072)    $ (3,309)
=================================================================================================================================

(+) Net of $1,255 withholding tax for the International Equity Portfolio. (++) Net of foreign capital gains tax of $1 on unrealized gains for the International Equity Portfolio.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                 EMERGING            SMALL                          DOMESTIC
                                                 MID CAP          MARKETS              CAP            FIXED            FIXED
                                                   VALUE            VALUE           GROWTH           INCOME           INCOME
                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  June 30,
                                           Year Ended          Year Ended         1998* to       Year Ended       Year Ended
                                           September 30,    September 30,    September 30,    September 30,    September 30,
(In Thousands)                                   1998                1998             1998             1998             1998
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (+)
    Dividends                                  $ 3,052             $ 281             $ --          $ 1,267          $  44
    Interest                                    1,557                 99                5          288,213          5,549
---------------------------------------------------------------------------------------------------------------------------------
       Total Income                             4,609                380                5          289,480          5,593
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B        2,700       $111               $8                   15,592      $307
    Less: Waived Fees                              --        (92)     19       (8)     --               --        (7) 300
    Administrative Fee--Note C                    288                 12                1            3,327             66
    Custodian Fee--Note E                          70                 95                4              327             14
    Audit Fee                                      21                 41                9               51             15
    Legal Fee                                      33                 --               --               62              1
    Filing & Registration Fees                    105                  1               15              407             13
    Shareholder Servicing
    Fee--Investment Class
    shares--Note D                                 22                 --               --               43             --
    Distribution Fees--Adviser Class
    shares--Note D                                  3                 --               --              264             --
    Country Tax Expense                            --                  5               --               --             --
    Other Expenses                                 36                  6                1              271              8
    Reimbursement of Expenses--Note B              --                 --              (21)              --             --
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                           3,278                179                9           20,344            417
---------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note K                        (70)                --               --             (327)            (7)
---------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                             3,208                179                9           20,017            410
---------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)          1,401                201               (4)         269,463          5,183
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                      27,755             (3,159)            (176)          96,498          2,198
    Foreign Currency Transactions                  --                (35)              --            2,921             --
    Futures and Swaps                            (438)              (177)              --           (3,309)           (51)
---------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                27,317             (3,371)            (176)          96,110          2,147
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)
    Investment Securities (++)                (79,622)            (5,471)            (319)         (56,019)           236
    Foreign Currency Transactions                  --                 (8)              --            1,249             --
    Futures and Swaps                              --                (18)              --            1,351             30
---------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation
        (Depreciation)                        (79,622)            (5,497)            (319)         (53,419)           266
---------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                     (52,305)            (8,868)            (495)          42,691          2,413
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $(50,904)           $(8,667)           $(499)        $312,154         $7,596
=================================================================================================================================

* Commencement of Operations
(+) Net of $18 withholding tax for the Emerging Markets Value Portfolio. (++) Net of foreign capital gains tax of $42 on unrealized gains for the Emerging Markets Value Portfolio.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                      MORTGAGE-
                                                             HIGH           CASH           FIXED         BACKED      LIMITED
                                                            YIELD       RESERVES          INCOME     SECURITIES     DURATION
                                                        PORTFOLIO      PORTFOLIO    PORTFOLIO II      PORTFOLIO    PORTFOLIO
                                                           ----------------------------------------------------------------------
                                                                                                    Year Ended September 30, 1998
(In Thousands)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                           $  1,459           $  --      $   153             $  68     $    48
    Interest                                              56,657           7,219       21,457             2,808      13,537
---------------------------------------------------------------------------------------------------------------------------------
       Total Income                                       58,116           7,219       21,610             2,876      13,585
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                   2,363     $320               1,213      $145                 647
    Less: Waived Fees                                         --      (68)   252           --       (27)    118          --
    Administrative Fee--Note C                               504             102          259                31         173
    Custodian Fee--Note E                                     72              11           44                12          16
    Audit Fee                                                 23              11           18                17          16
    Legal Fee                                                  8               2            4                --           3
    Shareholder Servicing Fee--Investment Class
    shares--Note D                                            18              --           --                --          --
    Distribution Fees--Adviser Class
    shares--Note D                                            26              --           --                --          --
    Other Expenses                                           154              37           89                16          53
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                      3,168             415        1,627               194         908
---------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note K                                   (72)             (6)         (44)               (1)        (14)
---------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                        3,096             409        1,583               193         894
---------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                    55,020           6,810       20,027             2,683      12,691
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                 21,381              --        7,972             1,242         466
    Foreign Currency Transactions                           (491)             --          194                --          --
    Futures and Swaps                                     (2,630)             --         (166)             (441)       (280)
---------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                           18,260              --        8,000               801         186
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                (84,504)             --          487              (943)      1,952
    Foreign Currency Transactions                         (1,319)             --           95                --          --
    Futures and Swaps                                     (1,018)             --        1,111              (341)     (1,912)
---------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)            (86,841)             --        1,693            (1,284)         40
---------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                (68,581)             --        9,693              (483)        226
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                        $(13,561)         $6,810       $29,720          $ 2,200     $12,917
=================================================================================================================================

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                              SPECIAL                                                 INTER-
                                                              PURPOSE                                    GLOBAL     NATIONAL
                                                                FIXED                           PA        FIXED        FIXED
                                                               INCOME      MUNICIPAL     MUNICIPAL       INCOME       INCOME
                                                            PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                               ------------------------------------------------------------------
                                                                                                    Year Ended September 30, 1998
(In Thousands)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (+)
    Dividends                                                $ 1,154           $  --       $   --      $    62      $    --
    Interest                                                  38,594           4,280        1,429        3,927        7,506
---------------------------------------------------------------------------------------------------------------------------------
       Total Income                                           39,748           4,280        1,429        3,989        7,506
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                       2,045     $ 316         $ 103               264          551
    Less: Waived Fees                                             --       (34)  282     (27)  76           --           --
    Administrative Fee--Note C                                   436              67           22           57          118
    Custodian Fee--Note E                                         50              17            2           23           45
    Audit Fee                                                     28              20           20           32           26
    Legal Fee                                                      9               7            2            1            2
    Shareholder Servicing Fee--Investment Class
    Shares--Note D                                                 1              --           --           --           --
    Other Expenses                                                67              41           16           19           29
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                          2,636             434          138          396          771
---------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note K                                       (36)            (13)          (1)          (1)          (2)
---------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                            2,600             421          137          395          769
---------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                        37,148           3,859        1,292        3,594        6,737
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                     15,485           4,771        1,294           75          (36)
    Foreign Currency Transactions                                461              --           --       (1,445)      (3,063)
    Futures and Swaps                                         (1,940)           (577)         (67)         263        1,824
---------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                               14,006           4,194        1,227       (1,107)      (1,275)
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                    (12,359)           (696)        (187)       2,603        7,724
    Foreign Currency Transactions                                183              --           --        1,011        1,427
    Futures and Swaps                                           (435)         (1,733)        (567)          (7)          96
---------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                (12,611)         (2,429)        (754)       3,607        9,247
---------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                      1,395           1,765          473        2,500        7,972
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                  $38,543         $ 5,624       $1,765      $ 6,094      $14,709
=================================================================================================================================

(+) Net of $12 and $35 withholding tax for the Global Fixed Income and International Fixed Income Portfolios, respectively.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                          INTERMEDIATE      MULTI-MARKET                              MULTI-
                                                              DURATION      FIXED INCOME          BALANCED       ASSET-CLASS
                                                             PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                           ----------------------------------------------------------------------
                                                                              October 1,
                                                            Year Ended          1997* to        Year Ended        Year Ended
                                                         September 30,     September 30,     September 30,     September 30,
(In Thousands)                                                    1998              1998              1998              1998
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (+)
    Dividends                                                    $  17             $  43           $ 3,154           $ 1,719
    Interest                                                     6,843             4,378            12,413             5,239
---------------------------------------------------------------------------------------------------------------------------------
       Total Income                                              6,860             4,421            15,567             6,958
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                           405    $283                        1,781  $1,203
    Less: Waived Fees                                               --     (28)      255                --      (78)   1,125
    Administrative Fee--Note C                                      86                50               317               148
    Custodian Fee--Note E                                           17                11                66                79
    Audit Fee                                                       15                18                38                47
    Legal Fee                                                        2                 1                42                 2
    Filing & Registration Fees                                      22                27                45                21
    Shareholder Servicing Fee--Investment Class
    shares--Note D                                                  --                --                 3                 9
    Distribution Fees--Adviser Class shares--Note                   --                --                69                --
    Brazilian Tax Expense                                           --                --                --                 2
    Other Expenses                                                  18                 5                41                23
    Reimbursement of Expenses--Note B                               --                (2)               --                --
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                              565               365             2,402             1,456
---------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note K                                         (17)               (2)              (66)               (2)
---------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                548               363             2,336             1,454
---------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                           6,312             4,058            13,231             5,504
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                        1,795            (1,251)           42,399            15,224
    Foreign Currency Transactions                                   82               481               105               173
    Futures                                                       (110)             (214)             (504)             (724)
---------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                  1,767              (984)           42,000            14,673
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                          697            (1,192)          (47,003)          (20,403)
    Foreign Currency Transactions                                    7              (155)               51               (96)
    Futures and Swaps                                              197                34               168              (167)
---------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                      901            (1,313)          (46,784)          (20,666)
---------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                        2,668            (2,297)           (4,784)           (5,993)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                                $8,980           $ 1,761           $ 8,447            $ (489)
---------------------------------------------------------------------------------------------------------------------------------

 *  Commencement of Operations
(+) Net of $15 and $60 withholding tax for the Multi-Market Fixed Income and Multi-Asset-Class Portfolios, respectively.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                            SMALL CAP
                                                       VALUE                       EQUITY                     VALUE
                                                     PORTFOLIO                   PORTFOLIO                  PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       Year Ended                  Year Ended                 Year Ended
                                                     September 30,               September 30,              September 30,
                                                 ---------------------       ---------------------       -------------------
(In Thousands)                                      1997          1998          1997          1998         1997         1998
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)               $   53,714    $   63,524    $   18,000    $   10,969    $   4,831    $   6,115
   Realized Net Gain (Loss)                      375,983       453,240       379,936       245,032      113,081      117,795
   Change in Unrealized Appreciation
     (Depreciation)                              516,078    (1,045,358)       58,032      (254,737)     175,057     (285,570)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net
        Assets Resulting
        from Operations                          945,775      (528,594)      455,968         1,264      292,969     (161,660)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
   INSTITUTIONAL CLASS:
     Net Investment Income                       (43,078)      (62,553)      (21,326)      (12,881)      (3,283)      (5,031)
     Realized Net Gain                          (135,541)     (306,482)     (234,965)     (356,453)     (92,539)    (118,223)
   INVESTMENT CLASS:
     Net Investment Income                          (249)         (484)          (19)          (20)          --           --
     Realized Net Gain                              (851)       (2,354)         (298)         (597)          --           --
   ADVISER CLASS (+):
     Net Investment Income                          (894)       (5,679)           --            (1)          --           --
     Realized Net Gain                            (1,156)      (27,923)           --            --           --           --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                      (181,769)     (405,475)     (256,608)     (369,952)     (95,822)    (123,254)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                    1,576,439       752,802       122,058       125,772      125,463      114,435
     In Lieu of Cash Distributions               156,287       313,748       250,540       360,707       94,545      121,720
     Redeemed                                   (769,989)   (1,493,928)     (701,366)     (558,392)    (105,216)    (131,908)
   INVESTMENT CLASS:
     Issued                                       21,268        12,467         2,983           242           --           --
     In Lieu of Cash Distributions                 1,086         1,920           316           615           --           --
     Redeemed                                     (6,754)      (11,550)       (1,364)         (510)          --           --
   ADVISER CLASS (+):
     Issued                                      172,033       292,374            --           460           --           --
     In Lieu of Cash Distributions                 1,868        29,311            --             1           --           --
     Redeemed                                    (11,849)      (98,912)           --           (44)          --           --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from
        Capital Share Transactions             1,140,389      (201,768)     (326,833)      (71,149)     114,792      104,247
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                   1,904,395    (1,135,837)     (127,473)     (439,837)     311,939     (180,667)
NET ASSETS:
   Beginning of Period                         1,869,477     3,773,872     1,442,374     1,314,901      585,457      897,396
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                              $3,773,872    $2,638,035    $1,314,901    $  875,064    $ 897,396    $ 716,729
=================================================================================================================================
   Undistributed net investment income
     (loss) included in end of period
     net assets                               $   18,442    $   13,250    $    4,070    $    2,137    $   2,064    $   2,975
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                                90,227        40,398         4,762         5,161        6,240        5,384
     In Lieu of Cash Distributions                 9,563        17,599        10,687        17,555        5,253        6,169
     Shares Redeemed                             (44,093)      (80,941)      (27,052)      (24,600)      (5,376)      (6,231)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class Shares
        Outstanding                               55,697       (22,944)      (11,603)       (1,884)       6,117        5,322
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS:
     Shares Issued                                 1,187           659           113            11           --           --
     In Lieu of Cash Distributions                    66           107            14            30           --           --
     Shares Redeemed                                (380)         (613)          (51)          (22)          --           --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Investment Class Shares
        Outstanding                                  873           153            76            19           --           --
---------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS (+):
     Shares Issued                                 9,462        15,459            --            20           --           --
     In Lieu of Cash Distributions                   112         1,645            --            --           --           --
     Shares Redeemed                                (676)       (5,498)           --            (2)          --           --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Adviser Class Shares Outstanding           8,898        11,606            --            18           --           --
=================================================================================================================================

(+) The Equity Portfolio began offering Adviser Class shares on January 16,
    1998.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           INTER-
                                                          NATIONAL                  MID CAP                   MID CAP
                                                           EQUITY                    GROWTH                    VALUE
                                                         PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                         Year Ended                Year Ended               Year Ended
                                                       September 30,             September 30,             September 30,
                                                    -------------------       -------------------       ------------------
               (In Thousands)                        1997         1998         1997         1998         1997        1998
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)                    $  11,704    $   8,315    $    (284)   $    (674)   $    344    $   1,401
   Realized Net Gain (Loss)                           43,465       39,623       66,879      102,056      24,403       27,317
   Change in Unrealized Appreciation
     (Depreciation)                                   79,914      (87,010)      29,836     (104,691)     38,391      (79,622)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
        Resulting from Operations                    135,083      (39,072)      96,431       (3,309)     63,138      (50,904)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
   INSTITUTIONAL CLASS:
     Net Investment Income                           (12,515)     (11,478)          --           --        (404)        (439)
     Realized Net Gain                               (12,996)     (44,763)     (67,632)     (66,908)     (4,075)     (24,048)
   INVESTMENT CLASS:
     Net Investment Income                                (4)         (10)          --           --          (1)         (13)
     Realized Net Gain                                    (5)         (43)          --           --          (9)        (915)
   ADVISER CLASS (+):
     Net Investment Income                                --           --           --           --          --           --
     Realized Net Gain                                    --           --           --         (316)         --           --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                           (25,520)     (56,294)     (67,632)     (67,224)     (4,489)     (25,415)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                           96,568      100,648       72,700      273,476     137,940      307,936
     Issued due to Reorganization--Note M                 --           --           --           --          --       43,226
     In Lieu of Cash Distributions                    21,690       52,265       65,823       64,517       4,424       23,811
     Redeemed                                       (213,704)    (261,421)    (123,453)    (291,506)    (30,955)    (102,105)
   INVESTMENT CLASS:
     Issued                                              325           88           --           --         854       24,500
     In Lieu of Cash Distributions                         9           54           --           --          10          918
     Redeemed                                             (6)        (110)          --           --          --       (5,250)
   ADVISER CLASS (+):
     Issued                                               --           --        1,813       73,812          --          269
     Issued due to Reorganization--Note M                 --           --           --           --          --        7,086
     In Lieu of Cash Distributions                        --           --           --          310          --           --
     Redeemed                                             --           --         (800)     (17,226)         --       (1,235)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital
        Share Transactions                           (95,118)    (108,476)      16,083      103,383     112,273      299,156
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                          14,445     (203,842)      44,882       32,850     170,922      222,837
NET ASSETS:
   Beginning of Period                               635,941      650,386      403,281      448,163      50,576      221,498
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                   $ 650,386    $ 446,544    $ 448,163    $ 481,013    $221,498    $ 444,335
=================================================================================================================================
   Undistributed net investment income (loss)
     included in end of period net assets          $   9,914    $   5,910    $      --    $      --    $    310    $   1,259
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                                     6,875        7,041        4,220       12,802       8,139       14,975
     Shares Issued due to
       Reorganization--Note M                             --           --           --           --          --        1,981
     In Lieu of Cash Distributions                     1,662        3,872        3,909        3,693         290        1,280
     Shares Redeemed                                 (15,096)     (17,928)      (7,311)     (13,871)     (1,808)      (5,123)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class Shares
        Outstanding                                   (6,559)      (7,015)         818        2,624       6,621       13,113
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS:
     Shares Issued                                        22            6           --           --          47        1,195
     In Lieu of Cash Distributions                         1            4           --           --           1           49
     Shares Redeemed                                      --           (7)          --           --          --         (256)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Investment
        Class Shares Outstanding                          23            3           --           --          48          988
---------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS (+):
     Shares Issued                                        --           --           98        3,486          --           14
     Shares Issued due to
       Reorganization--Note M                             --           --           --           --          --          325
     In Lieu of Cash Distributions                        --           --           --           18          --           --
     Shares Redeemed                                      --           --          (43)        (806)         --          (68)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Adviser
        Class Shares Outstanding                          --           --           55        2,698          --          271
=================================================================================================================================

(+) The Mid Cap Growth and the Mid Cap Value Portfolios began offering Adviser Class shares on January 31, 1997 and July 17, 1998, respectively.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 EMERGING            SMALL CAP               FIXED
                                                              MARKETS VALUE           GROWTH                 INCOME
                                                                PORTFOLIO            PORTFOLIO             PORTFOLIO
                                                                   --------------------------------------------------------------
                                                                Year Ended           June 30,              Year Ended
                                                              September 30,          1998* to            September 30,
                                                            -----------------      September 30,     ---------------------
                   (In Thousands)                            1997        1998          1998            1997          1998
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)                            $    390    $    201            $  (4)   $  169,154    $  269,463
   Realized Net Gain (Loss)                                   2,998      (3,371)            (176)       62,863        96,110
   Change in Unrealized Appreciation (Depreciation)           2,027      (5,497)            (319)       38,362       (53,419)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
        Resulting from Operations                             5,415      (8,667)            (499)      270,379       312,154
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
   INSTITUTIONAL CLASS:
     Net Investment Income                                     (572)       (109)              --      (149,960)     (236,264)
     Realized Net Gain                                       (2,288)     (2,059)              --       (20,590)      (49,292)
   INVESTMENT CLASS (+):
     Net Investment Income                                       --          --               --          (341)       (1,481)
     Realized Net Gain                                           --          --               --           (47)         (297)
   ADVISER CLASS (++):
     Net Investment Income                                       --          --               --        (1,187)       (5,636)
     Realized Net Gain                                           --          --               --           (61)       (1,121)
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                   (2,860)     (2,168)              --      (172,186)     (294,091)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                                   5,587       3,142            3,618     1,506,277     1,950,102
     In Lieu of Cash Distributions                            2,586       2,122               --       141,335       247,290
     Redeemed                                               (20,904)     (7,528)            (115)     (314,144)     (809,245)
   INVESTMENT CLASS (+):
     Issued                                                      --          --               --        10,498        50,811
     In Lieu of Cash Distributions                               --          --               --           305         1,337
     Redeemed                                                    --          --               --        (1,587)      (13,110)
   ADVISER CLASS (++):
     Issued                                                      --          --               --        82,302        76,130
     In Lieu of Cash Distributions                               --          --               --           587         4,436
     Redeemed                                                    --          --               --        (7,715)      (26,749)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital Share
        Transactions                                        (12,731)     (2,264)           3,503     1,417,858     1,481,002
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                                (10,176)    (13,099)           3,004     1,516,051     1,499,065
NET ASSETS:
   Beginning of Period                                       32,984      22,808               --     1,790,146     3,306,197
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                           $ 22,808    $  9,709           $3,004    $3,306,197    $4,805,262
=================================================================================================================================
   Undistributed net investment income (loss)
     included in end of period net assets                  $     91    $     51            $  --    $   57,872    $   70,218
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                                              488         365              363       126,596       161,426
     In Lieu of Cash Distributions                              249         231               --        12,016        20,656
     Shares Redeemed                                         (1,762)       (861)             (12)      (26,436)      (66,995)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Institutional Class
        Shares Outstanding                                   (1,025)       (265)             351       112,176       115,087
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS (+):
     Shares Issued                                               --          --               --           886         4,202
     In Lieu of Cash Distributions                               --          --               --            26           112
     Shares Redeemed                                             --          --               --          (133)       (1,089)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Investment Class
        Shares Outstanding                                       --          --               --           779         3,225
---------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS (++):
     Shares Issued                                               --          --               --         6,870         6,305
     In Lieu of Cash Distributions                               --          --               --            50           370
     Shares Redeemed                                             --          --               --          (645)       (2,211)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Adviser Class
        Shares Outstanding                                       --          --               --         6,275         4,464
=================================================================================================================================

*    Commencement of Operations
(+) The Fixed Income Portfolio began offering Investment Class shares on October 15, 1996.
(++) The Fixed Income Portfolio began offering Adviser Class shares on
     November 7, 1996.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         DOMESTIC
                                                            FIXED                      HIGH                      CASH
                                                           INCOME                     YIELD                  RESERVES
                                                        PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                                    ------------------------------------------------------------------------
                                                         Year Ended               Year Ended                Year Ended
                                                       September 30,            September 30,             September 30,
                                                    --------------------    ----------------------    ----------------------
                (In Thousands)                        1997        1998        1997         1998         1997         1998
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)                     $  6,619    $  5,183    $  37,581    $  55,020    $   4,812    $   6,810
   Realized Net Gain (Loss)                            1,892       2,147       15,044       18,260           --           --
   Change in Unrealized Appreciation
     (Depreciation)                                    1,312         266       24,005      (86,841)          --           --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
        Resulting from Operations                      9,823       7,596       76,630      (13,561)       4,812        6,810
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
   INSTITUTIONAL CLASS:
     Net Investment Income                            (6,034)     (6,010)     (34,334)     (48,720)      (4,812)      (6,810)
     Realized Net Gain                                  (179)       (907)      (1,171)     (14,043)          --           --
   INVESTMENT CLASS:
     Net Investment Income                                --          --         (628)        (867)          --           --
     Realized Net Gain                                    --          --          (20)        (243)          --           --
   ADVISER CLASS (+):
     Net Investment Income                                --          --          (66)        (744)          --           --
     Realized Net Gain                                    --          --           --         (180)          --           --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                            (6,213)     (6,917)     (36,219)     (64,797)      (4,812)      (6,810)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                           32,103      18,578      294,848      459,733      334,996      443,318
     In Lieu of Cash Distributions                     5,270       5,689       21,776       45,671        4,389        6,171
     Redeemed                                        (39,391)    (45,858)    (121,867)    (250,421)    (319,418)    (379,725)
   INVESTMENT CLASS:
     Issued                                               --          --       12,531        9,943           --           --
     In Lieu of Cash Distributions                        --          --          451          756           --           --
     Redeemed                                             --          --       (8,118)      (9,038)          --           --
   ADVISER CLASS (+):
     Issued                                               --          --        5,616       20,784           --           --
     In Lieu of Cash Distributions                        --          --           66          805           --           --
     Redeemed                                             --          --       (1,521)     (14,409)          --           --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital
        Share Transactions                            (2,018)    (21,591)     203,782      263,824       19,967       69,764
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                           1,592     (20,912)     244,193      185,466       19,967       69,764
NET ASSETS:
   Beginning of Period                                95,362      96,954      294,949      539,142       78,497       98,464
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                    $ 96,954    $ 76,042    $ 539,142    $ 724,608    $  98,464    $ 168,228
=================================================================================================================================
   Undistributed net investment income (loss)
     included in end of period net assets           $  1,805    $    722    $  11,795    $  16,074    $      --    $      --
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                                     2,909       1,653       30,974       47,739      334,996      443,316
     In Lieu of Cash Distributions                       484         514        2,349        4,720        4,389        6,171
     Shares Redeemed                                  (3,553)     (4,095)     (12,813)     (25,893)    (319,418)    (379,724)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class Shares Outstanding          (160)     (1,928)      20,510       26,566       19,967       69,763
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS:
     Shares Issued                                        --          --        1,307        1,014           --           --
     In Lieu of Cash Distributions                        --          --           49           78           --           --
     Shares Redeemed                                      --          --         (833)        (916)          --           --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Investment
        Class Shares Outstanding                          --          --          523          176           --           --
---------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS (+):
     Shares Issued                                        --          --          577        2,125           --           --
     In Lieu of Cash Distributions                        --          --            7           83           --           --
     Shares Redeemed                                      --          --         (158)      (1,496)          --           --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Adviser
        Class Shares Outstanding                          --          --          426          712           --           --
=================================================================================================================================

(+) The High Yield Portfolio began offering Adviser Class shares on January 31,
    1997.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   MORTGAGE-
                                                            FIXED                    BACKED                  LIMITED
                                                            INCOME                 SECURITIES                DURATION
                                                         PORTFOLIO II              PORTFOLIO                PORTFOLIO
                                                           ----------------------------------------------------------------------

                                                          Year Ended               Year Ended               Year Ended
                                                        September 30,            September 30,            September 30,
                                                     -------------------       ------------------      -------------------
                (In Thousands)                        1997         1998         1997        1998        1997         1998
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)                     $  13,537    $  20,027    $  4,031    $  2,683    $   8,360    $  12,691
   Realized Net Gain (Loss)                             4,333        8,000       1,189         801          372          186
   Change in Unrealized Appreciation
     (Depreciation)                                     3,019        1,693         (44)     (1,284)         510           40
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
        Resulting from Operations                      20,889       29,720       5,176       2,200        9,242       12,917
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
   INSTITUTIONAL CLASS:
     Net Investment Income                            (13,889)     (17,747)     (3,646)     (2,821)      (7,415)     (10,732)
     Realized Net Gain                                 (1,963)      (2,552)         --          --           --           --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                            (15,852)     (20,299)     (3,646)     (2,821)      (7,415)     (10,732)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                            74,512      253,821       1,046       3,623       59,060      123,334
     In Lieu of Cash Distributions                     11,590       15,405       2,618       1,749        6,560        9,953
     Redeemed                                         (56,217)     (61,386)    (18,034)    (14,164)     (35,104)     (38,331)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital
        Share Transactions                             29,885      207,840     (14,370)     (8,792)      30,516       94,956
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                           34,922      217,261     (12,840)     (9,413)      32,343       97,141
NET ASSETS:
   Beginning of Period                                191,740      226,662      50,925      38,085      123,227      155,570
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                    $ 226,662    $ 443,923    $ 38,085    $ 28,672    $ 155,570    $ 252,711
=================================================================================================================================
   Undistributed net investment income (loss)
     included in end of period net assets           $   4,574    $   6,124    $  1,007    $    735    $   2,361    $   3,731
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                                      6,638       22,215          99         342        5,709       11,856
     In Lieu of Cash Distributions                      1,045        1,362         252         167          637          962
     Shares Redeemed                                   (4,981)      (5,375)     (1,695)     (1,335)      (3,383)      (3,673)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class Shares Outstanding          2,702       18,202      (1,344)       (826)       2,963        9,145
=================================================================================================================================

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                SPECIAL
                                                                PURPOSE                                          PA
                                                             FIXED INCOME             MUNICIPAL              MUNICIPAL
                                                               PORTFOLIO              PORTFOLIO              PORTFOLIO
                                                         ------------------------------------------------------------------
                                                              Year Ended              Year Ended             Year Ended
                                                             September 30,          September 30,          September 30,
                                                         ---------------------    ------------------    --------------------
                  (In Thousands)                           1997        1998        1997       1998        1997        1998
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)                          $ 33,308    $  37,148    $ 3,020    $ 3,859    $  1,328    $  1,292
   Realized Net Gain (Loss)                                14,952       14,006         15      4,194           8       1,227
   Change in Unrealized Appreciation
     (Depreciation)                                         5,261      (12,611)     2,297     (2,429)        797        (754)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
        Resulting from Operations                          53,521       38,543      5,332      5,624       2,133       1,765
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
   INSTITUTIONAL CLASS:
     Net Investment Income                                (33,514)     (36,197)    (2,960)    (3,613)     (1,330)     (1,212)
     Realized Net Gain                                     (6,885)     (11,303)        --         --          --          --
   INVESTMENT CLASS:
     Net Investment Income                                    (68)         (44)        --         --          --          --
     Realized Net Gain                                        (12)         (26)        --         --          --          --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                (40,479)     (47,570)    (2,960)    (3,613)     (1,330)     (1,212)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                                90,134      164,289     20,270     50,641       7,972       4,538
     In Lieu of Cash Distributions                         35,130       42,398      2,235      2,974         888         615
     Redeemed                                             (93,136)    (138,208)    (4,293)   (48,464)    (10,690)    (10,591)
   INVESTMENT CLASS:
     Issued                                                   414           40         --         --          --          --
     In Lieu of Cash Distributions                             80           71         --         --          --          --
     Redeemed                                                 (47)      (1,339)        --         --          --          --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital Share
        Transactions                                       32,575       67,251     18,212      5,151      (1,830)     (5,438)
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                               45,617       58,224     20,584      7,162      (1,027)     (4,885)
NET ASSETS:
   Beginning of Period                                    448,428      494,045     54,536     75,120      28,488      27,461
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                         $494,045    $ 552,269    $75,120    $82,282    $ 27,461    $ 22,576
=================================================================================================================================
   Undistributed net investment income (loss)
     included in end of period net assets                $  9,955    $   8,848    $    71    $   317    $     20    $    123
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                                          7,318       13,380      1,774      4,287         698         384
     In Lieu of Cash Distributions                          2,902        3,481        195        253          77          52
     Shares Redeemed                                       (7,553)     (11,247)      (375)    (4,109)       (935)       (894)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Institutional
        Class Shares Outstanding                            2,667        5,614      1,594        431        (160)       (458)
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS:
     Shares Issued                                             34            3         --         --          --          --
     In Lieu of Cash Distributions                              7            6         --         --          --          --
     Shares Redeemed                                           (4)        (109)        --         --          --          --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Investment Class
        Shares Outstanding                                     37         (100)        --         --          --          --
=================================================================================================================================

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       INTER-
                                                               GLOBAL                 NATIONAL              INTERMEDIATE
                                                            FIXED INCOME            FIXED INCOME              DURATION
                                                              PORTFOLIO               PORTFOLIO               PORTFOLIO
                                                          -----------------------------------------------------------------
                                                             Year Ended              Year Ended              Year Ended
                                                            September 30,          September 30,           September 30,
                                                          ----------------       -----------------       ------------------
                  (In Thousands)                          1997        1998        1997        1998        1997        1998
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)                          $ 4,355    $  3,594    $  7,708    $  6,737    $  2,639    $  6,312
   Realized Net Gain (Loss)                                 (183)     (1,107)     (5,420)     (1,275)        681       1,767
   Change in Unrealized Appreciation
     (Depreciation)                                       (1,626)      3,607      (2,334)      9,247         680         901
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
        Resulting from Operations                          2,546       6,094         (46)     14,709       4,000       8,980
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
   INSTITUTIONAL CLASS:
     Net Investment Income                                (4,111)     (2,686)     (5,327)     (5,448)     (1,772)     (5,383)
     Realized Net Gain                                    (1,137)     (1,005)     (3,700)     (1,362)       (349)       (822)
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                (5,248)     (3,691)     (9,027)     (6,810)     (2,121)     (6,205)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                               14,273       7,414      44,423      20,599      73,710      75,860
     In Lieu of Cash Distributions                         4,700       3,258       8,576       6,158         930       3,468
     Redeemed                                             (6,060)    (18,734)    (34,311)    (37,095)    (16,417)    (37,331)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital Share
        Transactions                                      12,913      (8,062)     18,688     (10,338)     58,223      41,997
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                              10,211      (5,659)      9,615      (2,439)     60,102      44,772
NET ASSETS:
   Beginning of Period                                    67,282      77,493     143,137     152,752      12,017      72,119
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                         $77,493    $ 71,834    $152,752    $150,313    $ 72,119    $116,891
=================================================================================================================================
   Undistributed net investment income (loss)
     included in end of period net assets                $ 1,414    $     (8)   $   (372)   $ (3,237)   $  1,188    $  1,816
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                                         1,308         709       4,363       2,087       7,235       7,276
     In Lieu of Cash Distributions                           439         317         817         634          91         336
     Shares Redeemed                                        (579)     (1,795)     (3,475)     (3,724)     (1,612)     (3,551)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Institutional
        Class Shares Outstanding                           1,168        (769)      1,705      (1,003)      5,714       4,061
=================================================================================================================================

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              MULTI-MARKET                                  MULTI-ASSET-
                                                              FIXED INCOME            BALANCED                 CLASS
                                                                PORTFOLIO            PORTFOLIO               PORTFOLIO
                                                                    -------------------------------------------------------------
                                                               October 1,            Year Ended              Year Ended
                                                                1997* to           September 30,           September 30,
                                                              September 30,      ------------------      ------------------
                    (In Thousands)                                1998            1997        1998        1997        1998
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)                              $         4,058    $ 12,032    $ 13,231    $  4,632    $  5,504
   Realized Net Gain (Loss)                                             (984)     45,178      42,000      18,881      14,673
   Change in Unrealized Appreciation (Depreciation)                   (1,313)     24,679     (46,784)     11,636     (20,666)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
        from Operations                                                1,761      81,889       8,447      35,149        (489)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A11
   INSTITUTIONAL CLASS:
     Net Investment Income                                            (2,487)    (12,124)    (12,012)     (5,893)     (4,749)
     Realized Net Gain                                                    --     (30,896)    (38,845)    (11,866)    (18,905)
     In Excess of Realized Net Gain                                      (53)         --          --          --          --
   INVESTMENT CLASS (+):
     Net Investment Income                                                --         (26)        (77)       (143)       (138)
     Realized Net Gain                                                    --          --        (454)       (275)       (567)
   ADVISER CLASS:
     Net Investment Income                                                --        (416)       (908)         --          --
     Realized Net Gain                                                    --      (1,236)     (3,340)         --          --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                            (2,540)    (44,698)    (55,636)    (18,177)    (24,359)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                                           97,376      43,464      96,379      75,946      23,993
     Issued due to Reorganization--Note M                                 --          --       4,938          --          --
     In Lieu of Cash Distributions                                     2,521      42,958      50,795      16,451      21,649
     Redeemed                                                         (2,056)    (79,189)    (69,316)    (65,247)    (29,755)
   INVESTMENT CLASS (+):
     Issued                                                               --       3,910         914       1,103       1,489
     In Lieu of Cash Distributions                                        --          26         531         418         705
     Redeemed                                                             --        (460)     (4,648)        (45)       (191)
   ADVISER CLASS:
     Issued                                                               --      26,300       5,523          --          --
     Issued due to Reorganization--Note M                                 --          --         241          --          --
     In Lieu of Cash Distributions                                        --       1,653       4,247          --          --
     Redeemed                                                             --      (2,128)     (9,570)         --          --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital Share
        Transactions                                                  97,841      36,534      80,034      28,626      17,890
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                                          97,062      73,725      32,845      45,598      (6,958)
NET ASSETS:
   Beginning of Period                                                    --     300,868     374,593     132,632     178,230
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                             $        97,062    $374,593    $407,438    $178,230    $171,272
=================================================================================================================================
   Undistributed net investment income (loss) included
     in end of period net assets                             $         1,681    $  3,747    $  3,496    $  1,202    $    873
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                                                     9,793       3,110       6,793       6,059       1,889
     Shares Issued due to Reorganization--Note M                          --          --         334          --          --
     In Lieu of Cash Distributions                                       253       3,271       3,799       1,403       1,826
     Shares Redeemed                                                    (204)     (5,724)     (4,951)     (5,319)     (2,355)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Institutional Class
        Shares Outstanding                                             9,842         657       5,975       2,143       1,360
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS (+):
     Shares Issued                                                        --         287          64          90         115
     In Lieu of Cash Distributions                                        --           2          40          36          59
     Shares Redeemed                                                      --         (31)       (329)         (4)        (15)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Investment Class
        Shares Outstanding                                                --         258        (225)        122         159
---------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS:
     Shares Issued                                                        --       1,812         383          --          --
     Shares Issued due to Reorganization--Note M                          --          --          16          --          --
     In Lieu of Cash Distributions                                        --         126         319          --          --
     Shares Redeemed                                                      --        (149)       (672)         --          --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Adviser Class Shares
        Outstanding                                                       --       1,789          46          --          --
=================================================================================================================================

*   Commencement of Operations
(+) The Balanced Portfolio began offering Investment Class shares on April 4,
    1997.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period


                                                                                 Institutional Class
                                                             ----------------------------------------------------------------
VALUE PORTFOLIO                                                                Year Ended September 30,
                                                             ----------------------------------------------------------------
                                                              1994          1995          1996        1997++          1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $  12.76    $    12.63    $    14.89    $    15.61    $    20.37
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                     0.30          0.31          0.30          0.34          0.34
    Net Realized and Unrealized Gain (Loss) on
      Investments                                             0.59          3.34          2.20          5.75         (3.38)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                              0.89          3.65          2.50          6.09         (3.04)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                    (0.29)        (0.31)        (0.32)        (0.30)        (0.36)
    Realized Net Gain                                        (0.73)        (1.08)        (1.46)        (1.03)        (1.81)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                          (1.02)        (1.39)        (1.78)        (1.33)        (2.17)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $  12.63    $    14.89    $    15.61    $    20.37    $    15.16
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 7.45%        32.58%        18.41%        41.25%       (16.41%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                 $981,337    $1,271,586    $1,844,740    $3,542,772    $2,288,236
    Ratio of Expenses to Average Net Assets (1)              0.61%         0.60%         0.61%         0.62%         0.60%
    Ratio of Net Investment Income to Average Net
      Assets                                                 2.40%         2.43%         2.07%         1.93%         1.76%
    Portfolio Turnover Rate                                    54%           56%           53%           46%           56%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
    Ratio Including Expense Offsets                            N/A         0.60%         0.60%         0.61%         0.59%
---------------------------------------------------------------------------------------------------------------------------------


                                                                 Investment Class                            Adviser Class
                                                    -----------------------------------------------------------------------------
                                                   May 6,              Year Ended         July 17,
                                                1996** to           September 30,       1996*** to              Year Ended
                                                September       -----------------        September           September 30,
                                                      30,     1997++           1998              30,       -----------------
                                                     1996                                     1996      1997++          1998

---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $14.97    $ 15.60      $ 20.36           $14.11    $  15.61    $  20.35
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                            0.12       0.31         0.31             0.01        0.30        0.29
    Net Realized and Unrealized Gain
      (Loss) on Investments                          0.59       5.75        (3.38)            1.49        5.74       (3.38)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                     0.71       6.06        (3.07)            1.50        6.04       (3.09)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                           (0.08)     (0.27)       (0.33)              --       (0.27)      (0.32)
    Realized Net Gain                                  --      (1.03)       (1.81)              --       (1.03)      (1.81)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                 (0.08)     (1.30)       (2.14)              --       (1.30)      (2.13)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $15.60    $ 20.36      $ 15.15          $ 15.61    $  20.35    $  15.13
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        4.78%     41.01%      (16.55%)          10.63%      40.87%     (16.66%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)          $9,244    $29,847      $24,527          $15,493    $201,253    $325,272
    Ratio of Expenses to Average Net
      Assets (2)                                    0.76%*     0.80%        0.75%            0.86%*      0.90%       0.85%
    Ratio of Net Investment Income to
      Average Net Assets                            2.05%*     1.75%        1.62%            1.66%*      1.63%       1.52%
    Portfolio Turnover Rate                           53%        46%          56%              53%         46%         56%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO
    OF EXPENSES TO AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense
      Reimbursement/Waiver                            N/A      0.09%          N/A              N/A         N/A         N/A
    Ratio Including Expense Offsets                 0.75%*     0.79%        0.74%            0.85%*      0.89%       0.84%
---------------------------------------------------------------------------------------------------------------------------------


*    Annualized
**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
-----------------------------------------------------------------
++   Per share amounts for the year ended September 30, 1997, are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period


                                                                                  Institutional Class
                                                          -----------------------------------------------------------------------
EQUITY PORTFOLIO                                                                Year Ended September 30,
                                                          -----------------------------------------------------------------------
                                                              1994          1995          1996          1997          1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   22.82     $   21.05     $   24.43     $   25.67       $ 29.45
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                      0.44          0.52          0.50          0.36          0.24
   Net Realized and Unrealized Gain (Loss) on
     Investments                                              0.41          4.55          3.26          8.22         (1.04)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                              0.85          5.07          3.76          8.58         (0.80)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                     (0.41)        (0.52)        (0.50)        (0.40)        (0.28)
   Realized Net Gain                                         (2.21)        (1.17)        (2.02)        (4.40)        (7.93)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                          (2.62)        (1.69)        (2.52)        (4.80)        (8.21)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $  21.05      $  24.43      $  25.67      $  29.45       $ 20.44
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 4.11%        26.15%        16.48%        38.46%        (2.66%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                $1,193,017    $1,597,632    $1,442,261    $1,312,547      $872,662
   Ratio of Expenses to Average Net Assets (1)               0.60%         0.61%         0.60%         0.60%         0.61%
   Ratio of Net Investment Income to Average Net
     Assets                                                  2.10%         2.39%         1.95%         1.30%         0.94%
   Portfolio Turnover Rate                                     41%           67%           67%           85%           77%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
   EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                           N/A         0.60%         0.60%         0.59%         0.59%
---------------------------------------------------------------------------------------------------------------------------------


                                                                        Investment Class                     Adviser Class
                                                                April 10,                Year Ended            January 16,
                                                                1996** to             September 30,             1998*** to
                                                            September 30,          ----------------          September 30,
                                                                     1996           1997       1998                   1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 24.31        $ 25.66    $ 29.42                $ 20.50
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                             0.22           0.34       0.20                   0.10
   Net Realized and Unrealized Gain (Loss) on
     Investments                                                     1.24           8.17      (1.03)                 (0.09)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                     1.46           8.51      (0.83)                  0.01
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                            (0.11)         (0.35)     (0.24)                 (0.09)
   Realized Net Gain                                                   --          (4.40)     (7.93)                    --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                 (0.11)         (4.75)     (8.17)                 (0.09)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $ 25.66        $ 29.42    $ 20.42                $ 20.42
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        6.02%         38.12%     (2.78%)                (0.02%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                           $  113        $ 2,354    $ 2,029                 $  373
   Ratio of Expenses to Average Net Assets (2)                      0.75%*         0.80%      0.76%                  0.88%*
   Ratio of Net Investment Income to Average Net
     Assets                                                         1.83%*         1.12%      0.78%                  0.65%*
   Portfolio Turnover Rate                                            67%            85%        77%                    77%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
   TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                           N/A          1.28%        N/A                    N/A
     Ratio Including Expense Offsets                                0.75%*         0.80%      0.74%                  0.82%*
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period

SMALL CAP VALUE PORTFOLIO


                                                                                                              Institutional Class
                                                                      -----------------------------------------------------------
                                                                                             Year Ended September 30, 1998
                                                                      ----------------------------------------------------
                                                                      1994        1995        1996        1997        1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 17.55     $ 17.67     $ 18.28     $ 19.64     $ 24.97
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                              0.16        0.19        0.18        0.15        0.16
   Net Realized and Unrealized Gain (Loss) on Investments             1.14        2.49        3.62        8.39       (4.33)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      1.30        2.68        3.80        8.54       (4.17)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                             (0.24)      (0.14)      (0.20)      (0.11)      (0.14)
   Realized Net Gain                                                 (0.94)      (1.93)      (2.24)      (3.10)      (3.29)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  (1.18)      (2.07)      (2.44)      (3.21)      (3.43)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $ 17.67     $ 18.28     $ 19.64     $ 24.97     $ 17.37
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         8.04%      18.39%      24.00%      49.81%     (18.34%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $308,156    $430,368    $585,457    $897,396    $716,729
   Ratio of Expenses to Average Net Assets (1)                       0.88%       0.87%       0.86%       0.86%       0.86%
   Ratio of Net Investment Income to Average Net Assets              0.91%       1.20%       0.99%       0.70%       0.71%
   Portfolio Turnover Rate                                            162%        119%        145%        107%        163%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
   AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                                   N/A       0.87%       0.86%       0.86%       0.86%
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period

INTERNATIONAL EQUITY PORTFOLIO


                                                                                                              Institutional Class
                                                                    -------------------------------------------------------------
                                                                                                  Year Ended September 30,
                                                                    ------------------------------------------------------
                                                                    1994          1995        1996      1997++        1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    13.18    $    14.52    $  12.51    $  13.24    $  15.67
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                            0.12          0.19        0.31        0.25        0.26
   Net Realized and Unrealized Gain (Loss) on
     Investments                                                    1.63         (0.75)       0.77        2.71       (1.51)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                    1.75         (0.56)       1.08        2.96       (1.25)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                           (0.16)           --       (0.29)      (0.26)      (0.30)
   Realized Net Gain                                               (0.25)        (1.35)      (0.06)      (0.27)      (1.17)
   In Excess of Realized Net Gain                                     --         (0.10)         --          --          --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                (0.41)        (1.45)      (0.35)      (0.53)      (1.47)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $    14.52    $    12.51    $  13.24    $  15.67    $  12.95
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      13.33%        (3.36%)      8.87%      23.16%      (8.36%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                      $1,132,867    $1,160,986    $635,706    $649,755    $445,983
   Ratio of Expenses to Average Net Assets (1)                     0.64%         0.70%       0.69%       0.66%       0.68%
   Ratio of Net Investment Income to Average Net Assets            0.89%         1.90%       1.88%       1.81%       1.47%
   Portfolio Turnover Rate                                           69%          112%         78%         62%         75%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
   TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                                 N/A         0.66%       0.65%       0.63%       0.64%
---------------------------------------------------------------------------------------------------------------------------------


                                                                                                        Investment Class
                                                                      April 10,             Year             Year
                                                                      1996** to            Ended            Ended
                                                                  September 30,    September 30,    September 30,
                                                                           1996           1997++             1998
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 13.02          $ 13.23          $ 15.63
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                   0.09             0.23             0.24
   Net Realized and Unrealized Gain (Loss) on Investments                  0.12             2.69            (1.51)
------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           0.21             2.92            (1.27)
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                     --            (0.25)           (0.28)
   Realized Net Gain                                                         --            (0.27)           (1.17)
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                          --            (0.52)           (1.45)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $13.23           $15.63           $12.91
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              1.61%           22.85%           (8.51%)
------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                  $ 235            $ 631            $ 561
   Ratio of Expenses to Average Net Assets (2)                            0.81%*           0.89%            0.83%
   Ratio of Net Investment Income to Average Net Assets                   1.81%*           1.60%            1.38%
   Portfolio Turnover Rate                                                  78%              62%              75%
------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
   AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense Reimbursement/Waiver                 N/A            6.83%              N/A
     Ratio Including Expense Offsets                                      0.77%*           0.86%            0.79%
------------------------------------------------------------------------------------------------------------------------

**   Initial offering of Investment Class shares
-----------------------------------------------------------------
*    Annualized
++   Per share amounts for the year ended September 30, 1997, are based on average shares outstanding.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period


MID CAP GROWTH PORTFOLIO

                                                                                                           Institutional Class
                                                                   -----------------------------------------------------
                                                                                                  Year Ended September 30,
                                                                          ------------------------------------------------
                                                                      1994        1995        1996        1997        1998
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  18.56    $  16.29    $  18.60    $  20.53    $  21.84
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                       0.02        0.03        0.01       (0.01)      (0.03)
   Net Realized and Unrealized Gain (Loss) on Investments            (0.58)       4.21        4.70        4.75        0.24
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                     (0.56)       4.24        4.71        4.74        0.21
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                             (0.01)      (0.03)      (0.03)         --          --
   Realized Net Gain                                                 (1.70)      (1.90)      (2.75)      (3.43)      (3.43)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  (1.71)      (1.93)      (2.78)      (3.43)      (3.43)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $  16.29    $  18.60    $  20.53    $  21.84    $  18.62
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        (3.28%)     30.56%      28.81%      28.05%       2.00%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $302,995    $373,547    $403,281    $446,963    $429,955
   Ratio of Expenses to Average Net Assets (1)                       0.60%       0.61%       0.60%       0.63%       0.62%
   Ratio of Net Investment Income (Loss) to Average Net
     Assets                                                          0.12%       0.21%       0.04%      (0.07%)     (0.13%)
   Portfolio Turnover Rate                                             55%        129%        141%        134%        172%
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
   AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                                   N/A       0.60%       0.60%       0.61%       0.60%
------------------------------------------------------------------------------------------------------------------------------


                                                                                       Adviser Class
                                                                     -------------------------------
                                                                    January 31,             Year
                                                                      1997** to            Ended
                                                                  September 30,    September 30,
                                                                           1997             1998
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 17.04          $ 21.81
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                           (0.02)           (0.03)
   Net Realized and Unrealized Gain (Loss) on Investments                  4.79             0.20
----------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           4.77             0.17
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Realized Net Gain                                                         --            (3.43)
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                          --            (3.43)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $ 21.81          $ 18.55
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             27.99%            1.79%
----------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                $ 1,200          $51,058
   Ratio of Expenses to Average Net Assets (2)                            0.88%*           0.87%
   Ratio of Net Investment Income (Loss) to Average Net
     Assets                                                              (0.41%)*         (0.25%)
   Portfolio Turnover Rate                                                 134%             172%
----------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
   AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                                      0.86%*           0.84%
----------------------------------------------------------------------------------------------------

*    Annualized
**   Initial offering of Adviser Class shares

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period


MID CAP VALUE PORTFOLIO

                                                                                               Institutional Class
                                                                        -------------------------------------------------
                                                                   December 30,
                                                                      1994** to    Year Ended September 30,
                                                                  September 30,    ---------------------------
                                                                           1995       1996      1997++      1998++
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 10.00    $ 13.45    $  14.49     $ 21.80
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                  0.55(!)    0.11        0.05        0.08
    Net Realized and Unrealized Gain (Loss) on Investments                 2.90       2.52        8.37       (1.53)
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           3.45       2.63        8.42       (1.45)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                    --      (0.55)      (0.10)      (0.04)
    Realized Net Gain                                                        --      (1.04)      (1.01)      (2.19)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                          --      (1.59)      (1.11)      (2.23)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $ 13.45    $ 14.49    $  21.80    $  18.12
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             34.50%     22.30%      61.40%      (6.92%)
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                               $ 4,507    $50,449    $220,260    $420,555
    Ratio of Expenses to Average Net Assets (1)                           0.93%*     0.88%       0.90%       0.90%
    Ratio of Net Investment Income to Average Net Assets                 10.13%*(!)  1.61%       0.28%       0.40%
    Portfolio Turnover Rate                                                639%(!)    377%        184%        213%
-------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver                2.13%*     0.18%       0.02%         N/A
    Ratio Including Expense Offsets                                       0.88%*     0.88%       0.88%       0.88%
-------------------------------------------------------------------------------------------------------------------------

**   Commencement of Operations
(!)  Net Investment Income, the Ratio of Net Investment Income to
     Average Net Assets and the Portfolio Turnover Rate reflect activity relating to a nonrecurring initiative to invest in higher-paying dividend income producing securities.


                                                                                     Investment Class             Adviser Class
                                                                         ------------------------------------------------------
                                                                        May 10,            Year Ended           July 17,
                                                                     1996*** to         September 30,        1998**** to
                                                                  September 30,      ----------------      September 30,
                                                                           1996     1997++     1998++             1998++
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 13.77    $ 14.48    $ 21.75            $ 21.82
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                  0.04       0.01       0.05               0.01
    Net Realized and Unrealized Gain (Loss) on Investments                 0.67       8.36      (1.53)             (3.71)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           0.71       8.37      (1.48)             (3.70)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                    --      (0.09)     (0.03)                --
    Realized Net Gain                                                        --      (1.01)     (2.19)                --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                          --      (1.10)     (2.22)                --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $ 14.48    $ 21.75    $ 18.05            $ 18.12
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              5.16%     61.05%     (7.08%)           (16.96%)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                                $  127    $ 1,238    $18,861            $ 4,919
    Ratio of Expenses to Average Net Assets (2)                           1.03%*     1.09%      1.05%              1.24%*
    Ratio of Net Investment Income to Average Net Assets                  0.86%*     0.04%      0.25%              0.25%*
    Portfolio Turnover Rate                                                377%       184%       213%               213%
-------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense Reimbursement/Waiver               0.14%*     4.60%        N/A                N/A
     Ratio Including Expense Offsets                                      1.03%*     1.07%      1.03%              1.17%*
-------------------------------------------------------------------------------------------------------------------------------

***   Initial offering of Investment Class shares
****  Initial offering of Adviser Class shares
------------------------------------------------------------------
*     Annualized
++    Per share amounts for the years ended September 30, 1997 and
      September 30, 1998, are based on average shares outstanding.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period

EMERGING MARKETS VALUE PORTFOLIO


                                                                                                INSTITUTIONAL CLASS
                                                                     February 28,          Year Ended September 30,
                                                                        1995** to         -------------------------
                                                                    September 30,       1996       1997        1998
                                                                             1995
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 10.00    $ 11.63    $ 11.52    $  12.41
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                    0.10       0.19       0.16        0.13
    Net Realized and Unrealized Gain (Loss) on Investments                   1.53       0.45       1.73       (5.18)
--------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                             1.63       0.64       1.89       (5.05)
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                      --      (0.17)     (0.20)      (0.06)
    Realized Net Gain                                                          --      (0.58)     (0.80)      (1.13)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                            --      (0.75)     (1.00)      (1.19)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                            $ 11.63    $ 11.52    $ 12.41    $   6.17
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                               16.30%      6.21%     18.08%     (43.83%)
--------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                                 $42,459    $32,984    $22,808    $  9,709
    Ratio of Expenses to Average Net Assets (1)                             1.18%*     1.18%      1.18%       1.18%
    Ratio of Net Investment Income to Average Net Assets                    2.04%*     1.62%      1.30%       1.36%
    Portfolio Turnover Rate                                                   63%       108%        64%        104%
--------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver                  0.29%*     0.11%      0.10%       0.62%
    Ratio Including Expense Offsets                                         1.18%*     1.18%        N/A       1.18%
--------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period

SMALL CAP GROWTH PORTFOLIO


                                                                    Institutional Class
                                                                    --------------------
                                                                         June 30,
                                                                        1998** to
                                                                    September 30,
                                                                             1998
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 10.00
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income (Loss)                                            (0.01)
    Net Realized and Unrealized Gain (Loss) on Investments                  (1.42)
----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                            (1.43)
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                            $  8.57
----------------------------------------------------------------------------------------
TOTAL RETURN                                                             (14.30%)
----------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                                 $ 3,004
    Ratio of Expenses to Average Net Assets (1)                             1.16%*
    Ratio of Net Investment Income (Loss) to Average Net
     Assets                                                               (0.46%)*
    Portfolio Turnover Rate                                                   67%
----------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
   AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver                  3.67%*
    Ratio Including Expense Offsets                                         1.15%*
----------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                   For a Share Outstanding Throughout the Period


FIXED INCOME PORTFOLIO

                                                                                                              Institutional Class
                                                                     ------------------------------------------------------------

                                                           Year Ended September 30,
                                                           ------------------------------------------------------
                                                              1994          1995          1996         1997++        1998++
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $    12.86    $    10.93    $    11.82    $    11.83    $    12.22
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                        0.77          0.80          0.78          0.80          0.78
    Net Realized and Unrealized Gain (Loss) on
      Investments                                               (1.28)         0.69          0.08          0.50          0.14
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                (0.51)         1.49          0.86          1.30          0.92
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                       (0.82)        (0.60)        (0.79)        (0.78)        (0.75)
    Realized Net Gain                                           (0.47)           --         (0.06)        (0.13)        (0.17)
    In Excess of Realized Net Gain                              (0.13)           --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             (1.42)        (0.60)        (0.85)        (0.91)        (0.92)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $    10.93    $    11.82    $    11.83    $    12.22    $    12.22
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   (4.43%)       14.19%         7.63%        11.47%         7.90%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                  $1,194,957    $1,487,409    $1,790,146    $3,219,987    $4,625,015
    Ratio of Expenses to Average Net Assets (1)                 0.49%         0.49%         0.48%         0.49%         0.48%
    Ratio of Net Investment Income to Average Net
      Assets                                                    6.79%         7.28%         6.77%         6.73%         6.49%
    Portfolio Turnover Rate                                      100%          140%          162%          179%          121%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
    TO AVERAGE NET ASSETS:
    Ratio Including Expense Offsets                               N/A         0.48%         0.48%         0.48%         0.47%
---------------------------------------------------------------------------------------------------------------------------------


                                                                      Investment Class                         Adviser Class
---------------------------------------------------------------------------------------------------------------------------------
                                                        October 15,               Year        November 7,               Year
                                                          1996** to              Ended         1996*** to              Ended
                                                      September 30,      September 30,      September 30,      September 30,
                                                             1997++             1998++             1997++             1998++
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 11.80            $ 12.22            $ 12.04            $ 12.22
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                      0.75               0.76               0.70               0.75
    Net Realized and Unrealized Gain (Loss)
      on Investments                                           0.40               0.14               0.20               0.14
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                               1.15               0.90               0.90               0.89
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                     (0.60)             (0.73)             (0.59)             (0.71)
    Realized Net Gain                                         (0.13)             (0.17)             (0.13)             (0.17)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           (0.73)             (0.90)             (0.72)             (0.88)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $ 12.22            $ 12.22            $ 12.22            $ 12.23
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 10.07%              7.72%              7.79%              7.63%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                   $ 9,527            $48,944            $76,683           $131,303
    Ratio of Expenses to Average Net Assets
      (2)                                                     0.66%*             0.63%              0.77%*             0.73%
    Ratio of Net Investment Income to Average
      Net Assets                                              6.57%*             6.31%              6.50%*             6.22%
    Portfolio Turnover Rate                                    179%               121%               179%               121%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense
      Reimbursement/Waiver                                    0.12%*               N/A              0.01%*               N/A
    Ratio Including Expense Offsets                           0.65%*             0.62%              0.76%*             0.72%
---------------------------------------------------------------------------------------------------------------------------------

**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
-----------------------------------------------------------------
*    Annualized
++   Per share amounts for the years ended September 30, 1997 and
     September 30, 1998, are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period


DOMESTIC FIXED INCOME PORTFOLIO

                                                                                                              Institutional Class
                                                                     ------------------------------------------------------------

                                                                                                         Year Ended September 30,
                                                                              ---------------------------------------------------
                                                                  1994         1995         1996         1997         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 11.99      $  9.87      $ 11.03      $ 10.89      $ 11.27
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                         0.94         0.52         0.56         0.74         0.73
    Net Realized and Unrealized Gain (Loss) on
      Investments                                                (1.23)        0.87        (0.09)        0.33         0.32
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                 (0.29)        1.39         0.47         1.07         1.05
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                        (0.95)       (0.23)       (0.57)       (0.67)       (0.79)
    Realized Net Gain                                            (0.73)          --           --        (0.02)       (0.13)
    In Excess of Realized Net Gain                               (0.15)          --        (0.04)          --           --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                              (1.83)       (0.23)       (0.61)       (0.69)       (0.92)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  9.87      $ 11.03      $ 10.89      $ 11.27      $ 11.40
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    (2.87%)      14.33%        4.41%       10.20%        9.83%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                      $36,521      $36,147      $95,362      $96,954      $76,042
    Ratio of Expenses to Average Net Assets (1)                  0.50%        0.51%        0.52%        0.51%        0.51%
    Ratio of Net Investment Income to Average Net Assets         7.65%        6.80%        5.73%        6.48%        6.32%
    Portfolio Turnover Rate                                        78%         313%         168%         217%         145%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense
      Reimbursement/Waiver                                       0.03%        0.09%        0.01%        0.01%        0.01%
    Ratio Including Expense Offsets                                N/A        0.50%        0.50%        0.50%        0.50%
---------------------------------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period

HIGH YIELD PORTFOLIO


                                                                                    Institutional Class

                                                                                  Year Ended September 30,
                                                                      ------------------------------------------------
                                                                      1994        1995        1996      1997++      1998++
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   9.49    $   8.97    $   9.08    $   9.32     $ 10.15
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                              0.75        0.90        0.88        0.86        0.85
   Net Realized and Unrealized Gain (Loss) on Investments            (0.42)       0.19        0.28        0.87       (0.93)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      0.33        1.09        1.16        1.73       (0.08)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                             (0.69)      (0.85)      (0.92)      (0.87)      (0.82)
   Realized Net Gain                                                 (0.16)      (0.08)         --       (0.03)      (0.26)
   In Excess of Realized Net Gain                                       --       (0.05)         --          --          --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  (0.85)      (0.98)      (0.92)      (0.90)      (1.08)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $   8.97    $   9.08    $   9.32    $  10.15    $   8.99
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         3.57%      13.58%      13.83%      19.90%      (1.17%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $182,969    $220,785    $289,810    $523,899    $703,110
   Ratio of Expenses to Average Net Assets (1)                       0.50%       0.50%       0.49%       0.51%       0.50%
   Ratio of Net Investment Income to Average Net Assets              9.01%      10.68%      10.04%       9.05%       8.74%
   Portfolio Turnover Rate                                            112%         96%        115%         96%         75%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                                   N/A       0.49%       0.48%       0.50%       0.48%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Adviser Class
                                                                 May 21,      Investment Class     January 31,           Year
                                                               1996** to            Year Ended      1997*** to          Ended
                                                               September         September 30,       September      September
                                                                     30,       ---------------             30,            30,
                                                                    1996     1997++     1998++          1997++         1998++
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 9.06     $ 9.31    $ 10.16        $   9.39        $ 10.15
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                            0.31       0.84       0.83            0.56           0.83
   Net Realized and Unrealized Gain (Loss) on
     Investments                                                    0.16       0.88      (0.93)           0.59          (0.93)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                    0.47       1.72      (0.10)           1.15          (0.10)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                           (0.22)     (0.84)     (0.80)          (0.39)         (0.80)
   Realized Net Gain                                                  --      (0.03)     (0.26)             --          (0.26)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                (0.22)     (0.87)     (1.06)          (0.39)         (1.06)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $ 9.31    $ 10.16     $ 9.00         $ 10.15         $ 8.99
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       5.34%     19.77%     (1.37%)         12.63%         (1.37%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $5,139    $10,916    $11,262         $ 4,327        $10,236
   Ratio of Expenses to Average Net Assets (2)                     0.62%*     0.70%      0.65%           0.78%*         0.75%
   Ratio of Net Investment Income to Average Net Assets           11.06%*     8.84%      8.58%           8.68%*         8.55%
   Portfolio Turnover Rate                                          115%        96%        75%             96%            75%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
    TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                          N/A      0.22%        N/A             N/A            N/A
     Ratio Including Expense Offsets                               0.61%*     0.69%      0.63%           0.76%*         0.73%
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
-----------------------------------------------------------------
++   Per share amounts for the years ended September 30, 1997 and
     September 30, 1998, are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period


CASH RESERVES PORTFOLIO

                                                                                                          Institutional Class
                                                                           --------------------------------------------------

                                                                                Year Ended September 30,
                                                                      --------------------------------------------
                                                                   1994       1995       1996       1997        1998
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 1.000    $ 1.000    $ 1.000    $ 1.000    $  1.000
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                            0.034      0.055      0.052      0.052       0.053
-----------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                    0.034      0.055      0.052      0.052       0.053
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                           (0.034)    (0.055)    (0.052)    (0.052)     (0.053)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $  1.000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        3.40%      5.57%      5.35%      5.32%       5.47%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $37,933    $44,624    $78,497    $98,464    $168,228
   Ratio of Expenses to Average Net Assets (1)                      0.32%      0.33%      0.33%      0.33%       0.32%
   Ratio of Net Investment Income to Average Net Assets             3.70%      5.45%      5.19%      5.20%       5.33%
-----------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Reduction of Ratio due to Expense Reimbursement/Waiver         0.14%      0.11%      0.09%      0.07%       0.05%
     Ratio Including Expense Offsets                                  N/A      0.32%      0.32%      0.32%       0.32%
-----------------------------------------------------------------------------------------------------------------------------


FIXED INCOME PORTFOLIO II

                                                                                                              Institutional Class
                                                                           ------------------------------------------------------
                                                                                                  Year Ended September 30,
                                                                          ------------------------------------------------
                                                                      1994        1995        1996        1997        1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  11.97    $  10.42    $  11.33    $  11.23    $  11.46
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                              0.63        0.71        0.70        0.74        0.61
   Net Realized and Unrealized Gain (Loss) on Investments            (1.16)       0.71       (0.03)       0.39        0.40
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                     (0.53)       1.42        0.67        1.13        1.01
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                             (0.67)      (0.51)      (0.66)      (0.79)      (0.66)
   Realized Net Gain                                                 (0.21)         --       (0.08)      (0.11)      (0.12)
   In Excess of Realized Net Gain                                    (0.14)         --       (0.03)         --          --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  (1.02)      (0.51)      (0.77)      (0.90)      (0.78)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $  10.42    $  11.33    $  11.23    $  11.46    $  11.69
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        (4.76%)     14.13%       6.12%      10.58%       9.23%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $129,902    $176,945    $191,740    $226,662    $443,923
   Ratio of Expenses to Average Net Assets (1)                       0.51%       0.51%       0.50%       0.50%       0.50%
   Ratio of Net Investment Income to Average Net Assets              6.07%       6.75%       6.06%       6.54%       6.19%
   Portfolio Turnover Rate                                            137%        153%        165%        182%         92%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                                   N/A       0.49%       0.49%       0.49%       0.49%
---------------------------------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period


                                                                                                          Institutional Class
                                                                      -------------------------------------------------------
 MORTGAGE-BACKED SECURITIES PORTFOLIO                                                          Year Ended September 30,
                                                                      -------------------------------------------------------
                                                                      1994       1995       1996       1997       1998
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  10.95    $  9.95    $ 10.49    $ 10.42    $ 10.76
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                             0.52       0.72       0.68       0.91       0.81
    Net Realized and Unrealized Gain (Loss) on Investments           (0.83)      0.47      (0.07)      0.16      (0.24)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                     (0.31)      1.19       0.61       1.07       0.57
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                            (0.45)     (0.65)     (0.68)     (0.73)     (0.77)
    Realized Net Gain                                                (0.21)        --         --         --         --
    In Excess of Realized Net Gain                                   (0.03)        --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  (0.69)     (0.65)     (0.68)     (0.73)     (0.77)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $   9.95    $ 10.49    $ 10.42    $ 10.76    $ 10.56
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        (2.95%)    12.52%      6.10%     10.70%      5.53%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                         $119,518    $49,766    $50,925    $38,085    $28,672
    Ratio of Expenses to Average Net Assets (1)                      0.50%      0.50%      0.50%      0.50%      0.50%
    Ratio of Net Investment Income to Average Net Assets             5.30%      6.35%      6.46%      7.79%      6.94%
    Portfolio Turnover Rate                                           220%       107%       116%       164%       168%
-----------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver           0.01%      0.01%      0.04%      0.04%      0.07%
    Ratio Including Expense Offsets                                    N/A      0.50%      0.50%      0.50%      0.50%
-----------------------------------------------------------------------------------------------------------------------------


                                                                                                             Institutional Class
                                                                     -----------------------------------------------------------
 LIMITED DURATION PORTFOLIO                                                                       Year Ended September 30,
                                                                     -----------------------------------------------------------
                                                                     1994        1995        1996        1997        1998
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 10.72    $  10.19    $  10.41    $  10.38    $  10.49
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                            0.56        0.56        0.58        0.62        0.59
    Net Realized and Unrealized Gain (Loss) on Investments          (0.52)       0.22       (0.03)       0.08        0.03
--------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                     0.04        0.78        0.55        0.70        0.62
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                           (0.51)      (0.55)      (0.58)      (0.59)      (0.57)
    Realized Net Gain                                               (0.04)         --          --          --          --
    In Excess of Realized Net Gain                                  (0.02)      (0.01)         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                 (0.57)      (0.56)      (0.58)      (0.59)      (0.57)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $ 10.19    $  10.41    $  10.38    $  10.49    $  10.54
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        0.40%       7.95%       5.47%       6.98%       6.13%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                         $62,775    $100,186    $123,227    $155,570    $252,711
    Ratio of Expenses to Average Net Assets (1)                     0.41%       0.43%       0.43%       0.43%       0.42%
    Ratio of Net Investment Income to Average Net Assets            4.16%       5.96%       5.65%       6.15%       5.89%
    Portfolio Turnover Rate                                          192%        119%        174%        130%        107%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver            N/A       0.02%         N/A       0.00%#        N/A
    Ratio Including Expense Offsets                                   N/A       0.42%       0.42%       0.42%       0.41%
--------------------------------------------------------------------------------------------------------------------------------

#    Amount is less than 0.01%

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period


                                                                                                              Institutional Class
                                                                      -----------------------------------------------------------
SPECIAL PURPOSE FIXED INCOME PORTFOLIO                                                            Year Ended September 30,
                                                                      -----------------------------------------------------------
                                                                      1994        1995        1996      1997++        1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  13.40    $  11.52    $  12.53    $  12.26    $  12.58
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                             0.80        0.91        0.83        0.85        0.84
    Net Realized and Unrealized Gain (Loss) on Investments           (1.28)       0.75        0.08        0.52        0.03
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                     (0.48)       1.66        0.91        1.37        0.87
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                            (0.78)      (0.65)      (0.88)      (0.87)      (0.85)
    Realized Net Gain                                                (0.53)         --       (0.30)      (0.18)      (0.27)
    In Excess of Realized Net Gain                                   (0.09)         --          --          --          --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  (1.40)      (0.65)      (1.18)      (1.05)      (1.12)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $  11.52    $  12.53    $  12.26    $  12.58    $  12.33
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        (4.00%)     14.97%       7.74%      11.78%       7.31%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                         $384,731    $390,258    $447,646    $492,784    $552,269
    Ratio of Expenses to Average Net Assets (1)                      0.50%       0.49%       0.49%       0.49%       0.49%
    Ratio of Net Investment Income to Average Net Assets             6.66%       7.33%       6.75%       6.88%       6.89%
    Portfolio Turnover Rate                                           100%        143%        151%        198%        105%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Ratio Including Expense Offsets                                    N/A       0.48%       0.49%       0.48%       0.48%
---------------------------------------------------------------------------------------------------------------------------------


                                                                                                             Investment Class
                                                                      -------------------------------------------------------
                                                                          April 10,              Year           Period
                                                                          1996** to             Ended            Ended
                                                                      September 30,     September 30,      January 30,
                                                                               1996            1997++          1998+++
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $11.89            $12.24           $12.56
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                      0.27              0.82             0.29
    Net Realized and Unrealized Gain (Loss) on Investments                     0.23              0.53             0.13
-----------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                               0.50              1.35             0.42
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                     (0.15)            (0.85)           (0.45)
    Realized Net Gain                                                            --             (0.18)           (0.27)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                           (0.15)            (1.03)           (0.72)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $12.24            $12.56           $12.26
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                  4.25%            11.62%            3.46%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                                      $782            $1,261               --
    Ratio of Expenses to Average Net Assets (2)                               0.63%*            0.67%            0.63%*
    Ratio of Net Investment Income to Average Net Assets                      6.32%*            6.72%            6.95%*
    Portfolio Turnover Rate                                                    151%              198%              N/A
-----------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver                      N/A             2.43%              N/A
    Ratio Including Expense Offsets                                           0.63%*            0.66%            0.62%*
-----------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Initial Offering of Investment Class Shares.
-----------------------------------------------------------------
++   Per share amounts for the year ended September 30, 1997, are based on average shares outstanding.
+++  As of January 30, 1998, there were no outstanding Investment
     Class shares for the Special Purpose Fixed Income Portfolio.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period


                                                                                       Institutional Class
MUNICIPAL PORTFOLIO                                                   ----------------------------------------------------------
                                                                                                 Year Ended September 30,
                                                                      ----------------------------------------------------------
                                                                         1994       1995       1996       1997       1998
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 11.15    $ 10.04    $ 10.75    $ 11.23    $ 11.64
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                0.51       0.59       0.51       0.53       0.54
    Net Realized and Unrealized Gain (Loss) on Investments              (1.01)      0.71       0.49       0.40       0.28
--------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                        (0.50)      1.30       1.00       0.93       0.82
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                               (0.54)     (0.59)     (0.52)     (0.52)     (0.50)
    In Excess of Net Investment Income                                  (0.07)        --         --         --         --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                     (0.61)     (0.59)     (0.52)     (0.52)     (0.50)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $ 10.04    $ 10.75    $ 11.23    $ 11.64    $ 11.96
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                           (4.64%)    13.37%      9.46%      8.47%      7.20%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                             $38,549    $36,040    $54,536    $75,120    $82,282
    Ratio of Expenses to Average Net Assets (1)                         0.50%      0.50%      0.51%      0.51%      0.52%
    Ratio of Net Investment Income to Average Net Assets                4.98%      5.64%      4.66%      4.70%      4.58%
    Portfolio Turnover Rate                                               34%        58%        78%        54%       140%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver              0.06%      0.09%      0.09%      0.05%      0.04%
    Ratio Including Expense Offsets                                       N/A      0.50%      0.50%      0.50%      0.50%
--------------------------------------------------------------------------------------------------------------------------------


                                                                                       Institutional Class
PA MUNICIPAL PORTFOLIO                                                ---------------------------------------------------------
                                                                                                Year Ended September 30,
                                                                      ---------------------------------------------------------
                                                                         1994      1995       1996       1997       1998
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 11.26   $ 10.13    $ 10.91    $ 11.37    $ 11.71
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                0.56      0.58       0.51       0.55       0.56
    Net Realized and Unrealized Gain (Loss) on Investments              (1.00)     0.77       0.46       0.34       0.22
-------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                        (0.44)     1.35       0.97       0.89       0.78
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                               (0.64)    (0.57)     (0.51)     (0.55)     (0.52)
    In Excess of Realized Net Gain                                      (0.05)       --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                     (0.69)    (0.57)     (0.51)     (0.55)     (0.52)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $ 10.13   $ 10.91    $ 11.37    $ 11.71    $ 11.97
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                           (4.08%)   13.74%      9.03%      8.01%      6.81%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                             $23,515   $15,734    $28,488    $27,461    $22,576
    Ratio of Expenses to Average Net Assets (1)                         0.50%     0.50%      0.51%      0.51%      0.50%
    Ratio of Net Investment Income to Average Net Assets                5.39%     5.56%      4.58%      4.74%      4.72%
    Portfolio Turnover Rate                                               69%       57%        51%        64%        54%
-------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver              0.09%     0.19%      0.15%      0.09%      0.10%
    Ratio Including Expense Offsets                                       N/A       N/A      0.50%      0.50%      0.50%
-------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period


                                                                                                             Institutional Class
GLOBAL FIXED INCOME PORTFOLIO                                            -------------------------------------------------------
                                                                                                 Year Ended September 30,
                                                                         -------------------------------------------------------
                                                                         1994       1995       1996     1997++       1998
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 10.67    $ 10.20    $ 11.05    $ 11.01    $ 10.64
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                0.58       0.71       0.63       0.60       0.55
    Net Realized and Unrealized Gain (Loss) on Investments              (0.61)      0.81       0.09      (0.22)      0.38
--------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                        (0.03)      1.52       0.72       0.38       0.93
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                               (0.41)     (0.67)     (0.71)     (0.59)     (0.39)
    Realized Net Gain                                                   (0.03)        --      (0.05)     (0.16)     (0.15)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                     (0.44)     (0.67)     (0.76)     (0.75)     (0.54)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $ 10.20    $ 11.05    $ 11.01    $ 10.64    $ 11.03
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                           (0.29%)    15.54%      6.83%      3.53%      9.18%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                             $43,066    $55,147    $67,282    $77,493    $71,834
    Ratio of Expenses to Average Net Assets (1)                         0.57%      0.58%      0.60%      0.57%      0.56%
    Ratio of Net Investment Income to Average Net Assets                5.48%      6.34%      5.25%      5.65%      5.11%
    Portfolio Turnover Rate                                              117%       118%       133%       137%        88%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver                N/A        N/A        N/A        N/A        N/A
    Ratio Including Expense Offsets                                       N/A      0.56%      0.58%      0.57%      0.56%
--------------------------------------------------------------------------------------------------------------------------------

!! Per Share amounts for the year ended September 30, 1997, are based on average shares outstanding.


                                                                                                              Institutional Class
INTERNATIONAL FIXED INCOME PORTFOLIO                             ----------------------------------------------------------------
                                                                 April 29,
                                                                 1994** to                        Year Ended September 30,
                                                                 September 30     -----------------------------------------------
                                                                    1994          1995        1996        1997        1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 10.00    $  10.05    $  11.01    $  10.77    $  10.19
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                             0.21        0.67        0.52        0.50        0.45
    Net Realized and Unrealized Gain (Loss) on
      Investments                                                    (0.11)       0.92        0.12       (0.44)       0.56
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      0.10        1.59        0.64        0.06        1.01
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                            (0.05)      (0.63)      (0.80)      (0.38)      (0.36)
    Realized Net Gain                                                   --          --       (0.08)      (0.26)      (0.09)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  (0.05)      (0.63)      (0.88)      (0.64)      (0.45)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $ 10.05    $  11.01    $  10.77    $  10.19    $  10.75
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         1.01%      16.36%       6.13%       0.44%      10.38%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                          $66,879    $127,882    $143,137    $152,752    $150,313
    Ratio of Expenses to Average Net Assets (1)                      0.60%*      0.54%       0.53%       0.53%       0.52%
    Ratio of Net Investment Income to Average Net Assets             5.83%*      6.35%       5.39%       5.27%       4.59%
    Portfolio Turnover Rate                                            31%        140%        124%        107%         75%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense
      Reimbursement/Waiver                                           0.11%*        N/A         N/A         N/A         N/A
    Ratio Including Expense Offsets                                    N/A       0.54%       0.53%       0.53%       0.52%
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period


                                                                                                  Institutional Class
                                                                        ---------------------------------------------
                                                                  October 3,
                                                                   1994** to            Year Ended September 30,
                                                                   September 30,         ----------------------
INTERMEDIATE DURATION PORTFOLIO                                        1995            1996    1997++       1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 10.00        $ 10.68   $ 10.28   $  10.48
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                               0.69           0.60      0.61       0.58
    Net Realized and Unrealized Gain (Loss) on Investments              0.42           0.03      0.27       0.28
---------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                        1.11           0.63      0.88       0.86
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                              (0.43)         (0.65)    (0.53)     (0.56)
    Realized Net Gain                                                     --          (0.38)    (0.15)     (0.10)
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                    (0.43)         (1.03)    (0.68)     (0.66)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $ 10.68        $ 10.28   $ 10.48   $  10.68
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                          11.39%          6.27%     8.93%      8.57%
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                            $19,237        $12,017   $72,119   $116,891
    Ratio of Expenses to Average Net Assets (1)                        0.52%*         0.56%     0.55%      0.52%
    Ratio of Net Investment Income to Average Net Assets               6.56%*         6.17%     5.93%      5.84%
    Portfolio Turnover Rate                                             168%           251%      204%       131%
---------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver             0.08%*         0.13%     0.05%        N/A
    Ratio Including Expense Offsets                                    0.52%*         0.52%     0.52%      0.51%
---------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations
++   Per share amounts for the year ended September 30, 1997, are based on average shares outstanding.


                                                                  Institutional Class
                                                                       ---------------------
                                                                           October 1,
                                                                            1997** to
                                                                        September 30,
MULTI-MARKET FIXED INCOME PORTFOLIO                                              1998
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $ 10.00
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                        0.56
    Net Realized and Unrealized Gain (Loss) on Investments                      (0.29)
--------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                 0.27
--------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                       (0.40)
    Realized Net Gain                                                              --
    In Excess of Realized Net Gain                                              (0.01)
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                             (0.41)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                 $ 9.86
--------------------------------------------------------------------------------------------
TOTAL RETURN                                                                    2.72%
--------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                                     $97,062
    Ratio of Expenses to Average Net Assets (1)                                 0.58%*
    Ratio of Net Investment Income to Average Net Assets                        6.48%*
    Portfolio Turnover Rate                                                      163%
--------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver                      0.05%*
    Ratio Including Expense Offsets                                             0.58%*
--------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period


                                                                                                             Institutional Class
                                                                         -------------------------------------------------------
                                                                                   Year Ended September 30,
                                                                         -------------------------------------------------------
BALANCED PORTFOLIO                                                       1994       1995       1996       1997     1998++
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $  11.84   $  11.28   $  13.06   $  13.81   $  15.30
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                0.47       0.54       0.53       0.51       0.48
    Net Realized and Unrealized Gain (Loss) on Investments              (0.45)      1.78       1.15       2.91      (0.11)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                         0.02       2.32       1.68       3.42       0.37
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                               (0.43)     (0.47)     (0.50)     (0.54)     (0.49)
    Realized Net Gain                                                   (0.15)     (0.07)     (0.43)     (1.39)     (1.72)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                     (0.58)     (0.54)     (0.93)     (1.93)     (2.21)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $  11.28   $  13.06   $  13.81   $  15.30   $  13.46
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                            0.19%     21.37%     13.47%     27.44%      2.85%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                            $309,596   $334,630   $300,868   $343,284   $382,339
    Ratio of Expenses to Average Net Assets (1)                         0.58%      0.58%      0.57%      0.58%      0.59%
    Ratio of Net Investment Income to Average Net Assets                4.06%      4.55%      3.85%      3.56%      3.36%
    Portfolio Turnover Rate                                               75%        95%       110%       145%       100%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Ratio Including Expense Offsets                                       N/A      0.57%      0.57%      0.56%      0.57%
--------------------------------------------------------------------------------------------------------------------------------


                                                                          Investment Class                          Adviser Class
                                                                 ----------------------------------------------------------------
                                                                  April 4,            Year     November 1,            Year
                                                                 1997** to           Ended      1996*** to           Ended
                                                             September 30,   September 30,   September 30,   September 30,
                                                                      1997          1998++            1997          1998++
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 13.11         $ 15.30         $ 14.05         $ 15.30
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                             0.30            0.46            0.42            0.44
    Net Realized and Unrealized Gain (Loss) on
      Investments                                                     2.09           (0.13)           2.60           (0.12)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      2.39            0.33            3.02            0.32
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                            (0.20)          (0.46)          (0.38)          (0.47)
    Realized Net Gain                                                   --           (1.72)          (1.39)          (1.72)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                  (0.20)          (2.18)          (1.77)          (2.19)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $ 15.30         $ 13.45         $ 15.30         $ 13.43
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        18.40%           2.56%          23.82%           2.49%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                          $ 3,943          $  445        $ 27,366        $ 24,654
    Ratio of Expenses to Average Net Assets (2)                      0.73%*          0.74%           0.85%*          0.84%
    Ratio of Net Investment Income to Average Net
      Assets                                                         3.32%*          3.24%           3.24%*          3.11%
    Portfolio Turnover Rate                                           145%            100%            145%            100%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
    TO AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense
      Reimbursement/Waiver                                             N/A             N/A           0.03%*            N/A
    Ratio Including Expense Offsets                                  0.70%*          0.72%           0.84%*          0.82%
---------------------------------------------------------------------------------------------------------------------------------

*     Annualized
**    Initial offering of Investment Class shares
***   Initial offering of Adviser Class shares
++    Per share amounts for the year ended September 30, 1998, are based on average shares outstanding.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period


                                                                                                       Institutional Class
                                                                        ---------------------------------------------------------
                                                                    July 29,
                                                                   1994** to                      Year Ended September 30,
                                                                   September 30,       -----------------------------------
MULTI-ASSET-CLASS PORTFOLIO                                            1994        1995       1996      1997++      1998++
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 10.00    $  9.97    $ 11.34    $  12.28    $  13.64
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                               0.07       0.44       0.46        0.38        0.38
    Net Realized and Unrealized Gain (Loss) on Investments             (0.10)      1.33       1.05        2.57       (0.45)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                       (0.03)      1.77       1.51        2.95       (0.07)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                 --      (0.40)     (0.42)      (0.51)      (0.34)
    Realized Net Gain                                                     --         --      (0.15)      (1.08)      (1.49)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                       --      (0.40)     (0.57)      (1.59)      (1.83)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $ 9.97    $ 11.34    $ 12.28    $  13.64    $  11.74
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                          (0.30%)    18.28%     13.75%      26.50%      (0.46%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                            $51,877    $96,839    $129,558   $173,155    $165,039
    Ratio of Expenses to Average Net Assets (1)                        0.58%*     0.58%      0.58%       0.74%       0.78%
    Ratio of Net Investment Income to Average Net Assets               4.39%*     4.56%      3.82%       3.07%       2.98%
    Portfolio Turnover Rate                                              20%       112%       122%        141%        107%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver             0.26%*     0.14%      0.08%       0.08%       0.04%
    Ratio Including Expense Offsets                                      N/A      0.58%      0.58%       0.74%       0.78%
---------------------------------------------------------------------------------------------------------------------------------

** Commencement of Operations


                                                                                   Investment Class
                                                                     -------------------------------------
                                                                     June 10,            Year Ended
                                                                   1996*** to         September 30,
                                                                  September 30,   --------------------
                                                                      1996          1997++     1998++
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $12.17    $ 12.27    $ 13.63
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                0.13       0.36       0.36
    Net Realized and Unrealized Gain (Loss) on Investments               0.08       2.57      (0.45)
----------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                         0.21       2.93      (0.09)
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                               (0.11)     (0.49)     (0.31)
    Realized Net Gain                                                      --      (1.08)     (1.49)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                     (0.11)     (1.57)     (1.80)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                         $12.27    $ 13.63    $ 11.74
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                            1.75%     26.32%     (0.61%)
----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                              $3,074    $ 5,075    $ 6,233
    Ratio of Expenses to Average Net Assets (2)                         0.73%*     0.96%      0.93%
    Ratio of Net Investment Income to Average Net Assets                3.68%*     2.85%      2.86%
    Portfolio Turnover Rate                                              122%       141%       107%
----------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver              0.08%*     0.55%      0.04%
    Ratio Including Expense Offsets                                     0.73%*     0.96%      0.93%
----------------------------------------------------------------------------------------------------------

***  Initial offering of Investment Class shares.
-----------------------------------------------------------------
*    Annualized
++   Per share amount for the years ended September 30, 1997 and
     September 30, 1998, are based on average shares outstanding.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At September 30, 1998, the Fund was comprised of twenty-six active portfolios (each referred to as a "Portfolio"). The Multi-Market Fixed Income and Small Cap Growth Portfolios commenced operations on October 1, 1997 and June 30, 1998, respectively. The Funds offer up to three different classes of shares for certain Portfolios -- Institutional Class shares, Investment Class shares and Adviser Class shares. Effective February 1998, the Emerging Markets Portfolio was renamed the Emerging Markets Value Portfolio.

The Equity and Mid Cap Value Portfolios began offering Adviser Class shares on January 16, 1998 and July 17, 1998, respectively. Each class of shares has identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights, except each class bears different distribution fees as described in Note D. The financial statements for the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds, including municipal bonds, and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. Securities in the Cash Reserves Portfolio, and other Portfolios' short term securities, are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available (including restricted securities) are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

4. FUTURES: Futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

    Futures contracts may be used by each Portfolio, except the Cash Reserves Portfolio, in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the underlying securities.

    Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5. SWAP AGREEMENTS: Each Portfolio, except the Cash Reserves and Mid Cap Growth Portfolios, may enter into swap agreements to exchange the return generated by one instrument for the return generated by another instrument. The following summarizes swaps entered into by the Portfolios:

    Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

    Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

    Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net payments to be received, if any, at the date of default.

6. INTEREST RATE FLOOR AND CAP AGREEMENTS: Each Portfolio, except the Cash Reserves Portfolio, may hold or write interest rate floors or caps to protect itself against fluctu-

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    ations in interest rates. When a Portfolio writes an interest rate floor, it agrees to make periodic interest payments to the holder of the interest rate floor based on a notional principal amount to the extent that a specified interest index falls below a specified interest rate. When a Portfolio writes an interest rate cap, it agrees to make periodic interest payments to the holder of the interest rate cap based on a notional principal amount to the extent that a specified interest index rises above a specified interest rate. Any premium received by a Portfolio is recorded as a liability and any premium paid by a Portfolio is recorded as an asset. Interest rate caps and floors are marked-to-market daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic receipts or payments of interest, if any, are recorded as interest income in the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

    Because there is no organized market for these agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Entering into these agreements involves, to varying degrees, elements of interest rate and market risk in excess of the amount recognized in the Statement of Net Assets. Such risks involve the possibility that there may be no liquid market for these agreements and that there may be adverse changes in interest rates or the index underlying these transactions. Risk may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received.

7. STRUCTURED INVESTMENTS: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

8. DELAYED DELIVERY COMMITMENTS: Each Portfolio, except the Cash Reserves Portfolio, may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained in an amount at least equal to these commitments with the custodian. Securities held in segregated accounts cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as asset segregation reaches certain levels, a portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

9. PURCHASED OPTIONS: Certain Portfolios may purchase call and put options on their portfolio securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The purchase of a call option might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. A put option gives the purchaser of the option, upon payment of a premium, the right to

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    sell, and the writer the obligation to buy, the instrument at the exercise price. A Portfolio may purchase a put option to protect its holdings in the underlying instrument, or a similar instrument, against a substantial decline in the market value of such instrument by giving the Portfolio the right to sell the instrument at the option exercise price. Possible losses from purchased options cannot exceed the total amount invested.

10. FOREIGN EXCHANGE AND FORWARD CURRENCY CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

    A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the Mid Cap Growth, Domestic Fixed Income, Cash Reserves, Mortgage-Backed Securities, and Limited Duration Portfolios) may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

    At September 30, 1998, the net assets of certain Portfolios were substantially comprised of foreign-currency denominated securities and foreign currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

11. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid quarterly except for the Municipal and PA Municipal Portfolios which are declared and paid monthly, Small Cap Value, International Equity, Mid Cap Growth, Mid Cap Value, Emerging Markets Value, and Small Cap Growth Port-

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    folios which are declared and paid annually, and Cash Reserves Portfolio which are declared daily and paid monthly. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post October Losses and permanent differences such as gain (loss) on in-kind redemptions (Note J), foreign currency transactions and gains on certain equity securities designated as issued by "passive foreign investment companies".

    Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income
    (loss), undistributed realized net gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

12. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Securities classified as Value and Mid Cap Growth in the Equity, Balanced and Multi-Asset-Class Portfolios are those acquired on the basis of measures of value and growth, respectively, deemed appropriate by the Investment Adviser. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio pays Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate to each Portfolio's average daily net assets for the quarter. For the year ended September 30, 1998 the investment advisory fees of each of the Portfolios were:

                         Annual        Voluntary Expense Limitations
                       Investment   ------------------------------------
                        Advisory    Institutional   Investment   Adviser
      Portfolio           Fee           Class         Class       Class
      ---------        ----------   -------------   ----------   -------
Value                    0.500%           --%            --%       --%
Equity                   0.500            --             --        --
Small Cap Value          0.750            --             --        --
International Equity     0.500            --             --        --
Mid Cap Growth           0.500            --             --        --
Mid Cap Value            0.750            --             --        --
Emerging Markets
  Value                  0.750          1.18             --        --
Small Cap Growth         0.700          1.15             --        --
Fixed Income             0.375            --             --        --
Domestic Fixed Income    0.375          0.50             --        --
High Yield               0.375            --             --        --
Cash Reserves            0.250          0.32             --        --
Fixed Income II          0.375            --             --        --
Mortgage-Backed
  Securities             0.375          0.50             --        --
Limited Duration         0.300            --             --        --
Special Purpose Fixed
  Income                 0.375            --             --        --
Municipal                0.375          0.50             --        --
PA Municipal             0.375          0.50             --        --
Global Fixed Income      0.375            --             --        --
International Fixed
  Income                 0.375            --             --        --
Intermediate Duration    0.375            --             --        --
Multi-Market Fixed
  Income                 0.450          0.58             --        --
Balanced                 0.450            --             --        --
Multi-Asset-Class        0.650          0.78           0.93        --

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses so that annual operating expenses will not exceed voluntary expense limitations established for each class of shares as presented in the table above.

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

C. ADMINISTRATION FEE. MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MAS receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. Chase Global Funds Services Company ("CGFSC") serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS and receives compensation from MAS for these services.

D. DISTRIBUTOR. MAS Funds Distribution, Inc. ("MASDI" or the "Distributor"), a wholly owned subsidiary of Morgan Stanley Asset Management Holdings, Inc., is the distributor for the Fund. MASDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in each Portfolio with distribution services, and receives fees in connection with these services, pursuant to separate Distribution and Shareholder Servicing Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares pays an annual distribution fee of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays an annual shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is not a distribution fee and is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MASDI. The distribution fee may be retained by MASDI if an Adviser Class shareholder invests directly through MASDI. Usually the fees are paid by MASDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MAS Funds to the public.

E. CUSTODY. Morgan Stanley Trust Company (NY) ("MSTC"), an affiliate of the Fund, served as custodian for certain of the Fund's assets held outside of the United States in accordance with a custodian agreement. MSTC was a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. Effective October 1, 1998, MSTC is now part of Chase Manhattan Bank.

For the year ended September 30, 1998, the following Portfolios incurred custody fees and had amounts payable to MSTC at September 30, 1998:

                                      MSTC            Custody
                                  Custody Fees     Fees Payable
                                    Incurred          to MSTC
                                      (000)            (000)
                                  -------------    -------------
International Equity                  $149              $30
Emerging Markets Value                  87                4
Global Fixed Income                     22                4
International Fixed Income              39                7
Multi-Asset-Class                       50                5

F. TRUSTEES' FEES. The Fund pays each Trustee, who is not also an officer or affiliated person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an officer or affiliated person, as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment of up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are invested in the Portfolios selected by the Trustee. Total Trustees fees incurred, for the year ended September 30, 1998 by the Portfolios were $259,000.

Expenses for the year ended September 30, 1998, include legal fees paid to Morgan, Lewis & Bockius LLP. A partner of that firm is secretary of the Fund.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

G. PORTFOLIO INVESTMENT ACTIVITY.
1. PURCHASES AND SALES OF SECURITIES: For the year ended September 30, 1998, purchases and sales of investment securities other than temporary cash investments were:

                                             (000)
                                    ------------------------
Portfolio                           Purchases       Sales
---------                           ----------    ----------
Value                               $1,788,123    $1,860,274
Equity                                 841,296     1,236,545
Small Cap Value                      1,286,195     1,342,796
International Equity                   398,481       596,076
Mid Cap Growth                         842,369       827,237
Mid Cap Value                          888,032       699,354
Emerging Markets Value                  14,369        18,698
Small Cap Growth                         5,059         1,882
Fixed Income                         8,162,779     5,571,037
Domestic Fixed Income                  129,788       127,956
High Yield                             683,126       442,628
Cash Reserves                               --            --
Fixed Income II                        640,927       315,797
Mortgage-Backed Securities              99,229        77,590
Limited Duration                       398,179       234,903
Special Purpose Fixed Income           821,569       619,726
Municipal                              163,398       134,829
PA Municipal                            16,202        17,448
Global Fixed Income                     56,205        55,747
International Fixed Income             100,297        86,525
Intermediate Duration                  242,000       158,107
Multi-Market Fixed Income              190,590        95,509
Balanced                               475,303       397,301
Multi-Asset-Class                      207,540       192,837

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION): At September 30, 1998, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                              (000)
                       ----------------------------------------------------
      Portfolio           Cost      Appreciation   Depreciation      Net
      ---------        ----------   ------------   ------------   ---------
Value                  $3,076,581     $239,189      $(472,389)    $(233,200)
Equity                    946,343      148,062       (102,625)       45,437
Small Cap Value           793,963       53,085       (126,510)      (73,425)
International Equity      434,785       56,776        (26,907)       29,869
Mid Cap Growth            580,399       64,061        (43,297)       20,764
Mid Cap Value             494,242       18,030        (59,339)      (41,309)
Emerging Markets
  Value                    12,840          434         (3,820)       (3,386)
Small Cap Growth            3,268          123           (456)         (333)
Fixed Income            6,887,490      110,604       (111,410)         (806)
Domestic Fixed Income     105,622        3,587         (1,890)        1,697
High Yield                773,414       13,196        (69,120)      (55,924)
Cash Reserves             167,666           --             --            --
Fixed Income II           684,080        9,885         (5,376)        4,509
Mortgage-Backed
  Securities               52,695          416           (593)         (177)
Limited Duration          336,968        3,306           (951)        2,355
Special Purpose Fixed
  Income                  771,953       13,899        (14,777)         (878)
Municipal                 108,453        4,475           (352)        4,123
PA Municipal               25,765        1,864            (96)        1,768
Global Fixed Income        68,774        3,405         (1,555)        1,850
International Fixed
  Income                  132,853        7,707         (2,518)        5,189
Intermediate Duration     163,439        2,410         (1,012)        1,398

                                              (000)
                       ----------------------------------------------------
      Portfolio           Cost      Appreciation   Depreciation      Net
      ---------        ----------   ------------   ------------   ---------
Multi-Market Fixed
  Income               $  115,557     $  2,518      $  (3,714)    $  (1,196)
Balanced                  509,616       35,125        (28,121)        7,004
Multi-Asset-Class         202,671       14,190        (14,478)         (288)

3. FORWARD FOREIGN CURRENCY CONTRACTS: Under the terms of the forward foreign currency contracts open at September 30, 1998, each Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated in the following table:

                                                      (000)
                      ---------------------------------------------------------------------
                                                                                  Net
                      Currency            In                                   Unrealized
                         to            Exchange    Settlement                 Appreciation
      Portfolio        Deliver           For          Date        Value      (Depreciation)
            ------                ---  -------      -------     ---------      ---------
INTERNATIONAL EQUITY
Purchases
US$                       1,281   CZK     38,737     10/1/98     US$ 1,279      US$   (2)
                         18,559   JPY  2,673,583      1/6/99        19,867         1,308
                                                                             ------------
                                                                               US$ 1,306
                                                                             ------------
Sales
AUD                         826   US$        493     10/1/98     US$   489      US$    4
JPY                     299,164            2,231     10/1/98         2,191            40
MXP                         457               45     10/1/98            45            --
JPY                     224,836            1,652     10/2/98         1,647             5
NLG                         173               91     10/2/98            92            (1)
JPY                   2,673,583           19,440      1/6/99        19,867          (427)
                                                                             ------------
                                                                                    (379)
                                                                             ------------
                                                                       NET      US$  927
                                                                             ============
FIXED INCOME
Purchases
US$                      68,014   DEM    121,920    10/29/98    US$ 73,152     US$ 5,138
                                                                             ------------
Sales
DEM                     121,920   US$     68,729    10/29/98    US$ 73,152    US$ (4,423)
                                                                             ------------
                                                                       NET      US$  715
                                                                             ------------
HIGH YIELD
Purchases
US$                      13,777   GBP      8,110     10/2/98    US$ 13,784      US$    7
Sales
GBP                       4,100   US$      6,781     10/2/98     US$ 6,968      US$ (187)
GBP                       2,485            4,011     10/2/98         4,223          (212)
GBP                       1,265            2,118     10/2/98         2,150           (32)
GBP                         260              438     10/2/98           442            (4)
DEM                       5,520            3,062     10/6/98         3,308          (246)
ECU                       2,640            2,934    10/22/98         3,112          (178)
DEM                       9,675            5,411    11/30/98         5,813          (402)
GBP                       8,110           13,730     12/2/98        13,736            (6)
DEM                       3,150            1,869    12/18/98         1,895           (26)
DEM                       4,700            2,806    12/18/98         2,827           (21)
DEM                       7,760            4,623    12/22/98         4,668           (45)
DEM                       8,400            5,004    12/22/98         5,053           (49)
DEM                       3,985            2,383    12/22/98         2,397           (14)
                                                                             ------------
                                                                              US$ (1,422)
                                                                             ------------
                                                                       NET    US$ (1,415)
                                                                             ============
FIXED INCOME II
Purchases
US$                       6,002   DEM     10,760    10/29/98     US$ 6,456      US$  454
                                                                             ------------
Sales
DEM                      10,760   US$      6,066    10/29/98     US$ 6,456      US$ (390)
                                                                             ------------
                                                                       NET      US$   64
                                                                             ============

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                      (000)
                      ---------------------------------------------------------------------
                                                                                  Net
                      Currency            In                                   Unrealized
                         to            Exchange    Settlement                 Appreciation
      Portfolio        Deliver           For          Date        Value      (Depreciation)
            ------                ---  -------      -------     ---------      ---------
SPECIAL PURPOSE FIXED INCOME
Purchases
US$                       9,037   DEM     16,200    10/29/98     US$ 9,720      US$  683
                                                                             ------------
Sales
DEM                      16,200   US$      9,132    10/29/98     US$ 9,720      US$ (588)
                                                                             ------------
                                                                       NET      US$   95
                                                                             ============
GLOBAL FIXED INCOME
Purchases
US$                       1,056   AUD      1,775     10/2/98     US$ 1,052      US$   (4)
                            481   SEK      3,765     10/2/98           480            (1)
                            357   JPY     47,000    10/16/98           345           (12)
                          5,171   DEM      9,205    10/23/98         5,521           350
                            375   ESP     56,750    10/23/98           400            25
                          1,715   DEM      3,055    10/26/98         1,833           118
                          1,024   SEK      8,010    10/26/98         1,023            (1)
                            708   DEM      1,240    10/29/98           744            36
                          1,121   GRD    325,000    10/29/98         1,124             3
                            610   CAD        915    10/30/98           600           (10)
                          1,118   GBP        690     11/5/98         1,171            53
                          1,230   DEM      2,140     11/9/98         1,285            55
                            385   DEM        645     11/9/98           387             2
                          1,141   SEK      8,900    11/13/98         1,137            (4)
                          3,609   JPY    517,000    11/17/98         3,814           205
                          2,406   ESP    365,000    11/19/98         2,576           170
                            624   ITL  1,105,000    11/20/98           670            46
                          1,168   DEM      1,965    11/27/98         1,181            13
                          1,967   JPY    262,000    12/18/98         1,942           (25)
                                                                             ------------
                                                                               US$ 1,019
                                                                             ------------
Sales
AUD                       1,775        US$ 1,100     10/2/98     US$ 1,053      US$   47
SEK                       3,765              473     10/2/98           481            (8)
DEM                       4,300            2,540    10/23/98         2,579           (39)
DEM                       3,055            1,759    10/26/98         1,833           (74)
SEK                       8,010            1,010    10/26/98         1,023           (13)
DEM                       1,240              699    10/29/98           744           (45)
FRF                       3,130              526     11/5/98           560           (34)
DEM                         380              225     11/9/98           228            (3)
SEK                      12,740            1,572    11/13/98         1,628           (56)
DEM                       5,265            3,153    11/25/98         3,164           (11)
DEM                       1,965            1,098    11/27/98         1,181           (83)
ESP                     103,000              718    11/27/98           727            (9)
CHF                       4,285            3,094    11/30/98         3,125           (31)
AUD                         375              223     12/2/98           223            --
CAD                       1,005              659     12/2/98           659            --
GBP                         810            1,334     12/2/98         1,372           (38)
GBP                         215              359     12/2/98           364            (5)
DKK                       2,695              406     12/3/98           425           (19)
GBP                         415              691     12/3/98           703           (12)
CAD                       3,220            2,128     12/8/98         2,110            18
ITL                     810,000              485    12/22/98           491            (6)
                                                                               ---------
                                                                                US$ (421)
                                                                             ------------
                                                                       NET      US$  598
                                                                             ============
INTERNATIONAL FIXED INCOME
Purchases
US$                       5,679   AUD      9,525     10/2/98     US$ 5,647      US$  (32)
                          2,849   SEK     22,305     10/2/98         2,846            (3)
                         10,698   JPY  1,410,000    10/16/98        10,354          (344)
                         14,115   DEM     25,125    10/23/98        15,070           955
                          7,693   DEM     13,805    10/26/98         8,282           589
                          1,248   SEK      9,760    10/26/98         1,247            (1)
                          2,586   DEM      4,325    10/29/98         2,595             9
                          2,315   GRD    675,000    10/29/98         2,333            18
                          2,390   CAD      3,585    10/30/98         2,350           (40)
                          1,487   JPY    195,000    10/30/98         1,435           (52)
                          2,625   GBP      1,620     11/5/98         2,748           123
                          3,039   DEM      5,235     11/9/98         3,142           103
                          1,782   CAD      2,705    11/17/98         1,773            (9)
                          3,825   JPY    548,000    11/17/98         4,042           217
                          5,747   ESP    872,000    11/19/98         6,154           407

            ------                ---  -------      -------     ---------      ---------
                                                      (000)
                      ---------------------------------------------------------------------
                                                                                  Net
                      Currency            In                                   Unrealized
                         to            Exchange    Settlement                 Appreciation
      Portfolio        Deliver           For          Date        Value      (Depreciation)
US$                       3,208   ITL  5,680,000    11/20/98     US$ 3,444      US$  236
                          1,837   JPY    240,000    11/24/98         1,772           (65)
                          6,885   DEM     11,615    11/27/98         6,979            94
                          1,536   CAD      2,340     12/2/98         1,534            (2)
                            239   CAD        365     12/8/98           239            --
                            488   AUD        820    12/17/98           487            (1)
                          7,795   JPY  1,038,000    12/18/98         7,695          (100)
                          5,004   FRF     28,240    12/22/98         5,066            62
                                                                             ------------
                                                                               US$ 2,164
                                                                             ------------
Sales
JPY                       7,080   US$         53     10/1/98     US$    52      US$    1
AUD                       9,525            5,874     10/2/98         5,647           227
SEK                      22,305            2,801     10/2/98         2,846           (45)
DEM                      19,970           11,807    10/23/98        11,978          (171)
SEK                      16,700            2,106    10/26/98         2,133           (27)
DEM                       5,245            2,957    10/29/98         3,147          (190)
JPY                     195,000            1,386    10/30/98         1,435           (49)
NLG                       4,910            2,467    10/30/98         2,611          (144)
SEK                       5,130              633    11/13/98           656           (23)
CAD                       2,705            1,775    11/17/98         1,773             2
JPY                     240,000            1,677    11/24/98         1,772           (95)
DEM                      12,400            7,425    11/25/98         7,447           (22)
DEM                      11,615            6,489    11/27/98         6,979          (490)
ESP                     197,000            1,373    11/27/98         1,391           (18)
CHF                      10,335            7,462    11/30/98         7,538           (76)
CAD                       2,340            1,491     12/2/98         1,534           (43)
CAD                       5,850            3,835     12/2/98         3,834             1
GBP                       3,235            5,328     12/2/98         5,479          (151)
GBP                         815            1,360     12/2/98         1,381           (21)
GBP                         870            1,449     12/3/98         1,474           (25)
CAD                       3,415            2,202     12/8/98         2,239           (37)
ITL                   3,580,000            2,144    12/22/98         2,172           (28)
                                                                             ------------
                                                                              US$ (1,424)
                                                                             ------------
                                                                       NET      US$  740
                                                                             ============
MULTI-MARKET FIXED INCOME
Purchases
US$                         528   AUD        880     10/2/98     US$   522      US$   (6)
                          1,110   AUD      1,865     10/2/98         1,106            (4)
                            255   GBP        150     10/2/98           255            --
                          1,063   DEM      1,850     11/9/98         1,110            47
                            980   SEK      7,645    11/13/98           977            (3)
                            919   CAD      1,395    11/17/98           914            (5)
                            494   ESP     75,000    11/19/98           529            35
                          1,969   AUD      3,310    12/17/98         1,964            (5)
                                                                             ------------
                                                                                US$   59
                                                                             ------------
Sales
AUD                       2,745   US$      1,706     10/2/98     US$ 1,627      US$   79
GBP                         150              248     10/2/98           255            (7)
DEM                       1,500              844     11/5/98           900           (56)
JPY                     105,000              730    11/12/98           774           (44)
SEK                       7,645              943    11/13/98           977           (34)
FRF                       8,180            1,367    11/27/98         1,465           (98)
CHF                       1,485            1,072    11/30/98         1,083           (11)
GBP                         150              254     12/2/98           254            --
GBP                         360              600     12/3/98           610           (10)
CAD                       3,710            2,416     12/8/98         4,432           (16)
DEM                       1,080              643    12/22/98           649            (6)
ITL                   2,205,000            1,320    12/22/98         1,337           (17)
                                                                             ------------
                                                                                US$ (220)
                                                                             ------------
                                                                       NET      US$ (161)
                                                                             ============
BALANCED
Purchases
US$                       2,962   DEM      5,310    10/29/98     US$ 3,186      US$  224
                                                                             ------------
Sales
DEM                       5,310   US$      2,993    10/29/98     US$ 3,186      US$ (193)
                                                                             ------------
                                                                       NET      US$   31
                                                                             ============

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                      (000)
                      ---------------------------------------------------------------------
                                                                                  Net
                      Currency            In                                   Unrealized
                         to            Exchange    Settlement                 Appreciation
      Portfolio        Deliver           For          Date        Value      (Depreciation)
            ------                ---  -------      -------     ---------      ---------
MULTI-ASSET-CLASS
Purchases
US$                         176   AUD        295     10/2/98     US$   175      US$   (1)
                             76   JPY     10,000    10/16/98            74            (2)
                            177   DEM        315    10/23/98           189            12
                            184   DEM        330    10/26/98           198            14
                             70   SEK        550    10/26/98            70            --
                             75   GRD     22,000    10/29/98            76             1
                             63   CAD         95    10/30/98            62            (1)
                            170   GBP        105     11/5/98           178             8
                            151   SEK      1,175    11/13/98           150            (1)
                             21   JPY      3,000    11/17/98            22             1
                            263   ESP     40,000    11/19/98           282            19
                            130   ITL    230,000    11/20/98           139             9
                            120   JPY     16,000    12/18/98           118            (2)
                            395   FRF      2,230    12/22/98           400             5
                                                                             ------------
                                                                                US$   62
                                                                             ------------
Sales
AUD                         295         US$  182     10/2/98     US$   175      US$    7
JPY                      65,595              482     10/2/98           481             1
DEM                          75               42     10/6/98            45            (3)
ECU                          60               67    10/22/98            71            (4)
DEM                          25               15    10/23/98            15            --
DEM                         250              149    10/26/98           150            (1)
SEK                         550               69    10/26/98            70            (1)
FRF                         555               94    10/30/98            99            (5)
SEK                       1,530              189    11/13/98           196            (7)
DEM                         370              221    11/25/98           222            (1)
CHF                         335              242    11/30/98           244            (2)
DEM                         315              176    11/30/98           189           (13)
CAD                         415              272     12/2/98           272            --
GBP                         125              206     12/2/98           212            (6)
GBP                          30               50     12/3/98            51            (1)
JPY                       9,000               68     12/8/98            67             1
DEM                         175              104    12/22/98           105            (1)
DEM                         395              236    12/22/98           238            (2)
ITL                     108,000               65    12/22/98            66            (1)
                                                                             ------------
                                                                                US$  (39)
                                                                             ------------
                                                                       NET      US$   23
                                                                             ============

              AUD  --   Australian Dollar
              CAD  --   Canadian Dollar
              CHF  --   Swiss Franc
              CZK  --   Czech Koruna
              DEM  --   German Mark
              DKK  --   Danish Krone
              ECU  --   European Currency Unit
              ESP  --   Spanish Peseta
              FRF  --   French Franc
              GBP  --   British Pound
              GRD  --   Greek Drachma
              ITL  --   Italian Lira
              JPY  --   Japanese Yen
              MXP  --   Mexican Peso
              NLG  --   Netherlands Guilder
              SEK  --   Swedish Krona
              US$  --   U.S. Dollar

4. FUTURES CONTRACTS: At September 30, 1998, the following Portfolios had futures contracts open:

                                                                  Unrealized
                        Number       Aggregate                   Appreciation
                          of         Face Value     Expiration  (Depreciation)
      Portfolio        Contracts       (000)           Date         (000)
      ---------        ---------   --------------   ----------  --------------
Purchases:
 INTERNATIONAL EQUITY
  Nikkei 225
   Index                   155     JPY  2,069,250     Dec-98     U.S.$   (985)
 FIXED INCOME
  Municipal Bond
   Index                 1,070      US$   137,361     Dec-98            2,284
  U.S. Treasury 2 yr.
   Note                     96      US$    20,410     Dec-98              190
  U.S. Treasury Long
   Bond                  2,802      US$   368,375     Dec-98            4,717
 DOMESTIC
   FIXED INCOME
  Municipal Bond
   Index                    18      US$     2,311     Dec-98               39
  U.S. Treasury Long
   Bond                     26      US$     3,418     Dec-98               24
 FIXED INCOME II
  Municipal Bond
   Index                   105      US$    13,479     Dec-98              232
  U.S. Treasury Long
   Bond                    213      US$    28,003     Dec-98              251
 MORTGAGE-BACKED SECURITIES
  U.S. Treasury
   2 yr. Note                2       US$      425     Dec-98                7
  U.S. Treasury Long
   Bond                      3       US$      394     Dec-98                7
 LIMITED DURATION
  U.S. Treasury
   2 yr. Note              230      US$    48,900     Dec-98              532
 SPECIAL PURPOSE
   FIXED INCOME
  Municipal Bond
   Index                   131      US$    16,817     Dec-98              286
  U.S. Treasury
   2 yr. Note              304      US$    64,633     Dec-98              706
  U.S. Treasury Long
   Bond                    584      US$    76,778     Dec-98            1,974
 MUNICIPAL
  Municipal Bond
   Index                   113      US$    14,506     Dec-98              250
 PA MUNICIPAL
  Municipal Bond
   Index                    50      US$     6,419     Dec-98              111
 GLOBAL FIXED INCOME
  Japanese Yen 10 yr.
   Bond                      1      JPY   138,860     Dec-98               33
 INTERNATIONAL
   FIXED INCOME
  Japanese Yen 10 yr.
   Bond                     11     JPY  1,527,460     Dec-98              363
  Italian 10 yr. LIF        61     ITL 13,633,500     Dec-98               41
 INTERMEDIATE
   DURATION
  U.S. Treasury
   2 yr. Note               51      US$    10,843     Dec-98              119
  U.S. Treasury
   5 yr. Note               83      US$     9,541     Dec-98              289
  Municipal Bond
   Index                    28      US$     3,595     Dec-98               61

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                  Unrealized
                        Number       Aggregate                   Appreciation
                          of         Face Value     Expiration  (Depreciation)
      Portfolio        Contracts       (000)           Date         (000)
      ---------        ---------   --------------   ----------  --------------
 BALANCED
  Municipal Bond
   Index                    48      US$     6,162     Dec-98      US$     105
  U.S. Treasury Long
   Bond                    126      US$    16,565     Dec-98              248
 MULTI-ASSET CLASS
  Nikkei 225 Index          30      JPY   400,500     Dec-98             (199)
  MIB 30 Index               4     ITL  1,118,280     Dec-98              (67)
  Municipal Bond
   Index                    15      US$     1,926     Dec-98               32
  U.S. Treasury Long
   Bond                     18      US$     2,366     Dec-98               15
Sales:
 VALUE
  S&P 500                  510      US$   130,815     Dec-98            3,618
 FIXED INCOME
  90 Day Euro               85      US$    20,248    Dec-98-             (350)
                                                     March 01
  U.S. Treasury 5 yr.
   Note                  3,824      US$   439,581     Dec-98           (1,893)
  U.S. Treasury 10
   yr. Note              2,720      US$   330,310     Dec-98          (15,316)
 DOMESTIC FIXED INCOME
  U.S. Treasury
   5 yr. Note               77      US$     8,851     Dec-98              (42)
  U.S. Treasury 10
   yr. Note                 41      US$     4,979     Dec-98             (186)
 HIGH YIELD
  U.K. Long Gilt            76      GBP     8,814     Dec-98             (524)
  U.S. Treasury Long
   Bond                    170      US$    22,350     Dec-98           (1,048)
 FIXED INCOME II
  U.S. Treasury 5 yr.
   Note                    468      US$    53,798     Dec-98             (256)
  U.S. Treasury 10
   yr. Note                 30      US$     3,643     Dec-98              (90)
 LIMITED DURATION
  U.S. Treasury 10
   yr. Note                487      US$    59,140     Dec-98           (2,693)
  U.S. Treasury Long
   Bond                     13      US$     1,709     Dec-98              (80)
 SPECIAL PURPOSE
   FIXED INCOME
  U.S. Treasury
   5 yr. Note              468      US$    53,798     Dec-98             (256)
  U.S. Treasury 10
   yr. Note                867      US$   105,286     Dec-98           (4,793)
 MUNICIPAL
  U.S. Treasury 10
   yr. Note                117      US$    14,208     Dec-98             (553)
  U.S. Treasury Long
   Bond                    204      US$    26,820     Dec-98           (1,040)
 PA MUNICIPAL
  U.S. Treasury 10
   yr. Note                  7       US$      850     Dec-98              (34)
  U.S. Treasury Long
   Bond                     72      US$     9,466     Dec-98             (449)
 GLOBAL FIXED INCOME
  U.S. Treasury 10
   yr. Note                  6       US$      729     Dec-98              (17)
 INTERMEDIATE
   DURATION
  U.S. Treasury 10
   yr. Note                 35      US$     4,250     Dec-98             (111)
  U.S. Treasury Long
   Bond                     76      US$     9,992     Dec-98             (410)

                                                                  Unrealized
                        Number       Aggregate                   Appreciation
                          of         Face Value     Expiration  (Depreciation)
      Portfolio        Contracts       (000)           Date         (000)
      ---------        ---------   --------------   ----------  --------------
 MULTI-MARKET
   FIXED INCOME
  U.K. Long Gilt             1       GBP      116     Dec-98      US$      (8)
  U.S. Treasury Long
   Bond                     17      US$     2,235     Dec-98              (71)
 BALANCED
  U.S. Treasury
   5 yr. Note              200      US$    22,991     Dec-98             (110)
  U.S. Treasury 10
   yr. Note                 95      US$    11,537     Dec-98             (535)
 MULTI-ASSET CLASS
  U.S. Treasury
   5 yr. Note               58      US$     6,667     Dec-98              (31)

              GBP  --   British Pound
              ITL  --   Italian Lira
              JPY  --   Japanese Yen
              US$  --   U.S. Dollar

5. SWAP AGREEMENTS: At September 30, 1998, the following Portfolios had open Interest Rate Swap Agreements:

                                                   Unrealized
  Notional                                        Appreciation
   Amount                                        (Depreciation)
   (000)                  Description                (000)
---------------------------------------------------------------
FIXED INCOME
    $150,000    Agreement with Bankers Trust
                Company terminating July 21,
                1999 to pay 1 month LIBOR
                monthly and to receive fixed
                rate at 6.12% semiannually.          $1,274
     $50,000    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.           3,267
     $51,000    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.           3,098
     $11,000    Agreement with Bankers Trust
                Company terminating August 28,
                2008 to pay 3 month LIBOR
                monthly and to receive fixed
                rate at 6.03% semiannually.             663
     $19,000    Agreement with Bankers Trust
                Company terminating September
                17, 2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 5.64% semiannually.             575

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                   Unrealized
  Notional                                        Appreciation
   Amount                                        (Depreciation)
   (000)                  Description                (000)
---------------------------------------------------------------
     $31,000    Agreement with Bankers Trust
                Company terminating September
                21, 2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 5.59% semiannually.            $820
                                                  ---------
                                                     $9,697
                                                  =========
DOMESTIC FIXED INCOME
      $5,000    Agreement with Bankers Trust
                Company terminating July 21,
                1999 to pay 1 month LIBOR
                monthly and to receive fixed
                rate at 6.12% semiannually.             $55
        $900    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.              42
      $1,500    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.              98
                                                   --------
                                                       $195
                                                  =========
FIXED INCOME II
     $11,000    Agreement with Bankers Trust
                Company terminating July 21,
                1999 to pay 1 month LIBOR
                monthly and to receive fixed
                rate at 6.12% semiannually.             $93
      $4,300    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.             261
      $7,300    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.             477
                                                   --------
                                                       $831
                                                  =========

---------------------------------------------------------------
                                                   Unrealized
  Notional                                        Appreciation
   Amount                                        (Depreciation)
   (000)                  Description                (000)
MORTGAGE-BACKED SECURITIES
      $7,800    Agreement with Salomon Brothers
                terminating July 1, 1999 to pay
                monthly if positive (receive if
                negative), the total rate of
                return on the Salomon Brothers
                Benchmark Yield Curve Average
                2-Year Index based on the
                previous month's return and to
                receive 1 month LIBOR less 45
                basis points.                        $(112)
      $2,750    Agreement with Bankers Trust
                Company terminating July 21,
                1999 pay 1 month LIBOR monthly
                and to receive fixed rate at
                6.12% semiannually.                      23
        $400    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                monthly and to receive fixed
                rate at 6.04% semiannually.              24
      $7,400    Agreement with Bankers Trust
                Company terminating September
                8, 2008 to pay 3 month LIBOR
                monthly and to receive fixed
                rate at 5.83% semiannually.           (333)
      $7,400    Agreement with Bankers Trust
                Company terminating September
                9, 2008 to pay mid market of 10
                year swap spread monthly and to
                receive fixed rate at 0.71%
                semiannually.                          (65)
                                                  ---------
                                                     $(463)
                                                  =========
LIMITED DURATION
      $2,800    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.            $170
      $2,300    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.             150
                                                   --------
                                                       $320
                                                  =========
SPECIAL PURPOSE FIXED INCOME
     $25,000    Agreement with Bankers Trust
                Company terminating July 21,
                1999 to pay 1 month LIBOR
                monthly and to receive fixed
                rate at 6.12% semiannually.            $212

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                   Unrealized
  Notional                                        Appreciation
   Amount                                        (Depreciation)
   (000)                  Description                (000)
---------------------------------------------------------------
      $6,000    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                monthly and to receive fixed
                rate at 6.04% semiannually.            $365
      $5,100    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.             333
                                                   --------
                                                       $910
                                                  =========
GLOBAL FIXED INCOME
        $300    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.             $18
        $400    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.              26
                                                    -------
                                                        $44
                                                  =========
INTERMEDIATE DURATION
      $1,400    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                monthly and to receive fixed
                rate at 6.04% semiannually.             $85
      $2,500    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.             163
                                                   --------
                                                       $248
                                                  =========
MULTI-MARKET FIXED INCOME
      $1,000    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.             $61
        $800    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.              52
                                                   --------
                                                       $113
                                                  =========

---------------------------------------------------------------
                                                   Unrealized
  Notional                                        Appreciation
   Amount                                        (Depreciation)
   (000)                  Description                (000)
BALANCED
      $7,000    Agreement with Bankers Trust
                Company terminating July 21,
                1999 to pay 1 month LIBOR
                monthly and to receive fixed
                rate at 6.12% semiannually.             $59
      $2,200    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                monthly and to receive fixed
                rate at 6.04% semiannually.             134
      $1,850    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.             121
                                                   --------
                                                       $314
                                                  =========
MULTI-ASSET-CLASS
      $1,500    Agreement with Bankers Trust
                Company terminating July 21,
                1999 to pay 1 month LIBOR
                monthly and to receive fixed
                rate at 6.12% semiannually.             $13
        $700    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.              42
        $550    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.              36
                                                    -------
                                                        $91
                                                  =========

LIBOR -- London Interbank Offer Rate

H. CAPITAL LOSS CARRY FORWARD. At September 30, 1998, the following Portfolios had available for Federal income tax purposes unused capital losses, all of which will expire on the indicated dates:

                              Expiration Date
                               September 30,
                                   (000)
                            --------------------
        Portfolio            2003    2004   2006
        ---------           ------   ----   ----
Mortgage-Backed Securities  $1,753   $ --   $--
Limited Duration             3,735    172    --
Municipal                       --     73    --
PA Municipal                     1     --    23

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

I. POST OCTOBER LOSSES. Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 1998, the following Portfolios may elect to defer capital losses occurring between November 1, 1997 and September 30, 1998 up to the following amounts:

              Portfolio                 (000)
              ---------                 ------
Small Cap Growth                        $  162
Limited Duration                           500
Municipal                                1,715
PA Municipal                               373
Multi-Market Fixed Income                1,013

The International Equity and International Fixed Income Portfolios may elect to defer net foreign currency losses occurring between November 1, 1997 and September 30, 1998 up to the amount of $743,000 and $2,156,000, respectively.

J. IN-KIND TRANSACTIONS. For the year ended September 30, 1998, the following Portfolios realized gains (losses) from in-kind redemptions of approximately:

              Portfolio                 (000)
              ---------                -------
Value                                  $27,131
Equity                                  10,439
Fixed Income                               346
High Yield                                 297
Special Purpose Fixed Income               298
Municipal                                4,203
PA Municipal                             1,103

K. SECURITIES LENDING. Certain Portfolios loan securities to certain brokers and receive security lending fees. Security lending fees are included as expense offsets in the Statement of Operations. Fees greater than custodian expenses are included in interest income. During the year ended September 30, 1998, the following Portfolios had security lending fees totaling:

                                           Fees
               Portfolio                   (000)
               ---------                 ---------
Value                                      $345
Equity                                      200
International Equity                        214
Mid Cap Growth                              530
Fixed Income                                120
Domestic Fixed Income                         4
Fixed Income II                              10
Special Purpose Fixed Income                 29
Balanced                                     54

Portfolios that lend securities receive securities issued or guaranteed by the U.S. Government or its agencies, cash or letters of credit as collateral in an amount at least equal to 100% of the current market value of loaned securities. The value of loaned securities and related collateral outstanding at September 30, 1998, were as follows:

                             Value of      Value
                              Loaned         of
                            Securities   Collateral
        Portfolio             (000)        (000)
        ---------           ----------   ----------
Value                        $235,770     $251,040
Equity                         98,803      106,300
International Equity           33,544       35,575
Mid Cap Growth                118,957      125,995
Fixed Income                  166,707      169,536
Fixed Income II                53,697       55,040
Special Purpose Fixed
  Income                       11,334       11,503
Balanced                       30,343       31,621

Custodian fees appearing in the Statement of Operations have been adjusted to include expense offsets for custodian balance credits and security lending fees totaling $881,000 and $436,000, respectively, for the year ended September 30, 1998.

L. OTHER. At September 30, 1998, the High Yield Portfolio's net assets were substantially comprised of high yield fixed income securities. The financial condition of an issuer of these securities and general economic and industry specific conditions may affect the issuer's ability to make payments of income and principal on these securities.

A portion of the securities of the Municipal and PA Municipal Portfolios are insured by certain companies specializing in the insurance of municipal debt obligations. At September 30, 1998, approximately 74.1% and 38.4% of the net assets of the Municipal and PA Municipal Portfolios, respectively, are covered by such insurance. Listed below are the insurers that insure obligations constituting more than 10% of the Portfolios' net assets:

                                             PA
                            Municipal    Municipal
                            ---------    ---------
AMBAC                        18.2 %           --
FGIC                         16.1         16.2  %
FSA                          25.0             --
MBIA                         12.7             --

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

At September 30, 1998, the Fund had Portfolios with otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

                                    Percentage
                                   of Ownership
                       ------------------------------------
                       Institutional   Investment   Adviser
     Portfolios            Class         Class       Class
     ----------        -------------   ----------   -------
Value                      19.4%          39.9%      77.9%
Equity                       --           97.2       94.0
Small Cap Value            11.0             --         --
International Equity       15.0           88.6         --
Mid Cap Growth             22.1             --       79.1
Mid Cap Value                --           71.5       97.6
Emerging Markets
  Value                    60.9             --         --
Small Cap Growth           42.8             --         --
Fixed Income                 --           40.6       75.6
Domestic Fixed Income      48.0             --         --
High Yield                   --           76.5       85.6
Cash Reserves              34.1             --         --
Fixed Income II            27.8             --         --
Mortgage-Backed
  Securities               83.8             --         --
Limited Duration           24.6             --         --
Special Purpose Fixed
  Income                     --             --         --
Municipal                  10.9             --         --
PA Municipal               44.3             --         --
Global Fixed Income        59.8             --         --
International Fixed
  Income                   58.2             --         --
Intermediate Duration      45.5             --         --
Multi-Market Fixed
  Income                   82.5             --         --
Balanced                   29.2           91.1       96.9
Multi-Asset-Class          29.2           93.4         --

M. REORGANIZATION. On July 20, 1998, certain MAS Funds, as listed below (each an "Acquiring Fund"), acquired substantially all of the assets and liabilities of certain Portfolios of the Morgan Stanley Institutional Fund, Inc. ("MSIF"), also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Directors and shareholders of the Acquired Funds. The net assets of the MSIF Small Cap Value Equity Portfolio Class A shares and Class B shares were exchanged for 1,981,041 Institutional Class shares and 324,731 Adviser Class shares, respectively, of the MAS Mid Cap Value Portfolio. The net assets of the MSIF Balanced Portfolio Class A shares and Class B shares were exchanged for 334,315 Institutional Class shares and 16,324 Adviser Class shares, respectively, of the MAS Balanced Portfolio. Net assets as of the reorganization date were as follows:

                                                Total Net
                       Total Net   Total Net    Assets of      Acquired
                       Assets of   Assets of    Acquiring        Fund
                       Acquired    Acquiring   Fund After     Unrealized
Acquiring   Acquired     Fund        Fund      Acquisition   Appreciation
  Fund        Fund       (000)       (000)        (000)         (000)
---------  ----------  ---------   ---------   -----------   ------------
           MSIF Small
Mid Cap    Cap Value
Value      Equity       $ 50,312   $ 500,983   $   551,295      $5,387
           MSIF
Balanced   Balanced        5,179     456,995       462,174         586

N. SUBSEQUENT EVENT. On September 10, 1998, the Fund filed a Proxy Statement/Prospectus with the Securities and Exchange Commission for the purpose of presenting a proposal to the shareholders of the PA Municipal Portfolio seeking their approval to transfer its net assets to the Municipal Portfolio. A special meeting of the shareholders of the Portfolio is expected to be held during the fourth quarter of 1998 to vote on the proposal.

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees
MAS Funds

In our opinion, the accompanying statements of net assets (excluding Standard & Poor's ratings) and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the twenty-four (24) Portfolios of the MAS Funds listed in the accompanying table of contents (hereafter referred to as the "Fund") at September 30, 1998, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 20, 1998

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION: (UNAUDITED)

Each Portfolio hereby designates the following amount as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

                                             LONG-TERM               LONG-TERM
                                        CAPITAL GAINS -- 20%    CAPITAL GAINS -- 28%
                 FUND                          (000)                   (000)
--------------------------------------  --------------------    --------------------
Value                                               $115,259                $119,559
Equity                                                96,750                 187,809
Small Cap Value                                       27,094                  19,620
International Equity                                  23,248                   8,582
Mid Cap Growth                                        26,635                  32,554
Mid Cap Value                                              2                     230
Emerging Markets Value                                 1,885                      --
Fixed Income                                           5,966                      --
Domestic Fixed Income                                     70                      --
High Yield                                             2,226                     735
Fixed Income II                                          213                      --
Special Purpose Fixed Income                           2,269                   1,276
International Fixed                                      219                     103
Balanced                                              14,139                  19,014
Multi-Asset-Class                                      8,033                   4,842

For the year ended September 30, 1998, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders for each Portfolio were:

                         PORTFOLIO                             AMOUNT
------------------------------------------------------------  --------
Value                                                             41.6%
Equity                                                            25.0
Small Cap Value                                                    9.1
Mid Cap Growth                                                     5.1
Mid Cap Value                                                      5.5
High Yield                                                         2.5
Balanced                                                          15.1
Multi-Asset-Class                                                 13.7

Foreign taxes accrued during the fiscal year ended September 30, 1998 amounting to $1,257,000, $20,000* and $35,000 for the International Equity Portfolio, Emerging Markets Value Portfolio and the International Fixed Income Portfolio, respectively, are expected to be passed through to shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 1998. In addition, for the year ended September 30, 1998, gross income derived from sources within foreign countries amounted to $12,623,000, $309,000* and $7,587,000 for the International Equity Portfolio, Emerging Markets Value Portfolio and the International Fixed Income Portfolio, respectively.

For the fiscal year ended September 30, 1998**, the percentage of exempt interest dividends paid by the Municipal Portfolio and the PA Municipal Portfolio was 91.0% and 93.1%, respectively.

For the year ended September 30, 1998**, the percentage of income earned from direct U.S. treasury obligations was as follows:

                                                               INCOME
                            FUND                               EARNED
------------------------------------------------------------  --------
Fixed Income                                                      23.1%
Domestic Fixed Income                                             19.5
Fixed Income II                                                   22.6
Mortgage-Backed Securities                                        11.4
Limited Duration                                                  28.3
Special Purpose                                                   18.9
Municipal                                                         11.2
PA Municipal                                                      10.1
Global Fixed Income                                               26.2
International Fixed Income                                        10.3
Intermediate Duration                                             30.2
Multi-Market Fixed Income                                         27.6
Balanced                                                          16.6
Multi-Asset-Class                                                 17.8

 * Amount is based on October 31 tax year end.

** Amounts for the period ending December 31, 1998 will be provided with Form 1099-DIV to be mailed in January 1999.

--------------------------------------------------------------------------------

MAS FUNDS TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The following is a list of the Trustees and the principal executive officers of the Fund and a brief statement of their present positions and principal occupations during the past five years:

THOMAS L. BENNETT, CFA*
Chairman of the Board of Trustees; Managing Director, Morgan Stanley; Portfolio Manager and member of the Executive Committee, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.; Director, Morgan Stanley Universal Funds, Inc.

THOMAS P. GERRITY
Trustee; Dean and Reliance Professor of Management and Private Enterprise, Wharton School of Business, University of
Pennsylvania; Director, Digital Equipment Corporation; Director, Sun Company, Inc.; Director, Fannie Mae; Director, Reliance Group Holdings; Director, CVS Corporation; Director, Union Carbide Corporation.

JOSEPH P. HEALY
Trustee; Headmaster, Haverford School; formerly Dean, Hobart College; Associate Dean, William & Mary College.

JOSEPH J. KEARNS
Trustee; Investment Consultant, Chief Investment Officer, The J. Paul Getty Trust; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, The Ford Family Foundation.

VINCENT R. MCLEAN
Trustee; Director, Legal and General America, Inc., Director, William Penn Life Insurance Company of New York; formerly Executive Vice President, Chief Financial Officer, Director and Member of the Executive Committee of Sperry Corporation (now part of Unisys Corporation).

C. OSCAR MORONG, JR.
Trustee; Managing Director, Morong Capital Management; Director, Ministers and Missionaries Benefit Board of American Baptist Churches, The Indonesia Fund, The Landmark Funds; formerly Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.

JAMES D. SCHMID
President, MAS Funds; Principal, Morgan Stanley; Head of Mutual Funds, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.; Chairman of the Board of Directors, The Minerva Fund, Inc.; formerly Vice President, The Chase Manhattan Bank.

LORRAINE TRUTEN, CFA
Vice-President, MAS Funds; Principal, Morgan Stanley; Head of Mutual Fund Services, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.

JOHN H. GRADY, JR.
Secretary, MAS Funds; Partner, Morgan, Lewis & Bockius, LLP; formerly Attorney, Ropes & Gray.

RICHARD J. SHOCH
Assistant Secretary and Compliance Officer, MAS Funds;
formerly Vice President and Assistant Secretary,
SEI Corporation.

JAMES A. GALLO
Treasurer, MAS Funds; Vice-President, Morgan Stanley; Head of Fund Accounting, Miller Anderson & Sherrerd, LLP; formerly Vice President and Director of Investment Accounting, PFPC, Inc.

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

--------------------------------------------------------------------------------

[MAS LOGO]

MILLER ANDERSON & SHERRERD, LLP
One Tower Bridge, West Conshohocken, PA 19428-2899

Investment Adviser: (610) 940-5000
MAS Funds: (800) 354-8185

Printed in U.S.A.

This Report has been prepared for
shareholders and may be distributed to
others only if preceded or accompanied by a current prospectus.